UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537
                                   ---------

                         FRANKLIN CUSTODIAN FUNDS, INC.
                         ------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
                 (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]
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                                                     SEPTEMBER 30, 2007
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                                                     Franklin DynaTech Fund

                                                     Franklin Growth Fund

                                                     Franklin Income Fund

                                                     Franklin U.S. Government
                                                     Securities Fund

                                                     Franklin Utilities Fund

--------------------------------------------------------------------------------
         ANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
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                                                         See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER .......................................................     1

ANNUAL REPORT

Franklin DynaTech Fund ...................................................     3

Franklin Growth Fund .....................................................    12

Franklin Income Fund .....................................................    22

Franklin U.S. Government Securities Fund .................................    36

Franklin Utilities Fund ..................................................    49

Financial Highlights and  Statements of Investments ......................    60

Financial Statements .....................................................   108

Notes to Financial Statements ............................................   117

Report of Independent Registered Public Accounting Firm ..................   135

Tax Designation ..........................................................   136

Meeting of Shareholders ..................................................   137

Board Members and Officers ...............................................   150

Shareholder Information ..................................................   154

--------------------------------------------------------------------------------
Annual Report

Franklin DynaTech Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin DynaTech Fund seeks capital appreciation by investing substantially in the equity securities of companies emphasizing scientific or technological development or that are in fast-growing industries.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin DynaTech Fund's annual report for the fiscal year ended September 30, 2007.

PERFORMANCE OVERVIEW

Franklin DynaTech Fund - Class A posted a +25.31% cumulative total return for the 12 months under review. For the same period, the Fund performed comparably with its narrow benchmark, the NASDAQ 100 Index, which had a price-only return of +26.42%, and outperformed the broader Standard & Poor's 500 Index (S&P 500), which posted a +16.44% cumulative total return. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2007, the U.S. economy advanced at a moderate but uneven pace. Gross domestic product (GDP) grew an annualized 2.1% in the fourth quarter of 2006, but slowed to an annualized 0.6% rate in the first quarter of 2007 due in part to higher imports and lower spending for nondurable goods. In the second quarter, however, GDP growth advanced at an annualized 3.8% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures. GDP grew an

1. Source: Standard & Poor's Micropal. The NASDAQ 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on The NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 Index is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 63.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN

Franklin DynaTech Fund
Based on Total Net Assets as of 9/30/07*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Medical Specialties                         10.0%
Semiconductors                               8.2%
Biotechnology                                7.5%
Computer Processing Hardware                 7.4%
Packaged Software                            6.9%
Internet Software & Services                 5.9%
Telecommunications Equipment                 5.5%
Wireless Communications                      4.9%
Electronic Production Equipment              4.9%
Oilfield Services & Equipment                4.4%
Computer Communications                      3.5%
Other Pharmaceuticals                        3.3%
Information Technology Services              2.1%
Services to the Health Industry              2.1%
Major Pharmaceuticals                        2.0%
Medical & Nursing Services                   2.0%
Other                                       19.6%

* Short-term investments and other net assets = -0.2% because the Fund's liabilities exceeded short-term investments and receivables.

estimated annualized 3.9% in the third quarter of 2007 despite a struggling housing market that became more fragile with the abrupt unraveling of the subprime mortgage market.

The unemployment rate increased from 4.6% at the beginning of the period to 4.7% in September 2007. 2 Although consumer confidence in July neared a six-year high, the pace of consumer spending slowed toward period-end as worries about the housing slump and high gasoline prices made individuals more cautious. After a welcome drop in energy costs during the latter half of 2006, oil prices established a new record high in September, crossing $80 per barrel in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. The core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.1% for the 12 months ended September 30, 2007, which was lower than its 2.2% 10-year average. 2

Liquidity and financing became difficult to obtain in some corporate credit markets, which dampened the outlook for economic growth. In response, the Federal Reserve Board (Fed) lowered the federal funds target rate 50 basis points to 4.75% from 5.25% in September, which marked the first interest rate reduction in four years. The 10-year Treasury note yield fell from 4.64% at the beginning of the period to 4.59% on September 30, 2007.

After stock market sell-offs in late February and mid-March, markets rebounded in the second quarter of 2007 amid generally strong first quarter corporate earnings reports. However, volatility picked up again in the second half of July and in August due to investor concerns about the housing market, lending environment and mixed second quarter earnings reports. The blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +21.69%, the broader S&P 500 returned +16.44%, and the technology-heavy NASDAQ Composite Index returned +20.52%. 3 Energy, materials and telecommunication stocks performed particularly well.

2. Source: Bureau of Labor Statistics.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Please see footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Annual Report

INVESTMENT STRATEGY

Based on our independent analysis of individual companies, we search for leading companies that we believe have a sustainable competitive advantage due to state-of-the-art and innovative products, technologies and business models. We consider such factors as a company's competitive positioning, patents, new products, market share, industry growth, recent operational execution and managerial strength. We use a conservative, bottom-up research process to buy and hold what we consider to be undervalued companies.

MANAGER'S DISCUSSION

The most significant contributor to the Fund's performance for the year under review was computer processing hardware manufacturer Apple. Apple rose in value largely due to strong sales of its digital music players and services, PCs and related computer hardware devices. Other major contributors to performance were leading targeted advertising and Internet search solutions provider Google and digital navigation products manufacturer Garmin.

From a sector perspective, the electronic technology sector was the largest contributor to performance for the reporting period. 4 In addition to the aforementioned Apple and Garmin, sector holding Varian Semiconductor Equipment Associates, the world's top ion implantation systems producer, contributed to Fund performance. The health technology sector also positively affected performance as Fund holdings Stryker, Waters and Celgene performed well. 5

Despite the Fund's positive results during the fiscal year, some holdings declined in value and hurt performance. The biggest detractor from performance during the period was wireless and broadband communication products provider Motorola. Motorola's share price declined due to a lack of new products combined with increased competition, weak wireless handset sales, and price cuts for its popular but aging RAZR line of cell phones, all of which impeded the company's earnings and profit margins. Leading biotechnology company Amgen and financial publishing company Moody's (sold by period-end) also hampered Fund returns.

TOP 10 HOLDINGS

Franklin DynaTech Fund 9/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Apple Inc.                                                                  4.8%
   COMPUTER PROCESSING HARDWARE
--------------------------------------------------------------------------------
Intel Corp.                                                                 4.5%
   SEMICONDUCTORS
--------------------------------------------------------------------------------
Google Inc., A                                                              4.4%
   INTERNET SOFTWARE & SERVICES
--------------------------------------------------------------------------------
Genentech Inc.                                                              3.0%
   BIOTECHNOLOGY
--------------------------------------------------------------------------------
Adobe Systems Inc.                                                          2.7%
   PACKAGED SOFTWARE
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                                         2.6%
   COMPUTER PROCESSING HARDWARE
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                           2.6%
   OILFIELD SERVICES & EQUIPMENT
--------------------------------------------------------------------------------
Cisco Systems Inc.                                                          2.3%
   COMPUTER COMMUNICATIONS
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.3%
   PACKAGED SOFTWARE
--------------------------------------------------------------------------------
Alcon Inc. (Switzerland)                                                    2.2%
   MEDICAL SPECIALTIES
--------------------------------------------------------------------------------

4. The electronic technology sector comprises computer communications, computer peripherals, computer processing hardware, electronic equipment and instruments, electronic production equipment, semiconductors and telecommunications equipment in the SOI.

5. The health technology sector comprises biotechnology, medical specialties, major pharmaceuticals and other pharmaceuticals in the SOI.


                                                               Annual Report | 5

By sector, our commercial services sector holdings hindered Fund performance during the period largely due to our position in the aforementioned Moody's. 6 Additionally, in the retail trade sector, the Fund's performance was negatively affected by electronics and appliance store Best Buy and natural foods grocery chain Whole Foods, both of which we sold by period-end. 7

Thank you for your continued participation in Franklin DynaTech Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]    /s/ Rupert H. Johnson, Jr.

                   Rupert H. Johnson, Jr.

[PHOTO OMITTED]    /s/ Matthew J. Moberg

                   Matthew J. Moberg, CPA

                   Portfolio Management Team
                   Franklin DynaTech Fund

6. The commercial services sector comprises miscellaneous commercial services in the SOI.

7. The retail trade sector comprises apparel and footwear retail and Internet retail in the SOI.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 9/30/07

FRANKLIN DYNATECH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

---------------------------------------------------------------------------------------------------------
CLASS A     (SYMBOL: FKDNX)                                  CHANGE         9/30/07          9/30/06
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$6.53         $ 32.33          $ 25.80
---------------------------------------------------------------------------------------------------------
CLASS B     (SYMBOL: FDNBX)                                  CHANGE         9/30/07          9/30/06
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$6.03         $ 30.78          $ 24.75
---------------------------------------------------------------------------------------------------------
CLASS C     (SYMBOL: FDYNX)                                  CHANGE         9/30/07          9/30/06
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$5.96         $ 30.46          $ 24.50
---------------------------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------------
CLASS A                                                      1-YEAR          5-YEAR       10-YEAR
---------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +25.31%        +110.34%       +99.37%
---------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                +18.12%         +14.66%        +6.51%
---------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                                $11,812         $19,822       $18,788
---------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4           0.97%
---------------------------------------------------------------------------------------------------------
CLASS B                                                      1-YEAR          5-YEAR    INCEPTION (2/1/00)
---------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +24.36%        +102.63%      +12.99%
---------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                +20.36%         +14.94%       +1.61%
---------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                                $12,036         $20,063      $11,299
---------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4           1.72%
---------------------------------------------------------------------------------------------------------
CLASS C                                                       1-YEAR          5-YEAR      10-YEAR
---------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +24.33%        +102.66%      +84.55%
---------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                +23.33%         +15.17%       +6.32%
---------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                                $12,333         $20,266      $18,455
---------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4           1.71%
---------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS A                     9/30/07
-----------------------------------
1-Year                      +18.12%
-----------------------------------
5-Year                      +14.66%
-----------------------------------
10-Year                      +6.51%
-----------------------------------

CLASS A (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin DynaTech                            NASDAQ 100
    Date            Fund             S&P 500 5               Index 5
-------------------------------------------------------------------------
 10/1/1997         $  9,424           $ 10,000               $ 10,000
10/31/1997         $  8,960           $  9,666               $  9,293
11/30/1997         $  9,057           $ 10,113               $  9,575
12/31/1997         $  8,890           $ 10,287               $  9,031
 1/31/1998         $  9,195           $ 10,401               $  9,763
 2/28/1998         $  9,604           $ 11,151               $ 10,884
 3/31/1998         $  9,647           $ 11,722               $ 11,126
 4/30/1998         $  9,832           $ 11,840               $ 11,376
 5/31/1998         $  9,484           $ 11,637               $ 10,865
 6/30/1998         $  9,947           $ 12,109               $ 12,189
 7/31/1998         $  9,996           $ 11,980               $ 12,553
 8/31/1998         $  9,081           $ 10,248               $ 10,393
 9/30/1998         $  9,713           $ 10,905               $ 12,263
10/31/1998         $  9,979           $ 11,792               $ 12,765
11/30/1998         $ 10,594           $ 12,506               $ 14,200
12/31/1998         $ 11,321           $ 13,227               $ 16,734
 1/31/1999         $ 12,203           $ 13,780               $ 19,388
 2/28/1999         $ 11,641           $ 13,352               $ 17,548
 3/31/1999         $ 12,021           $ 13,886               $ 19,198
 4/30/1999         $ 12,054           $ 14,424               $ 19,472
 5/31/1999         $ 11,856           $ 14,083               $ 19,046
 6/30/1999         $ 12,462           $ 14,865               $ 20,934
 7/31/1999         $ 12,451           $ 14,401               $ 20,698
 8/31/1999         $ 12,798           $ 14,329               $ 21,846
 9/30/1999         $ 12,738           $ 13,937               $ 21,946
10/31/1999         $ 13,256           $ 14,819               $ 24,039
11/30/1999         $ 14,039           $ 15,120               $ 27,040
12/31/1999         $ 15,531           $ 16,010               $ 33,794
 1/31/2000         $ 15,688           $ 15,206               $ 32,539
 2/29/2000         $ 17,069           $ 14,918               $ 38,890
 3/31/2000         $ 17,243           $ 16,377               $ 40,083
 4/30/2000         $ 16,309           $ 15,885               $ 34,390
 5/31/2000         $ 15,526           $ 15,559               $ 30,297
 6/30/2000         $ 16,482           $ 15,942               $ 34,305
 7/31/2000         $ 16,191           $ 15,693               $ 32,897
 8/31/2000         $ 17,366           $ 16,668               $ 37,165
 9/30/2000         $ 15,995           $ 15,788               $ 32,544
10/31/2000         $ 15,587           $ 15,721               $ 29,916
11/30/2000         $ 13,926           $ 14,482               $ 22,846
12/31/2000         $ 13,631           $ 14,553               $ 21,343
 1/31/2001         $ 14,318           $ 15,069               $ 23,633
 2/28/2001         $ 12,589           $ 13,695               $ 17,393
 3/31/2001         $ 11,850           $ 12,827               $ 14,339
 4/30/2001         $ 12,623           $ 13,824               $ 16,909
 5/31/2001         $ 12,428           $ 13,917               $ 16,405
 6/30/2001         $ 12,337           $ 13,578               $ 16,704
 7/31/2001         $ 11,948           $ 13,444               $ 15,345
 8/31/2001         $ 11,461           $ 12,603               $ 13,395
 9/30/2001         $ 10,740           $ 11,585               $ 10,649
10/31/2001         $ 11,232           $ 11,806               $ 12,439
11/30/2001         $ 11,930           $ 12,712               $ 14,547
12/31/2001         $ 11,843           $ 12,823               $ 14,374
 1/31/2002         $ 11,750           $ 12,636               $ 14,129
 2/28/2002         $ 11,198           $ 12,392               $ 12,388
 3/31/2002         $ 11,541           $ 12,858               $ 13,241
 4/30/2002         $ 10,919           $ 12,079               $ 11,640
 5/31/2002         $ 10,780           $ 11,990               $ 11,013
 6/30/2002         $ 10,112           $ 11,136               $  9,583
 7/31/2002         $  9,589           $ 10,268               $  8,769
 8/31/2002         $  9,548           $ 10,335               $  8,589
 9/30/2002         $  8,932           $  9,212               $  7,588
10/31/2002         $  9,687           $ 10,023               $  9,019
11/30/2002         $ 10,286           $ 10,612               $ 10,173
12/31/2002         $  9,490           $  9,989               $  8,972
 1/31/2003         $  9,385           $  9,727               $  8,960
 2/28/2003         $  9,478           $  9,581               $  9,203
 3/31/2003         $  9,560           $  9,674               $  9,284
 4/30/2003         $ 10,193           $ 10,471               $ 10,081
 5/31/2003         $ 10,948           $ 11,023               $ 10,918
 6/30/2003         $ 11,134           $ 11,164               $ 10,953
 7/31/2003         $ 11,535           $ 11,360               $ 11,638
 8/31/2003         $ 11,960           $ 11,582               $ 12,224
 9/30/2003         $ 11,721           $ 11,459               $ 11,882
10/31/2003         $ 12,523           $ 12,107               $ 12,909
11/30/2003         $ 12,756           $ 12,214               $ 12,981
12/31/2003         $ 13,157           $ 12,854               $ 13,379
 1/31/2004         $ 13,441           $ 13,090               $ 13,608
 2/29/2004         $ 13,296           $ 13,272               $ 13,402
 3/31/2004         $ 13,221           $ 13,072               $ 13,110
 4/30/2004         $ 13,000           $ 12,867               $ 12,772
 5/31/2004         $ 13,529           $ 13,043               $ 13,364
 6/30/2004         $ 13,680           $ 13,297               $ 13,823
 7/31/2004         $ 12,547           $ 12,857               $ 12,764
 8/31/2004         $ 12,320           $ 12,909               $ 12,475
 9/30/2004         $ 12,791           $ 13,049               $ 12,876
10/31/2004         $ 13,064           $ 13,248               $ 13,550
11/30/2004         $ 13,651           $ 13,784               $ 14,323
12/31/2004         $ 14,168           $ 14,253               $ 14,775
 1/31/2005         $ 13,325           $ 13,906               $ 13,850
 2/28/2005         $ 13,500           $ 14,198               $ 13,772
 3/31/2005         $ 13,203           $ 13,947               $ 13,512
 4/30/2005         $ 12,971           $ 13,682               $ 12,950
 5/31/2005         $ 13,872           $ 14,118               $ 14,060
 6/30/2005         $ 13,732           $ 14,138               $ 13,612
 7/31/2005         $ 14,435           $ 14,664               $ 14,630
 8/31/2005         $ 14,540           $ 14,530               $ 14,416
 9/30/2005         $ 14,517           $ 14,647               $ 14,598
10/31/2005         $ 14,400           $ 14,403               $ 14,393
11/30/2005         $ 15,324           $ 14,948               $ 15,244
12/31/2005         $ 15,185           $ 14,953               $ 14,995
 1/31/2006         $ 15,795           $ 15,349               $ 15,592
 2/28/2006         $ 15,487           $ 15,391               $ 15,226
 3/31/2006         $ 15,586           $ 15,582               $ 15,528
 4/30/2006         $ 15,493           $ 15,792               $ 15,501
 5/31/2006         $ 14,482           $ 15,337               $ 14,397
 6/30/2006         $ 14,592           $ 15,358               $ 14,357
 7/31/2006         $ 14,139           $ 15,453               $ 13,757
 8/31/2006         $ 14,668           $ 15,820               $ 14,398
 9/30/2006         $ 14,993           $ 16,228               $ 15,076
10/31/2006         $ 15,342           $ 16,757               $ 15,791
11/30/2006         $ 15,702           $ 17,075               $ 16,326
12/31/2006         $ 15,586           $ 17,315               $ 16,013
 1/31/2007         $ 15,946           $ 17,577               $ 16,335
 2/28/2007         $ 15,679           $ 17,233               $ 16,056
 3/31/2007         $ 15,801           $ 17,426               $ 16,154
 4/30/2007         $ 16,539           $ 18,198               $ 17,023
 5/31/2007         $ 17,039           $ 18,833               $ 17,574
 6/30/2007         $ 16,928           $ 18,520               $ 17,628
 7/31/2007         $ 16,986           $ 17,946               $ 17,609
 8/31/2007         $ 17,567           $ 18,215               $ 18,126
 9/30/2007         $ 18,788           $ 18,896               $ 19,059

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS B                     9/30/07
-----------------------------------
1-Year                      +20.36%
-----------------------------------
5-Year                      +14.94%
-----------------------------------
Since Inception (2/1/00)     +1.61%
-----------------------------------

CLASS B (2/1/00-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin DynaTech                            NASDAQ 100
    Date            Fund             S&P 500 5               Index 5
-------------------------------------------------------------------------
  2/1/2000         $ 10,000           $ 10,000               $ 10,000
 2/29/2000         $ 10,870           $  9,811               $ 11,952
 3/31/2000         $ 10,973           $ 10,770               $ 12,319
 4/30/2000         $ 10,374           $ 10,446               $ 10,569
 5/31/2000         $  9,868           $ 10,232               $  9,311
 6/30/2000         $ 10,471           $ 10,484               $ 10,543
 7/31/2000         $ 10,278           $ 10,320               $ 10,110
 8/31/2000         $ 11,020           $ 10,961               $ 11,422
 9/30/2000         $ 10,146           $ 10,383               $ 10,002
10/31/2000         $  9,879           $ 10,339               $  9,194
11/30/2000         $  8,824           $  9,524               $  7,021
12/31/2000         $  8,624           $  9,570               $  6,559
 1/31/2001         $  9,053           $  9,910               $  7,263
 2/28/2001         $  7,958           $  9,006               $  5,345
 3/31/2001         $  7,488           $  8,436               $  4,407
 4/30/2001         $  7,968           $  9,091               $  5,196
 5/31/2001         $  7,841           $  9,152               $  5,042
 6/30/2001         $  7,779           $  8,929               $  5,134
 7/31/2001         $  7,528           $  8,842               $  4,716
 8/31/2001         $  7,219           $  8,288               $  4,117
 9/30/2001         $  6,760           $  7,619               $  3,273
10/31/2001         $  7,062           $  7,764               $  3,823
11/30/2001         $  7,499           $  8,360               $  4,471
12/31/2001         $  7,437           $  8,433               $  4,417
 1/31/2002         $  7,378           $  8,310               $  4,342
 2/28/2002         $  7,026           $  8,150               $  3,807
 3/31/2002         $  7,239           $  8,456               $  4,069
 4/30/2002         $  6,842           $  7,943               $  3,577
 5/31/2002         $  6,751           $  7,885               $  3,385
 6/30/2002         $  6,329           $  7,323               $  2,945
 7/31/2002         $  5,995           $  6,752               $  2,695
 8/31/2002         $  5,969           $  6,797               $  2,640
 9/30/2002         $  5,576           $  6,058               $  2,332
10/31/2002         $  6,046           $  6,591               $  2,772
11/30/2002         $  6,413           $  6,979               $  3,126
12/31/2002         $  5,917           $  6,569               $  2,757
 1/31/2003         $  5,848           $  6,397               $  2,754
 2/28/2003         $  5,903           $  6,301               $  2,828
 3/31/2003         $  5,947           $  6,362               $  2,853
 4/30/2003         $  6,340           $  6,886               $  3,098
 5/31/2003         $  6,806           $  7,249               $  3,355
 6/30/2003         $  6,916           $  7,342               $  3,366
 7/31/2003         $  7,158           $  7,471               $  3,577
 8/31/2003         $  7,419           $  7,617               $  3,757
 9/30/2003         $  7,268           $  7,536               $  3,652
10/31/2003         $  7,760           $  7,962               $  3,967
11/30/2003         $  7,896           $  8,032               $  3,989
12/31/2003         $  8,142           $  8,454               $  4,112
 1/31/2004         $  8,311           $  8,609               $  4,182
 2/29/2004         $  8,215           $  8,728               $  4,119
 3/31/2004         $  8,164           $  8,597               $  4,029
 4/30/2004         $  8,025           $  8,462               $  3,925
 5/31/2004         $  8,344           $  8,578               $  4,107
 6/30/2004         $  8,432           $  8,745               $  4,248
 7/31/2004         $  7,727           $  8,455               $  3,923
 8/31/2004         $  7,584           $  8,489               $  3,834
 9/30/2004         $  7,867           $  8,581               $  3,957
10/31/2004         $  8,028           $  8,712               $  4,164
11/30/2004         $  8,388           $  9,065               $  4,402
12/31/2004         $  8,696           $  9,373               $  4,541
 1/31/2005         $  8,179           $  9,145               $  4,257
 2/28/2005         $  8,278           $  9,337               $  4,232
 3/31/2005         $  8,091           $  9,172               $  4,153
 4/30/2005         $  7,944           $  8,998               $  3,980
 5/31/2005         $  8,491           $  9,284               $  4,321
 6/30/2005         $  8,399           $  9,298               $  4,183
 7/31/2005         $  8,825           $  9,643               $  4,496
 8/31/2005         $  8,880           $  9,555               $  4,430
 9/30/2005         $  8,865           $  9,633               $  4,486
10/31/2005         $  8,784           $  9,472               $  4,423
11/30/2005         $  9,342           $  9,830               $  4,685
12/31/2005         $  9,254           $  9,834               $  4,608
 1/31/2006         $  9,621           $ 10,094               $  4,792
 2/28/2006         $  9,423           $ 10,122               $  4,679
 3/31/2006         $  9,478           $ 10,248               $  4,772
 4/30/2006         $  9,416           $ 10,385               $  4,764
 5/31/2006         $  8,795           $ 10,086               $  4,425
 6/30/2006         $  8,858           $ 10,100               $  4,412
 7/31/2006         $  8,579           $ 10,162               $  4,228
 8/31/2006         $  8,895           $ 10,404               $  4,425
 9/30/2006         $  9,085           $ 10,672               $  4,633
10/31/2006         $  9,291           $ 11,020               $  4,853
11/30/2006         $  9,504           $ 11,230               $  5,017
12/31/2006         $  9,427           $ 11,387               $  4,921
 1/31/2007         $  9,640           $ 11,559               $  5,020
 2/28/2007         $  9,471           $ 11,333               $  4,935
 3/31/2007         $  9,541           $ 11,460               $  4,965
 4/30/2007         $  9,977           $ 11,968               $  5,232
 5/31/2007         $ 10,271           $ 12,385               $  5,401
 6/30/2007         $ 10,201           $ 12,179               $  5,418
 7/31/2007         $ 10,231           $ 11,802               $  5,412
 8/31/2007         $ 10,572           $ 11,979               $  5,571
 9/30/2007         $ 11,299           $ 12,427               $  5,857


8 | Annual Report

CLASS C (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin DynaTech                            NASDAQ 100
    Date            Fund             S&P 500 5               Index 5
-------------------------------------------------------------------------
 10/1/1997         $ 10,000           $ 10,000               $ 10,000
10/31/1997         $  9,503           $  9,666               $  9,293
11/30/1997         $  9,596           $ 10,113               $  9,575
12/31/1997         $  9,411           $ 10,287               $  9,031
 1/31/1998         $  9,714           $ 10,401               $  9,763
 2/28/1998         $ 10,139           $ 11,151               $ 10,884
 3/31/1998         $ 10,180           $ 11,722               $ 11,126
 4/30/1998         $ 10,372           $ 11,840               $ 11,376
 5/31/1998         $  9,994           $ 11,637               $ 10,865
 6/30/1998         $ 10,477           $ 12,109               $ 12,189
 7/31/1998         $ 10,517           $ 11,980               $ 12,553
 8/31/1998         $  9,551           $ 10,248               $ 10,393
 9/30/1998         $ 10,203           $ 10,905               $ 12,263
10/31/1998         $ 10,477           $ 11,792               $ 12,765
11/30/1998         $ 11,117           $ 12,506               $ 14,200
12/31/1998         $ 11,870           $ 13,227               $ 16,734
 1/31/1999         $ 12,785           $ 13,780               $ 19,388
 2/28/1999         $ 12,193           $ 13,352               $ 17,548
 3/31/1999         $ 12,580           $ 13,886               $ 19,198
 4/30/1999         $ 12,609           $ 14,424               $ 19,472
 5/31/1999         $ 12,398           $ 14,083               $ 19,046
 6/30/1999         $ 13,020           $ 14,865               $ 20,934
 7/31/1999         $ 13,002           $ 14,401               $ 20,698
 8/31/1999         $ 13,354           $ 14,329               $ 21,846
 9/30/1999         $ 13,284           $ 13,937               $ 21,946
10/31/1999         $ 13,812           $ 14,819               $ 24,039
11/30/1999         $ 14,622           $ 15,120               $ 27,040
12/31/1999         $ 16,167           $ 16,010               $ 33,794
 1/31/2000         $ 16,321           $ 15,206               $ 32,539
 2/29/2000         $ 17,749           $ 14,918               $ 38,890
 3/31/2000         $ 17,915           $ 16,377               $ 40,083
 4/30/2000         $ 16,937           $ 15,885               $ 34,390
 5/31/2000         $ 16,108           $ 15,559               $ 30,297
 6/30/2000         $ 17,097           $ 15,942               $ 34,305
 7/31/2000         $ 16,783           $ 15,693               $ 32,897
 8/31/2000         $ 17,986           $ 16,668               $ 37,165
 9/30/2000         $ 16,558           $ 15,788               $ 32,544
10/31/2000         $ 16,126           $ 15,721               $ 29,916
11/30/2000         $ 14,402           $ 14,482               $ 22,846
12/31/2000         $ 14,079           $ 14,553               $ 21,343
 1/31/2001         $ 14,783           $ 15,069               $ 23,633
 2/28/2001         $ 12,990           $ 13,695               $ 17,393
 3/31/2001         $ 12,226           $ 12,827               $ 14,339
 4/30/2001         $ 13,014           $ 13,824               $ 16,909
 5/31/2001         $ 12,804           $ 13,917               $ 16,405
 6/30/2001         $ 12,702           $ 13,578               $ 16,704
 7/31/2001         $ 12,292           $ 13,444               $ 15,345
 8/31/2001         $ 11,781           $ 12,603               $ 13,395
 9/30/2001         $ 11,035           $ 11,585               $ 10,649
10/31/2001         $ 11,534           $ 11,806               $ 12,439
11/30/2001         $ 12,244           $ 12,712               $ 14,547
12/31/2001         $ 12,142           $ 12,823               $ 14,374
 1/31/2002         $ 12,045           $ 12,636               $ 14,129
 2/28/2002         $ 11,475           $ 12,392               $ 12,388
 3/31/2002         $ 11,815           $ 12,858               $ 13,241
 4/30/2002         $ 11,173           $ 12,079               $ 11,640
 5/31/2002         $ 11,021           $ 11,990               $ 11,013
 6/30/2002         $ 10,330           $ 11,136               $  9,583
 7/31/2002         $  9,791           $ 10,268               $  8,769
 8/31/2002         $  9,743           $ 10,335               $  8,589
 9/30/2002         $  9,106           $  9,212               $  7,588
10/31/2002         $  9,876           $ 10,023               $  9,019
11/30/2002         $ 10,476           $ 10,612               $ 10,173
12/31/2002         $  9,664           $  9,989               $  8,972
 1/31/2003         $  9,549           $  9,727               $  8,960
 2/28/2003         $  9,640           $  9,581               $  9,203
 3/31/2003         $  9,712           $  9,674               $  9,284
 4/30/2003         $ 10,355           $ 10,471               $ 10,081
 5/31/2003         $ 11,112           $ 11,023               $ 10,918
 6/30/2003         $ 11,294           $ 11,164               $ 10,953
 7/31/2003         $ 11,694           $ 11,360               $ 11,638
 8/31/2003         $ 12,118           $ 11,582               $ 12,224
 9/30/2003         $ 11,869           $ 11,459               $ 11,882
10/31/2003         $ 12,675           $ 12,107               $ 12,909
11/30/2003         $ 12,899           $ 12,214               $ 12,981
12/31/2003         $ 13,299           $ 12,854               $ 13,379
 1/31/2004         $ 13,578           $ 13,090               $ 13,608
 2/29/2004         $ 13,420           $ 13,272               $ 13,402
 3/31/2004         $ 13,336           $ 13,072               $ 13,110
 4/30/2004         $ 13,105           $ 12,867               $ 12,772
 5/31/2004         $ 13,626           $ 13,043               $ 13,364
 6/30/2004         $ 13,772           $ 13,297               $ 13,823
 7/31/2004         $ 12,621           $ 12,857               $ 12,764
 8/31/2004         $ 12,390           $ 12,909               $ 12,475
 9/30/2004         $ 12,851           $ 13,049               $ 12,876
10/31/2004         $ 13,117           $ 13,248               $ 13,550
11/30/2004         $ 13,699           $ 13,784               $ 14,323
12/31/2004         $ 14,202           $ 14,253               $ 14,775
 1/31/2005         $ 13,360           $ 13,906               $ 13,850
 2/28/2005         $ 13,523           $ 14,198               $ 13,772
 3/31/2005         $ 13,214           $ 13,947               $ 13,512
 4/30/2005         $ 12,972           $ 13,682               $ 12,950
 5/31/2005         $ 13,869           $ 14,118               $ 14,060
 6/30/2005         $ 13,717           $ 14,138               $ 13,612
 7/31/2005         $ 14,414           $ 14,664               $ 14,630
 8/31/2005         $ 14,505           $ 14,530               $ 14,416
 9/30/2005         $ 14,481           $ 14,647               $ 14,598
10/31/2005         $ 14,353           $ 14,403               $ 14,393
11/30/2005         $ 15,262           $ 14,948               $ 15,244
12/31/2005         $ 15,117           $ 14,953               $ 14,995
 1/31/2006         $ 15,711           $ 15,349               $ 15,592
 2/28/2006         $ 15,396           $ 15,391               $ 15,226
 3/31/2006         $ 15,486           $ 15,582               $ 15,528
 4/30/2006         $ 15,383           $ 15,792               $ 15,501
 5/31/2006         $ 14,372           $ 15,337               $ 14,397
 6/30/2006         $ 14,469           $ 15,358               $ 14,357
 7/31/2006         $ 14,014           $ 15,453               $ 13,757
 8/31/2006         $ 14,529           $ 15,820               $ 14,398
 9/30/2006         $ 14,844           $ 16,228               $ 15,076
10/31/2006         $ 15,177           $ 16,757               $ 15,791
11/30/2006         $ 15,523           $ 17,075               $ 16,326
12/31/2006         $ 15,402           $ 17,315               $ 16,013
 1/31/2007         $ 15,741           $ 17,577               $ 16,335
 2/28/2007         $ 15,474           $ 17,233               $ 16,056
 3/31/2007         $ 15,583           $ 17,426               $ 16,154
 4/30/2007         $ 16,298           $ 18,198               $ 17,023
 5/31/2007         $ 16,777           $ 18,833               $ 17,574
 6/30/2007         $ 16,662           $ 18,520               $ 17,628
 7/31/2007         $ 16,710           $ 17,946               $ 17,609
 8/31/2007         $ 17,274           $ 18,215               $ 18,126
 9/30/2007         $ 18,455           $ 18,896               $ 19,059

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS C                     9/30/07
-----------------------------------
1-Year                      +23.33%
-----------------------------------
5-Year                      +15.17%
-----------------------------------
10-Year                      +6.32%
-----------------------------------

ENDNOTES

THE FUND'S INVESTMENTS IN FAST-GROWING INDUSTRIES, INCLUDING THE TECHNOLOGY AND TELECOMMUNICATIONS SECTORS (WHICH HAVE HISTORICALLY BEEN VOLATILE) COULD RESULT IN INCREASED PRICE FLUCTUATION, ESPECIALLY OVER THE SHORT TERM, DUE TO THE RAPID PACE OF PRODUCT CHANGE AND DEVELOPMENT AND CHANGES IN GOVERNMENT REGULATION OF COMPANIES EMPHASIZING SCIENTIFIC OR TECHNOLOGICAL ADVANCEMENT. THE FUND MAY ALSO INVEST IN SMALL-CAPITALIZATION COMPANIES, WHICH INVOLVES SPECIAL RISKS SUCH AS RELATIVELY SMALL REVENUES, LIMITED PRODUCT LINES AND MODEST MARKET SHARE. THE PRICES OF THESE SECURITIES CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM, AND INVESTORS SHOULD EXPECT FLUCTUATION IN THE VALUE OF THEIR INVESTMENT. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund's prospectus current as of the date of this report.

5. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on The NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 Index is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends.


                                                               Annual Report | 9

Your Fund's Expenses

FRANKLIN DYNATECH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period.

      " IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 4/1/07       VALUE 9/30/07   PERIOD* 4/1/07-9/30/07
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,189.00              $5.10
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,020.41              $4.71
------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,184.30              $9.25
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,016.60              $8.54
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,184.30              $9.20
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,016.65              $8.49
------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.93%; B: 1.69%; and C: 1.68%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 11

Franklin Growth Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Growth Fund seeks capital appreciation by investing substantially in equity securities of companies that are leaders in their industries.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Growth Fund's annual report for the fiscal year ended September 30, 2007.

PERFORMANCE OVERVIEW

Franklin Growth Fund - Class A posted a cumulative total return of +18.87% for the 12 months under review. The Fund outperformed its benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +16.44% for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 15.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2007, the U.S. economy advanced at a moderate but uneven pace. Gross domestic product (GDP) grew an annualized 2.1% in the fourth quarter of 2006, but slowed to an annualized 0.6% rate in the first quarter of 2007 due in part to higher imports and lower spending for nondurable goods. In the second quarter, however, GDP growth advanced at an annualized 3.8% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures. GDP grew an estimated annualized 3.9% in the third quarter of 2007 despite a struggling housing market that became more fragile with the abrupt unraveling of the subprime mortgage market.

The unemployment rate increased from 4.6% at the beginning of the period to 4.7% in September 2007. 2 Although consumer confidence in July neared a six-year high, the pace of consumer spending slowed toward period-end as worries about the housing slump and high gasoline prices made individuals more

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 72.


12 | Annual Report
cautious. After a welcome drop in energy costs during the latter half of 2006, oil prices established a new record high in September, crossing $80 per barrel in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. The core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.1% for the 12 months ended September 30, 2007, which was lower than its 2.2% 10-year average. 2

Liquidity and financing became difficult to obtain in some corporate credit markets, which dampened the outlook for economic growth. In response, the Federal Reserve Board (Fed) lowered the federal funds target rate 50 basis points to 4.75% from 5.25% in September, which marked the first interest rate reduction in four years. The 10-year Treasury note yield fell from 4.64% at the beginning of the period to 4.59% on September 30, 2007.

After stock market sell-offs in late February and mid-March, markets rebounded in the second quarter of 2007 amid generally strong first quarter corporate earnings reports. However, volatility picked up again in the second half of July and in August due to investor concerns about the housing market, lending environment and mixed second quarter earnings reports. The blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +21.69%, the broader S&P 500 returned +16.44%, and the technology-heavy NASDAQ Composite Index returned +20.52%. 3 Energy, materials and telecommunication stocks performed particularly well.

INVESTMENT STRATEGY

We seek to invest in companies that have qualities such as strong management teams, financials and industry leadership. The Fund looks for opportunities in new and rapidly growing businesses and in businesses selling at depressed prices but offering favorable recovery possibilities. We analyze securities individually and buy stocks of large and small companies in our effort to maintain a solid and diversified portfolio.

PORTFOLIO BREAKDOWN

Franklin Growth Fund
Based on Total Net Assets as of 9/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Electronic Technology*                               26.2%
Health Technology*                                   19.1%
Producer Manufacturing                               18.4%
Technology Services*                                  8.8%
Transportation                                        5.2%
Consumer Services                                     4.3%
Distribution Services                                 2.9%
Consumer Non-Durables                                 2.4%
Process Industries                                    2.3%
Energy Minerals                                       2.2%
Commercial Services                                   2.1%
Other                                                 5.3%
Short-Term Investments & Other Net Assets             0.8%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Please see footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                                                              Annual Report | 13

TOP 10 HOLDINGS

Franklin Growth Fund
9/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Apple Inc.                                                                  5.2%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
The Boeing Co.                                                              3.6%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
General Dynamics Corp.                                                      2.8%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
3M Co.                                                                      2.7%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Genentech Inc.                                                              2.6%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                                      2.6%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Johnson & Johnson                                                           2.4%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
United Technologies Corp.                                                   2.3%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
International Business Machines Corp.                                       2.3%
  TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Textron Inc.                                                                2.2%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

Franklin Growth Fund owned 128 companies at period-end. We continue to invest in a broad array of companies of all sizes and in varied industries.

During the Fund's fiscal year, performance was largely driven by the robust returns of several of the Fund's electronic technology sector holdings. Among the Fund's top contributing sector investments were Apple and Hewlett-Packard. Apple designs and makes personal computers, portable media players, computer software and hardware and hardware accessories. At the beginning of the calendar year, Apple formally dropped "Computer" from its name and is now simply referred to as "Apple." Hewlett-Packard is among the world's largest information technology companies and makes printers, personal computers, high-end servers and network management software. Major aerospace and defense company Boeing was another key sector contributor to performance during the review period.

The Fund also benefited from several of its producer manufacturing holdings such as industrial conglomerates Textron and Ingersoll-Rand. Global supplier of heating, ventilation, and air-conditioning equipment and services Johnson Controls was also a notable contributor to Fund results.

The Fund had some detractors from performance during the fiscal year under review. Our position in biotechnology giant Amgen was a significant detractor from performance. Financial publishing and credit services company Moody's and Alaska Air Group, the parent company of Alaska Airlines and Horizon Air Industries, also weighed on Fund returns during the review period.

Thank you for your continued participation in Franklin Growth Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ V. Jerry Palmieri

                      V. Jerry Palmieri
                      Portfolio Manager
                      Franklin Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


14 | Annual Report

Performance Summary as of 9/30/07

FRANKLIN GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKGRX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$7.26          $46.36          $39.10
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.1064
----------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FKGBX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$6.77          $44.42          $37.65
----------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRGSX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$6.71          $44.03          $37.32
----------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FGSRX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$7.19          $45.99          $38.80
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.0072
----------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FCGAX)                                CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$7.28          $46.45          $39.17
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.2006
----------------------------------------------------------------------------------------------------


                                                              Annual Report | 15

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------
CLASS A                                                1-YEAR     5-YEAR         10-YEAR
---------------------------------------------------------------------------------------------
Cumulative Total Return 1                              +18.87%   +112.58%         +97.17%
---------------------------------------------------------------------------------------------
Average Annual Total Return 2                          +12.02%    +14.91%          +6.39%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $11,202    $20,038         $18,585
---------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4          0.91%
---------------------------------------------------------------------------------------------
CLASS B                                                1-YEAR     5-YEAR    INCEPTION (1/1/99)
---------------------------------------------------------------------------------------------
Cumulative Total Return 1                              +17.98%   +104.79%         +52.76%
---------------------------------------------------------------------------------------------
Average Annual Total Return 2                          +13.98%    +15.19%          +4.96%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $11,398    $20,279         $15,276
---------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4          1.67%
---------------------------------------------------------------------------------------------
CLASS C                                                1-YEAR     5-YEAR         10-YEAR
---------------------------------------------------------------------------------------------
Cumulative Total Return 1                              +17.98%   +104.70%         +82.83%
---------------------------------------------------------------------------------------------
Average Annual Total Return 2                          +16.98%    +15.40%          +6.22%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $11,698    $20,470         $18,283
---------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4          1.66%
---------------------------------------------------------------------------------------------
CLASS R                                                1-YEAR     5-YEAR    INCEPTION (1/1/02)
---------------------------------------------------------------------------------------------
Cumulative Total Return 1                              +18.55%   +109.83%         +46.00%
---------------------------------------------------------------------------------------------
Average Annual Total Return 2                          +18.55%    +15.98%          +6.81%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $11,855    $20,983         $14,600
---------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4          1.17%
---------------------------------------------------------------------------------------------
ADVISOR CLASS                                          1-YEAR     5-YEAR         10-YEAR
---------------------------------------------------------------------------------------------
Cumulative Total Return 1                              +19.16%   +115.19%        +102.01%
---------------------------------------------------------------------------------------------
Average Annual Total Return 2                          +19.16%    +16.56%          +7.28%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $11,916    $21,519         $20,201
---------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4          0.67%
---------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


16 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Franklin Growth
   Date                       Fund                    S&P 500 5
-----------------------------------------------------------------
 10/1/1997                  $  9,426                  $ 10,000
10/31/1997                  $  9,346                  $  9,666
11/30/1997                  $  9,558                  $ 10,113
12/31/1997                  $  9,669                  $ 10,287
 1/31/1998                  $  9,769                  $ 10,401
 2/28/1998                  $ 10,179                  $ 11,151
 3/31/1998                  $ 10,401                  $ 11,722
 4/30/1998                  $ 10,540                  $ 11,840
 5/31/1998                  $ 10,390                  $ 11,637
 6/30/1998                  $ 10,586                  $ 12,109
 7/31/1998                  $ 10,547                  $ 11,980
 8/31/1998                  $  9,658                  $ 10,248
 9/30/1998                  $ 10,201                  $ 10,905
10/31/1998                  $ 10,829                  $ 11,792
11/30/1998                  $ 11,218                  $ 12,506
12/31/1998                  $ 11,460                  $ 13,227
 1/31/1999                  $ 11,660                  $ 13,780
 2/28/1999                  $ 11,537                  $ 13,352
 3/31/1999                  $ 11,850                  $ 13,886
 4/30/1999                  $ 12,236                  $ 14,424
 5/31/1999                  $ 12,087                  $ 14,083
 6/30/1999                  $ 12,593                  $ 14,865
 7/31/1999                  $ 12,389                  $ 14,401
 8/31/1999                  $ 12,440                  $ 14,329
 9/30/1999                  $ 12,101                  $ 13,937
10/31/1999                  $ 12,298                  $ 14,819
11/30/1999                  $ 12,455                  $ 15,120
12/31/1999                  $ 12,857                  $ 16,010
 1/31/2000                  $ 12,749                  $ 15,206
 2/29/2000                  $ 12,451                  $ 14,918
 3/31/2000                  $ 13,534                  $ 16,377
 4/30/2000                  $ 13,694                  $ 15,885
 5/31/2000                  $ 13,750                  $ 15,559
 6/30/2000                  $ 13,944                  $ 15,942
 7/31/2000                  $ 13,728                  $ 15,693
 8/31/2000                  $ 14,331                  $ 16,668
 9/30/2000                  $ 13,739                  $ 15,788
10/31/2000                  $ 13,921                  $ 15,721
11/30/2000                  $ 13,560                  $ 14,482
12/31/2000                  $ 13,825                  $ 14,553
 1/31/2001                  $ 14,085                  $ 15,069
 2/28/2001                  $ 13,379                  $ 13,695
 3/31/2001                  $ 12,388                  $ 12,827
 4/30/2001                  $ 13,387                  $ 13,824
 5/31/2001                  $ 13,592                  $ 13,917
 6/30/2001                  $ 12,968                  $ 13,578
 7/31/2001                  $ 12,937                  $ 13,444
 8/31/2001                  $ 12,349                  $ 12,603
 9/30/2001                  $ 10,975                  $ 11,585
10/31/2001                  $ 11,342                  $ 11,806
11/30/2001                  $ 12,420                  $ 12,712
12/31/2001                  $ 12,516                  $ 12,823
 1/31/2002                  $ 12,337                  $ 12,636
 2/28/2002                  $ 12,250                  $ 12,392
 3/31/2002                  $ 12,675                  $ 12,858
 4/30/2002                  $ 11,872                  $ 12,079
 5/31/2002                  $ 11,638                  $ 11,990
 6/30/2002                  $ 10,760                  $ 11,136
 7/31/2002                  $  9,791                  $ 10,268
 8/31/2002                  $  9,811                  $ 10,335
 9/30/2002                  $  8,742                  $  9,212
10/31/2002                  $  9,350                  $ 10,023
11/30/2002                  $  9,990                  $ 10,612
12/31/2002                  $  9,468                  $  9,989
 1/31/2003                  $  9,106                  $  9,727
 2/28/2003                  $  8,899                  $  9,581
 3/31/2003                  $  8,899                  $  9,674
 4/30/2003                  $  9,548                  $ 10,471
 5/31/2003                  $ 10,172                  $ 11,023
 6/30/2003                  $ 10,474                  $ 11,164
 7/31/2003                  $ 10,785                  $ 11,360
 8/31/2003                  $ 11,023                  $ 11,582
 9/30/2003                  $ 10,689                  $ 11,459
10/31/2003                  $ 11,322                  $ 12,107
11/30/2003                  $ 11,465                  $ 12,214
12/31/2003                  $ 12,121                  $ 12,854
 1/31/2004                  $ 12,305                  $ 13,090
 2/29/2004                  $ 12,360                  $ 13,272
 3/31/2004                  $ 12,074                  $ 13,072
 4/30/2004                  $ 12,082                  $ 12,867
 5/31/2004                  $ 12,277                  $ 13,043
 6/30/2004                  $ 12,779                  $ 13,297
 7/31/2004                  $ 12,106                  $ 12,857
 8/31/2004                  $ 12,002                  $ 12,909
 9/30/2004                  $ 12,177                  $ 13,049
10/31/2004                  $ 12,325                  $ 13,248
11/30/2004                  $ 13,045                  $ 13,784
12/31/2004                  $ 13,491                  $ 14,253
 1/31/2005                  $ 13,028                  $ 13,906
 2/28/2005                  $ 13,256                  $ 14,198
 3/31/2005                  $ 13,240                  $ 13,947
 4/30/2005                  $ 12,925                  $ 13,682
 5/31/2005                  $ 13,435                  $ 14,118
 6/30/2005                  $ 13,288                  $ 14,138
 7/31/2005                  $ 13,982                  $ 14,664
 8/31/2005                  $ 13,930                  $ 14,530
 9/30/2005                  $ 13,902                  $ 14,647
10/31/2005                  $ 13,795                  $ 14,403
11/30/2005                  $ 14,465                  $ 14,948
12/31/2005                  $ 14,619                  $ 14,953
 1/31/2006                  $ 14,767                  $ 15,349
 2/28/2006                  $ 14,966                  $ 15,391
 3/31/2006                  $ 15,318                  $ 15,582
 4/30/2006                  $ 15,438                  $ 15,792
 5/31/2006                  $ 15,102                  $ 15,337
 6/30/2006                  $ 15,014                  $ 15,358
 7/31/2006                  $ 14,838                  $ 15,453
 8/31/2006                  $ 15,190                  $ 15,820
 9/30/2006                  $ 15,634                  $ 16,228
10/31/2006                  $ 16,274                  $ 16,757
11/30/2006                  $ 16,698                  $ 17,075
12/31/2006                  $ 16,688                  $ 17,315
 1/31/2007                  $ 17,218                  $ 17,577
 2/28/2007                  $ 16,901                  $ 17,233
 3/31/2007                  $ 16,873                  $ 17,426
 4/30/2007                  $ 17,554                  $ 18,198
 5/31/2007                  $ 18,272                  $ 18,833
 6/30/2007                  $ 18,104                  $ 18,520
 7/31/2007                  $ 17,747                  $ 17,946
 8/31/2007                  $ 17,939                  $ 18,215
 9/30/2007                  $ 18,585                  $ 18,896

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS A                     9/30/07
-----------------------------------
1-Year                      +12.02%
-----------------------------------
5-Year                      +14.91%
-----------------------------------
10-Year                      +6.39%
-----------------------------------

CLASS B (1/1/99-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Franklin Growth
   Date                       Fund                    S&P 500 5
-----------------------------------------------------------------
  1/1/1999                  $ 10,000                  $ 10,000
 1/31/1999                  $ 10,172                  $ 10,418
 2/28/1999                  $ 10,057                  $ 10,094
 3/31/1999                  $ 10,324                  $ 10,498
 4/30/1999                  $ 10,655                  $ 10,905
 5/31/1999                  $ 10,515                  $ 10,647
 6/30/1999                  $ 10,951                  $ 11,238
 7/31/1999                  $ 10,766                  $ 10,887
 8/31/1999                  $ 10,804                  $ 10,833
 9/30/1999                  $ 10,502                  $ 10,536
10/31/1999                  $ 10,668                  $ 11,203
11/30/1999                  $ 10,792                  $ 11,431
12/31/1999                  $ 11,134                  $ 12,104
 1/31/2000                  $ 11,031                  $ 11,496
 2/29/2000                  $ 10,771                  $ 11,278
 3/31/2000                  $ 11,698                  $ 12,382
 4/30/2000                  $ 11,831                  $ 12,009
 5/31/2000                  $ 11,873                  $ 11,763
 6/30/2000                  $ 12,031                  $ 12,053
 7/31/2000                  $ 11,837                  $ 11,864
 8/31/2000                  $ 12,352                  $ 12,601
 9/30/2000                  $ 11,834                  $ 11,936
10/31/2000                  $ 11,983                  $ 11,886
11/30/2000                  $ 11,665                  $ 10,949
12/31/2000                  $ 11,883                  $ 11,002
 1/31/2001                  $ 12,102                  $ 11,392
 2/28/2001                  $ 11,491                  $ 10,354
 3/31/2001                  $ 10,630                  $  9,698
 4/30/2001                  $ 11,477                  $ 10,451
 5/31/2001                  $ 11,648                  $ 10,521
 6/30/2001                  $ 11,108                  $ 10,265
 7/31/2001                  $ 11,070                  $ 10,164
 8/31/2001                  $ 10,565                  $  9,528
 9/30/2001                  $  9,380                  $  8,759
10/31/2001                  $  9,687                  $  8,926
11/30/2001                  $ 10,609                  $  9,610
12/31/2001                  $ 10,683                  $  9,694
 1/31/2002                  $ 10,522                  $  9,553
 2/28/2002                  $ 10,444                  $  9,369
 3/31/2002                  $ 10,796                  $  9,721
 4/30/2002                  $ 10,108                  $  9,132
 5/31/2002                  $  9,903                  $  9,064
 6/30/2002                  $  9,147                  $  8,419
 7/31/2002                  $  8,319                  $  7,763
 8/31/2002                  $  8,333                  $  7,813
 9/30/2002                  $  7,420                  $  6,964
10/31/2002                  $  7,929                  $  7,577
11/30/2002                  $  8,470                  $  8,023
12/31/2002                  $  8,018                  $  7,552
 1/31/2003                  $  7,710                  $  7,354
 2/28/2003                  $  7,529                  $  7,244
 3/31/2003                  $  7,526                  $  7,314
 4/30/2003                  $  8,070                  $  7,917
 5/31/2003                  $  8,590                  $  8,334
 6/30/2003                  $  8,839                  $  8,440
 7/31/2003                  $  9,096                  $  8,589
 8/31/2003                  $  9,291                  $  8,756
 9/30/2003                  $  9,003                  $  8,663
10/31/2003                  $  9,530                  $  9,153
11/30/2003                  $  9,647                  $  9,234
12/31/2003                  $ 10,190                  $  9,718
 1/31/2004                  $ 10,338                  $  9,897
 2/29/2004                  $ 10,382                  $ 10,034
 3/31/2004                  $ 10,132                  $  9,883
 4/30/2004                  $ 10,136                  $  9,728
 5/31/2004                  $ 10,293                  $  9,861
 6/30/2004                  $ 10,707                  $ 10,053
 7/31/2004                  $ 10,132                  $  9,720
 8/31/2004                  $ 10,043                  $  9,759
 9/30/2004                  $ 10,184                  $  9,865
10/31/2004                  $ 10,300                  $ 10,016
11/30/2004                  $ 10,895                  $ 10,421
12/31/2004                  $ 11,258                  $ 10,776
 1/31/2005                  $ 10,868                  $ 10,513
 2/28/2005                  $ 11,049                  $ 10,734
 3/31/2005                  $ 11,032                  $ 10,544
 4/30/2005                  $ 10,762                  $ 10,344
 5/31/2005                  $ 11,179                  $ 10,673
 6/30/2005                  $ 11,049                  $ 10,689
 7/31/2005                  $ 11,617                  $ 11,086
 8/31/2005                  $ 11,569                  $ 10,985
 9/30/2005                  $ 11,538                  $ 11,074
10/31/2005                  $ 11,439                  $ 10,889
11/30/2005                  $ 11,990                  $ 11,301
12/31/2005                  $ 12,109                  $ 11,305
 1/31/2006                  $ 12,226                  $ 11,604
 2/28/2006                  $ 12,383                  $ 11,636
 3/31/2006                  $ 12,667                  $ 11,781
 4/30/2006                  $ 12,756                  $ 11,939
 5/31/2006                  $ 12,469                  $ 11,595
 6/30/2006                  $ 12,393                  $ 11,611
 7/31/2006                  $ 12,239                  $ 11,683
 8/31/2006                  $ 12,523                  $ 11,961
 9/30/2006                  $ 12,879                  $ 12,269
10/31/2006                  $ 13,396                  $ 12,669
11/30/2006                  $ 13,738                  $ 12,909
12/31/2006                  $ 13,717                  $ 13,091
 1/31/2007                  $ 14,152                  $ 13,289
 2/28/2007                  $ 13,891                  $ 13,029
 3/31/2007                  $ 13,868                  $ 13,174
 4/30/2007                  $ 14,428                  $ 13,758
 5/31/2007                  $ 15,018                  $ 14,238
 6/30/2007                  $ 14,880                  $ 14,001
 7/31/2007                  $ 14,587                  $ 13,567
 8/31/2007                  $ 14,744                  $ 13,771
 9/30/2007                  $ 15,276                  $ 14,286

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS B                     9/30/07
-----------------------------------
1-Year                      +13.98%
-----------------------------------
5-Year                      +15.19%
-----------------------------------
Since Inception (1/1/99)     +4.96%
-----------------------------------


                                                              Annual Report | 17

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS C                     9/30/07
-----------------------------------
1-Year                      +16.98%
-----------------------------------
5-Year                      +15.40%
-----------------------------------
10-Year                      +6.22%
-----------------------------------

CLASS C (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   Date      Franklin Growth Fund     S&P 500 5
-------------------------------------------------
 10/1/1997          $10,000            $10,000
10/31/1997          $ 9,910            $ 9,666
11/30/1997          $10,127            $10,113
12/31/1997          $10,238            $10,287
 1/31/1998          $10,338            $10,401
 2/28/1998          $10,766            $11,151
 3/31/1998          $10,991            $11,722
 4/30/1998          $11,132            $11,840
 5/31/1998          $10,968            $11,637
 6/30/1998          $11,167            $12,109
 7/31/1998          $11,117            $11,980
 8/31/1998          $10,177            $10,248
 9/30/1998          $10,739            $10,905
10/31/1998          $11,396            $11,792
11/30/1998          $11,793            $12,506
12/31/1998          $12,043            $13,227
 1/31/1999          $12,245            $13,780
 2/28/1999          $12,105            $13,352
 3/31/1999          $12,423            $13,886
 4/30/1999          $12,823            $14,424
 5/31/1999          $12,660            $14,083
 6/30/1999          $13,184            $14,865
 7/31/1999          $12,959            $14,401
 8/31/1999          $13,005            $14,329
 9/30/1999          $12,641            $13,937
10/31/1999          $12,839            $14,819
11/30/1999          $12,994            $15,120
12/31/1999          $13,409            $16,010
 1/31/2000          $13,283            $15,206
 2/29/2000          $12,968            $14,918
 3/31/2000          $14,086            $16,377
 4/30/2000          $14,239            $15,885
 5/31/2000          $14,291            $15,559
 6/30/2000          $14,483            $15,942
 7/31/2000          $14,251            $15,693
 8/31/2000          $14,869            $16,668
 9/30/2000          $14,247            $15,788
10/31/2000          $14,428            $15,721
11/30/2000          $14,043            $14,482
12/31/2000          $14,309            $14,553
 1/31/2001          $14,566            $15,069
 2/28/2001          $13,832            $13,695
 3/31/2001          $12,796            $12,827
 4/30/2001          $13,820            $13,824
 5/31/2001          $14,023            $13,917
 6/30/2001          $13,372            $13,578
 7/31/2001          $13,326            $13,444
 8/31/2001          $12,717            $12,603
 9/30/2001          $11,295            $11,585
10/31/2001          $11,664            $11,806
11/30/2001          $12,767            $12,712
12/31/2001          $12,856            $12,823
 1/31/2002          $12,665            $12,636
 2/28/2002          $12,570            $12,392
 3/31/2002          $12,993            $12,858
 4/30/2002          $12,167            $12,079
 5/31/2002          $11,918            $11,990
 6/30/2002          $11,012            $11,136
 7/31/2002          $10,012            $10,268
 8/31/2002          $10,028            $10,335
 9/30/2002          $ 8,932            $ 9,212
10/31/2002          $ 9,547            $10,023
11/30/2002          $10,194            $10,612
12/31/2002          $ 9,654            $ 9,989
 1/31/2003          $ 9,281            $ 9,727
 2/28/2003          $ 9,061            $ 9,581
 3/31/2003          $ 9,057            $ 9,674
 4/30/2003          $ 9,713            $10,471
 5/31/2003          $10,340            $11,023
 6/30/2003          $10,639            $11,164
 7/31/2003          $10,950            $11,360
 8/31/2003          $11,183            $11,582
 9/30/2003          $10,838            $11,459
10/31/2003          $11,469            $12,107
11/30/2003          $11,606            $12,214
12/31/2003          $12,266            $12,854
 1/31/2004          $12,441            $13,090
 2/29/2004          $12,495            $13,272
 3/31/2004          $12,196            $13,072
 4/30/2004          $12,196            $12,867
 5/31/2004          $12,387            $13,043
 6/30/2004          $12,885            $13,297
 7/31/2004          $12,196            $12,857
 8/31/2004          $12,084            $12,909
 9/30/2004          $12,254            $13,049
10/31/2004          $12,395            $13,248
11/30/2004          $13,109            $13,784
12/31/2004          $13,549            $14,253
 1/31/2005          $13,076            $13,906
 2/28/2005          $13,296            $14,198
 3/31/2005          $13,275            $13,947
 4/30/2005          $12,947            $13,682
 5/31/2005          $13,450            $14,118
 6/30/2005          $13,296            $14,138
 7/31/2005          $13,981            $14,664
 8/31/2005          $13,923            $14,530
 9/30/2005          $13,886            $14,647
10/31/2005          $13,765            $14,403
11/30/2005          $14,426            $14,948
12/31/2005          $14,571            $14,953
 1/31/2006          $14,712            $15,349
 2/28/2006          $14,899            $15,391
 3/31/2006          $15,244            $15,582
 4/30/2006          $15,352            $15,792
 5/31/2006          $15,007            $15,337
 6/30/2006          $14,912            $15,358
 7/31/2006          $14,729            $15,453
 8/31/2006          $15,069            $15,820
 9/30/2006          $15,497            $16,228
10/31/2006          $16,120            $16,757
11/30/2006          $16,531            $17,075
12/31/2006          $16,510            $17,315
 1/31/2007          $17,021            $17,577
 2/28/2007          $16,701            $17,233
 3/31/2007          $16,664            $17,426
 4/30/2007          $17,324            $18,198
 5/31/2007          $18,022            $18,833
 6/30/2007          $17,843            $18,520
 7/31/2007          $17,482            $17,946
 8/31/2007          $17,660            $18,215
 9/30/2007          $18,283            $18,896

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS R                     9/30/07
-----------------------------------
1-Year                      +18.55%
-----------------------------------
5-Year                      +15.98%
-----------------------------------
Since Inception (1/1/02)     +6.81%
-----------------------------------

CLASS R (1/1/02-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

    Date     Franklin Growth Fund     S&P 500 5
------------------------------------------------
  1/1/2002          $10,000            $10,000
 1/31/2002          $ 9,832            $ 9,854
 2/28/2002          $ 9,759            $ 9,664
 3/31/2002          $10,098            $10,027
 4/30/2002          $ 9,455            $ 9,420
 5/31/2002          $ 9,265            $ 9,350
 6/30/2002          $ 8,566            $ 8,684
 7/31/2002          $ 7,793            $ 8,007
 8/31/2002          $ 7,806            $ 8,060
 9/30/2002          $ 6,957            $ 7,184
10/31/2002          $ 7,436            $ 7,816
11/30/2002          $ 7,946            $ 8,276
12/31/2002          $ 7,528            $ 7,790
 1/31/2003          $ 7,240            $ 7,586
 2/28/2003          $ 7,071            $ 7,472
 3/31/2003          $ 7,071            $ 7,545
 4/30/2003          $ 7,586            $ 8,166
 5/31/2003          $ 8,080            $ 8,596
 6/30/2003          $ 8,318            $ 8,706
 7/31/2003          $ 8,562            $ 8,859
 8/31/2003          $ 8,750            $ 9,032
 9/30/2003          $ 8,483            $ 8,936
10/31/2003          $ 8,984            $ 9,442
11/30/2003          $ 9,095            $ 9,525
12/31/2003          $ 9,613            $10,024
 1/31/2004          $ 9,755            $10,208
 2/29/2004          $ 9,799            $10,350
 3/31/2004          $ 9,571            $10,194
 4/30/2004          $ 9,575            $10,034
 5/31/2004          $ 9,730            $10,172
 6/30/2004          $10,123            $10,370
 7/31/2004          $ 9,587            $10,026
 8/31/2004          $ 9,505            $10,067
 9/30/2004          $ 9,640            $10,176
10/31/2004          $ 9,755            $10,332
11/30/2004          $10,323            $10,750
12/31/2004          $10,674            $11,115
 1/31/2005          $10,306            $10,844
 2/28/2005          $10,483            $11,073
 3/31/2005          $10,467            $10,877
 4/30/2005          $10,217            $10,670
 5/31/2005          $10,620            $11,010
 6/30/2005          $10,499            $11,025
 7/31/2005          $11,045            $11,435
 8/31/2005          $11,004            $11,331
 9/30/2005          $10,978            $11,423
10/31/2005          $10,889            $11,232
11/30/2005          $11,416            $11,657
12/31/2005          $11,534            $11,661
 1/31/2006          $11,651            $11,970
 2/28/2006          $11,804            $12,003
 3/31/2006          $12,083            $12,152
 4/30/2006          $12,172            $12,315
 5/31/2006          $11,906            $11,961
 6/30/2006          $11,836            $11,977
 7/31/2006          $11,693            $12,051
 8/31/2006          $11,969            $12,338
 9/30/2006          $12,315            $12,655
10/31/2006          $12,813            $13,068
11/30/2006          $13,147            $13,316
12/31/2006          $13,136            $13,503
 1/31/2007          $13,549            $13,707
 2/28/2007          $13,295            $13,439
 3/31/2007          $13,272            $13,590
 4/30/2007          $13,806            $14,192
 5/31/2007          $14,364            $14,687
 6/30/2007          $14,231            $14,443
 7/31/2007          $13,949            $13,995
 8/31/2007          $14,095            $14,205
 9/30/2007          $14,600            $14,736


18 | Annual Report

ADVISOR CLASS (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

    Date     Franklin Growth Fund     S&P 500 5
------------------------------------------------
 10/1/1997          $10,000            $10,000
10/31/1997          $ 9,915            $ 9,666
11/30/1997          $10,147            $10,113
12/31/1997          $10,264            $10,287
 1/31/1998          $10,374            $10,401
 2/28/1998          $10,810            $11,151
 3/31/1998          $11,048            $11,722
 4/30/1998          $11,196            $11,840
 5/31/1998          $11,041            $11,637
 6/30/1998          $11,249            $12,109
 7/31/1998          $11,211            $11,980
 8/31/1998          $10,268            $10,248
 9/30/1998          $10,847            $10,905
10/31/1998          $11,518            $11,792
11/30/1998          $11,935            $12,506
12/31/1998          $12,195            $13,227
 1/31/1999          $12,412            $13,780
 2/28/1999          $12,281            $13,352
 3/31/1999          $12,614            $13,886
 4/30/1999          $13,025            $14,424
 5/31/1999          $12,874            $14,083
 6/30/1999          $13,416            $14,865
 7/31/1999          $13,199            $14,401
 8/31/1999          $13,257            $14,329
 9/30/1999          $12,897            $13,937
10/31/1999          $13,110            $14,819
11/30/1999          $13,281            $15,120
12/31/1999          $13,713            $16,010
 1/31/2000          $13,598            $15,206
 2/29/2000          $13,285            $14,918
 3/31/2000          $14,444            $16,377
 4/30/2000          $14,614            $15,885
 5/31/2000          $14,678            $15,559
 6/30/2000          $14,892            $15,942
 7/31/2000          $14,662            $15,693
 8/31/2000          $15,309            $16,668
 9/30/2000          $14,682            $15,788
10/31/2000          $14,880            $15,721
11/30/2000          $14,495            $14,482
12/31/2000          $14,779            $14,553
 1/31/2001          $15,062            $15,069
 2/28/2001          $14,311            $13,695
 3/31/2001          $13,252            $12,827
 4/30/2001          $14,324            $13,824
 5/31/2001          $14,547            $13,917
 6/30/2001          $13,881            $13,578
 7/31/2001          $13,851            $13,444
 8/31/2001          $13,227            $12,603
 9/30/2001          $11,754            $11,585
10/31/2001          $12,151            $11,806
11/30/2001          $13,311            $12,712
12/31/2001          $13,415            $12,823
 1/31/2002          $13,223            $12,636
 2/28/2002          $13,134            $12,392
 3/31/2002          $13,594            $12,858
 4/30/2002          $12,734            $12,079
 5/31/2002          $12,487            $11,990
 6/30/2002          $11,546            $11,136
 7/31/2002          $10,507            $10,268
 8/31/2002          $10,533            $10,335
 9/30/2002          $ 9,387            $ 9,212
10/31/2002          $10,043            $10,023
11/30/2002          $10,733            $10,612
12/31/2002          $10,172            $ 9,989
 1/31/2003          $ 9,788            $ 9,727
 2/28/2003          $ 9,565            $ 9,581
 3/31/2003          $ 9,570            $ 9,674
 4/30/2003          $10,267            $10,471
 5/31/2003          $10,942            $11,023
 6/30/2003          $11,267            $11,164
 7/31/2003          $11,605            $11,360
 8/31/2003          $11,861            $11,582
 9/30/2003          $11,507            $11,459
10/31/2003          $12,191            $12,107
11/30/2003          $12,345            $12,214
12/31/2003          $13,058            $12,854
 1/31/2004          $13,255            $13,090
 2/29/2004          $13,320            $13,272
 3/31/2004          $13,011            $13,072
 4/30/2004          $13,024            $12,867
 5/31/2004          $13,238            $13,043
 6/30/2004          $13,779            $13,297
 7/31/2004          $13,058            $12,857
 8/31/2004          $12,947            $12,909
 9/30/2004          $13,140            $13,049
10/31/2004          $13,303            $13,248
11/30/2004          $14,083            $13,784
12/31/2004          $14,564            $14,253
 1/31/2005          $14,069            $13,906
 2/28/2005          $14,319            $14,198
 3/31/2005          $14,306            $13,947
 4/30/2005          $13,965            $13,682
 5/31/2005          $14,521            $14,118
 6/30/2005          $14,366            $14,138
 7/31/2005          $15,116            $14,664
 8/31/2005          $15,069            $14,530
 9/30/2005          $15,038            $14,647
10/31/2005          $14,926            $14,403
11/30/2005          $15,651            $14,948
12/31/2005          $15,823            $14,953
 1/31/2006          $15,988            $15,349
 2/28/2006          $16,204            $15,391
 3/31/2006          $16,594            $15,582
 4/30/2006          $16,724            $15,792
 5/31/2006          $16,360            $15,337
 6/30/2006          $16,274            $15,358
 7/31/2006          $16,087            $15,453
 8/31/2006          $16,473            $15,820
 9/30/2006          $16,953            $16,228
10/31/2006          $17,650            $16,757
11/30/2006          $18,113            $17,075
12/31/2006          $18,105            $17,315
 1/31/2007          $18,683            $17,577
 2/28/2007          $18,344            $17,233
 3/31/2007          $18,318            $17,426
 4/30/2007          $19,062            $18,198
 5/31/2007          $19,844            $18,833
 6/30/2007          $19,666            $18,520
 7/31/2007          $19,283            $17,946
 8/31/2007          $19,497            $18,215
 9/30/2007          $20,201            $18,896

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS               9/30/07
-----------------------------------
1-Year                      +19.16%
-----------------------------------
5-Year                      +16.56%
-----------------------------------
10-Year                      +7.28%
-----------------------------------

ENDNOTES

HISTORICALLY, THE FUND HAS FOCUSED ON LARGER COMPANIES. THE FUND MAY ALSO INVEST IN SMALL, RELATIVELY NEW AND/OR UNSEASONED COMPANIES, WHICH INVOLVES ADDITIONAL RISKS, AS THE PRICES OF THESE SECURITIES CAN BE VOLATILE, PARTICULARLY OVER THE SHORT TERM. IN ADDITION, THE FUND MAY INVEST UP TO 40% OF ITS NET ASSETS IN STOCKS OF FOREIGN COMPANIES, WHICH INVOLVE SPECIAL RISKS, INCLUDING CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Funds prospectus current as of the date of this report.

5. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


                                                              Annual Report | 19

Your Fund's Expenses

FRANKLIN GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


20 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 4/1/07      VALUE 9/30/07    PERIOD* 4/1/07-9/30/07
------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,101.40              $4.74
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,020.56              $4.56
------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,097.60              $8.68
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,016.80              $8.34
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,097.20              $8.67
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,016.80              $8.34
------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,100.00              $6.05
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.30              $5.82
------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,102.80              $3.43
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,021.81              $3.29
------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.90%; B: 1.65%; C: 1.65%; R: 1.15%; and Advisor:
0.65%) multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 21

Franklin Income Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Income Fund seeks to maximize income while maintaining prospects for capital appreciation through a diversified portfolio of securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Income Fund covers the fiscal year ended September 30, 2007.

PERFORMANCE OVERVIEW

Franklin Income Fund - Class A posted a +14.14% cumulative total return for the 12 months under review. The Fund underperformed the equity benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +16.44%; outperformed the fixed income benchmark, the Lehman Brothers (LB) U.S. Aggregate Index, which returned +5.14%; and outperformed its peers as measured by the Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average, which returned +11.68%, for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 27.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2007, the U.S. economy advanced at a moderate but uneven pace. Gross domestic product (GDP) grew an annualized 2.1% in the fourth quarter of 2006, but slowed to an annualized 0.6% rate in the first quarter of 2007 due in part to higher imports and lower spending for nondurable goods. In the second quarter, however, GDP growth

1. Sources: Standard & Poor's Micropal; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and noncon-vertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Mixed-Asset Target Allocation Moderate Funds classification in the Lipper Open-End underlying funds universe. Lipper Mixed-Asset Target Allocation Moderate Funds are defined as funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents. For the 12-month period ended 9/30/07, there were 442 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these and other factors had been considered. Past performance does not guarantee future results. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 82.


22 | Annual Report
advanced at an annualized 3.8% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures. GDP grew an estimated annualized 3.9% in the third quarter of 2007 despite a struggling housing market that became more fragile with the abrupt unraveling of the subprime mortgage market.

The unemployment rate increased from 4.6% at the beginning of the period to 4.7% in September 2007. 2 Although consumer confidence in July neared a six-year high, the pace of consumer spending slowed toward period-end as worries about the housing slump and high gasoline prices made individuals more cautious. After a welcome drop in energy costs during the latter half of 2006, oil prices established a new record high in September, crossing $80 per barrel in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. The core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.1% for the 12 months ended September 30, 2007, which was lower than its 2.2% 10-year average. 2

Liquidity and financing became difficult to obtain in some corporate credit markets, which dampened the outlook for economic growth. In response, the Federal Reserve Board (Fed) lowered the federal funds target rate 50 basis points to 4.75% from 5.25% in September, which marked the first interest rate reduction in four years. The 10-year Treasury note yield fell from 4.64% at the beginning of the period to 4.59% on September 30, 2007.

After stock market sell-offs in late February and mid-March, markets rebounded in the second quarter of 2007 amid generally strong first quarter corporate earnings reports. However, volatility picked up again in the second half of July and in August due to investor concerns about the housing market, lending environment and mixed second quarter earnings reports. The blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +21.69%, the broader S&P 500 returned +16.44%, and the technology-heavy NASDAQ Composite Index returned +20.52%. 3 Energy, materials and telecommunication stocks performed particularly well.

2. Source: Bureau of Labor Statistics.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P
500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                                                              Annual Report | 23

PORTFOLIO BREAKDOWN

Franklin Income Fund
Based on Total Net Assets as of 9/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Corporate Straight Bonds                                                   41.3%
Electric Utilities Stocks                                                  15.5%
Energy Minerals Stocks                                                      6.7%
Health Technology Stocks                                                    6.5%
Finance Stocks                                                              5.3%
Mortgage-Backed Securities                                                  4.0%
Communications Stocks                                                       3.2%
Non-Energy Minerals Stocks                                                  1.6%
Senior Floating Rate Interests                                              1.6%
Corporate Convertible Bonds                                                 1.4%
Industrial Services Stocks                                                  1.1%
Producer Manufacturing Stocks                                               1.0%
Commercial Banks Stocks                                                     1.0%
Other                                                                       3.3%
Short-Term Investments & Other Net Assets                                   6.5%

DIVIDEND DISTRIBUTIONS*

Franklin Income Fund
10/1/06-9/30/07

-------------------------------------------------------------------------------
                                     DIVIDEND PER SHARE (CENTS)
                 --------------------------------------------------------------
MONTH            CLASS A  CLASS B  CLASS B1**  CLASS C  CLASS R  ADVISOR CLASS
-------------------------------------------------------------------------------
October 2006       1.20     1.03       1.09      1.09     1.13        1.23
-------------------------------------------------------------------------------
November 2006      1.20     1.03       1.09      1.09     1.13        1.23
-------------------------------------------------------------------------------
December 2006      1.20     1.01       1.09      1.10     1.12        1.23
-------------------------------------------------------------------------------
January 2007       1.20     1.01       1.09      1.10     1.12        1.23
-------------------------------------------------------------------------------
February 2007      1.20     1.01       1.09      1.10     1.12        1.23
-------------------------------------------------------------------------------
March 2007         1.20     1.01       1.08      1.08     1.13        1.23
-------------------------------------------------------------------------------
April 2007         1.20     1.01       1.08      1.08     1.13        1.23
-------------------------------------------------------------------------------
May 2007           1.20     1.01       1.08      1.08     1.13        1.23
-------------------------------------------------------------------------------
June 2007          1.20     1.00       1.09      1.08     1.12        1.23
-------------------------------------------------------------------------------
July 2007          1.20     1.00       1.09      1.08     1.12        1.23
-------------------------------------------------------------------------------
August 2007        1.20     1.00       1.09      1.08     1.12        1.23
-------------------------------------------------------------------------------
September 2007     1.20     1.01       1.09      1.09     1.12        1.24
===============================================================================
TOTAL             14.40    12.13      13.05     13.05    13.49       14.77
-------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** On November 1, 2001, the Fund closed Class B to new investors and changed the name to Class B1; a new Class B became available to investors.

INVESTMENT STRATEGY

Based on our independent analysis of debt, convertible and equity securities, we search for undervalued or out-of-favor securities we believe offer opportunities for income today and significant growth tomorrow. We consider such factors as a company's experience and managerial strength; its responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company's changing financial condition and market recognition of the change; and a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings.

MANAGER'S DISCUSSION

Within equity markets, the Fund's holdings in electric utility stocks drove performance as the S&P 500 Utilities Index posted a 12-month gain of +21.15%. 4

4. Source: Standard & Poor's Micropal. The S&P 500 Utilities Index is a market capitalization-weighted index that includes utility stocks in the S&P 500.


24 | Annual Report

Attractive dividend yields and improving fundamentals for electric utilities, such as rising power prices, improved supply and demand expectations, and rate base growth opportunities, contributed to the sector's solid returns. Leading contributors to Fund performance in the electric utilities sector included Public Service Enterprise Group, TXU, FirstEnergy and FPL Group. Energy minerals stocks also benefited the Fund as Chevron, Canadian Oil Sands Trust and ConocoPhillips performed well. Additionally, AT&T and Verizon Communications in the communications sector, and pharmaceutical makers Merck and Schering-Plough in health technology, boosted returns.

Despite the Fund's solid performance, some equity holdings did not perform up to expectations. For example, Pfizer in the health technology sector, and Spectra Energy in the gas distributors industry, negatively impacted performance. Several finance sector holdings including Washington Mutual, E*TRADE Financial and Fifth Third Bancorp also lost value. In addition, our exposure to the consumer durables sector, primarily in homebuilders D.R. Horton, KB Home and M.D.C. Holdings, hampered the Fund.

Within fixed income markets, volatile interest rates and credit spreads impacted results, but these markets ended the reporting period close to where they began. The benchmark 10-year U.S. Treasury yielded 4.64% on September 30, 2006, and declined to 4.59% on September 30, 2007. However, volatility during the period due to concerns regarding the pace of economic growth, inflation expectations and U.S. dollar weakness drove the yield sharply higher during the second quarter of 2007, to a peak of 5.26% on June 12, 2007. Worries regarding subprime mortgage market contagion and the ensuing credit crisis caused spreads to widen and Treasury securities to rally as investors focused on the quality and liquidity of U.S. government debt securities. Yield spreads over Treasuries for the broader fixed income market, as represented by the LB U.S. Aggregate Index, rose during the period from 67 basis points to 100 basis points, reflecting the higher return required for credit risk. 5 Furthermore, credit spreads for non-investment grade corporate bonds, as represented by the LB U.S. High Yield Index, rose from 352 basis points to 436 basis points. 6

The Fund's fixed income holdings overall contributed to Fund returns. Our emphasis on select corporate bond investments from several sectors drove results. Significant contributors included Calpine and Dynegy Holdings in the alternative power generation industry, CCH I Holdings (Charter

TOP 5 EQUITY HOLDINGS

Franklin Income Fund
9/30/07

-----------------------------------------------------------------
COMPANY                                               % OF TOTAL
SECTOR/INDUSTRY                                       NET ASSETS
-----------------------------------------------------------------
AT&T Inc.                                                    2.4%
  COMMUNICATIONS
-----------------------------------------------------------------
Pfizer Inc.                                                  2.4%
  HEALTH TECHNOLOGY
-----------------------------------------------------------------
TXU Corp.                                                    1.9%
  ELECTRIC UTILITIES
-----------------------------------------------------------------
Public Service Enterprise Group Inc.                         1.9%
  ELECTRIC UTILITIES
-----------------------------------------------------------------
Merck & Co. Inc.                                             1.7%
  HEALTH TECHNOLOGY
-----------------------------------------------------------------

TOP 5 BOND HOLDINGS*

Franklin Income Fund
9/30/07

-----------------------------------------------------------------
COMPANY                                               % OF TOTAL
SECTOR/INDUSTRY                                       NET ASSETS
-----------------------------------------------------------------
GMAC LLC                                                     3.4%
  FINANCE
-----------------------------------------------------------------
Ford Motor Credit Co. LLC                                    3.3%
  CONSUMER DURABLES
-----------------------------------------------------------------
Tenet Healthcare Corp.                                       2.0%
  HEALTH SERVICES
-----------------------------------------------------------------
Allied Waste North America Inc.                              1.7%
  INDUSTRIAL SERVICES
-----------------------------------------------------------------
Freescale Semiconductor Inc.                                 1.4%
  ELECTRONIC TECHNOLOGY
-----------------------------------------------------------------

* Does not include convertible bonds.

5. Source: Standard & Poor's Micropal. See footnote 1 for a description of the LB U.S. Aggregate Index.

6. Source: Standard & Poor's Micropal. The LB U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. The index includes both corporate and non-corporate sectors.


                                                              Annual Report | 25

Communications) in consumer services, Ford Motor Credit in consumer durables and Allied Waste North America in industrial services.

Some of the Fund's fixed income detractors included electric utility TXU, Clear Channel Communications (sold by period-end) in consumer services, Residential Capital in consumer finance and Beazer Homes USA in consumer durables. TXU and Clear Channel corporate bonds were negatively impacted by private equity-led leveraged buyouts of those companies. Deteriorating fundamentals in the housing sector weighed on Residential Capital and Beazer Homes.

Thank you for your continued participation in Franklin Income Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ Edward Perks

                  Edward Perks, CFA

[PHOTO OMITTED]   /s/ Charles B. Johnson

                  Charles B. Johnson

                  Portfolio Management Team
                  Franklin Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


26 | Annual Report

Performance Summary as of 9/30/07

FRANKLIN INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKINX)                                      CHANGE         9/30/07        9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.17           $2.74          $2.57
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.1440
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0192
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.0197
----------------------------------------------------------------------------------------------------
         TOTAL                              $0.1829
----------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FBICX)                                      CHANGE         9/30/07        9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.17           $2.73          $2.56
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.1213
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0192
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.0197
----------------------------------------------------------------------------------------------------
         TOTAL                              $0.1602
----------------------------------------------------------------------------------------------------
CLASS B1 (SYMBOL: FICBX)                                     CHANGE         9/30/07        9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.17           $2.74          $2.57
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.1305
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0192
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.0197
----------------------------------------------------------------------------------------------------
         TOTAL                              $0.1694
----------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FCISX)                                      CHANGE         9/30/07        9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.17           $2.76          $2.59
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.1305
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0192
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.0197
----------------------------------------------------------------------------------------------------
         TOTAL                              $0.1694
----------------------------------------------------------------------------------------------------


                                                              Annual Report | 27

----------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FISRX)                                      CHANGE         9/30/07        9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.16           $2.71          $2.55
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.1349
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0192
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.0197
----------------------------------------------------------------------------------------------------
         TOTAL                              $0.1738
----------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRIAX)                                CHANGE         9/30/07        9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.17           $2.73          $2.56
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.1477
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0192
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.0197
----------------------------------------------------------------------------------------------------
         TOTAL                              $0.1866
----------------------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B/B1: CONTINGENT DEFERRED SALES CHARGE
(CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS
C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------------------
CLASS A                                                      1-YEAR         5-YEAR              10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +14.14%        +104.70%             +140.56%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                 +9.45%         +14.46%               +8.70%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                               $10,945         $19,643              $23,039
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                      5.03%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5              5.62%
--------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6        0.64%
--------------------------------------------------------------------------------------------------------------
CLASS B                                                      1-YEAR          5-YEAR        INCEPTION (11/1/01)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +13.23%         +95.83%              +84.81%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                 +9.23%         +14.15%              +10.84%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                               $10,923         $19,383              $18,381
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                      4.44%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5              5.03%
--------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6        1.49%
--------------------------------------------------------------------------------------------------------------
CLASS B1                                                     1-YEAR          5-YEAR        INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +13.57%         +99.63%             +118.91%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                 +9.57%         +14.60%               +9.37%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                               $10,957         $19,763              $21,891
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                      4.77%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5              5.38%
--------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6        1.14%
--------------------------------------------------------------------------------------------------------------


28 | Annual Report

--------------------------------------------------------------------------------------------------------------
CLASS C                                                      1-YEAR          5-YEAR              10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +13.47%         +99.73%             +129.74%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                +12.47%         +14.84%               +8.67%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                               $11,247         $19,973              $22,974
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                      4.74%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5              5.37%
--------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6        1.14%
--------------------------------------------------------------------------------------------------------------
CLASS R                                                      1-YEAR          5-YEAR        INCEPTION (1/1/02)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +13.47%        +100.68%              +83.95%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                +13.47%         +14.95%              +11.20%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                               $11,347         $20,068              $18,395
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                      4.96%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5              5.53%
--------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6        0.99%
--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                                1-YEAR          5-YEAR              10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +14.36%        +106.85%             +144.95%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                +14.36%         +15.65%               +9.37%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                               $11,436         $20,685              $24,495
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                      5.45%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5              6.01%
--------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6        0.49%
--------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 29

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS A                     9/30/07
-----------------------------------
1-Year                       +9.45%
-----------------------------------
5-Year                      +14.46%
-----------------------------------
10-Year                      +8.70%
-----------------------------------

CLASS A (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                         Lipper Mixed-Asset Target
                                    Lehman Brothers U.S.                 Allocation Moderate Funds
   Date      Franklin Income Fund    Aggregate Index 7      S&p 500 7    Classification Average 7
--------------------------------------------------------------------------------------------------
 10/1/1997         $ 9,577                $10,000            $10,000              $10,000
10/31/1997         $ 9,441                $10,145            $ 9,666              $ 9,824
11/30/1997         $ 9,733                $10,192            $10,113              $ 9,976
12/31/1997         $10,021                $10,294            $10,287              $10,126
 1/31/1998         $ 9,921                $10,427            $10,401              $10,168
 2/28/1998         $10,061                $10,419            $11,151              $10,554
 3/31/1998         $10,364                $10,455            $11,722              $10,854
 4/30/1998         $10,222                $10,509            $11,840              $10,902
 5/31/1998         $10,120                $10,609            $11,637              $10,811
 6/30/1998         $10,140                $10,699            $12,109              $10,939
 7/31/1998         $ 9,954                $10,722            $11,980              $10,802
 8/31/1998         $ 9,310                $10,896            $10,248              $ 9,892
 9/30/1998         $ 9,790                $11,151            $10,905              $10,251
10/31/1998         $ 9,812                $11,092            $11,792              $10,613
11/30/1998         $10,129                $11,155            $12,506              $10,981
12/31/1998         $10,117                $11,189            $13,227              $11,310
 1/31/1999         $ 9,965                $11,269            $13,780              $11,440
 2/28/1999         $ 9,683                $11,072            $13,352              $11,151
 3/31/1999         $ 9,836                $11,133            $13,886              $11,376
 4/30/1999         $10,342                $11,168            $14,424              $11,739
 5/31/1999         $10,408                $11,071            $14,083              $11,586
 6/30/1999         $10,387                $11,035            $14,865              $11,854
 7/31/1999         $10,274                $10,988            $14,401              $11,678
 8/31/1999         $10,297                $10,983            $14,329              $11,558
 9/30/1999         $10,184                $11,110            $13,937              $11,434
10/31/1999         $10,161                $11,151            $14,819              $11,734
11/30/1999         $10,000                $11,150            $15,120              $11,889
12/31/1999         $10,042                $11,097            $16,010              $12,286
 1/31/2000         $10,113                $11,060            $15,206              $11,977
 2/29/2000         $ 9,948                $11,194            $14,918              $12,050
 3/31/2000         $10,114                $11,342            $16,377              $12,608
 4/30/2000         $10,474                $11,309            $15,885              $12,373
 5/31/2000         $10,643                $11,304            $15,559              $12,255
 6/30/2000         $10,716                $11,539            $15,942              $12,498
 7/31/2000         $10,838                $11,644            $15,693              $12,443
 8/31/2000         $11,455                $11,813            $16,668              $12,983
 9/30/2000         $11,678                $11,887            $15,788              $12,720
10/31/2000         $11,503                $11,966            $15,721              $12,644
11/30/2000         $11,427                $12,161            $14,482              $12,148
12/31/2000         $12,109                $12,387            $14,553              $12,487
 1/31/2001         $12,085                $12,589            $15,069              $12,735
 2/28/2001         $12,318                $12,699            $13,695              $12,225
 3/31/2001         $12,135                $12,763            $12,827              $11,812
 4/30/2001         $12,372                $12,710            $13,824              $12,313
 5/31/2001         $12,610                $12,786            $13,917              $12,379
 6/30/2001         $12,317                $12,835            $13,578              $12,222
 7/31/2001         $12,182                $13,122            $13,444              $12,176
 8/31/2001         $12,317                $13,272            $12,603              $11,866
 9/30/2001         $11,746                $13,427            $11,585              $11,226
10/31/2001         $11,828                $13,708            $11,806              $11,450
11/30/2001         $12,076                $13,519            $12,712              $11,856
12/31/2001         $12,188                $13,433            $12,823              $11,940
 1/31/2002         $12,272                $13,541            $12,636              $11,833
 2/28/2002         $12,357                $13,673            $12,392              $11,738
 3/31/2002         $12,727                $13,445            $12,858              $11,993
 4/30/2002         $12,802                $13,706            $12,079              $11,792
 5/31/2002         $12,761                $13,822            $11,990              $11,755
 6/30/2002         $11,965                $13,942            $11,136              $11,276
 7/31/2002         $11,399                $14,110            $10,268              $10,728
 8/31/2002         $11,770                $14,348            $10,335              $10,836
 9/30/2002         $11,255                $14,581            $ 9,212              $10,249
10/31/2002         $11,332                $14,514            $10,023              $10,595
11/30/2002         $11,950                $14,511            $10,612              $10,975
12/31/2002         $12,059                $14,810            $ 9,989              $10,751
 1/31/2003         $12,137                $14,823            $ 9,727              $10,612
 2/28/2003         $11,971                $15,028            $ 9,581              $10,553
 3/31/2003         $12,236                $15,016            $ 9,674              $10,596
 4/30/2003         $13,001                $15,140            $10,471              $11,126
 5/31/2003         $13,708                $15,423            $11,023              $11,597
 6/30/2003         $13,978                $15,392            $11,164              $11,696
 7/31/2003         $13,807                $14,875            $11,360              $11,687
 8/31/2003         $14,017                $14,973            $11,582              $11,859
 9/30/2003         $14,420                $15,370            $11,459              $11,928
10/31/2003         $14,826                $15,226            $12,107              $12,275
11/30/2003         $15,040                $15,263            $12,214              $12,398
12/31/2003         $15,792                $15,418            $12,854              $12,805
 1/31/2004         $16,009                $15,542            $13,090              $12,970
 2/29/2004         $16,029                $15,710            $13,272              $13,127
 3/31/2004         $16,048                $15,828            $13,072              $13,094
 4/30/2004         $15,801                $15,416            $12,867              $12,798
 5/31/2004         $15,753                $15,354            $13,043              $12,837
 6/30/2004         $15,977                $15,441            $13,297              $13,015
 7/31/2004         $16,065                $15,594            $12,857              $12,799
 8/31/2004         $16,428                $15,892            $12,909              $12,913
 9/30/2004         $16,655                $15,935            $13,049              $13,060
10/31/2004         $16,883                $16,069            $13,248              $13,222
11/30/2004         $17,252                $15,940            $13,784              $13,557
12/31/2004         $17,715                $16,087            $14,253              $13,871
 1/31/2005         $17,384                $16,188            $13,906              $13,702
 2/28/2005         $17,827                $16,093            $14,198              $13,884
 3/31/2005         $17,488                $16,010            $13,947              $13,699
 4/30/2005         $17,219                $16,227            $13,682              $13,565
 5/31/2005         $17,598                $16,402            $14,118              $13,826
 6/30/2005         $18,123                $16,492            $14,138              $13,942
 7/31/2005         $18,505                $16,341            $14,664              $14,218
 8/31/2005         $18,450                $16,551            $14,530              $14,248
 9/30/2005         $18,395                $16,380            $14,647              $14,305
10/31/2005         $17,822                $16,251            $14,403              $14,076
11/30/2005         $17,766                $16,323            $14,948              $14,360
12/31/2005         $18,043                $16,478            $14,953              $14,485
 1/31/2006         $18,590                $16,479            $15,349              $14,833
 2/28/2006         $18,757                $16,533            $15,391              $14,843
 3/31/2006         $18,848                $16,371            $15,582              $14,962
 4/30/2006         $19,093                $16,342            $15,792              $15,119
 5/31/2006         $19,032                $16,324            $15,337              $14,817
 6/30/2006         $19,202                $16,359            $15,358              $14,822
 7/31/2006         $19,684                $16,580            $15,453              $14,913
 8/31/2006         $20,013                $16,834            $15,820              $15,160
 9/30/2006         $20,185                $16,982            $16,228              $15,362
10/31/2006         $20,674                $17,094            $16,757              $15,694
11/30/2006         $21,245                $17,292            $17,075              $15,972
12/31/2006         $21,493                $17,192            $17,315              $16,091
 1/31/2007         $21,671                $17,185            $17,577              $16,252
 2/28/2007         $21,932                $17,450            $17,233              $16,220
 3/31/2007         $22,194                $17,450            $17,426              $16,350
 4/30/2007         $22,868                $17,544            $18,198              $16,744
 5/31/2007         $23,215                $17,411            $18,833              $17,035
 6/30/2007         $22,733                $17,360            $18,520              $16,861
 7/31/2007         $22,166                $17,505            $17,946              $16,568
 8/31/2007         $22,350                $17,719            $18,215              $16,699
 9/30/2007         $23,039                $17,854            $18,896              $17,151

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS B                     9/30/07
-----------------------------------
1-Year                       +9.23%
-----------------------------------
5-Year                      +14.15%
-----------------------------------
Since Inception (11/1/01)   +10.84%
-----------------------------------

CLASS B (11/1/01-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                         Lipper Mixed-Asset Target
                                    Lehman Brothers U.S.                 Allocation Moderate Funds
   Date      Franklin Income Fund    Aggregate Index 7      S&p 500 7    Classification Average 7
--------------------------------------------------------------------------------------------------
 11/1/2001         $10,000                $10,000            $10,000              $10,000
11/30/2001         $10,186                $ 9,862            $10,767              $10,354
12/31/2001         $10,229                $ 9,799            $10,861              $10,428
 1/31/2002         $10,344                $ 9,879            $10,703              $10,335
 2/28/2002         $10,411                $ 9,975            $10,496              $10,251
 3/31/2002         $10,671                $ 9,809            $10,891              $10,474
 4/30/2002         $10,774                $ 9,999            $10,231              $10,298
 5/31/2002         $10,731                $10,084            $10,156              $10,267
 6/30/2002         $10,006                $10,171            $ 9,432              $ 9,848
 7/31/2002         $ 9,571                $10,294            $ 8,697              $ 9,369
 8/31/2002         $ 9,875                $10,468            $ 8,754              $ 9,464
 9/30/2002         $ 9,437                $10,637            $ 7,803              $ 8,951
10/31/2002         $ 9,445                $10,589            $ 8,489              $ 9,253
11/30/2002         $ 9,955                $10,586            $ 8,989              $ 9,585
12/31/2002         $10,091                $10,804            $ 8,461              $ 9,389
 1/31/2003         $10,098                $10,814            $ 8,239              $ 9,268
 2/28/2003         $10,004                $10,963            $ 8,116              $ 9,216
 3/31/2003         $10,167                $10,955            $ 8,194              $ 9,254
 4/30/2003         $10,851                $11,045            $ 8,869              $ 9,717
 5/31/2003         $11,382                $11,251            $ 9,337              $10,129
 6/30/2003         $11,653                $11,229            $ 9,456              $10,215
 7/31/2003         $11,502                $10,851            $ 9,623              $10,206
 8/31/2003         $11,671                $10,923            $ 9,810              $10,357
 9/30/2003         $11,944                $11,213            $ 9,706              $10,418
10/31/2003         $12,273                $11,108            $10,255              $10,721
11/30/2003         $12,496                $11,135            $10,345              $10,828
12/31/2003         $13,057                $11,248            $10,888              $11,183
 1/31/2004         $13,228                $11,338            $11,088              $11,327
 2/29/2004         $13,290                $11,461            $11,242              $11,464
 3/31/2004         $13,242                $11,547            $11,072              $11,436
 4/30/2004         $13,082                $11,247            $10,899              $11,177
 5/31/2004         $12,979                $11,201            $11,048              $11,211
 6/30/2004         $13,210                $11,265            $11,263              $11,367
 7/31/2004         $13,219                $11,376            $10,890              $11,178
 8/31/2004         $13,508                $11,593            $10,934              $11,277
 9/30/2004         $13,687                $11,625            $11,053              $11,406
10/31/2004         $13,866                $11,722            $11,221              $11,547
11/30/2004         $14,160                $11,629            $11,675              $11,840
12/31/2004         $14,531                $11,736            $12,073              $12,114
 1/31/2005         $14,306                $11,810            $11,779              $11,966
 2/28/2005         $14,602                $11,740            $12,026              $12,126
 3/31/2005         $14,313                $11,680            $11,813              $11,964
 4/30/2005         $14,082                $11,838            $11,589              $11,847
 5/31/2005         $14,381                $11,966            $11,958              $12,075
 6/30/2005         $14,803                $12,031            $11,975              $12,176
 7/31/2005         $15,107                $11,921            $12,420              $12,417
 8/31/2005         $15,053                $12,074            $12,307              $12,443
 9/30/2005         $14,996                $11,950            $12,407              $12,493
10/31/2005         $14,516                $11,855            $12,200              $12,293
11/30/2005         $14,459                $11,908            $12,661              $12,541
12/31/2005         $14,675                $12,021            $12,666              $12,650
 1/31/2006         $15,111                $12,022            $13,001              $12,954
 2/28/2006         $15,236                $12,062            $13,036              $12,963
 3/31/2006         $15,300                $11,943            $13,199              $13,067
 4/30/2006         $15,488                $11,922            $13,376              $13,204
 5/31/2006         $15,427                $11,909            $12,991              $12,940
 6/30/2006         $15,555                $11,934            $13,009              $12,945
 7/31/2006         $15,936                $12,095            $13,089              $13,024
 8/31/2006         $16,191                $12,281            $13,400              $13,240
 9/30/2006         $16,320                $12,388            $13,746              $13,416
10/31/2006         $16,706                $12,470            $14,193              $13,706
11/30/2006         $17,157                $12,615            $14,463              $13,949
12/31/2006         $17,346                $12,542            $14,666              $14,053
 1/31/2007         $17,479                $12,537            $14,888              $14,194
 2/28/2007         $17,677                $12,730            $14,597              $14,166
 3/31/2007         $17,875                $12,730            $14,760              $14,279
 4/30/2007         $18,408                $12,799            $15,414              $14,623
 5/31/2007         $18,675                $12,702            $15,952              $14,877
 6/30/2007         $18,273                $12,664            $15,687              $14,726
 7/31/2007         $17,803                $12,770            $15,200              $14,469
 8/31/2007         $17,938                $12,927            $15,428              $14,584
 9/30/2007         $18,381                $13,025            $16,005              $14,979


30 | Annual Report

CLASS B1 (1/1/99-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                         Lipper Mixed-Asset Target
                                    Lehman Brothers U.S.                 Allocation Moderate Funds
   Date      Franklin Income Fund    Aggregate Index 7      S&p 500 7    Classification Average 7
--------------------------------------------------------------------------------------------------
  1/1/1999         $10,000                $10,000            $10,000              $10,000
 1/31/1999         $ 9,851                $10,071            $10,418              $10,115
 2/28/1999         $ 9,568                $ 9,896            $10,094              $ 9,860
 3/31/1999         $ 9,717                $ 9,950            $10,498              $10,058
 4/30/1999         $10,213                $ 9,982            $10,905              $10,379
 5/31/1999         $10,230                $ 9,894            $10,647              $10,244
 6/30/1999         $10,248                $ 9,863            $11,238              $10,481
 7/31/1999         $10,133                $ 9,821            $10,887              $10,326
 8/31/1999         $10,150                $ 9,816            $10,833              $10,219
 9/30/1999         $10,035                $ 9,930            $10,536              $10,110
10/31/1999         $10,009                $ 9,967            $11,203              $10,375
11/30/1999         $ 9,845                $ 9,966            $11,431              $10,512
12/31/1999         $ 9,883                $ 9,918            $12,104              $10,863
 1/31/2000         $ 9,949                $ 9,885            $11,496              $10,590
 2/29/2000         $ 9,782                $10,005            $11,278              $10,655
 3/31/2000         $ 9,941                $10,137            $12,382              $11,148
 4/30/2000         $10,290                $10,108            $12,009              $10,940
 5/31/2000         $10,452                $10,103            $11,763              $10,836
 6/30/2000         $10,519                $10,313            $12,053              $11,050
 7/31/2000         $10,633                $10,407            $11,864              $11,002
 8/31/2000         $11,233                $10,558            $12,601              $11,479
 9/30/2000         $11,448                $10,624            $11,936              $11,247
10/31/2000         $11,271                $10,694            $11,886              $11,180
11/30/2000         $11,242                $10,869            $10,949              $10,742
12/31/2000         $11,856                $11,071            $11,002              $11,041
 1/31/2001         $11,827                $11,252            $11,392              $11,260
 2/28/2001         $12,051                $11,350            $10,354              $10,810
 3/31/2001         $11,867                $11,407            $ 9,698              $10,444
 4/30/2001         $12,093                $11,360            $10,451              $10,887
 5/31/2001         $12,321                $11,428            $10,521              $10,946
 6/30/2001         $12,030                $11,471            $10,265              $10,807
 7/31/2001         $11,894                $11,728            $10,164              $10,766
 8/31/2001         $12,021                $11,862            $ 9,528              $10,492
 9/30/2001         $11,460                $12,000            $ 8,759              $ 9,926
10/31/2001         $11,535                $12,251            $ 8,926              $10,124
11/30/2001         $11,772                $12,082            $ 9,610              $10,483
12/31/2001         $11,877                $12,006            $ 9,694              $10,557
 1/31/2002         $11,954                $12,103            $ 9,553              $10,463
 2/28/2002         $12,031                $12,220            $ 9,369              $10,378
 3/31/2002         $12,388                $12,017            $ 9,721              $10,605
 4/30/2002         $12,455                $12,250            $ 9,132              $10,426
 5/31/2002         $12,410                $12,354            $ 9,064              $10,394
 6/30/2002         $11,630                $12,461            $ 8,419              $ 9,970
 7/31/2002         $11,074                $12,611            $ 7,763              $ 9,485
 8/31/2002         $11,429                $12,824            $ 7,813              $ 9,581
 9/30/2002         $10,925                $13,032            $ 6,964              $ 9,062
10/31/2002         $10,995                $12,972            $ 7,577              $ 9,368
11/30/2002         $11,590                $12,969            $ 8,023              $ 9,704
12/31/2002         $11,690                $13,237            $ 7,552              $ 9,506
 1/31/2003         $11,762                $13,248            $ 7,354              $ 9,383
 2/28/2003         $11,597                $13,431            $ 7,244              $ 9,331
 3/31/2003         $11,849                $13,421            $ 7,314              $ 9,369
 4/30/2003         $12,583                $13,532            $ 7,917              $ 9,837
 5/31/2003         $13,261                $13,784            $ 8,334              $10,254
 6/30/2003         $13,517                $13,757            $ 8,440              $10,341
 7/31/2003         $13,347                $13,294            $ 8,589              $10,333
 8/31/2003         $13,546                $13,383            $ 8,756              $10,486
 9/30/2003         $13,929                $13,737            $ 8,663              $10,547
10/31/2003         $14,314                $13,609            $ 9,153              $10,854
11/30/2003         $14,514                $13,641            $ 9,234              $10,962
12/31/2003         $15,234                $13,780            $ 9,718              $11,322
 1/31/2004         $15,437                $13,891            $ 9,897              $11,468
 2/29/2004         $15,514                $14,041            $10,034              $11,607
 3/31/2004         $15,461                $14,147            $ 9,883              $11,578
 4/30/2004         $15,215                $13,778            $ 9,728              $11,316
 5/31/2004         $15,162                $13,723            $ 9,861              $11,350
 6/30/2004         $15,371                $13,801            $10,053              $11,508
 7/31/2004         $15,450                $13,938            $ 9,720              $11,317
 8/31/2004         $15,793                $14,203            $ 9,759              $11,418
 9/30/2004         $16,004                $14,242            $ 9,865              $11,548
10/31/2004         $16,217                $14,361            $10,016              $11,691
11/30/2004         $16,564                $14,247            $10,421              $11,987
12/31/2004         $17,001                $14,378            $10,776              $12,265
 1/31/2005         $16,743                $14,468            $10,513              $12,115
 2/28/2005         $17,093                $14,383            $10,734              $12,276
 3/31/2005         $16,761                $14,309            $10,544              $12,113
 4/30/2005         $16,497                $14,503            $10,344              $11,994
 5/31/2005         $16,851                $14,660            $10,673              $12,225
 6/30/2005         $17,347                $14,739            $10,689              $12,327
 7/31/2005         $17,706                $14,605            $11,086              $12,571
 8/31/2005         $17,647                $14,793            $10,985              $12,598
 9/30/2005         $17,587                $14,640            $11,074              $12,648
10/31/2005         $17,032                $14,524            $10,889              $12,446
11/30/2005         $16,970                $14,589            $11,301              $12,697
12/31/2005         $17,228                $14,727            $11,305              $12,808
 1/31/2006         $17,743                $14,728            $11,604              $13,115
 2/28/2006         $17,896                $14,777            $11,636              $13,124
 3/31/2006         $17,975                $14,632            $11,781              $13,229
 4/30/2006         $18,201                $14,605            $11,939              $13,368
 5/31/2006         $18,134                $14,590            $11,595              $13,101
 6/30/2006         $18,288                $14,621            $11,611              $13,106
 7/31/2006         $18,740                $14,818            $11,683              $13,186
 8/31/2006         $19,045                $15,045            $11,961              $13,405
 9/30/2006         $19,201                $15,177            $12,269              $13,583
10/31/2006         $19,733                $15,278            $12,669              $13,876
11/30/2006         $20,193                $15,455            $12,909              $14,122
12/31/2006         $20,421                $15,365            $13,091              $14,228
 1/31/2007         $20,591                $15,359            $13,289              $14,370
 2/28/2007         $20,838                $15,596            $13,029              $14,342
 3/31/2007         $21,086                $15,596            $13,174              $14,456
 4/30/2007         $21,727                $15,681            $13,758              $14,805
 5/31/2007         $22,057                $15,562            $14,238              $15,062
 6/30/2007         $21,600                $15,516            $14,001              $14,909
 7/31/2007         $21,060                $15,645            $13,567              $14,649
 8/31/2007         $21,235                $15,837            $13,771              $14,765
 9/30/2007         $21,891                $15,957            $14,286              $15,165

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS B1                    9/30/07
-----------------------------------
1-Year                       +9.57%
-----------------------------------
5-Year                      +14.60%
-----------------------------------
Since Inception (1/1/99)     +9.37%
-----------------------------------

CLASS C (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                         Lipper Mixed-Asset Target
                                    Lehman Brothers U.S.                 Allocation Moderate Funds
   Date      Franklin Income Fund    Aggregate Index 7      S&p 500 7    Classification Average 7
--------------------------------------------------------------------------------------------------
 10/1/1997         $10,000                $10,000            $10,000              $10,000
10/31/1997         $ 9,894                $10,145            $ 9,666              $ 9,824
11/30/1997         $10,153                $10,192            $10,113              $ 9,976
12/31/1997         $10,450                $10,294            $10,287              $10,126
 1/31/1998         $10,341                $10,427            $10,401              $10,168
 2/28/1998         $10,483                $10,419            $11,151              $10,554
 3/31/1998         $10,793                $10,455            $11,722              $10,854
 4/30/1998         $10,683                $10,509            $11,840              $10,902
 5/31/1998         $10,531                $10,609            $11,637              $10,811
 6/30/1998         $10,590                $10,699            $12,109              $10,939
 7/31/1998         $10,392                $10,722            $11,980              $10,802
 8/31/1998         $ 9,718                $10,896            $10,248              $ 9,892
 9/30/1998         $10,170                $11,151            $10,905              $10,251
10/31/1998         $10,231                $11,092            $11,792              $10,613
11/30/1998         $10,557                $11,155            $12,506              $10,981
12/31/1998         $10,495                $11,189            $13,227              $11,310
 1/31/1999         $10,378                $11,269            $13,780              $11,440
 2/28/1999         $10,081                $11,072            $13,352              $11,151
 3/31/1999         $10,235                $11,133            $13,886              $11,376
 4/30/1999         $10,755                $11,168            $14,424              $11,739
 5/31/1999         $10,773                $11,071            $14,083              $11,586
 6/30/1999         $10,792                $11,035            $14,865              $11,854
 7/31/1999         $10,671                $10,988            $14,401              $11,678
 8/31/1999         $10,644                $10,983            $14,329              $11,558
 9/30/1999         $10,522                $11,110            $13,937              $11,434
10/31/1999         $10,541                $11,151            $14,819              $11,734
11/30/1999         $10,371                $11,150            $15,120              $11,889
12/31/1999         $10,409                $11,097            $16,010              $12,286
 1/31/2000         $10,430                $11,060            $15,206              $11,977
 2/29/2000         $10,303                $11,194            $14,918              $12,050
 3/31/2000         $10,470                $11,342            $16,377              $12,608
 4/30/2000         $10,836                $11,309            $15,885              $12,373
 5/31/2000         $10,956                $11,304            $15,559              $12,255
 6/30/2000         $11,026                $11,539            $15,942              $12,498
 7/31/2000         $11,197                $11,644            $15,693              $12,443
 8/31/2000         $11,827                $11,813            $16,668              $12,983
 9/30/2000         $12,052                $11,887            $15,788              $12,720
10/31/2000         $11,867                $11,966            $15,721              $12,644
11/30/2000         $11,785                $12,161            $14,482              $12,148
12/31/2000         $12,480                $12,387            $14,553              $12,487
 1/31/2001         $12,449                $12,589            $15,069              $12,735
 2/28/2001         $12,683                $12,699            $13,695              $12,225
 3/31/2001         $12,490                $12,763            $12,827              $11,812
 4/30/2001         $12,728                $12,710            $13,824              $12,313
 5/31/2001         $12,966                $12,786            $13,917              $12,379
 6/30/2001         $12,661                $12,835            $13,578              $12,222
 7/31/2001         $12,519                $13,122            $13,444              $12,176
 8/31/2001         $12,652                $13,272            $12,603              $11,866
 9/30/2001         $12,062                $13,427            $11,585              $11,226
10/31/2001         $12,141                $13,708            $11,806              $11,450
11/30/2001         $12,388                $13,519            $12,712              $11,856
12/31/2001         $12,497                $13,433            $12,823              $11,940
 1/31/2002         $12,578                $13,541            $12,636              $11,833
 2/28/2002         $12,659                $13,673            $12,392              $11,738
 3/31/2002         $13,031                $13,445            $12,858              $11,993
 4/30/2002         $13,102                $13,706            $12,079              $11,792
 5/31/2002         $13,056                $13,822            $11,990              $11,755
 6/30/2002         $12,240                $13,942            $11,136              $11,276
 7/31/2002         $11,658                $14,110            $10,268              $10,728
 8/31/2002         $12,030                $14,348            $10,335              $10,836
 9/30/2002         $11,502                $14,581            $ 9,212              $10,249
10/31/2002         $11,576                $14,514            $10,023              $10,595
11/30/2002         $12,199                $14,511            $10,612              $10,975
12/31/2002         $12,305                $14,810            $ 9,989              $10,751
 1/31/2003         $12,319                $14,823            $ 9,727              $10,612
 2/28/2003         $12,209                $15,028            $ 9,581              $10,553
 3/31/2003         $12,472                $15,016            $ 9,674              $10,596
 4/30/2003         $13,242                $15,140            $10,471              $11,126
 5/31/2003         $13,952                $15,423            $11,023              $11,597
 6/30/2003         $14,221                $15,392            $11,164              $11,696
 7/31/2003         $14,042                $14,875            $11,360              $11,687
 8/31/2003         $14,249                $14,973            $11,582              $11,859
 9/30/2003         $14,650                $15,370            $11,459              $11,928
10/31/2003         $15,053                $15,226            $12,107              $12,275
11/30/2003         $15,262                $15,263            $12,214              $12,398
12/31/2003         $16,017                $15,418            $12,854              $12,805
 1/31/2004         $16,229                $15,542            $13,090              $12,970
 2/29/2004         $16,311                $15,710            $13,272              $13,127
 3/31/2004         $16,256                $15,828            $13,072              $13,094
 4/30/2004         $16,066                $15,416            $12,867              $12,798
 5/31/2004         $15,943                $15,354            $13,043              $12,837
 6/30/2004         $16,231                $15,441            $13,297              $13,015
 7/31/2004         $16,245                $15,594            $12,857              $12,799
 8/31/2004         $16,604                $15,892            $12,909              $12,913
 9/30/2004         $16,825                $15,935            $13,049              $13,060
10/31/2004         $17,047                $16,069            $13,248              $13,222
11/30/2004         $17,411                $15,940            $13,784              $13,557
12/31/2004         $17,869                $16,087            $14,253              $13,871
 1/31/2005         $17,599                $16,188            $13,906              $13,702
 2/28/2005         $17,965                $16,093            $14,198              $13,884
 3/31/2005         $17,617                $16,010            $13,947              $13,699
 4/30/2005         $17,340                $16,227            $13,682              $13,565
 5/31/2005         $17,712                $16,402            $14,118              $13,826
 6/30/2005         $18,303                $16,492            $14,138              $13,942
 7/31/2005         $18,606                $16,341            $14,664              $14,218
 8/31/2005         $18,544                $16,551            $14,530              $14,248
 9/30/2005         $18,480                $16,380            $14,647              $14,305
10/31/2005         $17,898                $16,251            $14,403              $14,076
11/30/2005         $17,835                $16,323            $14,948              $14,360
12/31/2005         $18,104                $16,478            $14,953              $14,485
 1/31/2006         $18,642                $16,479            $15,349              $14,833
 2/28/2006         $18,801                $16,533            $15,391              $14,843
 3/31/2006         $18,884                $16,371            $15,582              $14,962
 4/30/2006         $19,121                $16,342            $15,792              $15,119
 5/31/2006         $19,052                $16,324            $15,337              $14,817
 6/30/2006         $19,214                $16,359            $15,358              $14,822
 7/31/2006         $19,764                $16,580            $15,453              $14,913
 8/31/2006         $20,083                $16,834            $15,820              $15,160
 9/30/2006         $20,246                $16,982            $16,228              $15,362
10/31/2006         $20,724                $17,094            $16,757              $15,694
11/30/2006         $21,204                $17,292            $17,075              $15,972
12/31/2006         $21,523                $17,192            $17,315              $16,091
 1/31/2007         $21,693                $17,185            $17,577              $16,252
 2/28/2007         $21,943                $17,450            $17,233              $16,220
 3/31/2007         $22,194                $17,450            $17,426              $16,350
 4/30/2007         $22,771                $17,544            $18,198              $16,744
 5/31/2007         $23,187                $17,411            $18,833              $17,035
 6/30/2007         $22,700                $17,360            $18,520              $16,861
 7/31/2007         $22,129                $17,505            $17,946              $16,568
 8/31/2007         $22,301                $17,719            $18,215              $16,699
 9/30/2007         $22,974                $17,854            $18,896              $17,151

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS C                     9/30/07
-----------------------------------
1-Year                      +12.47%
-----------------------------------
5-Year                      +14.84%
-----------------------------------
10-Year                      +8.67%
-----------------------------------


                                                              Annual Report | 31

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS R                     9/30/07
-----------------------------------
1-Year                      +13.47%
-----------------------------------
5-Year                      +14.95%
-----------------------------------
Since Inception (1/1/02)    +11.20%
-----------------------------------

CLASS R (1/1/02-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                         Lipper Mixed-Asset Target
                                    Lehman Brothers U.S.                 Allocation Moderate Funds
   Date      Franklin Income Fund    Aggregate Index 7      S&p 500 7    Classification Average 7
--------------------------------------------------------------------------------------------------
  1/1/2002         $10,000                $10,000            $10,000              $10,000
 1/31/2002         $10,069                $10,081            $ 9,854              $ 9,911
 2/28/2002         $10,136                $10,179            $ 9,664              $ 9,831
 3/31/2002         $10,390                $10,009            $10,027              $10,045
 4/30/2002         $10,448                $10,203            $ 9,420              $ 9,876
 5/31/2002         $10,412                $10,290            $ 9,350              $ 9,846
 6/30/2002         $ 9,709                $10,379            $ 8,684              $ 9,444
 7/31/2002         $ 9,289                $10,504            $ 8,007              $ 8,985
 8/31/2002         $ 9,590                $10,682            $ 8,060              $ 9,076
 9/30/2002         $ 9,166                $10,855            $ 7,184              $ 8,584
10/31/2002         $ 9,178                $10,805            $ 7,816              $ 8,874
11/30/2002         $ 9,681                $10,802            $ 8,276              $ 9,192
12/31/2002         $ 9,817                $11,025            $ 7,790              $ 9,004
 1/31/2003         $ 9,829                $11,035            $ 7,586              $ 8,888
 2/28/2003         $ 9,741                $11,188            $ 7,472              $ 8,838
 3/31/2003         $ 9,905                $11,179            $ 7,545              $ 8,874
 4/30/2003         $10,577                $11,271            $ 8,166              $ 9,318
 5/31/2003         $11,102                $11,481            $ 8,596              $ 9,713
 6/30/2003         $11,319                $11,459            $ 8,706              $ 9,796
 7/31/2003         $11,227                $11,073            $ 8,859              $ 9,788
 8/31/2003         $11,344                $11,147            $ 9,032              $ 9,933
 9/30/2003         $11,670                $11,442            $ 8,936              $ 9,990
10/31/2003         $11,997                $11,335            $ 9,442              $10,281
11/30/2003         $12,168                $11,362            $ 9,525              $10,384
12/31/2003         $12,779                $11,478            $10,024              $10,725
 1/31/2004         $12,953                $11,570            $10,208              $10,863
 2/29/2004         $12,966                $11,696            $10,350              $10,994
 3/31/2004         $12,978                $11,783            $10,194              $10,967
 4/30/2004         $12,772                $11,477            $10,034              $10,719
 5/31/2004         $12,730                $11,431            $10,172              $10,751
 6/30/2004         $12,908                $11,495            $10,370              $10,901
 7/31/2004         $12,977                $11,609            $10,026              $10,720
 8/31/2004         $13,268                $11,831            $10,067              $10,815
 9/30/2004         $13,449                $11,863            $10,176              $10,938
10/31/2004         $13,631                $11,962            $10,332              $11,074
11/30/2004         $13,927                $11,867            $10,750              $11,354
12/31/2004         $14,299                $11,976            $11,115              $11,618
 1/31/2005         $14,026                $12,051            $10,844              $11,476
 2/28/2005         $14,383                $11,980            $11,073              $11,629
 3/31/2005         $14,102                $11,919            $10,877              $11,474
 4/30/2005         $13,879                $12,080            $10,670              $11,361
 5/31/2005         $14,182                $12,211            $11,010              $11,580
 6/30/2005         $14,605                $12,277            $11,025              $11,677
 7/31/2005         $14,912                $12,165            $11,435              $11,908
 8/31/2005         $14,864                $12,321            $11,331              $11,933
 9/30/2005         $14,814                $12,194            $11,423              $11,981
10/31/2005         $14,344                $12,098            $11,232              $11,789
11/30/2005         $14,295                $12,151            $11,657              $12,027
12/31/2005         $14,516                $12,267            $11,661              $12,132
 1/31/2006         $14,955                $12,268            $11,970              $12,423
 2/28/2006         $15,087                $12,308            $12,003              $12,432
 3/31/2006         $15,156                $12,188            $12,152              $12,531
 4/30/2006         $15,350                $12,165            $12,315              $12,663
 5/31/2006         $15,233                $12,152            $11,961              $12,409
 6/30/2006         $15,366                $12,178            $11,977              $12,414
 7/31/2006         $15,815                $12,343            $12,051              $12,490
 8/31/2006         $16,077                $12,532            $12,338              $12,697
 9/30/2006         $16,212                $12,642            $12,655              $12,866
10/31/2006         $16,603                $12,726            $13,068              $13,144
11/30/2006         $16,997                $12,873            $13,316              $13,377
12/31/2006         $17,192                $12,798            $13,503              $13,477
 1/31/2007         $17,397                $12,793            $13,707              $13,612
 2/28/2007         $17,536                $12,990            $13,439              $13,585
 3/31/2007         $17,810                $12,991            $13,590              $13,693
 4/30/2007         $18,284                $13,061            $14,192              $14,024
 5/31/2007         $18,626                $12,962            $14,687              $14,268
 6/30/2007         $18,232                $12,924            $14,443              $14,122
 7/31/2007         $17,702                $13,031            $13,995              $13,876
 8/31/2007         $17,912                $13,191            $14,205              $13,986
 9/30/2007         $18,395                $13,291            $14,736              $14,365

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS               9/30/07
-----------------------------------
1-Year                      +14.36%
-----------------------------------
5-Year                      +15.65%
-----------------------------------
10-Year                      +9.37%
-----------------------------------

ADVISOR CLASS (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                         Lipper Mixed-Asset Target
                                    Lehman Brothers U.S.                 Allocation Moderate Funds
   Date      Franklin Income Fund    Aggregate Index 7      S&p 500 7    Classification Average 7
--------------------------------------------------------------------------------------------------
 10/1/1997         $10,000                $10,000            $10,000              $10,000
10/31/1997         $ 9,899                $10,145            $ 9,666              $ 9,824
11/30/1997         $10,166                $10,192            $10,113              $ 9,976
12/31/1997         $10,511                $10,294            $10,287              $10,126
 1/31/1998         $10,366                $10,427            $10,401              $10,168
 2/28/1998         $10,515                $10,419            $11,151              $10,554
 3/31/1998         $10,833                $10,455            $11,722              $10,854
 4/30/1998         $10,728                $10,509            $11,840              $10,902
 5/31/1998         $10,580                $10,609            $11,637              $10,811
 6/30/1998         $10,645                $10,699            $12,109              $10,939
 7/31/1998         $10,451                $10,722            $11,980              $10,802
 8/31/1998         $ 9,776                $10,896            $10,248              $ 9,892
 9/30/1998         $10,282                $11,151            $10,905              $10,251
10/31/1998         $10,306                $11,092            $11,792              $10,613
11/30/1998         $10,641                $11,155            $12,506              $10,981
12/31/1998         $10,629                $11,189            $13,227              $11,310
 1/31/1999         $10,471                $11,269            $13,780              $11,440
 2/28/1999         $10,176                $11,072            $13,352              $11,151
 3/31/1999         $10,338                $11,133            $13,886              $11,376
 4/30/1999         $10,872                $11,168            $14,424              $11,739
 5/31/1999         $10,896                $11,071            $14,083              $11,586
 6/30/1999         $10,921                $11,035            $14,865              $11,854
 7/31/1999         $10,804                $10,988            $14,401              $11,678
 8/31/1999         $10,782                $10,983            $14,329              $11,558
 9/30/1999         $10,664                $11,110            $13,937              $11,434
10/31/1999         $10,689                $11,151            $14,819              $11,734
11/30/1999         $10,521                $11,150            $15,120              $11,889
12/31/1999         $10,567                $11,097            $16,010              $12,286
 1/31/2000         $10,594                $11,060            $15,206              $11,977
 2/29/2000         $10,470                $11,194            $14,918              $12,050
 3/31/2000         $10,648                $11,342            $16,377              $12,608
 4/30/2000         $10,978                $11,309            $15,885              $12,373
 5/31/2000         $11,156                $11,304            $15,559              $12,255
 6/30/2000         $11,235                $11,539            $15,942              $12,498
 7/31/2000         $11,364                $11,644            $15,693              $12,443
 8/31/2000         $12,015                $11,813            $16,668              $12,983
 9/30/2000         $12,252                $11,887            $15,788              $12,720
10/31/2000         $12,069                $11,966            $15,721              $12,644
11/30/2000         $12,044                $12,161            $14,482              $12,148
12/31/2000         $12,711                $12,387            $14,553              $12,487
 1/31/2001         $12,741                $12,589            $15,069              $12,735
 2/28/2001         $12,990                $12,699            $13,695              $12,225
 3/31/2001         $12,743                $12,763            $12,827              $11,812
 4/30/2001         $13,050                $12,710            $13,824              $12,313
 5/31/2001         $13,248                $12,786            $13,917              $12,379
 6/30/2001         $12,940                $12,835            $13,578              $12,222
 7/31/2001         $12,800                $13,122            $13,444              $12,176
 8/31/2001         $12,944                $13,272            $12,603              $11,866
 9/30/2001         $12,400                $13,427            $11,585              $11,226
10/31/2001         $12,430                $13,708            $11,806              $11,450
11/30/2001         $12,694                $13,519            $12,712              $11,856
12/31/2001         $12,814                $13,433            $12,823              $11,940
 1/31/2002         $12,963                $13,541            $12,636              $11,833
 2/28/2002         $13,054                $13,673            $12,392              $11,738
 3/31/2002         $13,388                $13,445            $12,858              $11,993
 4/30/2002         $13,529                $13,706            $12,079              $11,792
 5/31/2002         $13,488                $13,822            $11,990              $11,755
 6/30/2002         $12,588                $13,942            $11,136              $11,276
 7/31/2002         $12,052                $14,110            $10,268              $10,728
 8/31/2002         $12,384                $14,348            $10,335              $10,836
 9/30/2002         $11,841                $14,581            $ 9,212              $10,249
10/31/2002         $11,924                $14,514            $10,023              $10,595
11/30/2002         $12,579                $14,511            $10,612              $10,975
12/31/2002         $12,695                $14,810            $ 9,989              $10,751
 1/31/2003         $12,780                $14,823            $ 9,727              $10,612
 2/28/2003         $12,671                $15,028            $ 9,581              $10,553
 3/31/2003         $12,888                $15,016            $ 9,674              $10,596
 4/30/2003         $13,699                $15,140            $10,471              $11,126
 5/31/2003         $14,449                $15,423            $11,023              $11,597
 6/30/2003         $14,737                $15,392            $11,164              $11,696
 7/31/2003         $14,558                $14,875            $11,360              $11,687
 8/31/2003         $14,783                $14,973            $11,582              $11,859
 9/30/2003         $15,212                $15,370            $11,459              $11,928
10/31/2003         $15,643                $15,226            $12,107              $12,275
11/30/2003         $15,872                $15,263            $12,214              $12,398
12/31/2003         $16,671                $15,418            $12,854              $12,805
 1/31/2004         $16,903                $15,542            $13,090              $12,970
 2/29/2004         $16,997                $15,710            $13,272              $13,127
 3/31/2004         $16,949                $15,828            $13,072              $13,094
 4/30/2004         $16,688                $15,416            $12,867              $12,798
 5/31/2004         $16,640                $15,354            $13,043              $12,837
 6/30/2004         $16,880                $15,441            $13,297              $13,015
 7/31/2004         $16,976                $15,594            $12,857              $12,799
 8/31/2004         $17,363                $15,892            $12,909              $12,913
 9/30/2004         $17,606                $15,935            $13,049              $13,060
10/31/2004         $17,850                $16,069            $13,248              $13,222
11/30/2004         $18,244                $15,940            $13,784              $13,557
12/31/2004         $18,738                $16,087            $14,253              $13,871
 1/31/2005         $18,388                $16,188            $13,906              $13,702
 2/28/2005         $18,862                $16,093            $14,198              $13,884
 3/31/2005         $18,504                $16,010            $13,947              $13,699
 4/30/2005         $18,220                $16,227            $13,682              $13,565
 5/31/2005         $18,625                $16,402            $14,118              $13,826
 6/30/2005         $19,185                $16,492            $14,138              $13,942
 7/31/2005         $19,594                $16,341            $14,664              $14,218
 8/31/2005         $19,538                $16,551            $14,530              $14,248
 9/30/2005         $19,482                $16,380            $14,647              $14,305
10/31/2005         $18,874                $16,251            $14,403              $14,076
11/30/2005         $18,818                $16,323            $14,948              $14,360
12/31/2005         $19,115                $16,478            $14,953              $14,485
 1/31/2006         $19,699                $16,479            $15,349              $14,833
 2/28/2006         $19,879                $16,533            $15,391              $14,843
 3/31/2006         $19,979                $16,371            $15,582              $14,962
 4/30/2006         $20,243                $16,342            $15,792              $15,119
 5/31/2006         $20,098                $16,324            $15,337              $14,817
 6/30/2006         $20,281                $16,359            $15,358              $14,822
 7/31/2006         $20,880                $16,580            $15,453              $14,913
 8/31/2006         $21,232                $16,834            $15,820              $15,160
 9/30/2006         $21,418                $16,982            $16,228              $15,362
10/31/2006         $21,942                $17,094            $16,757              $15,694
11/30/2006         $22,553                $17,292            $17,075              $15,972
12/31/2006         $22,821                $17,192            $17,315              $16,091
 1/31/2007         $23,014                $17,185            $17,577              $16,252
 2/28/2007         $23,294                $17,450            $17,233              $16,220
 3/31/2007         $23,576                $17,450            $17,426              $16,350
 4/30/2007         $24,210                $17,544            $18,198              $16,744
 5/31/2007         $24,671                $17,411            $18,833              $17,035
 6/30/2007         $24,160                $17,360            $18,520              $16,861
 7/31/2007         $23,557                $17,505            $17,946              $16,568
 8/31/2007         $23,757                $17,719            $18,215              $16,699
 9/30/2007         $24,495                $17,854            $18,896              $17,151


32 | Annual Report

ENDNOTES

THE FUND'S PORTFOLIO INCLUDES A SUBSTANTIAL PORTION OF HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS BECAUSE OF THE RELATIVELY HIGHER YIELDS THEY OFFER. THESE SECURITIES CARRY A GREATER DEGREE OF CREDIT RISK RELATIVE TO INVESTMENT GRADE SECURITIES. THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS B1
(formerly Class B):   These shares have higher annual fees and expenses than
                      Class A shares. Effective 11/1/01, closed to new investors.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:        Shares are available to certain eligible investors as
                      described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (NAV for Classes B, B1, C, R and Advisor) per share on 9/30/07.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/07.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Sources: Standard & Poor's Micropal; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Mixed-Asset Target Allocation Moderate Funds classification in the Lipper Open-End underlying funds universe. Lipper Mixed-Asset Target Allocation Moderate Funds are defined as funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents. For the 12-month period ended 9/30/07, there were 442 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these or other factors had been considered.


                                                              Annual Report | 33

Your Fund's Expenses

FRANKLIN INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


34 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 4/1/07      VALUE 9/30/07    PERIOD* 4/1/07-9/30/07
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,038.10             $3.17
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,021.96             $3.14
------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,033.80             $7.44
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,017.75             $7.38
------------------------------------------------------------------------------------------------------
CLASS B1
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,035.50             $5.72
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,019.45             $5.67
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,035.10             $5.71
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,019.45             $5.67
------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,032.90             $4.94
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,020.21             $4.91
------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,039.00             $2.40
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,022.71             $2.38
------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.46%; B1; 1.12%; C: 1.12%; R: 0.97%;
and Advisor: 0.47%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 35

Franklin U.S. Government Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin U.S. Government Securities Fund seeks income by investing at least 80% of its net assets in U.S. government securities. The Fund presently invests substantially all of its assets in Government National Mortgage Association obligations (Ginnie Maes).

--------------------------------------------------------------------------------
Since 1983, the Fund has invested substantially in Ginnie Mae securities, which carry a guarantee backed by the full faith and credit of the U.S. government as to the timely payment of interest and principal.1 Issued by the Government National Mortgage Association (GNMA), Ginnie Maes have been among the highest yielding U.S. government obligations available.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin U.S. Government Securities Fund
Based on Total Net Assets as of 9/30/07

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

GNMA ..................................................................   95.9%
Short-Term Investments & Other Net Assets .............................    4.1%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin U.S. Government Securities Fund covers the fiscal year ended September 30, 2007.

PERFORMANCE OVERVIEW

Franklin U.S. Government Securities Fund - Class A posted a +4.63% cumulative total return for the 12 months under review. The Fund performed comparably to the +4.52% total return of its peers as measured by the Lipper

1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund's yield and share price are not guaranteed and will vary with market conditions.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 98.


36 | Annual Report

GNMA Funds Classification Average. 2 In comparison, the Lehman Brothers (LB) U.S. Government: Intermediate Index, returned +5.88% for the same period. 3 The Fund's return reflects the effect of management fees and expenses, while the LB U.S. Government: Intermediate Index does not have such costs. You can find the Fund's long-term performance data in the Performance Summary beginning on page 42.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy grew at a moderate but uneven pace for the 12-month period ended September 30, 2007. After ending 2006 with fourth quarter gross domestic product (GDP) growth of 2.1% annualized, the economy decelerated to a surprisingly weak first quarter 2007 annualized growth rate of 0.6%. A surge in exports fueled second quarter 2007 growth to 3.8% annualized. In the third quarter, GDP growth advanced at an estimated 3.9% annualized rate, the fastest pace in over a year. Over the reporting period, consumer spending and personal income remained positive contributors to economic expansion, while a declining housing market, softening employment environment and tighter credit conditions weighed on overall economic growth.

Oil prices exhibited volatility, reaching a historical high in September. Core inflation, which excludes food and energy costs, remained modest. For September 2007, the core consumer price index (CPI) had a 12-month increase of 2.1%. 4 The Federal Reserve Board's (Fed's) preferred measure of inflation, core personal consumption expenditures reported a 12-month increase of 1.8%. 5 These current levels of inflation, generally within the Fed's target range of 1% to 2%, lessened near-term concerns and provided the Fed with more flexibility to respond to ongoing economic pressures resulting from tightening credit conditions.

2. Source: Lipper Inc. The Lipper GNMA Funds Classification Average is calculated by averaging the total return for all funds within the Lipper GNMA Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper GNMA Funds are defined as funds that invest primarily in GNMA securities. For the 12-month period ended 9/30/07, there were 59 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these or other factors had been considered. Past performance does not guarantee future results. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Source: Standard & Poor's Micropal. The LB U.S. Government: Intermediate Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value weighted inclusive of accrued interest. The index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Bureau of Labor Statistics.

5. Source: Bureau of Economic Analysis.


                                                              Annual Report | 37

DIVIDEND DISTRIBUTIONS*

Franklin U.S. Government Securities Fund
10/1/06-9/30/07

---------------------------------------------------------------------------
                                  DIVIDEND PER SHARE (CENTS)
                     ------------------------------------------------------
MONTH                CLASS A   CLASS B   CLASS C   CLASS R   ADVISOR CLASS
---------------------------------------------------------------------------
October 2006           2.73      2.47      2.47      2.54         2.81
---------------------------------------------------------------------------
November 2006          2.73      2.47      2.47      2.54         2.81
---------------------------------------------------------------------------
December 2006**        3.08      2.81      2.81      2.89         3.14
---------------------------------------------------------------------------
January 2007           2.73      2.46      2.46      2.54         2.79
---------------------------------------------------------------------------
February 2007          2.73      2.46      2.46      2.54         2.79
---------------------------------------------------------------------------
March 2007             2.73      2.43      2.43      2.51         2.77
---------------------------------------------------------------------------
April 2007             2.73      2.43      2.43      2.51         2.77
---------------------------------------------------------------------------
May 2007               2.73      2.43      2.43      2.51         2.77
---------------------------------------------------------------------------
June 2007              2.73      2.47      2.47      2.55         2.82
---------------------------------------------------------------------------
July 2007              2.69      2.43      2.43      2.51         2.78
---------------------------------------------------------------------------
August 2007            2.69      2.43      2.43      2.51         2.78
---------------------------------------------------------------------------
September 2007         2.69      2.41      2.41      2.49         2.75
===========================================================================
TOTAL                 32.99     29.70     29.70     30.64        33.78
---------------------------------------------------------------------------

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes an additional 0.35 cent per share distribution to meet excise tax requirements.

In August, the Fed cut the discount rate (the Fed's interest rate charged to member banks) from 6.25% to 5.75% and followed up in September with a further cut of 50 basis points, bringing the rate to 5.25%. After remaining on hold since June 2006, the Fed lowered the federal funds target rate 50 basis points to 4.75% at its September meeting, citing increased uncertainty surrounding the economic outlook due to significant dislocations in parts of the credit markets. The committee noted that "some inflation risks remain, and it will continue to monitor inflation developments carefully." The Fed stated it will continue to act as necessary to restore stability as the potential of increased distress from a housing correction threatens to "restrain economic growth more generally."

Over the period, investors sought relative safety in short-term U.S. Treasuries, Treasury yields declined and the yield curve steepened. Short-term, two- and five-year yields declined substantially, with the two-year bill yielding 3.97% at the end of September, down from 4.71% a year earlier. The 10-year U.S. Treasury note ended September yielding 4.59%, compared with 4.64% at the beginning of the period.


38 | Annual Report

INVESTMENT STRATEGY

We seek to invest predominantly in GNMA (Ginnie Mae) obligations. We analyze securities using proprietary models to help us identify attractive investment opportunities. The Fund's short-term investments may include short-term government securities and cash or cash equivalents.

MANAGER'S DISCUSSION

During the 12 months under review, we were pleased with the Fund's performance versus its peers as measured by the Lipper Funds Classification Average. Although the fixed income market environment was marked by increased volatility and uncertainty, investors' appetite for risk was generally robust for most of the review period due to abundant liquidity and continued solid economic environment. Against this backdrop, Ginnie Mae (GNMA) mortgage-backed securities
(MBS) outperformed comparable high credit-quality U.S. Treasuries for the first half of the period under review.

The trend, however, reversed in the latter half of the period. Increased delinquency and default activity in the lower credit-quality, subprime mortgage market created a challenging environment across much of the fixed income markets and investors exhibited a sudden, rapid shift in risk appetite. It is important to note that Franklin U.S. Government Securities Fund did not have any exposure to subprime MBS and invests only in GNMA mortgage pass-through securities, which are guaranteed by the full faith and credit of the U.S. government and carry a different credit profile than those mortgage issuers recently in the news. 1 During this period of heightened risk aversion, 30-year GNMA MBS generally outperformed their conventional Fannie Mae (FNMA) and Freddie Mac (FHLMC) MBS counterparts as investors sought the safety of U.S. government guaranteed securities.

Mortgage prepayments across all coupons and program types fell as credit standards tightened and housing and refinancing activity retracted. Prepayment risk, the uncertain cash flows caused by prepayments in the pools' underlying mortgages, is the primary risk confronting the GNMA market. Lower prepayment risk during the reporting period improved the attractiveness of MBS and GNMAs to investors worried about cash-flow uncertainty.

Consistent with our investment strategy, we believe income will continue to drive performance within the GNMA markets. As a result, we generally look for opportunities in 30-year collateral bonds as opposed to their 15-year counterparts. At period-end, the Fund's GNMA assets were allocated between the GNMA I (comprising single-issuer pools) and GNMA II (comprising multiple-issuer pools) programs, as they have been in the past. However, over the


                                                              Annual Report | 39
reporting period, we made minor adjustments to the portfolio's allocation and trimmed our exposure to GNMA II securities relative to our GNMA I holdings as yield spreads between sectors neared historically tight levels. We also increased our allocation to higher coupon GNMAs, as we believed prepayment risk would continue to wane. Although we remained slightly overweighted in lower coupon securities than in past periods, we reduced our exposure.

Thank you for your continued participation in Franklin U.S. Government Securities Fund. We welcome your comments and questions and look forward to serving your investment needs in the years ahead.

[PHOTO OMITTED]     /s/ Jack Lemein

                    Jack Lemein

[PHOTO OMITTED]     /s/ Roger A. Bayston

                    Roger A. Bayston, CFA

[PHOTO OMITTED]     /s/ Paul Varunok

                    Paul Varunok

                    Portfolio Management Team
                    Franklin U.S. Government Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


40 | Annual Report

--------------------------------------------------------------------------------
PAUL VARUNOK is a vice president and portfolio manager in the Franklin Templeton Fixed Income Group. Mr. Varunok specializes in the mortgage-backed securities
(MBS), asset-backed securities (ABS), commercial mortgage-backed securities
(CMBS) and collateralized mortgage obligation (CMO) markets.

Prior to joining Franklin Templeton Investments in 2001, Mr. Varunok spent eight years as a fixed-income analyst for Prudential Securities, Inc. in New York City. At Prudential, Mr. Varunok held research positions in both the MBS and ABS markets. Mr. Varunok started his career at Prudential as a reverse-engineer of both ABS and MBS transactions and subsequently moved into the structuring of those products. From 1996-2000, Mr. Varunok concentrated his efforts in the ABS market where he was an ABS researcher and market strategist.

Mr. Varunok earned his B.S. in finance from New York University.
--------------------------------------------------------------------------------


                                                              Annual Report | 41

Performance Summary as of 9/30/07

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKUSX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        -$0.04           $6.39           $6.43
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.3299
----------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FUGBX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        -$0.04           $6.38           $6.42
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.2970
----------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRUGX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        -$0.04           $6.36           $6.40
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.2970
----------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FUSRX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        -$0.04           $6.39           $6.43
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.3064
----------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FUSAX)                                CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        -$0.04           $6.41           $6.45
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.3378
----------------------------------------------------------------------------------------------------


42 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------
CLASS A                                                       1-YEAR          5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                     +4.63%         +17.98%         +64.98%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                 +0.12%          +2.47%          +4.67%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate 3                         4.84%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 4                 4.64%
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5           0.74%
-----------------------------------------------------------------------------------------------------------
CLASS B                                                       1-YEAR          5-YEAR    INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                     +4.10%         +14.96%         +45.21%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                 +0.13%          +2.50%          +4.36%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate 3                         4.53%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 4                 4.32%
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5           1.26%
-----------------------------------------------------------------------------------------------------------
CLASS C                                                       1-YEAR          5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                     +4.12%         +14.84%         +56.50%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                 +3.12%          +2.81%          +4.58%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate 3                         4.55%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 4                 4.32%
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5           1.25%
-----------------------------------------------------------------------------------------------------------
CLASS R                                                       1-YEAR          5-YEAR    INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                     +4.25%         +15.83%         +23.97%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                 +4.25%          +2.98%          +3.81%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate 3                         4.68%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 4                 4.48%
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5           1.11%
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                                 1-YEAR          5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                     +4.75%         +18.69%         +67.05%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                 +4.75%          +3.49%          +5.27%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate 3                         5.15%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 4                 4.98%
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5           0.61%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 43

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS A                     9/30/07
-----------------------------------
1-Year                       +0.12%
-----------------------------------
5-Year                       +2.47%
-----------------------------------
10-Year                      +4.67%
-----------------------------------

CLASS A (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Franklin U.S.          LB U.S.                       Lipper GNMA
                Government          Government:                 Funds Classification
   Date      Securities Fund   Intermediate Index 6    CPI 6          Average 6
 10/1/1997       $ 9,569              $10,000         $10,000          $10,000
10/31/1997       $ 9,666              $10,117         $10,025          $10,102
11/30/1997       $ 9,678              $10,139         $10,019          $10,126
12/31/1997       $ 9,776              $10,221         $10,006          $10,225
 1/31/1998       $ 9,874              $10,355         $10,025          $10,329
 2/28/1998       $ 9,872              $10,344         $10,043          $10,338
 3/31/1998       $ 9,914              $10,376         $10,062          $10,373
 4/30/1998       $ 9,985              $10,425         $10,081          $10,429
 5/31/1998       $10,053              $10,497         $10,099          $10,511
 6/30/1998       $10,092              $10,568         $10,112          $10,560
 7/31/1998       $10,147              $10,608         $10,124          $10,603
 8/31/1998       $10,245              $10,809         $10,136          $10,714
 9/30/1998       $10,375              $11,061         $10,149          $10,854
10/31/1998       $10,325              $11,080         $10,174          $10,799
11/30/1998       $10,381              $11,046         $10,174          $10,857
12/31/1998       $10,422              $11,089         $10,167          $10,897
 1/31/1999       $10,493              $11,138         $10,192          $10,961
 2/28/1999       $10,427              $10,985         $10,205          $10,873
 3/31/1999       $10,484              $11,058         $10,236          $10,940
 4/30/1999       $10,526              $11,088         $10,310          $10,981
 5/31/1999       $10,444              $11,020         $10,310          $10,908
 6/30/1999       $10,392              $11,036         $10,310          $10,847
 7/31/1999       $10,309              $11,038         $10,341          $10,783
 8/31/1999       $10,317              $11,053         $10,366          $10,769
 9/30/1999       $10,484              $11,148         $10,416          $10,936
10/31/1999       $10,539              $11,170         $10,434          $10,973
11/30/1999       $10,547              $11,178         $10,440          $10,981
12/31/1999       $10,507              $11,143         $10,440          $10,929
 1/31/2000       $10,419              $11,105         $10,471          $10,845
 2/29/2000       $10,540              $11,197         $10,533          $10,970
 3/31/2000       $10,696              $11,325         $10,620          $11,135
 4/30/2000       $10,671              $11,320         $10,627          $11,116
 5/31/2000       $10,714              $11,351         $10,639          $11,156
 6/30/2000       $10,890              $11,531         $10,695          $11,350
 7/31/2000       $10,950              $11,608         $10,720          $11,400
 8/31/2000       $11,112              $11,738         $10,720          $11,562
 9/30/2000       $11,207              $11,840         $10,775          $11,663
10/31/2000       $11,286              $11,921         $10,794          $11,734
11/30/2000       $11,451              $12,096         $10,800          $11,905
12/31/2000       $11,617              $12,310         $10,794          $12,079
 1/31/2001       $11,783              $12,473         $10,862          $12,266
 2/28/2001       $11,847              $12,588         $10,906          $12,342
 3/31/2001       $11,911              $12,679         $10,931          $12,414
 4/30/2001       $11,922              $12,639         $10,974          $12,394
 5/31/2001       $12,004              $12,692         $11,024          $12,473
 6/30/2001       $12,033              $12,732         $11,042          $12,513
 7/31/2001       $12,259              $12,970         $11,011          $12,760
 8/31/2001       $12,342              $13,085         $11,011          $12,854
 9/30/2001       $12,498              $13,364         $11,061          $13,037
10/31/2001       $12,671              $13,573         $11,024          $13,215
11/30/2001       $12,553              $13,411         $11,005          $13,077
12/31/2001       $12,508              $13,346         $10,962          $13,006
 1/31/2002       $12,607              $13,403         $10,986          $13,133
 2/28/2002       $12,762              $13,514         $11,030          $13,274
 3/31/2002       $12,602              $13,311         $11,092          $13,109
 4/30/2002       $12,833              $13,560         $11,154          $13,356
 5/31/2002       $12,915              $13,654         $11,154          $13,444
 6/30/2002       $13,017              $13,825         $11,160          $13,556
 7/31/2002       $13,157              $14,085         $11,172          $13,714
 8/31/2002       $13,278              $14,246         $11,210          $13,828
 9/30/2002       $13,381              $14,491         $11,228          $13,951
10/31/2002       $13,427              $14,481         $11,247          $13,969
11/30/2002       $13,427              $14,367         $11,247          $13,962
12/31/2002       $13,581              $14,632         $11,222          $14,116
 1/31/2003       $13,620              $14,600         $11,272          $14,145
 2/28/2003       $13,678              $14,765         $11,359          $14,228
 3/31/2003       $13,678              $14,768         $11,427          $14,219
 4/30/2003       $13,717              $14,809         $11,402          $14,253
 5/31/2003       $13,717              $15,042         $11,383          $14,287
 6/30/2003       $13,756              $15,017         $11,396          $14,314
 7/31/2003       $13,436              $14,653         $11,408          $14,007
 8/31/2003       $13,536              $14,679         $11,452          $14,101
 9/30/2003       $13,737              $14,997         $11,489          $14,335
10/31/2003       $13,676              $14,850         $11,476          $14,263
11/30/2003       $13,737              $14,851         $11,445          $14,306
12/31/2003       $13,823              $14,967         $11,433          $14,404
 1/31/2004       $13,905              $15,048         $11,489          $14,476
 2/29/2004       $13,987              $15,191         $11,551          $14,569
 3/31/2004       $14,029              $15,297         $11,625          $14,617
 4/30/2004       $13,799              $14,955         $11,663          $14,375
 5/31/2004       $13,773              $14,907         $11,731          $14,334
 6/30/2004       $13,895              $14,945         $11,768          $14,445
 7/31/2004       $14,017              $15,053         $11,749          $14,553
 8/31/2004       $14,203              $15,277         $11,756          $14,744
 9/30/2004       $14,212              $15,283         $11,780          $14,753
10/31/2004       $14,314              $15,376         $11,842          $14,848
11/30/2004       $14,288              $15,233         $11,849          $14,801
12/31/2004       $14,348              $15,316         $11,805          $14,873
 1/31/2005       $14,430              $15,336         $11,830          $14,946
 2/28/2005       $14,382              $15,250         $11,898          $14,894
 3/31/2005       $14,355              $15,212         $11,991          $14,858
 4/30/2005       $14,482              $15,390         $12,072          $14,995
 5/31/2005       $14,583              $15,513         $12,060          $15,082
 6/30/2005       $14,596              $15,564         $12,066          $15,115
 7/31/2005       $14,543              $15,431         $12,122          $15,052
 8/31/2005       $14,668              $15,602         $12,184          $15,171
 9/30/2005       $14,591              $15,482         $12,333          $15,090
10/31/2005       $14,538              $15,417         $12,357          $15,013
11/30/2005       $14,574              $15,480         $12,258          $15,052
12/31/2005       $14,746              $15,574         $12,208          $15,213
 1/31/2006       $14,782              $15,573         $12,301          $15,245
 2/28/2006       $14,796              $15,576         $12,326          $15,271
 3/31/2006       $14,695              $15,528         $12,395          $15,176
 4/30/2006       $14,640              $15,542         $12,500          $15,125
 5/31/2006       $14,586              $15,547         $12,562          $15,082
 6/30/2006       $14,600              $15,575         $12,587          $15,079
 7/31/2006       $14,778              $15,738         $12,624          $15,271
 8/31/2006       $14,980              $15,915         $12,649          $15,482
 9/30/2006       $15,088              $16,030         $12,587          $15,582
10/31/2006       $15,176              $16,106         $12,519          $15,677
11/30/2006       $15,335              $16,235         $12,500          $15,814
12/31/2006       $15,289              $16,173         $12,519          $15,787
 1/31/2007       $15,283              $16,175         $12,557          $15,777
 2/28/2007       $15,468              $16,378         $12,624          $15,957
 3/31/2007       $15,485              $16,420         $12,739          $15,988
 4/30/2007       $15,576              $16,493         $12,822          $16,060
 5/31/2007       $15,472              $16,399         $12,900          $15,963
 6/30/2007       $15,392              $16,421         $12,925          $15,880
 7/31/2007       $15,532              $16,623         $12,922          $16,006
 8/31/2007       $15,696              $16,857         $12,898          $16,167
 9/30/2007       $15,787              $16,972         $12,934          $16,285

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS B                     9/30/07
-----------------------------------
1-Year                       +0.13%
-----------------------------------
5-Year                       +2.50%
-----------------------------------
Since Inception (1/1/99)     +4.36%
-----------------------------------

CLASS B (1/1/99-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Franklin U.S.          LB U.S.                       Lipper GNMA
                Government          Government:                 Funds Classification
   Date      Securities Fund   Intermediate Index 6    CPI 6          Average 6
  1/1/1999       $10,000              $10,000         $10,000          $10,000
 1/31/1999       $10,068              $10,045         $10,024          $10,059
 2/28/1999       $ 9,986              $ 9,907         $10,037          $ 9,978
 3/31/1999       $10,051              $ 9,973         $10,067          $10,039
 4/30/1999       $10,087              $10,000         $10,140          $10,078
 5/31/1999       $10,005              $ 9,938         $10,140          $10,010
 6/30/1999       $ 9,936              $ 9,953         $10,140          $ 9,954
 7/31/1999       $ 9,868              $ 9,954         $10,171          $ 9,895
 8/31/1999       $ 9,856              $ 9,968         $10,195          $ 9,882
 9/30/1999       $10,025              $10,053         $10,244          $10,036
10/31/1999       $10,074              $10,073         $10,262          $10,070
11/30/1999       $10,062              $10,080         $10,268          $10,077
12/31/1999       $10,019              $10,049         $10,268          $10,029
 1/31/2000       $ 9,946              $10,015         $10,299          $ 9,952
 2/29/2000       $10,042              $10,098         $10,360          $10,067
 3/31/2000       $10,186              $10,213         $10,445          $10,219
 4/30/2000       $10,174              $10,209         $10,451          $10,201
 5/31/2000       $10,210              $10,236         $10,464          $10,238
 6/30/2000       $10,373              $10,399         $10,519          $10,416
 7/31/2000       $10,410              $10,468         $10,543          $10,462
 8/31/2000       $10,560              $10,585         $10,543          $10,610
 9/30/2000       $10,662              $10,678         $10,598          $10,703
10/31/2000       $10,717              $10,751         $10,616          $10,768
11/30/2000       $10,869              $10,909         $10,622          $10,925
12/31/2000       $11,021              $11,101         $10,616          $11,085
 1/31/2001       $11,191              $11,249         $10,683          $11,257
 2/28/2001       $11,230              $11,352         $10,726          $11,326
 3/31/2001       $11,302              $11,434         $10,750          $11,392
 4/30/2001       $11,291              $11,398         $10,793          $11,374
 5/31/2001       $11,364              $11,446         $10,842          $11,447
 6/30/2001       $11,403              $11,482         $10,860          $11,483
 7/31/2001       $11,595              $11,696         $10,830          $11,709
 8/31/2001       $11,669              $11,800         $10,830          $11,796
 9/30/2001       $11,829              $12,052         $10,879          $11,964
10/31/2001       $11,970              $12,240         $10,842          $12,128
11/30/2001       $11,871              $12,094         $10,824          $12,000
12/31/2001       $11,806              $12,035         $10,781          $11,935
 1/31/2002       $11,912              $12,087         $10,805          $12,052
 2/28/2002       $12,035              $12,187         $10,848          $12,181
 3/31/2002       $11,879              $12,004         $10,909          $12,030
 4/30/2002       $12,092              $12,228         $10,970          $12,256
 5/31/2002       $12,164              $12,314         $10,970          $12,337
 6/30/2002       $12,254              $12,468         $10,976          $12,440
 7/31/2002       $12,381              $12,703         $10,988          $12,585
 8/31/2002       $12,490              $12,848         $11,025          $12,690
 9/30/2002       $12,582              $13,068         $11,043          $12,803
10/31/2002       $12,620              $13,059         $11,062          $12,819
11/30/2002       $12,614              $12,956         $11,062          $12,813
12/31/2002       $12,754              $13,196         $11,037          $12,954
 1/31/2003       $12,785              $13,166         $11,086          $12,981
 2/28/2003       $12,834              $13,315         $11,171          $13,056
 3/31/2003       $12,828              $13,318         $11,239          $13,049
 4/30/2003       $12,859              $13,355         $11,214          $13,080
 5/31/2003       $12,871              $13,565         $11,196          $13,111
 6/30/2003       $12,884              $13,543         $11,208          $13,136
 7/31/2003       $12,578              $13,214         $11,220          $12,854
 8/31/2003       $12,667              $13,238         $11,263          $12,940
 9/30/2003       $12,850              $13,525         $11,300          $13,155
10/31/2003       $12,788              $13,392         $11,287          $13,089
11/30/2003       $12,839              $13,393         $11,257          $13,128
12/31/2003       $12,914              $13,497         $11,245          $13,219
 1/31/2004       $12,985              $13,571         $11,300          $13,285
 2/29/2004       $13,056              $13,700         $11,361          $13,370
 3/31/2004       $13,089              $13,795         $11,434          $13,414
 4/30/2004       $12,868              $13,487         $11,470          $13,191
 5/31/2004       $12,839              $13,444         $11,538          $13,154
 6/30/2004       $12,946              $13,478         $11,574          $13,256
 7/31/2004       $13,054              $13,575         $11,556          $13,355
 8/31/2004       $13,222              $13,777         $11,562          $13,530
 9/30/2004       $13,225              $13,782         $11,586          $13,538
10/31/2004       $13,315              $13,867         $11,647          $13,626
11/30/2004       $13,285              $13,738         $11,653          $13,583
12/31/2004       $13,334              $13,812         $11,611          $13,649
 1/31/2005       $13,404              $13,830         $11,635          $13,716
 2/28/2005       $13,354              $13,753         $11,702          $13,668
 3/31/2005       $13,323              $13,719         $11,794          $13,635
 4/30/2005       $13,435              $13,879         $11,873          $13,761
 5/31/2005       $13,523              $13,990         $11,861          $13,840
 6/30/2005       $13,549              $14,036         $11,867          $13,871
 7/31/2005       $13,474              $13,916         $11,922          $13,813
 8/31/2005       $13,583              $14,070         $11,983          $13,922
 9/30/2005       $13,507              $13,962         $12,129          $13,848
10/31/2005       $13,451              $13,904         $12,154          $13,777
11/30/2005       $13,478              $13,961         $12,056          $13,813
12/31/2005       $13,632              $14,045         $12,007          $13,961
 1/31/2006       $13,659              $14,044         $12,099          $13,990
 2/28/2006       $13,666              $14,047         $12,123          $14,014
 3/31/2006       $13,567              $14,003         $12,190          $13,927
 4/30/2006       $13,510              $14,016         $12,294          $13,880
 5/31/2006       $13,454              $14,021         $12,355          $13,841
 6/30/2006       $13,462              $14,046         $12,379          $13,838
 7/31/2006       $13,620              $14,193         $12,416          $14,014
 8/31/2006       $13,800              $14,352         $12,441          $14,207
 9/30/2006       $13,894              $14,456         $12,379          $14,300
10/31/2006       $13,970              $14,525         $12,312          $14,387
11/30/2006       $14,111              $14,641         $12,294          $14,512
12/31/2006       $14,063              $14,585         $12,312          $14,487
 1/31/2007       $14,057              $14,587         $12,350          $14,479
 2/28/2007       $14,227              $14,770         $12,416          $14,644
 3/31/2007       $14,243              $14,808         $12,529          $14,672
 4/30/2007       $14,326              $14,873         $12,610          $14,738
 5/31/2007       $14,230              $14,789         $12,688          $14,649
 6/30/2007       $14,157              $14,809         $12,712          $14,573
 7/31/2007       $14,286              $14,991         $12,709          $14,688
 8/31/2007       $14,437              $15,202         $12,686          $14,836
 9/30/2007       $14,521              $15,306         $12,721          $14,945


44 | Annual Report

CLASS C (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Franklin U.S.          LB U.S.                       Lipper GNMA
                Government          Government:                 Funds Classification
   Date      Securities Fund   Intermediate Index 6    CPI 6          Average 6
 10/1/1997       $10,000              $10,000         $10,000          $10,000
10/31/1997       $10,096              $10,117         $10,025          $10,102
11/30/1997       $10,105              $10,139         $10,019          $10,126
12/31/1997       $10,202              $10,221         $10,006          $10,225
 1/31/1998       $10,299              $10,355         $10,025          $10,329
 2/28/1998       $10,293              $10,344         $10,043          $10,338
 3/31/1998       $10,332              $10,376         $10,062          $10,373
 4/30/1998       $10,401              $10,425         $10,081          $10,429
 5/31/1998       $10,468              $10,497         $10,099          $10,511
 6/30/1998       $10,504              $10,568         $10,112          $10,560
 7/31/1998       $10,556              $10,608         $10,124          $10,603
 8/31/1998       $10,655              $10,809         $10,136          $10,714
 9/30/1998       $10,785              $11,061         $10,149          $10,854
10/31/1998       $10,713              $11,080         $10,174          $10,799
11/30/1998       $10,781              $11,046         $10,174          $10,857
12/31/1998       $10,819              $11,089         $10,167          $10,897
 1/31/1999       $10,888              $11,138         $10,192          $10,961
 2/28/1999       $10,815              $10,985         $10,205          $10,873
 3/31/1999       $10,869              $11,058         $10,236          $10,940
 4/30/1999       $10,907              $11,088         $10,310          $10,981
 5/31/1999       $10,817              $11,020         $10,310          $10,908
 6/30/1999       $10,759              $11,036         $10,310          $10,847
 7/31/1999       $10,668              $11,038         $10,341          $10,783
 8/31/1999       $10,672              $11,053         $10,366          $10,769
 9/30/1999       $10,839              $11,148         $10,416          $10,936
10/31/1999       $10,892              $11,170         $10,434          $10,973
11/30/1999       $10,895              $11,178         $10,440          $10,981
12/31/1999       $10,849              $11,143         $10,440          $10,929
 1/31/2000       $10,753              $11,105         $10,471          $10,845
 2/29/2000       $10,874              $11,197         $10,533          $10,970
 3/31/2000       $11,030              $11,325         $10,620          $11,135
 4/30/2000       $10,999              $11,320         $10,627          $11,116
 5/31/2000       $11,038              $11,351         $10,639          $11,156
 6/30/2000       $11,215              $11,531         $10,695          $11,350
 7/31/2000       $11,255              $11,608         $10,720          $11,400
 8/31/2000       $11,418              $11,738         $10,720          $11,562
 9/30/2000       $11,528              $11,840         $10,775          $11,663
10/31/2000       $11,604              $11,921         $10,794          $11,734
11/30/2000       $11,751              $12,096         $10,800          $11,905
12/31/2000       $11,917              $12,310         $10,794          $12,079
 1/31/2001       $12,101              $12,473         $10,862          $12,266
 2/28/2001       $12,143              $12,588         $10,906          $12,342
 3/31/2001       $12,221              $12,679         $10,931          $12,414
 4/30/2001       $12,227              $12,639         $10,974          $12,394
 5/31/2001       $12,288              $12,692         $11,024          $12,473
 6/30/2001       $12,331              $12,732         $11,042          $12,513
 7/31/2001       $12,539              $12,970         $11,011          $12,760
 8/31/2001       $12,619              $13,085         $11,011          $12,854
 9/30/2001       $12,792              $13,364         $11,061          $13,037
10/31/2001       $12,945              $13,573         $11,024          $13,215
11/30/2001       $12,837              $13,411         $11,005          $13,077
12/31/2001       $12,766              $13,346         $10,962          $13,006
 1/31/2002       $12,881              $13,403         $10,986          $13,133
 2/28/2002       $13,015              $13,514         $11,030          $13,274
 3/31/2002       $12,845              $13,311         $11,092          $13,109
 4/30/2002       $13,076              $13,560         $11,154          $13,356
 5/31/2002       $13,154              $13,654         $11,154          $13,444
 6/30/2002       $13,253              $13,825         $11,160          $13,556
 7/31/2002       $13,390              $14,085         $11,172          $13,714
 8/31/2002       $13,509              $14,246         $11,210          $13,828
 9/30/2002       $13,628              $14,491         $11,228          $13,951
10/31/2002       $13,649              $14,481         $11,247          $13,969
11/30/2002       $13,643              $14,367         $11,247          $13,962
12/31/2002       $13,795              $14,632         $11,222          $14,116
 1/31/2003       $13,828              $14,600         $11,272          $14,145
 2/28/2003       $13,902              $14,765         $11,359          $14,228
 3/31/2003       $13,876              $14,768         $11,427          $14,219
 4/30/2003       $13,910              $14,809         $11,402          $14,253
 5/31/2003       $13,904              $15,042         $11,383          $14,287
 6/30/2003       $13,938              $15,017         $11,396          $14,314
 7/31/2003       $13,606              $14,653         $11,408          $14,007
 8/31/2003       $13,701              $14,679         $11,452          $14,101
 9/30/2003       $13,900              $14,997         $11,489          $14,335
10/31/2003       $13,831              $14,850         $11,476          $14,263
11/30/2003       $13,886              $14,851         $11,445          $14,306
12/31/2003       $13,968              $14,967         $11,433          $14,404
 1/31/2004       $14,045              $15,048         $11,489          $14,476
 2/29/2004       $14,122              $15,191         $11,551          $14,569
 3/31/2004       $14,157              $15,297         $11,625          $14,617
 4/30/2004       $13,918              $14,955         $11,663          $14,375
 5/31/2004       $13,886              $14,907         $11,731          $14,334
 6/30/2004       $14,024              $14,945         $11,768          $14,445
 7/31/2004       $14,120              $15,053         $11,749          $14,553
 8/31/2004       $14,302              $15,277         $11,756          $14,744
 9/30/2004       $14,305              $15,283         $11,780          $14,753
10/31/2004       $14,402              $15,376         $11,842          $14,848
11/30/2004       $14,369              $15,233         $11,849          $14,801
12/31/2004       $14,423              $15,316         $11,805          $14,873
 1/31/2005       $14,499              $15,336         $11,830          $14,946
 2/28/2005       $14,444              $15,250         $11,898          $14,894
 3/31/2005       $14,410              $15,212         $11,991          $14,858
 4/30/2005       $14,532              $15,390         $12,072          $14,995
 5/31/2005       $14,627              $15,513         $12,060          $15,082
 6/30/2005       $14,656              $15,564         $12,066          $15,115
 7/31/2005       $14,574              $15,431         $12,122          $15,052
 8/31/2005       $14,694              $15,602         $12,184          $15,171
 9/30/2005       $14,611              $15,482         $12,333          $15,090
10/31/2005       $14,550              $15,417         $12,357          $15,013
11/30/2005       $14,580              $15,480         $12,258          $15,052
12/31/2005       $14,746              $15,574         $12,208          $15,213
 1/31/2006       $14,776              $15,573         $12,301          $15,245
 2/28/2006       $14,783              $15,576         $12,326          $15,271
 3/31/2006       $14,675              $15,528         $12,395          $15,176
 4/30/2006       $14,614              $15,542         $12,500          $15,125
 5/31/2006       $14,553              $15,547         $12,562          $15,082
 6/30/2006       $14,561              $15,575         $12,587          $15,079
 7/31/2006       $14,733              $15,738         $12,624          $15,271
 8/31/2006       $14,929              $15,915         $12,649          $15,482
 9/30/2006       $15,031              $16,030         $12,587          $15,582
10/31/2006       $15,113              $16,106         $12,519          $15,677
11/30/2006       $15,266              $16,235         $12,500          $15,814
12/31/2006       $15,214              $16,173         $12,519          $15,787
 1/31/2007       $15,201              $16,175         $12,557          $15,777
 2/28/2007       $15,379              $16,378         $12,624          $15,957
 3/31/2007       $15,390              $16,420         $12,739          $15,988
 4/30/2007       $15,472              $16,493         $12,822          $16,060
 5/31/2007       $15,362              $16,399         $12,900          $15,963
 6/30/2007       $15,276              $16,421         $12,925          $15,880
 7/31/2007       $15,408              $16,623         $12,922          $16,006
 8/31/2007       $15,566              $16,857         $12,898          $16,167
 9/30/2007       $15,650              $16,972         $12,934          $16,285

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS C                     9/30/07
-----------------------------------
1-Year                       +3.12%
-----------------------------------
5-Year                       +2.81%
-----------------------------------
10-Year                      +4.58%
-----------------------------------

CLASS R (1/1/02-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Franklin U.S.          LB U.S.                       Lipper GNMA
                Government          Government:                 Funds Classification
   Date      Securities Fund   Intermediate Index 6    CPI 6          Average 6
  1/1/2002       $10,000              $10,000         $10,000          $10,000
 1/31/2002       $10,109              $10,043         $10,023          $10,098
 2/28/2002       $10,215              $10,126         $10,062          $10,206
 3/31/2002       $10,098              $ 9,974         $10,119          $10,079
 4/30/2002       $10,281              $10,160         $10,175          $10,269
 5/31/2002       $10,343              $10,231         $10,175          $10,337
 6/30/2002       $10,421              $10,359         $10,181          $10,423
 7/31/2002       $10,530              $10,554         $10,192          $10,545
 8/31/2002       $10,625              $10,675         $10,226          $10,632
 9/30/2002       $10,704              $10,858         $10,243          $10,727
10/31/2002       $10,722              $10,851         $10,260          $10,741
11/30/2002       $10,733              $10,765         $10,260          $10,735
12/31/2002       $10,854              $10,964         $10,238          $10,853
 1/31/2003       $10,866              $10,940         $10,283          $10,876
 2/28/2003       $10,924              $11,063         $10,362          $10,939
 3/31/2003       $10,921              $11,066         $10,424          $10,933
 4/30/2003       $10,948              $11,097         $10,402          $10,959
 5/31/2003       $10,945              $11,271         $10,385          $10,985
 6/30/2003       $10,958              $11,252         $10,396          $11,006
 7/31/2003       $10,715              $10,979         $10,407          $10,769
 8/31/2003       $10,791              $10,999         $10,447          $10,842
 9/30/2003       $10,948              $11,237         $10,481          $11,022
10/31/2003       $10,897              $11,127         $10,470          $10,966
11/30/2003       $10,926              $11,128         $10,441          $10,999
12/31/2003       $11,008              $11,215         $10,430          $11,075
 1/31/2004       $11,053              $11,276         $10,481          $11,131
 2/29/2004       $11,115              $11,383         $10,538          $11,202
 3/31/2004       $11,160              $11,462         $10,606          $11,239
 4/30/2004       $10,975              $11,206         $10,640          $11,052
 5/31/2004       $10,950              $11,170         $10,702          $11,021
 6/30/2004       $11,044              $11,198         $10,736          $11,106
 7/31/2004       $11,121              $11,280         $10,719          $11,189
 8/31/2004       $11,265              $11,447         $10,724          $11,336
 9/30/2004       $11,286              $11,452         $10,747          $11,343
10/31/2004       $11,364              $11,522         $10,804          $11,417
11/30/2004       $11,323              $11,414         $10,809          $11,380
12/31/2004       $11,384              $11,476         $10,770          $11,436
 1/31/2005       $11,445              $11,491         $10,792          $11,492
 2/28/2005       $11,386              $11,427         $10,855          $11,452
 3/31/2005       $11,361              $11,399         $10,939          $11,424
 4/30/2005       $11,475              $11,532         $11,013          $11,529
 5/31/2005       $11,534              $11,624         $11,002          $11,596
 6/30/2005       $11,559              $11,662         $11,007          $11,622
 7/31/2005       $11,513              $11,562         $11,058          $11,573
 8/31/2005       $11,590              $11,691         $11,115          $11,664
 9/30/2005       $11,544              $11,601         $11,251          $11,602
10/31/2005       $11,481              $11,552         $11,273          $11,543
11/30/2005       $11,505              $11,599         $11,183          $11,573
12/31/2005       $11,638              $11,670         $11,138          $11,697
 1/31/2006       $11,663              $11,669         $11,222          $11,722
 2/28/2006       $11,670              $11,671         $11,245          $11,742
 3/31/2006       $11,604              $11,635         $11,307          $11,669
 4/30/2006       $11,539              $11,646         $11,404          $11,629
 5/31/2006       $11,510              $11,649         $11,460          $11,597
 6/30/2006       $11,500              $11,670         $11,483          $11,594
 7/31/2006       $11,655              $11,793         $11,517          $11,741
 8/31/2006       $11,810              $11,925         $11,539          $11,903
 9/30/2006       $11,892              $12,011         $11,483          $11,981
10/31/2006       $11,957              $12,068         $11,420          $12,054
11/30/2006       $12,061              $12,165         $11,404          $12,159
12/31/2006       $12,040              $12,118         $11,420          $12,138
 1/31/2007       $12,031              $12,120         $11,455          $12,131
 2/28/2007       $12,173              $12,272         $11,517          $12,269
 3/31/2007       $12,183              $12,304         $11,622          $12,292
 4/30/2007       $12,230              $12,358         $11,697          $12,348
 5/31/2007       $12,164              $12,288         $11,768          $12,274
 6/30/2007       $12,079              $12,304         $11,791          $12,210
 7/31/2007       $12,185              $12,456         $11,788          $12,306
 8/31/2007       $12,311              $12,631         $11,767          $12,431
 9/30/2007       $12,397              $12,717         $11,799          $12,521

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS R                     9/30/07
-----------------------------------
1-Year                       +4.25%
-----------------------------------
5-Year                       +2.98%
-----------------------------------
Since Inception (1/1/02)     +3.81%
-----------------------------------


                                                              Annual Report | 45

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS               9/30/07
-----------------------------------
1-Year                       +4.75%
-----------------------------------
5-Year                       +3.49%
-----------------------------------
10-Year                      +5.27%
-----------------------------------

ADVISOR CLASS (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Franklin U.S.          LB U.S.                       Lipper GNMA
                Government          Government:                 Funds Classification
   Date      Securities Fund   Intermediate Index 6    CPI 6          Average 6
 10/1/1997       $10,000              $10,000         $10,000          $10,000
10/31/1997       $10,087              $10,117         $10,025          $10,102
11/30/1997       $10,116              $10,139         $10,019          $10,126
12/31/1997       $10,218              $10,221         $10,006          $10,225
 1/31/1998       $10,306              $10,355         $10,025          $10,329
 2/28/1998       $10,321              $10,344         $10,043          $10,338
 3/31/1998       $10,365              $10,376         $10,062          $10,373
 4/30/1998       $10,425              $10,425         $10,081          $10,429
 5/31/1998       $10,512              $10,497         $10,099          $10,511
 6/30/1998       $10,554              $10,568         $10,112          $10,560
 7/31/1998       $10,596              $10,608         $10,124          $10,603
 8/31/1998       $10,700              $10,809         $10,136          $10,714
 9/30/1998       $10,851              $11,061         $10,149          $10,854
10/31/1998       $10,785              $11,080         $10,174          $10,799
11/30/1998       $10,859              $11,046         $10,174          $10,857
12/31/1998       $10,903              $11,089         $10,167          $10,897
 1/31/1999       $10,978              $11,138         $10,192          $10,961
 2/28/1999       $10,895              $10,985         $10,205          $10,873
 3/31/1999       $10,955              $11,058         $10,236          $10,940
 4/30/1999       $11,016              $11,088         $10,310          $10,981
 5/31/1999       $10,931              $11,020         $10,310          $10,908
 6/30/1999       $10,862              $11,036         $10,310          $10,847
 7/31/1999       $10,793              $11,038         $10,341          $10,783
 8/31/1999       $10,786              $11,053         $10,366          $10,769
 9/30/1999       $10,977              $11,148         $10,416          $10,936
10/31/1999       $11,037              $11,170         $10,434          $10,973
11/30/1999       $11,029              $11,178         $10,440          $10,981
12/31/1999       $10,988              $11,143         $10,440          $10,929
 1/31/2000       $10,914              $11,105         $10,471          $10,845
 2/29/2000       $11,025              $11,197         $10,533          $10,970
 3/31/2000       $11,189              $11,325         $10,620          $11,135
 4/30/2000       $11,181              $11,320         $10,627          $11,116
 5/31/2000       $11,227              $11,351         $10,639          $11,156
 6/30/2000       $11,412              $11,531         $10,695          $11,350
 7/31/2000       $11,458              $11,608         $10,720          $11,400
 8/31/2000       $11,629              $11,738         $10,720          $11,562
 9/30/2000       $11,748              $11,840         $10,775          $11,663
10/31/2000       $11,831              $11,921         $10,794          $11,734
11/30/2000       $11,987              $12,096         $10,800          $11,905
12/31/2000       $12,180              $12,310         $10,794          $12,079
 1/31/2001       $12,355              $12,473         $10,862          $12,266
 2/28/2001       $12,405              $12,588         $10,906          $12,342
 3/31/2001       $12,491              $12,679         $10,931          $12,414
 4/30/2001       $12,504              $12,639         $10,974          $12,394
 5/31/2001       $12,572              $12,692         $11,024          $12,473
 6/30/2001       $12,641              $12,732         $11,042          $12,513
 7/31/2001       $12,860              $12,970         $11,011          $12,760
 8/31/2001       $12,949              $13,085         $11,011          $12,854
 9/30/2001       $13,114              $13,364         $11,061          $13,037
10/31/2001       $13,296              $13,573         $11,024          $13,215
11/30/2001       $13,193              $13,411         $11,005          $13,077
12/31/2001       $13,127              $13,346         $10,962          $13,006
 1/31/2002       $13,233              $13,403         $10,986          $13,133
 2/28/2002       $13,396              $13,514         $11,030          $13,274
 3/31/2002       $13,230              $13,311         $11,092          $13,109
 4/30/2002       $13,473              $13,560         $11,154          $13,356
 5/31/2002       $13,561              $13,654         $11,154          $13,444
 6/30/2002       $13,669              $13,825         $11,160          $13,556
 7/31/2002       $13,817              $14,085         $11,172          $13,714
 8/31/2002       $13,945              $14,246         $11,210          $13,828
 9/30/2002       $14,075              $14,491         $11,228          $13,951
10/31/2002       $14,104              $14,481         $11,247          $13,969
11/30/2002       $14,105              $14,367         $11,247          $13,962
12/31/2002       $14,269              $14,632         $11,222          $14,116
 1/31/2003       $14,311              $14,600         $11,272          $14,145
 2/28/2003       $14,394              $14,765         $11,359          $14,228
 3/31/2003       $14,395              $14,768         $11,427          $14,219
 4/30/2003       $14,417              $14,809         $11,402          $14,253
 5/31/2003       $14,439              $15,042         $11,383          $14,287
 6/30/2003       $14,461              $15,017         $11,396          $14,314
 7/31/2003       $14,126              $14,653         $11,408          $14,007
 8/31/2003       $14,233              $14,679         $11,452          $14,101
 9/30/2003       $14,467              $14,997         $11,489          $14,335
10/31/2003       $14,405              $14,850         $11,476          $14,263
11/30/2003       $14,449              $14,851         $11,445          $14,306
12/31/2003       $14,541              $14,967         $11,433          $14,404
 1/31/2004       $14,628              $15,048         $11,489          $14,476
 2/29/2004       $14,716              $15,191         $11,551          $14,569
 3/31/2004       $14,761              $15,297         $11,625          $14,617
 4/30/2004       $14,521              $14,955         $11,663          $14,375
 5/31/2004       $14,518              $14,907         $11,731          $14,334
 6/30/2004       $14,647              $14,945         $11,768          $14,445
 7/31/2004       $14,754              $15,053         $11,749          $14,553
 8/31/2004       $14,952              $15,277         $11,756          $14,744
 9/30/2004       $14,962              $15,283         $11,780          $14,753
10/31/2004       $15,094              $15,376         $11,842          $14,848
11/30/2004       $15,045              $15,233         $11,849          $14,801
12/31/2004       $15,133              $15,316         $11,805          $14,873
 1/31/2005       $15,220              $15,336         $11,830          $14,946
 2/28/2005       $15,148              $15,250         $11,898          $14,894
 3/31/2005       $15,122              $15,212         $11,991          $14,858
 4/30/2005       $15,256              $15,390         $12,072          $14,995
 5/31/2005       $15,364              $15,513         $12,060          $15,082
 6/30/2005       $15,403              $15,564         $12,066          $15,115
 7/31/2005       $15,349              $15,431         $12,122          $15,052
 8/31/2005       $15,458              $15,602         $12,184          $15,171
 9/30/2005       $15,403              $15,482         $12,333          $15,090
10/31/2005       $15,325              $15,417         $12,357          $15,013
11/30/2005       $15,364              $15,480         $12,258          $15,052
12/31/2005       $15,547              $15,574         $12,208          $15,213
 1/31/2006       $15,587              $15,573         $12,301          $15,245
 2/28/2006       $15,603              $15,576         $12,326          $15,271
 3/31/2006       $15,498              $15,528         $12,395          $15,176
 4/30/2006       $15,442              $15,542         $12,500          $15,125
 5/31/2006       $15,410              $15,547         $12,562          $15,082
 6/30/2006       $15,403              $15,575         $12,587          $15,079
 7/31/2006       $15,616              $15,738         $12,624          $15,271
 8/31/2006       $15,831              $15,915         $12,649          $15,482
 9/30/2006       $15,947              $16,030         $12,587          $15,582
10/31/2006       $16,042              $16,106         $12,519          $15,677
11/30/2006       $16,186              $16,235         $12,500          $15,814
12/31/2006       $16,165              $16,173         $12,519          $15,787
 1/31/2007       $16,159              $16,175         $12,557          $15,777
 2/28/2007       $16,356              $16,378         $12,624          $15,957
 3/31/2007       $16,376              $16,420         $12,739          $15,988
 4/30/2007       $16,446              $16,493         $12,822          $16,060
 5/31/2007       $16,364              $16,399         $12,900          $15,963
 6/30/2007       $16,256              $16,421         $12,925          $15,880
 7/31/2007       $16,405              $16,623         $12,922          $16,006
 8/31/2007       $16,581              $16,857         $12,898          $16,167
 9/30/2007       $16,705              $16,972         $12,934          $16,285

ENDNOTES

THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 9/30/07.

4. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/07.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Sources: Standard & Poor's Micropal; Lipper Inc. The LB U.S. Government:
Intermediate Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value weighted inclusive of accrued interest. The index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization. The Lipper GNMA Funds Classification Average is calculated by averaging the total return for all funds within the Lipper GNMA Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper GNMA Funds are defined as funds that invest primarily in GNMA securities. For the 12-month period ended 9/30/07, there were 59 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these or other factors had been considered. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


46 | Annual Report

Your Fund's Expenses

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 47

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                                 BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                             VALUE 4/1/07      VALUE 9/30/07   PERIOD* 4/1/07-9/30/07
-------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000           $1,019.50              $3.54
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000           $1,021.56              $3.55
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000           $1,016.90              $6.22
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000           $1,018.90              $6.23
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000           $1,016.90              $6.22
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000           $1,018.90              $6.23
-------------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000           $1,017.60              $5.46
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000           $1,019.65              $5.47
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000           $1,020.10              $2.94
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000           $1,022.16              $2.94
-------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.70%; B: 1.23%; C: 1.23%; R: 1.08%; and Advisor:
0.58%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


48 | Annual Report

Franklin Utilities Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Utilities Fund seeks both capital appreciation and current income by investing at least 80% of its net assets in public utility company securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Utilities Fund's annual report for the fiscal year ended September 30, 2007.

PERFORMANCE OVERVIEW

Franklin Utilities Fund - Class A posted a +20.32% cumulative total return for the 12 months under review. The Fund outperformed its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +16.44% for the same period.1 The Fund performed comparably with its narrow benchmark, the S&P 500 Utilities Index, which returned +21.15%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 53.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2007, the U.S. economy advanced at a moderate but uneven pace. Gross domestic product (GDP) grew an annualized 2.1% in the fourth quarter of 2006, but slowed to an annualized 0.6% rate in the first quarter of 2007 due in part to higher imports and lower spending for nondurable goods. In the second quarter, however, GDP growth advanced at an annualized 3.8% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures. GDP grew an estimated annualized 3.9% in the third quarter of 2007 despite a struggling housing market that became more fragile with the abrupt unraveling of the subprime mortgage market.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks for U.S. equity performance.

2. Source: Standard & Poor's Micropal. The S&P 500 Utilities Index is a market capitalization-weighted index that includes electric utility stocks in the S&P 500.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 105.


                                                              Annual Report | 49

PORTFOLIO BREAKDOWN

Franklin Utilities Fund
Based on Total Net Assets as of 9/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Electric Utilities                                   49.2%
Multi-Utilities                                      32.4%
Independent Power Producers & Energy Traders          6.1%
Oil, Gas & Consumable Fuels                           3.5%
Diversified Telecommunication Services                3.4%
Gas Utilities                                         2.4%
Water Utilities                                       1.9%
Short-Term Investments & Other Net Assets             1.1%

The unemployment rate increased from 4.6% at the beginning of the period to 4.7% in September 2007. 3 Although consumer confidence in July neared a six-year high, the pace of consumer spending slowed toward period-end as worries about the housing slump and high gasoline prices made individuals more cautious. After a welcome drop in energy costs during the latter half of 2006, oil prices established a new record high in September, crossing $80 per barrel in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. The core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.1% for the 12 months ended September 30, 2007, which was lower than its 2.2% 10-year average. 3

Liquidity and financing became difficult to obtain in some corporate credit markets, which dampened the outlook for economic growth. In response, the Federal Reserve Board (Fed) lowered the federal funds target rate 50 basis points to 4.75% from 5.25% in September, which marked the first interest rate reduction in four years. The 10-year Treasury note yield fell from 4.64% at the beginning of the period to 4.59% on September 30, 2007.

After stock market sell-offs in late February and mid-March, markets rebounded in the second quarter of 2007 amid generally strong first quarter corporate earnings reports. However, volatility picked up again in the second half of July and in August due to investor concerns about the housing market, lending environment and mixed second quarter earnings reports. The blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +21.69%, the broader S&P 500 returned +16.44%, and the technology-heavy NASDAQ Composite Index returned +20.52%. 4 Energy, materials and telecommunication stocks performed particularly well.

INVESTMENT STRATEGY

We search for the best return opportunities available in the global utilities arena with a specific focus on the U.S. electricity sector. Generally, we look for companies producing a high percentage of earnings from regulated utility franchise operations.

3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P
500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


50 | Annual Report

MANAGER'S DISCUSSION

Utility companies increased their capital spending as they searched for solutions to keep pace with the world's growing energy needs with greater efficiency and fewer emissions due to pressures from policymakers in the U.S. and abroad. In many regards, this has created growth opportunities for utilities sector companies.

During the Fund's fiscal year, the majority of the Fund's holdings generated positive returns and contributed to absolute Fund performance. The Fund's investment in Entergy, the second-largest nuclear generator in the U.S., was among the Fund's major contributors. Entergy's fleet of power plants produces energy at a low relative cost compared with other types of fuel companies. Recently, public opinion of nuclear energy has improved as environmental awareness and concerns about global warming have become mainstream. Nuclear energy is considered a viable environmentally friendly alternative to traditional fossil fuels because it does not produce any carbon dioxide emissions. Another notable holding that performed well and benefited from similar trends was Florida-based FPL Group, which in addition to its core utility franchise in south Florida is a significant wind developer in the U.S. Wind power has gained acceptance as a renewable energy source in recent years as many states have adopted minimum renewable portfolio standards for utility companies.

Despite the Fund's solid returns, the Fund had some detractors from performance. Underachievers during the period were primarily highly regulated companies. Natural gas distributor Spectra Energy, which was spun-off from Duke Energy in late 2006, was one example. Spectra's earnings are highly dependent upon fair treatment from regulators, which have been under pressure to reduce utility returns on capital to help offset inflationary costs from energy, pensions and other areas. Hawaiian Electric Industries and PNM Resources, both of which are highly regulated, also weighed on Fund returns during the review period.

Consistent with our investment strategy, we focused on opportunities within the utilities sector that we believe are best positioned to benefit from secular growth trends.

TOP 10 EQUITY HOLDINGS

Franklin Utilities Fund
9/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Entergy Corp.                                                             6.7%
   ELECTRIC UTILITIES
--------------------------------------------------------------------------------
Exelon Corp.                                                              5.8%
   ELECTRIC UTILITIES
--------------------------------------------------------------------------------
Edison International                                                      4.3%
   ELECTRIC UTILITIES
--------------------------------------------------------------------------------
FirstEnergy Corp.                                                         4.2%
   ELECTRIC UTILITIES
--------------------------------------------------------------------------------
PPL Corp.                                                                 3.8%
   ELECTRIC UTILITIES
--------------------------------------------------------------------------------
FPL Group Inc.                                                            3.6%
   ELECTRIC UTILITIES
--------------------------------------------------------------------------------
Dominion Resources Inc.                                                   3.5%
   MULTI-UTILITIES
--------------------------------------------------------------------------------
Public Services Enterprise Group Inc.                                     3.4%
   MULTI-UTILITIES
--------------------------------------------------------------------------------
PG&E Corp.                                                                3.4%
   MULTI-UTILITIES
--------------------------------------------------------------------------------
The Southern Co.                                                          3.2%
   ELECTRIC UTILITIES
--------------------------------------------------------------------------------


                                                              Annual Report | 51

Thank you for your continued participation in Franklin Utilities Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ John C. Kohli

                  John C. Kohli, CFA
                  Portfolio Manager
                  Franklin Utilities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


52 | Annual Report

Performance Summary as of 9/30/07

FRANKLIN UTILITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKUTX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$1.69          $14.58          $12.89
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.4027
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0923
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.3730
----------------------------------------------------------------------------------------------------
         TOTAL                              $0.8680
----------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FRUBX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$1.68          $14.56          $12.88
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.3305
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0923
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.3730
----------------------------------------------------------------------------------------------------
         TOTAL                              $0.7958
----------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRUSX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$1.68          $14.53          $12.85
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.3327
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0923
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.3730
----------------------------------------------------------------------------------------------------
         TOTAL                              $0.7980
----------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FRURX)                                      CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$1.68          $14.54          $12.86
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.3583
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0923
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.3730
----------------------------------------------------------------------------------------------------
         TOTAL                              $0.8236
----------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRUAX)                                CHANGE         9/30/07         9/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$1.69          $14.64          $12.95
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                             $0.4267
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0923
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.3730
----------------------------------------------------------------------------------------------------
         TOTAL                              $0.8920
----------------------------------------------------------------------------------------------------


                                                              Annual Report | 53

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------------------
CLASS A                                                      1-YEAR          5-YEAR              10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +20.32%        +131.72%             +169.19%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                +15.23%         +17.29%               +9.93%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                               $11,523         $22,196              $25,764
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                        1.95%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                2.64%
--------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6          0.76%
--------------------------------------------------------------------------------------------------------------
CLASS B                                                      1-YEAR          5-YEAR        INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +19.66%        +125.93%             +109.15%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                +15.66%         +17.50%               +8.80%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                               $11,566         $22,393              $20,915
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                        1.54%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                2.26%
--------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6          1.26%
--------------------------------------------------------------------------------------------------------------
CLASS C                                                      1-YEAR         5-YEAR               10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +19.72%        +125.92%             +156.18%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                +18.72%         +17.70%               +9.86%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                               $11,872         $22,592              $25,618
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                        1.57%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                2.26%
--------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6          1.25%
--------------------------------------------------------------------------------------------------------------
CLASS R                                                      1-YEAR         5-YEAR         INCEPTION (1/1/02)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +19.92%        +127.67%              +91.23%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                +19.92%         +17.89%              +11.95%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                               $11,992         $22,767              $19,123
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                        1.76%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                2.41%
--------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6          1.11%
--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                                1-YEAR         5-YEAR               10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                    +20.43%        +133.28%             +173.71%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                +20.43%         +18.46%              +10.59%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                               $12,043         $23,328              $27,371
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                        2.16%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                2.90%
--------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6          0.61%
--------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


54 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

CLASS A (10/1/97-9/30/07)

             Franklin                 S&P 500
             Utilities               Utilities
   Date        Fund      S&P 500 7    Index 7
----------   ---------   ---------   ---------
 10/1/1997    $ 9,571     $10,000     $10,000
10/31/1997    $ 9,619     $ 9,666     $10,095
11/30/1997    $10,257     $10,113     $10,854
12/31/1997    $11,009     $10,287     $11,677
 1/31/1998    $10,583     $10,401     $11,203
 2/28/1998    $10,752     $11,151     $11,582
 3/31/1998    $11,423     $11,722     $12,336
 4/30/1998    $11,013     $11,840     $12,051
 5/31/1998    $10,873     $11,637     $12,007
 6/30/1998    $11,134     $12,109     $12,466
 7/31/1998    $10,729     $11,980     $11,836
 8/31/1998    $11,094     $10,248     $12,113
 9/30/1998    $11,649     $10,905     $13,072
10/31/1998    $11,433     $11,792     $12,821
11/30/1998    $11,556     $12,506     $13,011
12/31/1998    $11,842     $13,227     $13,409
 1/31/1999    $11,212     $13,780     $12,822
 2/28/1999    $10,677     $13,352     $12,333
 3/31/1999    $10,495     $13,886     $12,138
 4/30/1999    $11,155     $14,424     $13,177
 5/31/1999    $11,665     $14,083     $14,009
 6/30/1999    $11,250     $14,865     $13,518
 7/31/1999    $11,086     $14,401     $13,352
 8/31/1999    $11,064     $14,329     $13,489
 9/30/1999    $10,654     $13,937     $12,841
10/31/1999    $10,842     $14,819     $13,026
11/30/1999    $10,209     $15,120     $12,059
12/31/1999    $10,065     $16,010     $12,177
 1/31/2000    $10,640     $15,206     $13,499
 2/29/2000    $9,855      $14,918     $12,666
 3/31/2000    $10,190     $16,377     $13,088
 4/30/2000    $10,795     $15,885     $14,107
 5/31/2000    $10,938     $15,559     $14,724
 6/30/2000    $10,447     $15,942     $13,847
 7/31/2000    $10,880     $15,693     $14,829
 8/31/2000    $12,034     $16,668     $16,858
 9/30/2000    $13,239     $15,788     $18,407
10/31/2000    $13,178     $15,721     $17,698
11/30/2000    $13,652     $14,482     $17,495
12/31/2000    $14,254     $14,553     $19,142
 1/31/2001    $12,791     $15,069     $17,282
 2/28/2001    $13,541     $13,695     $17,910
 3/31/2001    $13,717     $12,827     $17,790
 4/30/2001    $14,288     $13,824     $18,825
 5/31/2001    $14,363     $13,917     $18,224
 6/30/2001    $13,639     $13,578     $16,772
 7/31/2001    $13,162     $13,444     $15,999
 8/31/2001    $13,338     $12,603     $15,564
 9/30/2001    $12,705     $11,585     $13,762
10/31/2001    $12,718     $11,806     $13,713
11/30/2001    $12,604     $12,712     $12,976
12/31/2001    $13,101     $12,823     $13,315
 1/31/2002    $12,940     $12,636     $12,548
 2/28/2002    $12,900     $12,392     $12,272
 3/31/2002    $13,636     $12,858     $13,765
 4/30/2002    $13,541     $12,079     $13,509
 5/31/2002    $13,214     $11,990     $12,310
 6/30/2002    $12,627     $11,136     $11,436
 7/31/2002    $11,538     $10,268     $ 9,837
 8/31/2002    $11,992     $10,335     $10,207
 9/30/2002    $11,119     $ 9,212     $ 8,888
10/31/2002    $11,119     $10,023     $ 8,727
11/30/2002    $11,342     $10,612     $ 8,957
12/31/2002    $11,729     $ 9,989     $ 9,322
 1/31/2003    $11,247     $ 9,727     $ 9,036
 2/28/2003    $10,935     $ 9,581     $ 8,608
 3/31/2003    $11,325     $ 9,674     $ 9,029
 4/30/2003    $11,943     $10,471     $ 9,811
 5/31/2003    $12,993     $11,023     $10,834
 6/30/2003    $13,037     $11,164     $10,957
 7/31/2003    $12,441     $11,360     $10,242
 8/31/2003    $12,455     $11,582     $10,437
 9/30/2003    $12,940     $11,459     $10,903
10/31/2003    $13,175     $12,107     $11,018
11/30/2003    $13,308     $12,214     $11,029
12/31/2003    $13,992     $12,854     $11,769
 1/31/2004    $14,230     $13,090     $12,019
 2/29/2004    $14,602     $13,272     $12,254
 3/31/2004    $14,707     $13,072     $12,376
 4/30/2004    $14,272     $12,867     $11,920
 5/31/2004    $14,437     $13,043     $12,030
 6/30/2004    $14,666     $13,297     $12,216
 7/31/2004    $14,818     $12,857     $12,417
 8/31/2004    $15,410     $12,909     $12,927
 9/30/2004    $15,580     $13,049     $13,038
10/31/2004    $16,224     $13,248     $13,674
11/30/2004    $16,684     $13,784     $14,251
12/31/2004    $17,230     $14,253     $14,627
 1/31/2005    $17,386     $13,906     $14,926
 2/28/2005    $17,526     $14,198     $15,248
 3/31/2005    $17,573     $13,947     $15,420
 4/30/2005    $17,965     $13,682     $15,902
 5/31/2005    $18,294     $14,118     $15,928
 6/30/2005    $19,101     $14,138     $16,856
 7/31/2005    $19,401     $14,664     $17,234
 8/31/2005    $19,575     $14,530     $17,387
 9/30/2005    $20,069     $14,647     $18,081
10/31/2005    $18,922     $14,403     $16,937
11/30/2005    $18,969     $14,948     $16,902
12/31/2005    $19,082     $14,953     $17,090
 1/31/2006    $19,584     $15,349     $17,510
 2/28/2006    $19,909     $15,391     $17,705
 3/31/2006    $19,273     $15,582     $16,893
 4/30/2006    $19,485     $15,792     $17,161
 5/31/2006    $19,714     $15,337     $17,434
 6/30/2006    $20,143     $15,358     $17,854
 7/31/2006    $21,049     $15,453     $18,731
 8/31/2006    $21,593     $15,820     $19,263
 9/30/2006    $21,412     $16,228     $18,944
10/31/2006    $22,525     $16,757     $19,968
11/30/2006    $23,290     $17,075     $20,445
12/31/2006    $23,640     $17,315     $20,677
 1/31/2007    $23,605     $17,577     $20,617
 2/28/2007    $24,488     $17,233     $21,707
 3/31/2007    $25,483     $17,426     $22,598
 4/30/2007    $26,284     $18,198     $23,549
 5/31/2007    $26,511     $18,833     $23,712
 6/30/2007    $25,250     $18,520     $22,511
 7/31/2007    $24,337     $17,946     $21,668
 8/31/2007    $24,917     $18,215     $22,164
 9/30/2007    $25,764     $18,896     $22,951

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS A                     9/30/07
-----------------------------------
1-Year                      +15.23%
-----------------------------------
5-Year                      +17.29%
-----------------------------------
10-Year                      +9.93%
-----------------------------------

CLASS B (1/1/99-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Franklin                 S&P 500
             Utilities               Utilities
   Date        Fund      S&P 500 7    Index 7
----------   ---------   ---------   ---------
 1/1/1999     $10,000     $10,000     $10,000
 1/31/1999    $ 9,468     $10,418     $ 9,562
 2/28/1999    $ 9,016     $10,094     $ 9,198
 3/31/1999    $ 8,859     $10,498     $ 9,052
 4/30/1999    $ 9,416     $10,905     $ 9,827
 5/31/1999    $ 9,845     $10,647     $10,448
 6/30/1999    $ 9,487     $11,238     $10,081
 7/31/1999    $ 9,339     $10,887     $ 9,958
 8/31/1999    $ 9,321     $10,833     $10,060
 9/30/1999    $ 8,964     $10,536     $ 9,576
10/31/1999    $ 9,133     $11,203     $ 9,714
11/30/1999    $ 8,600     $11,431     $ 8,993
12/31/1999    $ 8,479     $12,104     $ 9,082
 1/31/2000    $ 8,961     $11,496     $10,067
 2/29/2000    $ 8,282     $11,278     $ 9,446
 3/31/2000    $ 8,572     $12,382     $ 9,760
 4/30/2000    $ 9,071     $12,009     $10,520
 5/31/2000    $ 9,190     $11,763     $10,981
 6/30/2000    $ 8,768     $12,053     $10,327
 7/31/2000    $ 9,131     $11,864     $11,059
 8/31/2000    $10,088     $12,601     $12,573
 9/30/2000    $11,097     $11,936     $13,727
10/31/2000    $11,035     $11,886     $13,199
11/30/2000    $11,433     $10,949     $13,047
12/31/2000    $11,932     $11,002     $14,276
 1/31/2001    $10,708     $11,392     $12,888
 2/28/2001    $11,325     $10,354     $13,357
 3/31/2001    $11,468     $9,698      $13,267
 4/30/2001    $11,936     $10,451     $14,039
 5/31/2001    $11,998     $10,521     $13,591
 6/30/2001    $11,390     $10,265     $12,508
 7/31/2001    $10,982     $10,164     $11,932
 8/31/2001    $11,128     $ 9,528     $11,607
 9/30/2001    $10,588     $ 8,759     $10,263
10/31/2001    $10,599     $ 8,926     $10,227
11/30/2001    $10,504     $ 9,610     $ 9,677
12/31/2001    $10,916     $ 9,694     $ 9,930
 1/31/2002    $10,770     $ 9,553     $ 9,358
 2/28/2002    $10,737     $ 9,369     $ 9,152
 3/31/2002    $11,336     $ 9,721     $10,266
 4/30/2002    $11,257     $ 9,132     $10,075
 5/31/2002    $10,985     $ 9,064     $ 9,181
 6/30/2002    $10,498     $ 8,419     $ 8,529
 7/31/2002    $ 9,570     $ 7,763     $ 7,336
 8/31/2002    $ 9,948     $ 7,813     $ 7,612
 9/30/2002    $ 9,225     $ 6,964     $ 6,629
10/31/2002    $ 9,225     $ 7,577     $ 6,508
11/30/2002    $ 9,410     $ 8,023     $ 6,680
12/31/2002    $ 9,719     $ 7,552     $ 6,952
 1/31/2003    $ 9,320     $ 7,354     $ 6,739
 2/28/2003    $ 9,062     $ 7,244     $ 6,420
 3/31/2003    $ 9,375     $ 7,314     $ 6,734
 4/30/2003    $ 9,875     $ 7,917     $ 7,317
 5/31/2003    $10,743     $ 8,334     $ 8,080
 6/30/2003    $10,782     $ 8,440     $ 8,172
 7/31/2003    $10,289     $ 8,589     $ 7,638
 8/31/2003    $10,289     $ 8,756     $ 7,784
 9/30/2003    $10,690     $ 8,663     $ 8,131
10/31/2003    $10,873     $ 9,153     $ 8,217
11/30/2003    $10,982     $ 9,234     $ 8,225
12/31/2003    $11,533     $ 9,718     $ 8,777
 1/31/2004    $11,730     $ 9,897     $ 8,963
 2/29/2004    $12,036     $10,034     $ 9,139
 3/31/2004    $12,122     $ 9,883     $ 9,230
 4/30/2004    $11,750     $ 9,728     $ 8,890
 5/31/2004    $11,874     $ 9,861     $ 8,972
 6/30/2004    $12,061     $10,053     $ 9,111
 7/31/2004    $12,186     $ 9,720     $ 9,261
 8/31/2004    $12,674     $ 9,759     $ 9,641
 9/30/2004    $12,798     $ 9,865     $ 9,724
10/31/2004    $13,327     $10,016     $10,198
11/30/2004    $13,693     $10,421     $10,628
12/31/2004    $14,146     $10,776     $10,908
 1/31/2005    $14,261     $10,513     $11,131
 2/28/2005    $14,375     $10,734     $11,371
 3/31/2005    $14,408     $10,544     $11,500
 4/30/2005    $14,716     $10,344     $11,860
 5/31/2005    $14,973     $10,673     $11,879
 6/30/2005    $15,635     $10,689     $12,571
 7/31/2005    $15,881     $11,086     $12,853
 8/31/2005    $16,010     $10,985     $12,967
 9/30/2005    $16,395     $11,074     $13,484
10/31/2005    $15,469     $10,889     $12,631
11/30/2005    $15,495     $11,301     $12,605
12/31/2005    $15,580     $11,305     $12,746
 1/31/2006    $15,991     $11,604     $13,059
 2/28/2006    $16,243     $11,636     $13,204
 3/31/2006    $15,717     $11,781     $12,598
 4/30/2006    $15,890     $11,939     $12,798
 5/31/2006    $16,063     $11,595     $13,002
 6/30/2006    $16,393     $11,611     $13,315
 7/31/2006    $17,132     $11,683     $13,969
 8/31/2006    $17,575     $11,961     $14,366
 9/30/2006    $17,419     $12,269     $14,128
10/31/2006    $18,312     $12,669     $14,892
11/30/2006    $18,934     $12,909     $15,247
12/31/2006    $19,195     $13,091     $15,421
 1/31/2007    $19,166     $13,289     $15,375
 2/28/2007    $19,883     $13,029     $16,188
 3/31/2007    $20,690     $13,174     $16,853
 4/30/2007    $21,342     $13,758     $17,562
 5/31/2007    $21,526     $14,238     $17,684
 6/30/2007    $20,501     $14,001     $16,789
 7/31/2007    $19,761     $13,567     $16,159
 8/31/2007    $20,231     $13,771     $16,529
 9/30/2007    $20,915     $14,286     $17,116

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS B                     9/30/07
-----------------------------------
1-Year                      +15.66%
-----------------------------------
5-Year                      +17.50%
-----------------------------------
Since Inception (1/1/99)     +8.80%
-----------------------------------


                                                              Annual Report | 55

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS C                     9/30/07
-----------------------------------
1-Year                      +18.72%
-----------------------------------
5-Year                      +17.70%
-----------------------------------
10-Year                      +9.86%
-----------------------------------

CLASS C (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Franklin                 S&P 500
             Utilities               Utilities
   Date        Fund      S&P 500 7    Index 7
----------   ---------   ---------   ---------
 10/1/1997    $10,000     $10,000     $10,000
10/31/1997    $10,050     $ 9,666     $10,095
11/30/1997    $10,709     $10,113     $10,854
12/31/1997    $11,492     $10,287     $11,677
 1/31/1998    $11,048     $10,401     $11,203
 2/28/1998    $11,213     $11,151     $11,582
 3/31/1998    $11,909     $11,722     $12,336
 4/30/1998    $11,480     $11,840     $12,051
 5/31/1998    $11,324     $11,637     $12,007
 6/30/1998    $11,592     $12,109     $12,466
 7/31/1998    $11,170     $11,980     $11,836
 8/31/1998    $11,540     $10,248     $12,113
 9/30/1998    $12,124     $10,905     $13,072
10/31/1998    $11,889     $11,792     $12,821
11/30/1998    $12,007     $12,506     $13,011
12/31/1998    $12,301     $13,227     $13,409
 1/31/1999    $11,645     $13,780     $12,822
 2/28/1999    $11,090     $13,352     $12,333
 3/31/1999    $10,898     $13,886     $12,138
 4/30/1999    $11,573     $14,424     $13,177
 5/31/1999    $12,102     $14,083     $14,009
 6/30/1999    $11,659     $14,865     $13,518
 7/31/1999    $11,477     $14,401     $13,352
 8/31/1999    $11,454     $14,329     $13,489
 9/30/1999    $11,025     $13,937     $12,841
10/31/1999    $11,221     $14,819     $13,026
11/30/1999    $10,553     $15,120     $12,059
12/31/1999    $10,401     $16,010     $12,177
 1/31/2000    $10,995     $15,206     $13,499
 2/29/2000    $10,170     $14,918     $12,666
 3/31/2000    $10,527     $16,377     $13,088
 4/30/2000    $11,140     $15,885     $14,107
 5/31/2000    $11,287     $15,559     $14,724
 6/30/2000    $10,767     $15,942     $13,847
 7/31/2000    $11,214     $15,693     $14,829
 8/31/2000    $12,392     $16,668     $16,858
 9/30/2000    $13,633     $15,788     $18,407
10/31/2000    $13,558     $15,721     $17,698
11/30/2000    $14,046     $14,482     $17,495
12/31/2000    $14,660     $14,553     $19,142
 1/31/2001    $13,153     $15,069     $17,282
 2/28/2001    $13,913     $13,695     $17,910
 3/31/2001    $14,090     $12,827     $17,790
 4/30/2001    $14,665     $13,824     $18,825
 5/31/2001    $14,741     $13,917     $18,224
 6/30/2001    $13,993     $13,578     $16,772
 7/31/2001    $13,490     $13,444     $15,999
 8/31/2001    $13,671     $12,603     $15,564
 9/30/2001    $13,019     $11,585     $13,762
10/31/2001    $13,032     $11,806     $13,713
11/30/2001    $12,902     $12,712     $12,976
12/31/2001    $13,409     $12,823     $13,315
 1/31/2002    $13,243     $12,636     $12,548
 2/28/2002    $13,202     $12,392     $12,272
 3/31/2002    $13,939     $12,858     $13,765
 4/30/2002    $13,828     $12,079     $13,509
 5/31/2002    $13,493     $11,990     $12,310
 6/30/2002    $12,893     $11,136     $11,436
 7/31/2002    $11,766     $10,268     $ 9,837
 8/31/2002    $12,231     $10,335     $10,207
 9/30/2002    $11,340     $ 9,212     $ 8,888
10/31/2002    $11,325     $10,023     $ 8,727
11/30/2002    $11,568     $10,612     $ 8,957
12/31/2002    $11,949     $ 9,989     $ 9,322
 1/31/2003    $11,457     $ 9,727     $ 9,036
 2/28/2003    $11,139     $ 9,581     $ 8,608
 3/31/2003    $11,526     $ 9,674     $ 9,029
 4/30/2003    $12,142     $10,471     $ 9,811
 5/31/2003    $13,211     $11,023     $10,834
 6/30/2003    $13,245     $11,164     $10,957
 7/31/2003    $12,638     $11,360     $10,242
 8/31/2003    $12,653     $11,582     $10,437
 9/30/2003    $13,129     $11,459     $10,903
10/31/2003    $13,354     $12,107     $11,018
11/30/2003    $13,503     $12,214     $11,029
12/31/2003    $14,167     $12,854     $11,769
 1/31/2004    $14,409     $13,090     $12,019
 2/29/2004    $14,786     $13,272     $12,254
 3/31/2004    $14,892     $13,072     $12,376
 4/30/2004    $14,450     $12,867     $11,920
 5/31/2004    $14,587     $13,043     $12,030
 6/30/2004    $14,817     $13,297     $12,216
 7/31/2004    $14,971     $12,857     $12,417
 8/31/2004    $15,571     $12,909     $12,927
 9/30/2004    $15,724     $13,049     $13,038
10/31/2004    $16,376     $13,248     $13,674
11/30/2004    $16,826     $13,784     $14,251
12/31/2004    $17,383     $14,253     $14,627
 1/31/2005    $17,525     $13,906     $14,926
 2/28/2005    $17,666     $14,198     $15,248
 3/31/2005    $17,705     $13,947     $15,420
 4/30/2005    $18,085     $13,682     $15,902
 5/31/2005    $18,402     $14,118     $15,928
 6/30/2005    $19,216     $14,138     $16,856
 7/31/2005    $19,503     $14,664     $17,234
 8/31/2005    $19,678     $14,530     $17,387
 9/30/2005    $20,152     $14,647     $18,081
10/31/2005    $18,996     $14,403     $16,937
11/30/2005    $19,044     $14,948     $16,902
12/31/2005    $19,150     $14,953     $17,090
 1/31/2006    $19,640     $15,349     $17,510
 2/28/2006    $19,966     $15,391     $17,705
 3/31/2006    $19,318     $15,582     $16,893
 4/30/2006    $19,532     $15,792     $17,161
 5/31/2006    $19,729     $15,337     $17,434
 6/30/2006    $20,153     $15,358     $17,854
 7/31/2006    $21,063     $15,453     $18,731
 8/31/2006    $21,592     $15,820     $19,263
 9/30/2006    $21,400     $16,228     $18,944
10/31/2006    $22,499     $16,757     $19,968
11/30/2006    $23,265     $17,075     $20,445
12/31/2006    $23,587     $17,315     $20,677
 1/31/2007    $23,553     $17,577     $20,617
 2/28/2007    $24,437     $17,233     $21,707
 3/31/2007    $25,403     $17,426     $22,598
 4/30/2007    $26,205     $18,198     $23,549
 5/31/2007    $26,414     $18,833     $23,712
 6/30/2007    $25,156     $18,520     $22,511
 7/31/2007    $24,227     $17,946     $21,668
 8/31/2007    $24,805     $18,215     $22,164
 9/30/2007    $25,618     $18,896     $22,951

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS R                     9/30/07
-----------------------------------
1-Year                      +19.92%
-----------------------------------
5-Year                      +17.89%
-----------------------------------
Since Inception (1/1/02)    +11.95%
-----------------------------------

CLASS R (1/1/02-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Franklin                 S&P 500
             Utilities               Utilities
   Date        Fund      S&P 500 7    Index 7
----------   ---------   ---------   ---------
  1/1/2002    $10,000     $10,000     $10,000
 1/31/2002    $ 9,796     $ 9,854     $ 9,424
 2/28/2002    $ 9,766     $ 9,664     $ 9,216
 3/31/2002    $10,304     $10,027     $10,338
 4/30/2002    $10,231     $ 9,420     $10,146
 5/31/2002    $ 9,984     $ 9,350     $ 9,245
 6/30/2002    $ 9,543     $ 8,684     $ 8,589
 7/31/2002    $ 8,720     $ 8,007     $ 7,388
 8/31/2002    $ 9,053     $ 8,060     $ 7,666
 9/30/2002    $ 8,399     $ 7,184     $ 6,675
10/31/2002    $ 8,399     $ 7,816     $ 6,554
11/30/2002    $ 8,568     $ 8,276     $ 6,727
12/31/2002    $ 8,852     $ 7,790     $ 7,001
 1/31/2003    $ 8,489     $ 7,586     $ 6,786
 2/28/2003    $ 8,254     $ 7,472     $ 6,465
 3/31/2003    $ 8,546     $ 7,545     $ 6,781
 4/30/2003    $ 9,001     $ 8,166     $ 7,368
 5/31/2003    $ 9,794     $ 8,596     $ 8,137
 6/30/2003    $ 9,819     $ 8,706     $ 8,229
 7/31/2003    $ 9,369     $ 8,859     $ 7,692
 8/31/2003    $ 9,380     $ 9,032     $ 7,839
 9/30/2003    $ 9,739     $ 8,936     $ 8,188
10/31/2003    $ 9,917     $ 9,442     $ 8,275
11/30/2003    $10,017     $ 9,525     $ 8,283
12/31/2003    $10,524     $10,024     $ 8,839
 1/31/2004    $10,692     $10,208     $ 9,026
 2/29/2004    $10,971     $10,350     $ 9,203
 3/31/2004    $11,053     $10,194     $ 9,295
 4/30/2004    $10,725     $10,034     $ 8,952
 5/31/2004    $10,838     $10,172     $ 9,035
 6/30/2004    $11,013     $10,370     $ 9,175
 7/31/2004    $11,127     $10,026     $ 9,326
 8/31/2004    $11,572     $10,067     $ 9,708
 9/30/2004    $11,690     $10,176     $ 9,792
10/31/2004    $12,174     $10,332     $10,270
11/30/2004    $12,508     $10,750     $10,703
12/31/2004    $12,922     $11,115     $10,985
 1/31/2005    $13,028     $10,844     $11,209
 2/28/2005    $13,133     $11,073     $11,451
 3/31/2005    $13,163     $10,877     $11,581
 4/30/2005    $13,458     $10,670     $11,943
 5/31/2005    $13,693     $11,010     $11,962
 6/30/2005    $14,300     $11,025     $12,659
 7/31/2005    $14,513     $11,435     $12,943
 8/31/2005    $14,644     $11,331     $13,058
 9/30/2005    $15,003     $11,423     $13,579
10/31/2005    $14,144     $11,232     $12,720
11/30/2005    $14,168     $11,657     $12,694
12/31/2005    $14,254     $11,661     $12,835
 1/31/2006    $14,618     $11,970     $13,150
 2/28/2006    $14,861     $12,003     $13,297
 3/31/2006    $14,387     $12,152     $12,687
 4/30/2006    $14,545     $12,315     $12,888
 5/31/2006    $14,704     $11,961     $13,093
 6/30/2006    $15,012     $11,977     $13,408
 7/31/2006    $15,690     $12,051     $14,067
 8/31/2006    $16,084     $12,338     $14,467
 9/30/2006    $15,947     $12,655     $14,227
10/31/2006    $16,778     $13,068     $14,996
11/30/2006    $17,348     $13,316     $15,355
12/31/2006    $17,584     $13,503     $15,529
 1/31/2007    $17,559     $13,707     $15,483
 2/28/2007    $18,217     $13,439     $16,302
 3/31/2007    $18,944     $13,590     $16,971
 4/30/2007    $19,541     $14,192     $17,685
 5/31/2007    $19,698     $14,687     $17,808
 6/30/2007    $18,754     $14,443     $16,906
 7/31/2007    $18,074     $13,995     $16,273
 8/31/2007    $18,506     $14,205     $16,645
 9/30/2007    $19,123     $14,736     $17,236


56 | Annual Report

ADVISOR CLASS (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Franklin                 S&P 500
             Utilities               Utilities
   Date        Fund      S&P 500 7    Index 7
----------   ---------   ---------   ---------
 10/1/1997    $10,000     $10,000     $10,000
10/31/1997    $10,040     $ 9,666     $10,095
11/30/1997    $10,707     $10,113     $10,854
12/31/1997    $11,506     $10,287     $11,677
 1/31/1998    $11,062     $10,401     $11,203
 2/28/1998    $11,237     $11,151     $11,582
 3/31/1998    $11,943     $11,722     $12,336
 4/30/1998    $11,525     $11,840     $12,051
 5/31/1998    $11,368     $11,637     $12,007
 6/30/1998    $11,645     $12,109     $12,466
 7/31/1998    $11,221     $11,980     $11,836
 8/31/1998    $11,592     $10,248     $12,113
 9/30/1998    $12,220     $10,905     $13,072
10/31/1998    $11,995     $11,792     $12,821
11/30/1998    $12,123     $12,506     $13,011
12/31/1998    $12,416     $13,227     $13,409
 1/31/1999    $11,767     $13,780     $12,822
 2/28/1999    $11,208     $13,352     $12,333
 3/31/1999    $11,021     $13,886     $12,138
 4/30/1999    $11,712     $14,424     $13,177
 5/31/1999    $12,245     $14,083     $14,009
 6/30/1999    $11,816     $14,865     $13,518
 7/31/1999    $11,632     $14,401     $13,352
 8/31/1999    $11,621     $14,329     $13,489
 9/30/1999    $11,183     $13,937     $12,841
10/31/1999    $11,393     $14,819     $13,026
11/30/1999    $10,718     $15,120     $12,059
12/31/1999    $10,583     $16,010     $12,177
 1/31/2000    $11,185     $15,206     $13,499
 2/29/2000    $10,350     $14,918     $12,666
 3/31/2000    $10,717     $16,377     $13,088
 4/30/2000    $11,352     $15,885     $14,107
 5/31/2000    $11,502     $15,559     $14,724
 6/30/2000    $10,978     $15,942     $13,847
 7/31/2000    $11,444     $15,693     $14,829
 8/31/2000    $12,654     $16,668     $16,858
 9/30/2000    $13,923     $15,788     $18,407
10/31/2000    $13,859     $15,721     $17,698
11/30/2000    $14,369     $14,482     $17,495
12/31/2000    $14,992     $14,553     $19,142
 1/31/2001    $13,457     $15,069     $17,282
 2/28/2001    $14,244     $13,695     $17,910
 3/31/2001    $14,433     $12,827     $17,790
 4/30/2001    $15,033     $13,824     $18,825
 5/31/2001    $15,124     $13,917     $18,224
 6/30/2001    $14,357     $13,578     $16,772
 7/31/2001    $13,856     $13,444     $15,999
 8/31/2001    $14,041     $12,603     $15,564
 9/30/2001    $13,382     $11,585     $13,762
10/31/2001    $13,395     $11,806     $13,713
11/30/2001    $13,275     $12,712     $12,976
12/31/2001    $13,803     $12,823     $13,315
 1/31/2002    $13,633     $12,636     $12,548
 2/28/2002    $13,605     $12,392     $12,272
 3/31/2002    $14,369     $12,858     $13,765
 4/30/2002    $14,269     $12,079     $13,509
 5/31/2002    $13,940     $11,990     $12,310
 6/30/2002    $13,313     $11,136     $11,436
 7/31/2002    $12,155     $10,268     $ 9,837
 8/31/2002    $12,647     $10,335     $10,207
 9/30/2002    $11,733     $ 9,212     $ 8,888
10/31/2002    $11,733     $10,023     $ 8,727
11/30/2002    $11,983     $10,612     $ 8,957
12/31/2002    $12,379     $ 9,989     $ 9,322
 1/31/2003    $11,872     $ 9,727     $ 9,036
 2/28/2003    $11,544     $ 9,581     $ 8,608
 3/31/2003    $11,959     $ 9,674     $ 9,029
 4/30/2003    $12,609     $10,471     $ 9,811
 5/31/2003    $13,728     $11,023     $10,834
 6/30/2003    $13,778     $11,164     $10,957
 7/31/2003    $13,151     $11,360     $10,242
 8/31/2003    $13,166     $11,582     $10,437
 9/30/2003    $13,682     $11,459     $10,903
10/31/2003    $13,914     $12,107     $11,018
11/30/2003    $14,069     $12,214     $11,029
12/31/2003    $14,779     $12,854     $11,769
 1/31/2004    $15,029     $13,090     $12,019
 2/29/2004    $15,436     $13,272     $12,254
 3/31/2004    $15,553     $13,072     $12,376
 4/30/2004    $15,094     $12,867     $11,920
 5/31/2004    $15,252     $13,043     $12,030
 6/30/2004    $15,499     $13,297     $12,216
 7/31/2004    $15,675     $12,857     $12,417
 8/31/2004    $16,299     $12,909     $12,927
 9/30/2004    $16,484     $13,049     $13,038
10/31/2004    $17,162     $13,248     $13,674
11/30/2004    $17,647     $13,784     $14,251
12/31/2004    $18,236     $14,253     $14,627
 1/31/2005    $18,399     $13,906     $14,926
 2/28/2005    $18,563     $14,198     $15,248
 3/31/2005    $18,604     $13,947     $15,420
 4/30/2005    $19,034     $13,682     $15,902
 5/31/2005    $19,365     $14,118     $15,928
 6/30/2005    $20,239     $14,138     $16,856
 7/31/2005    $20,556     $14,664     $17,234
 8/31/2005    $20,740     $14,530     $17,387
 9/30/2005    $21,264     $14,647     $18,081
10/31/2005    $20,053     $14,403     $16,937
11/30/2005    $20,104     $14,948     $16,902
12/31/2005    $20,230     $14,953     $17,090
 1/31/2006    $20,761     $15,349     $17,510
 2/28/2006    $21,103     $15,391     $17,705
 3/31/2006    $20,439     $15,582     $16,893
 4/30/2006    $20,664     $15,792     $17,161
 5/31/2006    $20,905     $15,337     $17,434
 6/30/2006    $21,366     $15,358     $17,854
 7/31/2006    $22,324     $15,453     $18,731
 8/31/2006    $22,916     $15,820     $19,263
 9/30/2006    $22,727     $16,228     $18,944
10/31/2006    $23,903     $16,757     $19,968
11/30/2006    $24,728     $17,075     $20,445
12/31/2006    $25,079     $17,315     $20,677
 1/31/2007    $25,061     $17,577     $20,617
 2/28/2007    $25,994     $17,233     $21,707
 3/31/2007    $27,054     $17,426     $22,598
 4/30/2007    $27,921     $18,198     $23,549
 5/31/2007    $28,142     $18,833     $23,712
 6/30/2007    $26,818     $18,520     $22,511
 7/31/2007    $25,853     $17,946     $21,668
 8/31/2007    $26,484     $18,215     $22,164
 9/30/2007    $27,371     $18,896     $22,951

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS               9/30/07
-----------------------------------
1-Year                      +20.43%
-----------------------------------
5-Year                      +18.46%
-----------------------------------
10-Year                     +10.59%
-----------------------------------

ENDNOTES

IN ADDITION TO SENSITIVITY TO OTHER FACTORS, SECURITIES ISSUED BY UTILITY COMPANIES HAVE BEEN HISTORICALLY SENSITIVE TO INTEREST RATE CHANGES. WHEN INTEREST RATES FALL, UTILITY SECURITIES' PRICES, AND THUS A UTILITIES FUND'S SHARE PRICE, TEND TO RISE; WHEN INTEREST RATES RISE, THEIR PRICES GENERALLY FALL. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Distribution rate is based on an annualization of the respective class's current quarterly dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 9/30/07.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/07.

6. Figures are as stated as of the Fund's prospectus current as of the date of this report.

7. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The S&P 500 Utilities Index is a market capitalization-weighted index consisting of all utility stocks in the S&P 500 Index.


                                                              Annual Report | 57

Your Fund's Expenses

FRANKLIN UTILITIES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


58 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                         VALUE 4/1/07      VALUE 9/30/07   PERIOD* 4/1/07-9/30/07
--------------------------------------------------------------------------------------------------------
Actual                                            $ 1,000          $ 1,011.00             $ 3.73
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000          $ 1,021.36             $ 3.75
--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                            $ 1,000          $ 1,008.50             $ 6.24
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000          $ 1,018.85             $ 6.28
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                            $ 1,000          $ 1,008.60             $ 6.24
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000          $ 1,018.85             $ 6.28
--------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------
Actual                                            $ 1,000          $ 1,009.50             $ 5.49
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000          $ 1,019.60             $ 5.52
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                            $ 1,000          $ 1,011.70             $ 2.98
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000          $ 1,022.11             $ 2.99
--------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.74%; B: 1.24%; C: 1.24%; R: 1.09%; and
      Advisor: 0.59%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 59

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS

FRANKLIN DYNATECH FUND

                                                                   ----------------------------------------------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
CLASS A                                                               2007          2006         2005         2004         2003
                                                                   ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................   $   25.80     $   24.98    $   22.01    $   20.17    $   15.37
                                                                   ----------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ..............................       (0.08)        (0.05)       (0.01)       (0.09)       (0.06)
   Net realized and unrealized gains (losses) ..................        6.61          0.87         2.98         1.93         4.86
                                                                   ----------------------------------------------------------------
Total from investment operations ...............................        6.53          0.82         2.97         1.84         4.80
                                                                   ----------------------------------------------------------------
Redemption fees ................................................          -- d          -- d         -- d         -- d         --
                                                                   ----------------------------------------------------------------
Net asset value, end of year ...................................   $   32.33     $   25.80    $   24.98    $   22.01    $   20.17
                                                                   ================================================================

Total return c .................................................       25.31%         3.28%       13.49%        9.12%       31.23%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................................        0.99% e       0.97% e      1.00% e      0.97% e      1.04%
Net investment income (loss) ...................................       (0.30)%       (0.20)%      (0.02)%      (0.41)%      (0.40)%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................   $ 553,347     $ 590,633    $ 628,732    $ 640,120    $ 558,687
Portfolio turnover rate ........................................       18.03%        18.61%       17.26%       14.93%       13.68%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


60 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN DYNATECH FUND

                                                           --------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
CLASS B                                                       2007          2006          2005          2004          2003
                                                           --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $    24.75    $    24.15    $    21.43    $    19.79    $    15.20
                                                           --------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ......................        (0.28)        (0.23)        (0.18)        (0.25)        (0.25)
   Net realized and unrealized gains (losses) ..........         6.31          0.83          2.90          1.89          4.84
                                                           --------------------------------------------------------------------
Total from investment operations .......................         6.03          0.60          2.72          1.64          4.59
                                                           --------------------------------------------------------------------
Redemption fees ........................................           -- d          -- d          -- d          -- d          --
                                                           --------------------------------------------------------------------
Net asset value, end of year ...........................   $    30.78    $    24.75    $    24.15    $    21.43    $    19.79
                                                           ====================================================================

Total return c .........................................        24.36%         2.48%        12.69%         8.29%        30.20%

RATIOS TO AVERAGE NET ASSETS
Expenses ...............................................         1.75% e       1.72% e       1.74% e       1.72% e       1.79%
Net investment income (loss) ...........................        (1.06)%       (0.95)%       (0.76)%       (1.16)%       (1.15)%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $   16,625    $   18,718    $   19,497    $   18,824    $   10,406
Portfolio turnover rate ................................        18.03%        18.61%        17.26%        14.93%        13.68%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 61

Franklin Custodian Funds, Inc.

FRANKLIN DYNATECH FUND

                                                           --------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
CLASS C                                                             2007        2006        2005        2004        2003
                                                           --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $    24.50    $    23.90    $    21.21    $    19.59    $    15.04
                                                           --------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ......................        (0.28)        (0.23)        (0.17)        (0.25)        (0.25)
   Net realized and unrealized gains (losses) ..........         6.24          0.83          2.86          1.87          4.80
                                                           --------------------------------------------------------------------
Total from investment operations .......................         5.96          0.60          2.69          1.62          4.55
                                                           --------------------------------------------------------------------
Redemption fees ........................................           -- d          -- d          -- d          -- d          --
                                                           --------------------------------------------------------------------
Net asset value, end of year ...........................   $    30.46    $    24.50    $    23.90    $    21.21    $    19.59
                                                           ====================================================================

Total return c .........................................        24.33%         2.51%        12.68%         8.27%        30.25%

RATIOS TO AVERAGE NET ASSETS
Expenses ...............................................         1.74% e       1.71% e       1.74% e       1.72% e       1.79%
Net investment income (loss) ...........................        (1.05)%       (0.94)%       (0.76)%       (1.16)%       (1.15)%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $   70,413    $   69,069    $   73,587    $   75,642    $   66,952
Portfolio turnover rate ................................        18.03%        18.61%        17.26%        14.93%        13.68%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


62 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                COUNTRY           SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 100.2%
  AIR FREIGHT/COURIERS 1.5%
  C.H. Robinson Worldwide Inc. ...............................................       United States       175,000     $  9,500,750
                                                                                                                     ------------
  APPAREL/FOOTWEAR 0.4%
a Crocs Inc. .................................................................       United States        40,000        2,690,000
                                                                                                                     ------------
  APPAREL/FOOTWEAR RETAIL 0.5%
a Lululemon Athletica Inc. ...................................................           Canada           75,000        3,152,250
                                                                                                                     ------------
  BEVERAGES: NON-ALCOHOLIC 0.6%
a Hansen Natural Corp. .......................................................       United States        70,000        3,967,600
                                                                                                                     ------------
  BIOTECHNOLOGY 7.5%
a Amgen Inc. .................................................................       United States       100,000        5,657,000
a Celgene Corp. ..............................................................       United States       150,000       10,696,500
a Genentech Inc. .............................................................       United States       250,000       19,505,000
a Gilead Sciences Inc. .......................................................       United States       300,000       12,261,000
                                                                                                                     ------------
                                                                                                                       48,119,500
                                                                                                                     ------------
  CABLE/SATELLITE TELEVISION 0.2%
a Comcast Corp., A ...........................................................       United States        50,000        1,198,000
                                                                                                                     ------------
  CASINOS/GAMING 1.0%
  International Game Technology ..............................................       United States       150,000        6,465,000
                                                                                                                     ------------
  CHEMICALS: AGRICULTURAL 1.1%
  Monsanto Co. ...............................................................       United States        80,000        6,859,200
                                                                                                                     ------------
  CHEMICALS: SPECIALTY 1.9%
  Sigma-Aldrich Corp. ........................................................       United States       250,000       12,185,000
                                                                                                                     ------------
  COMPUTER COMMUNICATIONS 3.5%
a Cisco Systems Inc. .........................................................       United States       450,000       14,899,500
a Juniper Networks Inc. ......................................................       United States       200,000        7,322,000
                                                                                                                     ------------
                                                                                                                       22,221,500
                                                                                                                     ------------
  COMPUTER PERIPHERALS 0.1%
a Data Domain Inc. ...........................................................       United States        16,600          513,770
                                                                                                                     ------------
  COMPUTER PROCESSING HARDWARE 7.4%
a Apple Inc. .................................................................       United States       200,000       30,708,000
  Hewlett-Packard Co. ........................................................       United States       340,000       16,928,600
                                                                                                                     ------------
                                                                                                                       47,636,600
                                                                                                                     ------------
  DATA PROCESSING SERVICES 0.8%
  Paychex Inc. ...............................................................       United States       125,000        5,125,000
                                                                                                                     ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.3%
  AT&T Inc. ..................................................................       United States       200,000        8,462,000
                                                                                                                     ------------
  ELECTRICAL PRODUCTS 1.0%
a SunPower Corp., A ..........................................................       United States        80,000        6,625,600
                                                                                                                     ------------
  ELECTRONIC EQUIPMENT/INSTRUMENTS 1.6%
a Agilent Technologies Inc. ..................................................       United States       175,000        6,454,000
a Dolby Laboratories Inc., A .................................................       United States       100,000        3,482,000
                                                                                                                     ------------
                                                                                                                        9,936,000
                                                                                                                     ------------


                                                              Annual Report | 63

Franklin Custodian Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                COUNTRY           SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC PRODUCTION EQUIPMENT 4.9%
  KLA-Tencor Corp. ...........................................................       United States       200,000     $ 11,156,000
a Lam Research Corp. .........................................................       United States       150,000        7,989,000
a Varian Semiconductor Equipment Associates Inc. .............................       United States       225,000       12,042,000
                                                                                                                     ------------
                                                                                                                       31,187,000
                                                                                                                     ------------
  ELECTRONICS/APPLIANCES 0.6%
  Sony Corp., ADR ............................................................           Japan            75,000        3,604,500
                                                                                                                     ------------
  INDUSTRIAL CONGLOMERATES 0.3%
  ABB Ltd., ADR ..............................................................        Switzerland         70,000        1,836,100
                                                                                                                     ------------
  INFORMATION TECHNOLOGY SERVICES 2.1%
a Cognizant Technology Solutions Corp., A ....................................       United States        50,000        3,988,500
  Infosys Technologies Ltd., ADR .............................................           India           100,000        4,839,000
a Mercadolibre Inc. ..........................................................         Argentina         100,000        3,663,000
a VMware Inc., A .............................................................       United States        15,000        1,275,000
                                                                                                                     ------------
                                                                                                                       13,765,500
                                                                                                                     ------------
  INTERNET RETAIL 0.9%
a Amazon.com Inc. ............................................................       United States        60,000        5,589,000
                                                                                                                     ------------
  INTERNET SOFTWARE/SERVICES 5.9%
a Baidu.com Inc., ADR ........................................................           China            25,000        7,241,250
a Google Inc., A .............................................................       United States        50,000       28,363,500
a Omniture Inc. ..............................................................       United States        50,000        1,516,000
a Sohu.com Inc. ..............................................................           China            20,000          754,200
                                                                                                                     ------------
                                                                                                                       37,874,950
                                                                                                                     ------------
  INVESTMENT BANKS/BROKERS 1.4%
  The Goldman Sachs Group Inc. ...............................................       United States        40,000        8,669,600
                                                                                                                     ------------
  MAJOR PHARMACEUTICALS 2.0%
  Johnson & Johnson ..........................................................       United States       100,000        6,570,000
  Novo-Nordisk AS, ADR .......................................................          Denmark           50,000        6,052,000
                                                                                                                     ------------
                                                                                                                       12,622,000
                                                                                                                     ------------
  MEDICAL SPECIALTIES 10.0%
  Alcon Inc. .................................................................        Switzerland        100,000       14,392,000
  Medtronic Inc. .............................................................       United States       250,000       14,102,500
  Stryker Corp. ..............................................................       United States       200,000       13,752,000
a Waters Corp. ...............................................................       United States       200,000       13,384,000
a Zimmer Holdings Inc. .......................................................       United States       100,000        8,099,000
                                                                                                                     ------------
                                                                                                                       63,729,500
                                                                                                                     ------------
  MEDICAL/NURSING SERVICES 2.0%
a VCA Antech Inc. ............................................................       United States       300,000       12,525,000
                                                                                                                     ------------
  MISCELLANEOUS COMMERCIAL SERVICES 0.1%
a Concur Technologies Inc. ...................................................       United States        12,200          384,544
                                                                                                                     ------------


64 | Annual Report

Franklin Custodian Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                COUNTRY           SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  OILFIELD SERVICES/EQUIPMENT 4.4%
a FMC Technologies Inc. ......................................................       United States       200,000     $ 11,532,000
  Schlumberger Ltd. ..........................................................       United States       160,000       16,800,000
                                                                                                                     ------------
                                                                                                                       28,332,000
                                                                                                                     ------------
  OTHER CONSUMER SERVICES 0.9%
a eBay Inc. ..................................................................       United States       150,000        5,853,000
                                                                                                                     ------------
  OTHER PHARMACEUTICALS 3.3%
  Allergan Inc. ..............................................................       United States       160,000       10,315,200
  Teva Pharmaceutical Industries Ltd., ADR ...................................          Israel           250,000       11,117,500
                                                                                                                     ------------
                                                                                                                       21,432,700
                                                                                                                     ------------
  PACKAGED SOFTWARE 6.9%
a Adobe Systems Inc. .........................................................       United States       400,000       17,464,000
a Autodesk Inc. ..............................................................       United States       150,000        7,495,500
a BladeLogic Inc. ............................................................       United States        16,500          423,060
  Microsoft Corp. ............................................................       United States       500,000       14,730,000
a Salesforce.com Inc. ........................................................       United States        75,000        3,849,000
                                                                                                                     ------------
                                                                                                                       43,961,560
                                                                                                                     ------------
  RECREATIONAL PRODUCTS 1.9%
a Electronic Arts Inc. .......................................................       United States       125,000        6,998,750
  Nintendo Co. Ltd., ADR .....................................................           Japan            85,000        5,497,375
                                                                                                                     ------------
                                                                                                                       12,496,125
                                                                                                                     ------------
  SEMICONDUCTORS 8.2%
a ANADIGICS Inc. .............................................................       United States       175,000        3,164,000
a Hittite Microwave Corp. ....................................................       United States        40,000        1,766,000
  Intel Corp. ................................................................       United States     1,125,000       29,092,500
  Microchip Technology Inc. ..................................................       United States       210,000        7,627,200
a NVIDIA Corp. ...............................................................       United States       300,000       10,872,000
                                                                                                                     ------------
                                                                                                                       52,521,700
                                                                                                                     ------------
  SERVICES TO THE HEALTH INDUSTRY 2.1%
a Cerner Corp. ...............................................................       United States        50,000        2,990,500
  Pharmaceutical Product Development Inc. ....................................       United States       175,000        6,202,000
a WebMD Health Corp., A ......................................................       United States        85,000        4,428,500
                                                                                                                     ------------
                                                                                                                       13,621,000
                                                                                                                     ------------
  SPECIALTY TELECOMMUNICATIONS 1.5%
a American Tower Corp., A ....................................................       United States       225,000       9,796,500
                                                                                                                     ------------
  TELECOMMUNICATIONS EQUIPMENT 5.5%
  Garmin Ltd. ................................................................      Cayman Islands       100,000       11,940,000
  Motorola Inc. ..............................................................       United States       125,000        2,316,250
  Nokia Corp., ADR ...........................................................          Finland          200,000        7,586,000
  QUALCOMM Inc. ..............................................................       United States       225,000        9,508,500
a Research In Motion Ltd. ....................................................          Canada            40,000        3,942,000
                                                                                                                     ------------
                                                                                                                       35,292,750
                                                                                                                     ------------


                                                              Annual Report | 65

Franklin Custodian Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                COUNTRY           SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  WIRELESS COMMUNICATIONS 4.9%
  America Movil SAB de CV, L, ADR ............................................          Mexico           200,000     $ 12,800,000
  China Mobile (Hong Kong) Ltd., ADR .........................................           China           100,000        8,204,000
a NII Holdings Inc. ..........................................................       United States       130,000       10,679,500
                                                                                                                     ------------
                                                                                                                       31,683,500
                                                                                                                     ------------
  TOTAL COMMON STOCKS (COST $293,785,893) ....................................                                        641,436,299
                                                                                                                     ------------
  SHORT TERM INVESTMENT (COST $263,223) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .......       United States       263,223          263,223
                                                                                                                     ------------
  TOTAL INVESTMENTS (COST $294,049,116) 100.2% ...............................                                        641,699,522
  OTHER ASSETS, LESS LIABILITIES (0.2)% ......................................                                         (1,313,741)
                                                                                                                     ------------
  NET ASSETS 100.0% ..........................................................                                       $640,385,781
                                                                                                                     ============

See Selected Portfolio Abbreviations on page 107.

a Non-income producing for the twelve months ended September 30, 2007.

b Rounds to less than 0.1% of net assets.

c See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


66 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS

FRANKLIN GROWTH FUND

                                                    --------------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                        2007           2006           2005            2004            2003
                                                    --------------------------------------------------------------------------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $     39.10     $    34.83     $    30.58     $     26.87     $     22.02
                                                    --------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ......................          0.16           0.12           0.13            0.06            0.08
   Net realized and unrealized gains (losses) ...          7.21           4.21           4.20            3.68            4.81
                                                    --------------------------------------------------------------------------
Total from investment operations ................          7.37           4.33           4.33            3.74            4.89
                                                    --------------------------------------------------------------------------
Less distribution from net investment income ....         (0.11)         (0.06)         (0.08)          (0.03)          (0.04)
                                                    --------------------------------------------------------------------------
Redemption fees .................................            -- d           -- d           -- d            -- d            --
                                                    --------------------------------------------------------------------------
Net asset value, end of year ....................   $     46.36     $    39.10     $    34.83     $     30.58     $     26.87
                                                    ==========================================================================

Total return c ..................................         18.87%         12.46%         14.17%          13.92%          22.27%

RATIOS TO AVERAGE NET ASSETS
Expenses ........................................          0.93% e        0.91% e        0.94% e         0.98% e         1.06%
Net investment income ...........................          0.37%          0.34%          0.40%           0.20%           0.31%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $ 2,123,419     $1,695,802     $1,567,675     $ 1,531,871     $ 1,433,742
Portfolio turnover rate .........................          0.37%          2.21%          1.16%           1.56%           5.12%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 67

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND

                                                    ---------------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                        2007           2006           2005            2004            2003
                                                    ---------------------------------------------------------------------------
CLASS B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $     37.65     $    33.73     $    29.77     $     26.32     $     21.70
                                                    ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...............         (0.16)         (0.15)         (0.11)          (0.16)          (0.11)
   Net realized and unrealized gains (losses) ...          6.93           4.07           4.07            3.61            4.73
                                                    ---------------------------------------------------------------------------
Total from investment operations ................          6.77           3.92           3.96            3.45            4.62
                                                    ---------------------------------------------------------------------------
Redemption fees .................................            -- d           -- d           -- d            -- d            --
                                                    ---------------------------------------------------------------------------
Net asset value, end of year ....................   $     44.42     $    37.65     $    33.73     $     29.77     $     26.32
                                                    ===========================================================================

Total return c ..................................         17.98%         11.62%         13.30%          13.11%          21.29%

RATIOS TO AVERAGE NET ASSETS
Expenses ........................................          1.69% e        1.67% e        1.69% e         1.73% e         1.81%
Net investment income (loss) ....................         (0.39)%        (0.42)%        (0.35)%         (0.55)%         (0.44)%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $   138,640     $  122,871     $  123,926     $   121,986     $   103,499
Portfolio turnover rate .........................          0.37%          2.21%          1.16%           1.56%           5.12%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


68 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND

                                                    ---------------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                        2007           2006           2005            2004            2003
                                                    ---------------------------------------------------------------------------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $     37.32     $    33.43     $    29.51     $     26.09     $     21.51
                                                    ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...............         (0.16)         (0.15)         (0.11)          (0.16)          (0.11)
   Net realized and unrealized gains (losses) ...          6.87           4.04           4.03            3.58            4.69
                                                    ---------------------------------------------------------------------------
Total from investment operations ................          6.71           3.89           3.92            3.42            4.58
                                                    ---------------------------------------------------------------------------
Redemption fees .................................            -- d           -- d           -- d            -- d            --
                                                    ---------------------------------------------------------------------------
Net asset value, end of year ....................   $     44.03     $    37.32     $    33.43     $     29.51     $     26.09
                                                    ===========================================================================

Total return c ..................................         17.98%         11.60%         13.32%          13.11%          21.29%

RATIOS TO AVERAGE NET ASSETS
Expenses ........................................          1.69% e        1.66% e        1.69% e         1.73% e         1.82%
Net investment income (loss) ....................         (0.39)%        (0.41)%        (0.35)%         (0.55)%         (0.45)%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $   340,671     $  273,512     $  270,538     $   270,131     $   259,169
Portfolio turnover rate .........................          0.37%          2.21%          1.16%           1.56%           5.12%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 69

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND

                                                    --------------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                        2007           2006           2005            2004            2003
                                                    -------------------------------------------------------------------------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $     38.80     $    34.59     $    30.39     $     26.74     $     21.98
                                                    --------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...............          0.04           0.02           0.05           (0.02)             --
   Net realized and unrealized gains (losses) ...          7.16           4.19           4.16            3.67            4.81
                                                    --------------------------------------------------------------------------
Total from investment operations ................          7.20           4.21           4.21            3.65            4.81
                                                    --------------------------------------------------------------------------
Less distributions from net investment income ...         (0.01)            -- d        (0.01)             --           (0.05)
                                                    --------------------------------------------------------------------------
Redemption fees .................................            -- d           -- d           -- d            -- d            --
                                                    --------------------------------------------------------------------------
Net asset value, end of year ....................   $     45.99     $    38.80     $    34.59     $     30.39     $     26.74
                                                    ==========================================================================

Total return c ..................................         18.55%         12.18%         13.87%          13.65%          21.92%

RATIOS TO AVERAGE NET ASSETS
Expenses ........................................          1.19% e        1.17% e        1.19% e         1.23% e         1.31%
Net investment income (loss) ....................          0.11%          0.08%          0.15%          (0.05)%          0.06%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $    53,134     $   37,804     $   27,818     $    20,060     $    14,755
Portfolio turnover rate .........................          0.37%          2.21%          1.16%           1.56%           5.12%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


70 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND

                                                    --------------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                        2007           2006           2005            2004            2003
                                                    --------------------------------------------------------------------------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $     39.17     $    34.89     $    30.63     $     26.91     $     22.06
                                                    --------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ......................          0.27           0.22           0.21            0.14            0.14
   Net realized and unrealized gains (losses) ...          7.21           4.21           4.21            3.67            4.82
                                                    --------------------------------------------------------------------------
Total from investment operations ................          7.48           4.43           4.42            3.81            4.96
                                                    --------------------------------------------------------------------------
Less distributions from net investment income ...         (0.20)         (0.15)         (0.16)          (0.09)          (0.11)
                                                    --------------------------------------------------------------------------
Redemption fees .................................            -- c           -- c           -- c            -- c            --
                                                    --------------------------------------------------------------------------
Net asset value, end of year ....................   $     46.45     $    39.17     $    34.89     $     30.63     $     26.91
                                                    ==========================================================================

Total return ....................................         19.16%         12.73%         14.45%          14.19%          22.58%

RATIOS TO AVERAGE NET ASSETS
Expenses ........................................          0.69% d        0.67% d        0.69% d         0.73% d         0.81%
Net investment income ...........................          0.61%          0.58%          0.65%           0.45%           0.56%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $   363,221     $  274,603     $  221,752     $   133,332     $    41,216
Portfolio turnover rate .........................          0.37%          2.21%          1.16%           1.56%           5.12%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Amount rounds to less than $0.01 per share.

d Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 71

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                              COUNTRY      SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS 99.2%
  COMMERCIAL SERVICES 2.1%
  Dun & Bradstreet Corp. .....................................................   United States         122,000     $    12,030,420
  Equifax Inc. ...............................................................   United States         400,000          15,248,000
  Moody's Corp. ..............................................................   United States         538,000          27,115,200
  Robert Half International Inc. .............................................   United States         300,000           8,958,000
                                                                                                                   ---------------
                                                                                                                        63,351,620
                                                                                                                   ---------------
  COMMUNICATIONS 0.3%
a American Tower Corp., A ....................................................   United States         115,000           5,007,100
  AT&T Inc. ..................................................................   United States          80,000           3,384,800
                                                                                                                   ---------------
                                                                                                                         8,391,900
                                                                                                                   ---------------
  CONSUMER DURABLES 1.6%
  D.R. Horton Inc. ...........................................................   United States         170,000           2,177,700
a Ford Motor Co. .............................................................   United States       1,100,000           9,339,000
  General Motors Corp. .......................................................   United States         400,000          14,680,000
  Harley-Davidson Inc. .......................................................   United States         500,000          23,105,000
                                                                                                                   ---------------
                                                                                                                        49,301,700
                                                                                                                   ---------------
  CONSUMER NON-DURABLES 2.4%
  Altria Group Inc. ..........................................................   United States          38,000           2,642,140
  The Hershey Co. ............................................................   United States         566,400          26,286,624
  The Procter & Gamble Co. ...................................................   United States          35,000           2,461,900
  VF Corp. ...................................................................   United States         500,000          40,375,000
                                                                                                                   ---------------
                                                                                                                        71,765,664
                                                                                                                   ---------------
  CONSUMER SERVICES 4.3%
  Carnival Corp. .............................................................   United States         565,000          27,362,950
  CBS Corp., A ...............................................................   United States         100,000           3,151,000
  CBS Corp., B ...............................................................   United States          50,000           1,575,000
  Citadel Broadcasting Co. ...................................................   United States          86,779             361,001
  Clear Channel Communications Inc. ..........................................   United States         500,000          18,720,000
a Expedia Inc. ...............................................................   United States         300,100           9,567,188
  Time Warner Inc. ...........................................................   United States       1,350,000          24,786,000
a Viacom Inc., A .............................................................   United States         100,000           3,895,000
a Viacom Inc., B .............................................................   United States          50,000           1,948,500
  The Walt Disney Co. ........................................................   United States       1,130,000          38,860,700
                                                                                                                   ---------------
                                                                                                                       130,227,339
                                                                                                                   ---------------
  DISTRIBUTION SERVICES 2.9%
  Cardinal Health Inc. .......................................................   United States         300,000          18,759,000
  Genuine Parts Co. ..........................................................   United States         375,400          18,770,000
  W.W. Grainger Inc. .........................................................   United States         550,000          50,154,500
                                                                                                                   ---------------
                                                                                                                        87,683,500
                                                                                                                   ---------------
  ELECTRONIC TECHNOLOGY 26.2%
a Agilent Technologies Inc. ..................................................   United States         400,000          14,752,000
a Apple Inc. .................................................................   United States       1,018,000         156,303,720
  Applied Materials Inc. .....................................................   United States          90,000           1,863,000
  The Boeing Co. .............................................................   United States       1,045,000         109,714,550
a Cisco Systems Inc. .........................................................   United States       1,545,000          51,154,950
a Dell Inc. ..................................................................   United States         500,000          13,800,000


72 | Annual Report

Franklin Custodian Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                              COUNTRY      SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
a Dionex Corp. ..............................................................    United States         250,000     $    19,865,000
a EMC Corp. .................................................................    United States       1,000,000          20,800,000
a Entegris Inc. .............................................................    United States         376,307           3,266,345
  General Dynamics Corp. ....................................................    United States       1,000,000          84,470,000
  Hewlett-Packard Co. .......................................................    United States       1,156,250          57,569,687
  Intel Corp. ...............................................................    United States         970,000          25,084,200
  KLA-Tencor Corp. ..........................................................    United States          35,000           1,952,300
  Lockheed Martin Corp. .....................................................    United States         500,000          54,245,000
a Logitech International SA, Reg D ..........................................     Switzerland          150,000           4,432,500
  Northrop Grumman Corp. ....................................................    United States       1,000,000          78,000,000
  QUALCOMM Inc. .............................................................    United States         110,000           4,648,600
  Raytheon Co. ..............................................................    United States         600,000          38,292,000
  Rockwell Collins Inc. .....................................................    United States         100,000           7,304,000
a Sun Microsystems Inc. .....................................................    United States       1,600,000           8,976,000
  Texas Instruments Inc. ....................................................    United States         515,000          18,843,850
  Tyco Electronics Ltd. .....................................................    United States         387,513          13,783,837
a Verigy Ltd. ...............................................................      Singapore            48,974           1,210,148
                                                                                                                   ---------------
                                                                                                                       790,331,687
                                                                                                                   ---------------
  ENERGY MINERALS 2.2%
  BP PLC, ADR ...............................................................   United Kingdom         350,200          24,286,370
  ConocoPhillips ............................................................    United States          35,000           3,071,950
  Devon Energy Corp. ........................................................    United States          50,000           4,160,000
  Exxon Mobil Corp. .........................................................    United States          70,000           6,479,200
  Peabody Energy Corp. ......................................................    United States          95,000           4,547,650
  Royal Dutch Shell PLC, A, ADR .............................................     Netherlands          280,000          23,010,400
                                                                                                                   ---------------
                                                                                                                        65,555,570
                                                                                                                   ---------------
  FINANCE 0.7%
  AFLAC Inc. ................................................................    United States          85,000           4,848,400
  American International Group Inc. .........................................    United States          35,000           2,367,750
  Capital One Financial Corp. ...............................................    United States          30,000           1,992,900
a ChoicePoint Inc. ..........................................................    United States         160,000           6,067,200
  Freddie Mac ...............................................................    United States          30,000           1,770,300
  Wells Fargo & Co. .........................................................    United States         120,000           4,274,400
                                                                                                                   ---------------
                                                                                                                        21,320,950
                                                                                                                   ---------------
  HEALTH SERVICES 1.7%
  IMS Health Inc. ...........................................................    United States         500,000          15,320,000
a Medco Health Solutions Inc. ...............................................    United States          48,240           4,360,414
  Quest Diagnostics Inc. ....................................................    United States         500,000          28,885,000
a WellPoint Inc. ............................................................    United States          50,000           3,946,000
                                                                                                                   ---------------
                                                                                                                        52,511,414
                                                                                                                   ---------------
  HEALTH TECHNOLOGY 19.1%
  Abbott Laboratories .......................................................    United States         400,000          21,448,000
a Advanced Medical Optics Inc. ..............................................    United States          88,888           2,719,084
  Allergan Inc. .............................................................    United States         800,000          51,576,000
a Amgen Inc. ................................................................    United States         932,000          52,723,240
  Baxter International Inc. .................................................    United States         400,000          22,512,000


                                                              Annual Report | 73

Franklin Custodian Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                              COUNTRY      SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  HEALTH TECHNOLOGY (CONTINUED)
a Biogen Idec Inc. ..........................................................    United States         400,000     $    26,532,000
a Celgene Corp. .............................................................    United States          25,000           1,782,750
a Covidien Ltd. .............................................................    United States         387,513          16,081,789
a Edwards Lifesciences Corp. ................................................    United States          50,000           2,465,500
  Eli Lilly and Co. .........................................................    United States         400,000          22,772,000
a Genentech Inc. ............................................................    United States       1,000,000          78,020,000
a Hospira Inc. ..............................................................    United States          40,000           1,658,000
  Johnson & Johnson .........................................................    United States       1,081,000          71,021,700
  Medtronic Inc. ............................................................    United States          60,000           3,384,600
  Merck & Co. Inc. ..........................................................    United States         500,000          25,845,000
a Millipore Corp. ...........................................................    United States         400,000          30,320,000
  Pall Corp. ................................................................    United States         500,000          19,450,000
  Pfizer Inc. ...............................................................    United States       2,170,000          53,013,100
  Roche Holding AG, ADR .....................................................     Switzerland           40,000           3,609,000
  Schering-Plough Corp. .....................................................    United States         120,000           3,795,600
a Waters Corp. ..............................................................    United States         500,000          33,460,000
  Wyeth .....................................................................    United States         600,000          26,730,000
a Zimmer Holdings Inc. ......................................................    United States          64,000           5,183,360
                                                                                                                   ---------------
                                                                                                                       576,102,723
                                                                                                                   ---------------
  INDUSTRIAL SERVICES 0.2%
  GlobalSantaFe Corp. .......................................................   Cayman Islands          32,000           2,432,640
  Schlumberger Ltd. .........................................................    United States          40,000           4,200,000
                                                                                                                   ---------------
                                                                                                                         6,632,640
                                                                                                                   ---------------
  PROCESS INDUSTRIES 2.3%
  Air Products and Chemicals Inc. ...........................................    United States         500,000          48,880,000
  Bunge Ltd. ................................................................    United States          20,000           2,149,000
  Sigma-Aldrich Corp. .......................................................    United States         400,000          19,496,000
                                                                                                                   ---------------
                                                                                                                        70,525,000
                                                                                                                   ---------------
  PRODUCER MANUFACTURING 18.4%
  3M Co. ....................................................................    United States         855,000          80,010,900
  Avery Dennison Corp. ......................................................    United States         462,000          26,343,240
  Emerson Electric Co. ......................................................    United States       1,000,000          53,220,000
  General Electric Co. ......................................................    United States          70,000           2,898,000
  Illinois Tool Works Inc. ..................................................    United States       1,000,000          59,640,000
  Ingersoll-Rand Co. Ltd., A ................................................    United States       1,002,000          54,578,940
  Johnson Controls Inc. .....................................................    United States         400,000          47,244,000
a Mettler-Toledo International Inc. .........................................     Switzerland           50,000           5,100,000
  Molex Inc. ................................................................    United States         146,483           3,944,787
  Molex Inc., A .............................................................    United States         146,483           3,714,809
  Teleflex Inc. .............................................................    United States         500,000          38,960,000
  Textron Inc. ..............................................................    United States       1,050,000          65,320,500
a Thomas & Betts Corp. ......................................................    United States         500,000          29,320,000
  Tyco International Ltd. ...................................................    United States         387,513          17,182,326
  United Technologies Corp. .................................................    United States         850,000          68,408,000
                                                                                                                   ---------------
                                                                                                                       555,885,502
                                                                                                                   ---------------


74 | Annual Report

Franklin Custodian Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                              COUNTRY      SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  RETAIL TRADE 0.5%
  CVS Caremark Corp. ........................................................    United States         126,293     $     5,004,992
  aIAC/InterActiveCorp ......................................................    United States         300,100           8,903,967
                                                                                                                   ---------------
                                                                                                                        13,908,959
                                                                                                                   ---------------
  TECHNOLOGY SERVICES 8.8%
  Automatic Data Processing Inc. ............................................    United States         800,000          36,744,000
  Broadridge Financial Solutions LLC ........................................    United States         200,000           3,790,000
a Computer Sciences Corp. ...................................................    United States       1,000,000          55,900,000
a Google Inc., A ............................................................    United States          21,000          11,912,670
  International Business Machines Corp. .....................................    United States         580,000          68,324,000
  Microsoft Corp. ...........................................................    United States       1,175,000          34,615,500
a Oracle Corp. ..............................................................    United States         500,000          10,825,000
  Paychex Inc. ..............................................................    United States          50,000           2,050,000
a Yahoo! Inc. ...............................................................    United States       1,600,000          42,944,000
                                                                                                                   ---------------
                                                                                                                       267,105,170
                                                                                                                   ---------------
  TRANSPORTATION 5.2%
  Air France-KLM, ADR .......................................................        France            550,000          20,234,500
a Air France-KLM, ADR, wts., 11/05/07 .......................................        France            450,000           2,790,000
a Alaska Air Group Inc. .....................................................    United States         500,000          11,545,000
a AMR Corp. .................................................................    United States       1,080,000          24,073,200
a British Airways PLC, ADR ..................................................   United Kingdom         500,000          39,025,000
a Continental Airlines Inc., B ..............................................    United States         500,000          16,515,000
  Expeditors International of Washington Inc. ...............................    United States          80,000           3,784,000
  FedEx Corp. ...............................................................    United States          40,000           4,190,000
  Southwest Airlines Co. ....................................................    United States          65,200             964,960
  Union Pacific Corp. .......................................................    United States         300,000          33,918,000
                                                                                                                   ---------------
                                                                                                                       157,039,660
                                                                                                                   ---------------
  UTILITIES 0.3%
  Exelon Corp. ..............................................................    United States          50,000           3,768,000
  Public Service Enterprise Group Inc. ......................................    United States          50,000           4,399,500
                                                                                                                   ---------------
                                                                                                                         8,167,500
                                                                                                                   ---------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $1,027,904,583) ....................                                        2,995,808,498
                                                                                                                   ---------------
  SHORT TERM INVESTMENT (COST $26,004,842) 0.9%
  MONEY MARKET FUND 0.9%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ......    United States      26,004,842          26,004,842
                                                                                                                   ---------------
  TOTAL INVESTMENTS (COST $1,053,909,425) 100.1% ............................                                        3,021,813,340
  OTHER ASSETS, LESS LIABILITIES (0.1)% .....................................                                           (2,728,304)
                                                                                                                   ---------------
  NET ASSETS 100.0% .........................................................                                      $ 3,019,085,036
                                                                                                                   ===============

See Selected Portfolio abbreviations list on page 107.

a Non-income producing for the twelve months ended September 30, 2007.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 75

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS

FRANKLIN INCOME FUND

                                                         ---------------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS A                                                         2007            2006            2005            2004           2003
                                                         -------------------------------------------------------------- ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $      2.57     $      2.50     $      2.42     $      2.25     $     1.90
                                                         ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...........................          0.14            0.14            0.14            0.12           0.14
   Net realized and unrealized gains (losses) ........          0.21            0.09            0.10            0.22           0.38
                                                         ---------------------------------------------------------------------------
Total from investment operations .....................          0.35            0.23            0.24            0.34           0.52
                                                         ---------------------------------------------------------------------------
Less distributions from:
   Net investment income .............................         (0.14)          (0.15)          (0.15)          (0.16)         (0.16)
   Net realized gains ................................         (0.04)          (0.01)          (0.01)          (0.01)         (0.01)
                                                         ---------------------------------------------------------------------------
Total distributions ..................................         (0.18)          (0.16)          (0.16)          (0.17)         (0.17)
                                                         ---------------------------------------------------------------------------
Redemption fees ......................................            -- d            -- d            -- d            -- d           --
                                                         ---------------------------------------------------------------------------
Net asset value, end of year .........................   $      2.74     $      2.57     $      2.50     $      2.42     $     2.25
                                                         ===========================================================================

Total return c .......................................         14.14%           9.73%          10.45%          15.50%         28.12%

RATIOS TO AVERAGE NET ASSETS
Expenses .............................................          0.63% e         0.64% f         0.65% f         0.68% e        0.73%
Net investment income ................................          5.31%           5.61%           5.54%           5.11%          6.63%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................   $35,476,603     $26,641,398     $21,934,575     $14,743,190     $9,640,156
Portfolio turnover rate ..............................         25.45%          28.35%          28.51%          31.90%         48.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.


76 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND

                                                         ---------------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS B                                                         2007            2006            2005            2004           2003
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $      2.56     $      2.49     $      2.41     $      2.24     $     1.90
                                                         ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...........................          0.12            0.12            0.11            0.10           0.12
   Net realized and unrealized gains (losses) ........          0.21            0.08            0.11            0.22           0.37
                                                         ---------------------------------------------------------------------------
Total from investment operations .....................          0.33            0.20            0.22            0.32           0.49
                                                         ---------------------------------------------------------------------------
Less distributions from:
   Net investment income .............................         (0.12)          (0.12)          (0.13)          (0.14)         (0.14)
   Net realized gains ................................         (0.04)          (0.01)          (0.01)          (0.01)         (0.01)
                                                         ---------------------------------------------------------------------------
Total distributions ..................................         (0.16)          (0.13)          (0.14)          (0.15)         (0.15)
                                                         ---------------------------------------------------------------------------
Redemption fees ......................................            -- d            -- d            -- d            -- d           --
                                                         ---------------------------------------------------------------------------
Net asset value, end of year .........................   $      2.73     $      2.56     $      2.49     $      2.41     $     2.24
                                                         ===========================================================================

Total return c .......................................         13.23%           8.83%           9.57%          14.59%         26.58%

RATIOS TO AVERAGE NET ASSETS
Expenses .............................................          1.48% e         1.49% f         1.50% f         1.53% e        1.58%
Net investment income ................................          4.46%           4.76%           4.69%           4.26%          5.78%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................   $ 3,745,636     $ 3,743,374     $ 3,922,396     $ 3,486,880     $2,083,783
Portfolio turnover rate ..............................         25.45%          28.35%          28.51%          31.90%         48.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%

f Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 77

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND

                                                         ---------------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS B1                                                        2007            2006            2005            2004           2003
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $      2.57     $      2.50     $      2.42     $      2.25     $     1.90
                                                         ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...........................          0.13            0.13            0.12            0.11           0.13
   Net realized and unrealized gains (losses) ........          0.21            0.08            0.11            0.21           0.38
                                                         ---------------------------------------------------------------------------
Total from investment operations .....................          0.34            0.21            0.23            0.32           0.51
                                                         ---------------------------------------------------------------------------
Less distributions from:
   Net investment income .............................         (0.13)          (0.13)          (0.14)          (0.14)         (0.15)
   Net realized gains ................................         (0.04)          (0.01)          (0.01)          (0.01)         (0.01)
                                                         ---------------------------------------------------------------------------
Total distributions ..................................         (0.17)          (0.14)          (0.15)          (0.15)         (0.16)
                                                         ---------------------------------------------------------------------------
Redemption fees ......................................            -- d            -- d            -- d            -- d           --
                                                         ---------------------------------------------------------------------------
Net asset value, end of year .........................   $      2.74     $      2.57     $      2.50     $      2.42     $     2.25
                                                         ===========================================================================

Total return c .......................................         13.57%           9.17%           9.90%          14.90%         27.51%

RATIOS TO AVERAGE NET ASSETS
Expenses .............................................          1.13% e         1.14% f         1.15% f         1.18% e        1.23%
Net investment income ................................          4.81%           5.11%           5.04%           4.61%          6.13%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................   $   397,224     $   459,302     $   493,063     $   511,471     $  495,004
Portfolio turnover rate ..............................         25.45%          28.35%          28.51%          31.90%         48.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.


78 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND

                                                        ---------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
CLASS C                                                     2007            2006            2005            2004           2003
                                                        ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................   $       2.59    $       2.51    $       2.43    $      2.26    $      1.91
                                                        ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........................           0.13            0.13            0.13           0.11           0.13
   Net realized and unrealized gains (losses) .......           0.21            0.09            0.10           0.21           0.38
                                                        ---------------------------------------------------------------------------
Total from investment operations ....................           0.34            0.22            0.23           0.32           0.51
                                                        ---------------------------------------------------------------------------
Less distributions from:
   Net investment income ............................          (0.13)          (0.13)          (0.14)         (0.14)         (0.15)
   Net realized gains ...............................          (0.04)          (0.01)          (0.01)         (0.01)         (0.01)
                                                        ---------------------------------------------------------------------------
Total distributions .................................          (0.17)          (0.14)          (0.15)         (0.15)         (0.16)
                                                        ---------------------------------------------------------------------------
Redemption fees .....................................             -- d            -- d            -- d           -- d           --
                                                        ---------------------------------------------------------------------------
Net asset value, end of year ........................   $       2.76    $       2.59    $       2.51    $      2.43    $      2.26
                                                        ===========================================================================

Total return c ......................................          13.47%           9.56%           9.84%         14.85%         27.37%

RATIOS TO AVERAGE NET ASSETS
Expenses ............................................           1.13% e         1.14% f         1.15% f        1.18% e        1.24%
Net investment income ...............................           4.81%           5.11%           5.04%          4.61%          6.12%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................   $ 16,203,796    $ 12,138,969    $ 10,113,365    $ 6,616,891    $ 3,764,372
Portfolio turnover rate .............................          25.45%          28.35%          28.51%         31.90%         48.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 79

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND

                                                        ---------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
CLASS R                                                     2007            2006            2005            2004           2003
                                                        ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................   $       2.55    $       2.48    $       2.40    $      2.23    $      1.89
                                                        ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........................           0.13            0.13            0.13           0.11           0.13
   Net realized and unrealized gains (losses) .......           0.20            0.09            0.10           0.22           0.37
                                                        ---------------------------------------------------------------------------
Total from investment operations ....................           0.33            0.22            0.23           0.33           0.50
                                                        ---------------------------------------------------------------------------
Less distributions from:
   Net investment income ............................          (0.13)          (0.14)          (0.14)         (0.15)         (0.15)
   Net realized gains ...............................          (0.04)          (0.01)          (0.01)         (0.01)         (0.01)
                                                        ---------------------------------------------------------------------------
Total distributions .................................          (0.17)          (0.15)          (0.15)         (0.16)         (0.16)
                                                        ---------------------------------------------------------------------------
Redemption fees .....................................             -- d            -- d            -- d           -- d           --
                                                        ---------------------------------------------------------------------------
Net asset value, end of year ........................   $       2.71    $       2.55    $       2.48    $      2.40    $      2.23
                                                        ===========================================================================

Total return c ......................................          13.47%           9.43%          10.15%         15.25%         27.31%

RATIOS TO AVERAGE NET ASSETS
Expenses ............................................           0.98% e         0.99% f         1.00% f        1.03% e        1.08%
Net investment income ...............................           4.96%           5.26%           5.19%          4.76%          6.28%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................   $    286,670    $    183,609    $    122,222    $    73,165    $    36,417
Portfolio turnover rate .............................          25.45%          28.35%          28.51%         31.90%         48.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.

f Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.


80 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND

                                                        ---------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                               2007            2006            2005            2004           2003
                                                        ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................   $       2.56    $       2.49    $       2.41    $      2.24    $      1.89
                                                        ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........................           0.15            0.14            0.14           0.12           0.14
   Net realized and unrealized gains (losses) .......           0.21            0.09            0.11           0.22           0.38
                                                        ---------------------------------------------------------------------------
Total from investment operations ....................           0.36            0.23            0.25           0.34           0.52
                                                        ---------------------------------------------------------------------------
Less distributions from:
   Net investment income ............................          (0.15)          (0.15)          (0.16)         (0.16)         (0.16)
   Net realized gains ...............................          (0.04)          (0.01)          (0.01)         (0.01)         (0.01)
                                                        ---------------------------------------------------------------------------
Total distributions .................................          (0.19)          (0.16)          (0.17)         (0.17)         (0.17)
                                                        ---------------------------------------------------------------------------
Redemption fees .....................................             -- c            -- c            -- c           -- c           --
                                                        ---------------------------------------------------------------------------
Net asset value, end of year ........................   $       2.73    $       2.56    $       2.49    $      2.41    $      2.24
                                                        ===========================================================================

Total return ........................................          14.36%           9.94%          10.65%         15.74%         28.47%

RATIOS TO AVERAGE NET ASSETS
Expenses ............................................           0.48% d         0.49% e         0.50% e        0.53% d        0.58%
Net investment income ...............................           5.46%           5.76%           5.69%          5.26%          6.78%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................   $  6,195,966    $  3,786,643    $  2,280,318    $   901,149    $    95,009
Portfolio turnover rate .............................          25.45%          28.35%          28.51%         31.90%         48.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Amount rounds to less than $0.01 per share.

d Benefit of expense reduction rounds to less than 0.01%.

e Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 81

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                           COUNTRY            SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 93.5%
      COMMON STOCKS 38.1%
      COMMERCIAL BANKS 1.0%
      HSBC Holdings PLC ......................................................   United Kingdom       35,000,000     $  647,854,881
                                                                                                                     ---------------
      COMMUNICATIONS 3.2%
      AT&T Inc. ..............................................................    United States       35,250,000      1,491,427,500
      Verizon Communications Inc. ............................................    United States       11,000,000        487,080,000
                                                                                                                     ---------------
                                                                                                                      1,978,507,500
                                                                                                                     ---------------
      CONSUMER DURABLES 0.1%
      M.D.C. Holdings Inc. ...................................................    United States        1,070,000         43,805,800
                                                                                                                     ---------------
      ELECTRIC UTILITIES 15.4%
      Alliant Energy Corp. ...................................................    United States        2,750,000        105,380,000
    a Ameren Corp. ...........................................................    United States       12,500,000        656,250,000
      American Electric Power Co. Inc. .......................................    United States        8,633,800        397,845,504
      CenterPoint Energy Inc. ................................................    United States        6,000,000         96,180,000
      Consolidated Edison Inc. ...............................................    United States       10,000,000        463,000,000
      Dominion Resources Inc. ................................................    United States       10,000,000        843,000,000
      DTE Energy Co. .........................................................    United States        5,270,400        255,298,176
      Duke Energy Corp. ......................................................    United States       27,250,000        509,302,500
      Edison International ...................................................    United States        3,073,500        170,425,575
      FirstEnergy Corp. ......................................................    United States       12,000,000        760,080,000
      FPL Group Inc. .........................................................    United States        6,500,000        395,720,000
      Hawaiian Electric Industries Inc. ......................................    United States        1,720,000         37,341,200
      PG&E Corp. .............................................................    United States       12,000,000        573,600,000
    a Pinnacle West Capital Corp. ............................................    United States        5,500,000        217,305,000
      Portland General Electric Co. ..........................................    United States        3,100,000         86,180,000
      PPL Corp. ..............................................................    United States        2,000,000         92,600,000
      Progress Energy Inc. ...................................................    United States        9,000,000        421,650,000
    a Public Service Enterprise Group Inc. ...................................    United States       13,500,000      1,187,865,000
    a Puget Energy Inc. ......................................................    United States        7,500,000        183,525,000
      The Southern Co. .......................................................    United States       22,000,000        798,160,000
      TECO Energy Inc. .......................................................    United States        9,500,000        156,085,000
      TXU Corp. ..............................................................    United States       17,500,000      1,198,225,000
                                                                                                                     ---------------
                                                                                                                      9,605,017,955
                                                                                                                     ---------------
      ENERGY MINERALS 4.1%
      BP PLC, ADR ............................................................   United Kingdom        6,000,000        416,100,000
    a Canadian Oil Sands Trust ...............................................       Canada           25,770,600        855,176,027
      Chevron Corp. ..........................................................    United States        4,500,000        421,110,000
      ConocoPhillips .........................................................    United States        5,750,000        504,677,500
      Royal Dutch Shell PLC, A, ADR ..........................................     Netherlands         4,000,000        328,720,000
                                                                                                                     ---------------
                                                                                                                      2,525,783,527
                                                                                                                     ---------------
      FINANCE 4.7%
      Bank of America Corp. ..................................................    United States       20,000,000      1,005,400,000
      Citigroup Inc. .........................................................    United States        3,000,000        140,010,000
      Fifth Third Bancorp ....................................................    United States        7,750,000        262,570,000
      JPMorgan Chase & Co. ...................................................    United States        8,000,000        366,560,000


82 | Annual Report

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                           COUNTRY            SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      FINANCE (CONTINUED)
      Wachovia Corp. .........................................................    United States        3,750,000     $  188,062,500
      Washington Mutual Inc. .................................................    United States       28,000,000        988,680,000
                                                                                                                     ---------------
                                                                                                                      2,951,282,500
                                                                                                                     ---------------
      GAS DISTRIBUTORS 0.8%
      AGL Resources Inc. .....................................................    United States          500,000         19,810,000
      Atmos Energy Corp. .....................................................    United States        4,000,000        113,280,000
      NiSource Inc. ..........................................................    United States        4,500,000         86,130,000
      Spectra Energy Corp. ...................................................    United States       12,394,100        303,407,568
                                                                                                                     ---------------
                                                                                                                        522,627,568
                                                                                                                     ---------------
      HEALTH TECHNOLOGY 6.2%
      Bristol-Myers Squibb Co. ...............................................    United States       14,000,000        403,480,000
      Johnson & Johnson ......................................................    United States       10,000,000        657,000,000
      Merck & Co. Inc. .......................................................    United States       20,000,000      1,033,800,000
      Pfizer Inc. ............................................................    United States       60,000,000      1,465,800,000
      Schering-Plough Corp. ..................................................    United States        9,195,783        290,862,616
                                                                                                                     ---------------
                                                                                                                      3,850,942,616
                                                                                                                     ---------------
      NON-ENERGY MINERALS 0.5%
      AngloGold Ashanti Ltd., ADR ............................................    South Africa         2,250,000        105,502,500
      Barrick Gold Corp. .....................................................       Canada            5,550,000        223,554,000
                                                                                                                     ---------------
                                                                                                                        329,056,500
                                                                                                                     ---------------
      PROCESS INDUSTRIES 0.9%
      The Dow Chemical Co. ...................................................    United States        7,122,400        306,690,544
      Lyondell Chemical Co. ..................................................    United States        5,000,000        231,750,000
                                                                                                                     ---------------
                                                                                                                        538,440,544
                                                                                                                     ---------------
      PRODUCER MANUFACTURING 1.0%
      3M Co. .................................................................    United States        7,000,000        655,060,000
                                                                                                                     ---------------
      RETAIL TRADE 0.2%
      The Home Depot Inc. ....................................................    United States        3,800,000        123,272,000
                                                                                                                     ---------------
      TOTAL COMMON STOCKS (COST $18,093,906,340) .............................                                       23,771,651,391
                                                                                                                     ---------------
      CONVERTIBLE PREFERRED STOCKS 7.1%
      CONSUMER DURABLES 0.1%
b,c,d The Goldman Sachs Group Inc. into D.R. Horton Inc., 9.00%, cvt.
        pfd., 144A ...........................................................    United States        4,000,000         51,986,000
                                                                                                                     ---------------
      CONSUMER SERVICES 0.2%
    b Morgan Stanley into Starbucks Corp., 7.00%, cvt. pfd., 144A ............    United States        4,780,000        127,410,900
                                                                                                                     ---------------
      ELECTRIC UTILITIES 0.1%
      CMS Energy Trust I, 7.75%, cvt. pfd. ...................................    United States        1,508,000         75,659,527
                                                                                                                     ---------------


                                                              Annual Report | 83

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                           COUNTRY            SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CONVERTIBLE PREFERRED STOCKS (CONTINUED)
      ELECTRONIC TECHNOLOGY 0.8%
      Citigroup Funding into Texas Instruments Inc., 7.50%, cvt. pfd. ........    United States        5,000,000     $  166,784,000
    b The Goldman Sachs Group Inc. into KLA-Tencor Corp., 7.75%, cvt.
        pfd., 144A ...........................................................    United States        1,970,000        110,251,050
    b Morgan Stanley into Intel Corp., 7.30%, cvt. pfd., 144A ................    United States       10,250,000        242,053,750
                                                                                                                     ---------------
                                                                                                                        519,088,800
                                                                                                                     ---------------
      ENERGY MINERALS 2.6%
      Chesapeake Energy Corp., 6.25%, cvt. pfd. ..............................    United States          700,000        198,426,900
    b Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ........................    United States          850,000         94,769,900
  b,c Deutsche Bank AG into Chevron Corp., 8.00%, cvt. pfd., 144A ............    United States        5,000,000        455,750,000
    b The Goldman Sachs Group Inc. into Peabody Energy Corp., 10.00%,
        cvt. pfd., 144A ......................................................    United States        5,000,000        229,490,004
    b Morgan Stanley into ConocoPhillips, 7.00%, cvt. pfd., 144A .............    United States        6,000,000        488,670,000
    b Morgan Stanley into Devon Energy Corp., 8.00%, cvt. pfd., 144A .........    United States        1,700,000        122,306,500
                                                                                                                     ---------------
                                                                                                                      1,589,413,304
                                                                                                                     ---------------
      FINANCE 0.6%
      E*TRADE Financial Corp., 6.125%, cvt. pfd. .............................    United States        2,500,000         46,325,000
  b,c Lehman Brothers Holdings Inc. into Merrill Lynch & Co. Inc., 8.00%,
        cvt. pfd., 144A ......................................................    United States        4,500,000        333,495,000
                                                                                                                     ---------------
                                                                                                                        379,820,000
                                                                                                                     ---------------
      HEALTH TECHNOLOGY 0.3%
    b Merrill Lynch & Co. Inc. into Amgen Inc., 7.00%, cvt. pfd., 144A .......    United States        3,521,000        186,595,395
                                                                                                                     ---------------
      INDUSTRIAL SERVICES 1.1%
      El Paso Corp., 4.99%, cvt. pfd. ........................................    United States           80,000        113,110,000
      Lehman Brothers Holdings Inc. into Baker Hughes Inc., 8.00%, cvt.
        pfd. .................................................................    United States        2,290,000        169,620,300
      Lehman Brothers Holdings Inc. into El Paso Corp., 7.25%, cvt. pfd. .....    United States        5,927,000         98,032,580
    b Morgan Stanley into Halliburton Co., 8.00%, cvt. pfd., 144A ............    United States        9,000,000        310,185,000
                                                                                                                     ---------------
                                                                                                                        690,947,880
                                                                                                                     ---------------
      NON-ENERGY MINERALS 1.1%
    b Deutsche Bank AG into Freeport-McMoRan Copper & Gold Inc.,
        10.00%, cvt. pfd., 144A ..............................................   United Kingdom        3,600,000        277,956,000
      Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. ..................    United States        1,200,000        186,120,000
    b Morgan Stanley into Newmont Mining Corp., 8.50%, cvt. pfd., 144A .......    United States        4,800,000        216,216,000
                                                                                                                     ---------------
                                                                                                                        680,292,000
                                                                                                                     ---------------
      REAL ESTATE INVESTMENT TRUSTS 0.2%
      Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A .........................    United States        3,000,000         70,380,000
      Lexington Realty Trust, 6.50%, cvt. pfd. ...............................    United States          757,500         33,326,212
                                                                                                                     ---------------
                                                                                                                        103,706,212
                                                                                                                     ---------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,029,078,598) ...............                                        4,404,920,018
                                                                                                                     ---------------


84 | Annual Report

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                           COUNTRY     PRINCIPAL AMOUNT e      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
  f,g SENIOR FLOATING RATE INTERESTS 1.6%
      COMMERCIAL SERVICES 0.9%
      Ceva Group PLC,
         Dollar Pre-Refunded L/C Commitment, 5.26%, 8/01/12 ..................    United States       13,684,211     $   13,470,189
         EGL Term Loans, 8.665%, 8/01/12 .....................................    United States      116,315,789        114,496,609
    d First Data Corp.,
         Term Loan B-2, 9.50%, 10/01/14 ......................................    United States      225,000,000        216,528,750
         Term Loan B-3, 9.50%, 10/01/14 ......................................    United States      200,000,000        194,000,000
                                                                                                                     ---------------
                                                                                                                        538,495,548
                                                                                                                     ---------------
      CONSUMER DURABLES 0.2%
      Jarden Corp., Term Loan B-3, 7.843%, 1/24/12 ...........................    United States      124,687,500        123,873,291
                                                                                                                     ---------------
      PROCESS INDUSTRIES 0.2%
      Berry Plastics Holding Corp., Senior Unsecured Term Loan, 11.97%,
        6/15/14 ..............................................................    United States      135,000,000        118,659,600
                                                                                                                     ---------------
      PRODUCER MANUFACTURING 0.3%
      Allison Transmission, Term Loan B, 8.48% - 8.57%, 8/07/14 ..............    United States      125,000,000        121,413,750
      Rexnord Holdings Inc., PIK Interest Facility, 12.58%, 2/20/13 ..........    United States       79,863,605         74,335,446
                                                                                                                     ---------------
                                                                                                                        195,749,196
                                                                                                                     ---------------
      TOTAL SENIOR FLOATING RATE INTERESTS (COST $982,407,823) ...............                                          976,777,635
                                                                                                                     ---------------
      CORPORATE BONDS 41.3%
      ALTERNATIVE POWER GENERATION 1.6%
b,h,i Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ...............    United States      125,000,000        135,625,000
      Dynegy Holdings Inc., senior note,
         6.875%, 4/01/11 .....................................................    United States      310,000,000        306,125,000
         8.75%, 2/15/12 ......................................................    United States      260,000,000        269,750,000
         8.375%, 5/01/16 .....................................................    United States      210,000,000        212,100,000
       b 144A, 7.75%, 6/01/19 ..............................................    United States      100,000,000         96,125,000
                                                                                                                     ---------------
                                                                                                                      1,019,725,000
                                                                                                                     ---------------
      COMMERCIAL SERVICES 1.6%
    b Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 .....................   United Kingdom      100,000,000        100,500,000
      Dex Media Inc.,
         senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
           11/15/13 ..........................................................    United States       60,000,000         56,700,000
         zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ...................    United States      210,000,000        198,450,000
      JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 ......    United States      158,000,000        160,370,000
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .............    United States      125,000,000        127,500,000
      R.H. Donnelley Corp.,
         6.875%, 1/15/13 .....................................................    United States       26,300,000         24,985,000
         senior discount note, 6.875%, 1/15/13 ...............................    United States       94,400,000         89,680,000
         senior note, 8.875%, 1/15/16 ........................................    United States       55,000,000         56,306,250
     b,d senior note, 144A, 8.875%, 10/15/17 .................................    United States      155,300,000        158,406,000
                                                                                                                     ---------------
                                                                                                                        972,897,250
                                                                                                                     ---------------


                                                              Annual Report | 85

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                           COUNTRY      PRINCIPAL AMOUNT e     VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      COMMUNICATIONS 1.5%
    b Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .................       Jamaica         140,000,000     $  131,950,000
      Qwest Capital Funding Inc.,
         7.00%, 8/03/09 ......................................................    United States      280,000,000        282,800,000
         7.25%, 2/15/11 ......................................................    United States      365,000,000        368,650,000
      Qwest Communications International Inc., senior note,
         7.50%, 2/15/14 ......................................................    United States       40,000,000         40,700,000
         B, 7.50%, 2/15/14 ...................................................    United States      140,000,000        142,450,000
                                                                                                                     ---------------
                                                                                                                        966,550,000
                                                                                                                     ---------------
      CONSUMER DURABLES 5.7%
      Beazer Homes USA Inc., senior note,
         8.625%, 5/15/11 .....................................................    United States       10,000,000          7,950,000
         6.875%, 7/15/15 .....................................................    United States       59,000,000         43,955,000
         8.125%, 6/15/16 .....................................................    United States       91,000,000         71,435,000
      D.R. Horton Inc.,
         5.625%, 1/15/16 .....................................................    United States       35,000,000         29,456,875
         senior note, 6.50%, 4/15/16 .........................................    United States       50,000,000         43,863,700
      Ford Motor Co., 7.45%, 7/16/31 .........................................    United States      600,000,000        474,000,000
      Ford Motor Credit Co. LLC,
         7.375%, 10/28/09 ....................................................    United States      750,000,000        735,762,750
         7.875%, 6/15/10 .....................................................    United States      510,000,000        498,834,060
         7.375%, 2/01/11 .....................................................    United States      450,000,000        431,510,850
         7.00%, 10/01/13 .....................................................    United States      100,000,000         90,476,700
         senior note, 9.75%, 9/15/10 .........................................    United States      105,000,000        107,187,150
         senior note, 9.875%, 8/10/11 ........................................    United States       75,000,000         76,025,100
         senior note, 7.25%, 10/25/11 ........................................    United States      155,000,000        145,376,670
    j General Motors Corp., senior deb., 8.375%, 7/15/33 .....................    United States      510,000,000        449,437,500
      K Hovnanian Enterprises Inc., senior note, 7.50%, 5/15/16 ..............    United States       60,000,000         48,000,000
      KB Home, senior note,
         6.375%, 8/15/11 .....................................................    United States       40,000,000         37,000,000
         5.75%, 2/01/14 ......................................................    United States       75,000,000         63,750,000
       j 6.25%, 6/15/15 ......................................................    United States      100,000,000         85,875,000
         7.25%, 6/15/18 ......................................................    United States       70,500,000         61,687,500
      Visant Holding Corp., senior note, 8.75%, 12/01/13 .....................    United States       50,000,000         51,375,000
                                                                                                                     ---------------
                                                                                                                      3,552,958,855
                                                                                                                     ---------------
      CONSUMER NON-DURABLES 0.2%
      Reynolds American Inc., senior secured note, 7.25%, 6/01/13 ............    United States       90,000,000         95,463,720
                                                                                                                     ---------------
      CONSUMER SERVICES 5.9%
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..............    United States      457,775,000        446,330,625
      CCH I Holdings LLC, senior note,
         13.50%, 1/15/14 .....................................................    United States      345,000,000        339,825,000
         9.92%, 4/01/14 ......................................................    United States      117,380,000        101,533,700
         11.75%, 5/15/14 .....................................................    United States      280,000,000        260,400,000
      CCH I LLC, senior secured note, 11.00%, 10/01/15 .......................    United States      725,000,000        737,687,500
      CCH II LLC, senior note, 10.25%, 9/15/10 ...............................    United States       80,000,000         82,200,000
      CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 .....................    United States      200,000,000        201,500,000


86 | Annual Report

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                           COUNTRY     PRINCIPAL AMOUNT e      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER SERVICES (CONTINUED)
      EchoStar DBS Corp., senior note, 7.125%, 2/01/16 ......................     United States      360,000,000     $  371,700,000
      Liberty Media Corp., senior note, 5.70%, 5/15/13 ......................     United States      148,000,000        139,005,892
      MGM MIRAGE, senior note,
         6.75%, 4/01/13 .....................................................     United States       70,000,000         68,775,000
         6.625%, 7/15/15 ....................................................     United States      120,000,000        114,450,000
         7.625%, 1/15/17 ....................................................     United States      250,000,000        248,750,000
    b Univision Communications Inc., senior note, 144A, PIK, 9.75%,
        3/15/15 .............................................................     United States      320,000,000        313,600,000
      Viacom Inc., senior note, 6.25%, 4/30/16 ..............................     United States      100,000,000        100,428,100
      XM Satellite Radio Inc., senior note, 9.75%, 5/01/14 ..................     United States      127,000,000        127,952,500
                                                                                                                     ---------------
                                                                                                                      3,654,138,317
                                                                                                                     ---------------
      ELECTRIC UTILITIES 1.9%
      Aquila Inc., senior note, 14.875%, 7/01/12 ............................     United States       95,400,000        120,681,000
      NRG Energy Inc., senior note,
         7.25%, 2/01/14 .....................................................     United States       60,000,000         60,300,000
         7.375%, 2/01/16 ....................................................     United States       80,000,000         80,400,000
      Reliant Energy Inc., senior note,
         7.625%, 6/15/14 ....................................................     United States      175,000,000        177,187,500
         7.875%, 6/15/17 ....................................................     United States      153,100,000        154,822,375
      TXU Corp., senior note,
         P, 5.55%, 11/15/14 .................................................     United States      350,000,000        284,028,500
         Q, 6.50%, 11/15/24 .................................................     United States      310,000,000        250,015,000
         R, 6.55%, 11/15/34 .................................................     United States      100,000,000         78,926,300
                                                                                                                     ---------------
                                                                                                                      1,206,360,675
                                                                                                                     ---------------
      ELECTRONIC TECHNOLOGY 2.7%
      DRS Technologies Inc., senior note, 6.625%, 2/01/16 ...................     United States       55,000,000         54,587,500
      Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14 .....       Singapore        110,000,000        103,400,000
      Freescale Semiconductor Inc., senior note,
         8.875%, 12/15/14 ...................................................     United States      363,000,000        352,110,000
       j 10.125%, 12/15/16 ..................................................     United States      575,000,000        537,625,000
      L-3 Communications Corp., senior sub. note,
         5.875%, 1/15/15 ....................................................     United States       42,500,000         41,012,500
         6.375%, 10/15/15 ...................................................     United States       85,000,000         83,937,500
      Lucent Technologies Inc., 6.45%, 3/15/29 ..............................     United States      180,000,000        150,300,000
      NXP BV/NXP Funding LLC, senior note, 9.50%, 10/15/15 ..................      Netherlands        50,000,000         46,750,000
      Sanmina-SCI Corp., senior sub. note,
       j 6.75%, 3/01/13 .....................................................     United States      150,000,000        129,750,000
         8.125%, 3/01/16 ....................................................     United States      100,000,000         87,000,000
      Seagate Technology HDD Holdings, senior note,
         6.375%, 10/01/11 ...................................................     United States       45,000,000         44,437,500
         6.80%, 10/01/16 ....................................................     United States       40,000,000         39,300,000
                                                                                                                     ---------------
                                                                                                                      1,670,210,000
                                                                                                                     ---------------


                                                              Annual Report | 87

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                           COUNTRY     PRINCIPAL AMOUNT e      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      ENERGY MINERALS 2.4%
      Callon Petroleum Co., senior note, 9.75%, 12/08/10 ....................     United States      110,000,000     $  108,625,000
      Chesapeake Energy Corp., senior note,
         7.625%, 7/15/13 ....................................................     United States       75,000,000         78,750,000
         6.50%, 8/15/17 .....................................................     United States      138,000,000        134,895,000
         6.25%, 1/15/18 .....................................................     United States      150,000,000        145,500,000
         6.875%, 11/15/20 ...................................................     United States      145,000,000        142,643,750
      Mariner Energy Inc., senior note,
         7.50%, 4/15/13 .....................................................     United States       45,000,000         43,875,000
         8.00%, 5/15/17 .....................................................     United States       25,000,000         24,562,500
      Massey Energy Co., senior note, 6.875%, 12/15/13 ......................     United States       44,650,000         41,859,375
      Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 ...........     United States      110,000,000        108,075,000
    b OPTI Canada Inc., senior note, 144A, 7.875%, 12/15/14 .................        Canada          220,000,000        221,100,000
      Peabody Energy Corp., senior note, 7.375%, 11/01/16 ...................     United States       57,225,000         60,658,500
      Pioneer Natural Resources Co., 6.875%, 5/01/18 ........................     United States      110,000,000        103,835,820
      Plains Exploration & Production Co., senior note, 7.75%, 6/15/15 ......     United States       75,000,000         73,875,000
      Pogo Producing Co., senior sub. note, 7.875%, 5/01/13 .................     United States       78,175,000         81,302,000
    b W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14 ..................     United States      100,000,000         96,750,000
                                                                                                                     ---------------
                                                                                                                      1,466,306,945
                                                                                                                     ---------------
      FINANCE 5.2%
      E*TRADE Financial Corp., senior note,
         7.375%, 9/15/13 ....................................................     United States      235,000,000        220,900,000
         7.875%, 12/01/15 ...................................................     United States       25,000,000         23,250,000
      GMAC LLC,
         5.625%, 5/15/09 ....................................................     United States      225,000,000        219,131,775
         7.75%, 1/19/10 .....................................................     United States      550,000,000        545,806,800
         7.25%, 3/02/11 .....................................................     United States      175,000,000        169,773,100
         6.875%, 9/15/11 ....................................................     United States      800,000,000        761,973,600
         6.875%, 8/28/12 ....................................................     United States      300,400,000        282,055,773
         6.75%, 12/01/14 ....................................................     United States      125,000,000        113,452,500
      Hertz Corp., senior note, 8.875%, 1/01/14 .............................     United States      100,000,000        103,500,000
      Lehman Brothers Holdings Inc., senior note,
         6.20%, 9/26/14 .....................................................     United States      250,000,000        251,342,000
         7.00%, 9/27/27 .....................................................     United States      100,000,000        102,665,300
      Residential Capital LLC, senior note,
         6.375%, 6/30/10 ....................................................     United States      360,000,000        298,974,600
         6.50%, 6/01/12 .....................................................     United States       75,000,000         60,806,175
      United Rentals Inc., senior note, 6.50%, 2/15/12 ......................     United States       35,000,000         35,612,500
      United Rentals North America Inc., senior sub. note, 7.00%,
       2/15/14 ..............................................................     United States       45,000,000         46,125,000
                                                                                                                     ---------------
                                                                                                                      3,235,369,123
                                                                                                                     ---------------
      HEALTH SERVICES 3.9%
    b Community Health Systems Inc., senior note, 144A, 8.875%,
       7/15/15 ..............................................................     United States      340,000,000        351,050,000
      DaVita Inc.,
         senior note, 6.625%, 3/15/13 .......................................     United States      250,000,000        249,375,000
         senior sub. note, 7.25%, 3/15/15 ...................................     United States      110,000,000        110,825,000


88 | Annual Report

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                           COUNTRY     PRINCIPAL AMOUNT e      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      HEALTH SERVICES (CONTINUED)
      HCA Inc.,
         6.375%, 1/15/15 ....................................................     United States      125,000,000     $  106,875,000
         senior note, 6.95%, 5/01/12 ........................................     United States       50,000,000         46,750,000
         senior note, 6.50%, 2/15/16 ........................................     United States      150,000,000        128,250,000
       b senior secured note, 144A, 9.25%, 11/15/16 .........................     United States      107,000,000        113,955,000
      Tenet Healthcare Corp., senior note,
         6.375%, 12/01/11 ...................................................     United States      527,500,000        464,200,000
         6.50%, 6/01/12 .....................................................     United States      265,000,000        225,912,500
         7.375%, 2/01/13 ....................................................     United States      360,000,000        306,900,000
       f FRN, 9.25%, 2/01/15 ................................................     United States      250,000,000        221,875,000
  b,f U.S. Oncology Holdings Inc., senior note, 144A, FRN, 10.759%,
         3/15/12 ............................................................     United States       70,000,000         62,650,000
      Vanguard Health Holding Co. I LLC, senior disc. note, zero cpn. to
         10/01/09, 11.25% thereafter, 10/01/15 ..............................     United States       23,900,000         17,984,750
                                                                                                                     ---------------
                                                                                                                      2,406,602,250
                                                                                                                     ---------------
      INDUSTRIAL SERVICES 3.6%
      Allied Waste North America Inc.,
         senior note, 7.25%, 3/15/15 ........................................     United States      130,000,000        133,250,000
       j senior note, B, 7.375%, 4/15/14 ....................................     United States      190,000,000        191,900,000
         senior note, B, 7.125%, 5/15/16 ....................................     United States      170,000,000        174,675,000
         senior secured note, 6.50%, 11/15/10 ...............................     United States      120,000,000        121,500,000
         senior secured note, 6.375%, 4/15/11 ...............................     United States       50,000,000         50,375,000
         senior secured note, 6.125%, 2/15/14 ...............................     United States      207,000,000        202,083,750
         senior secured note, 6.875%, 6/01/17 ...............................     United States      190,000,000        191,900,000
      Browning-Ferris Industries Inc., 7.40%, 9/15/35 .......................     United States       72,500,000         68,512,500
      El Paso Corp., senior note,
         6.75%, 5/15/09 .....................................................     United States      230,000,000        232,324,150
         MTN, 7.75%, 1/15/32 ................................................     United States      280,000,000        285,723,760
      Sabine Pass LNG LP, senior secured note,
         7.25%, 11/30/13 ....................................................     United States       92,000,000         91,080,000
         7.50%, 11/30/16 ....................................................     United States      390,000,000        386,100,000
      Sesi LLC, senior note, 6.875%, 6/01/14 ................................     United States      110,000,000        107,250,000
      Sonat Inc., senior note, 7.625%, 7/15/11 ..............................     United States       35,000,000         36,397,340
                                                                                                                     ---------------
                                                                                                                      2,273,071,500
                                                                                                                     ---------------
      NON-ENERGY MINERALS 0.8%
      Freeport-McMoRan Copper & Gold Inc., senior note,
         8.25%, 4/01/15 .....................................................     United States       86,600,000         93,744,500
         8.375%, 4/01/17 ....................................................     United States      214,275,000        234,631,125
      Novelis Inc., senior note, 7.25%, 2/15/15 .............................        Canada          190,000,000        184,300,000
                                                                                                                     ---------------
                                                                                                                        512,675,625
                                                                                                                     ---------------
      PROCESS INDUSTRIES 1.6%
    j Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 ......        Canada          100,600,000         73,689,500
      Chemtura Corp., senior note, 6.875%, 6/01/16 ..........................     United States       12,800,000         12,224,000
    b Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
         2/15/16 ............................................................    United Kingdom      115,000,000 EUR    154,161,410


                                                              Annual Report | 89

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                           COUNTRY     PRINCIPAL AMOUNT e      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      PROCESS INDUSTRIES (CONTINUED)
      Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ..................    United States      200,000,000     $  201,500,000
      Lyondell Chemical Co., senior note,
         8.00%, 9/15/14 ......................................................    United States       70,000,000         77,350,000
         8.25%, 9/15/16 ......................................................    United States       33,100,000         37,485,750
      Nalco Finance Holdings, senior note, zero cpn. to 8/01/09, 9.00%
         thereafter, 2/01/14 .................................................    United States      380,000,000        332,500,000
      Owens-Brockway Glass Container Inc., senior note, 6.75%,
         12/01/14 ............................................................    United States       50,000,000         49,562,500
      Stone Container Corp., senior note, 8.00%, 3/15/17 .....................    United States       68,000,000         67,150,000
                                                                                                                     ---------------
                                                                                                                      1,005,623,160
                                                                                                                     ---------------
      PRODUCER MANUFACTURING 0.4%
      Case New Holland Inc., senior note, 7.125%, 3/01/14 ...................     United States       81,900,000         84,357,000
      RBS Global & Rexnord Corp.,
         senior note, 9.50%, 8/01/14 ........................................     United States       40,000,000         41,600,000
         senior sub. note, 11.75%, 8/01/16 ..................................     United States       50,000,000         53,500,000
    b TRW Automotive Inc., senior note, 144A,
         7.00%, 3/15/14 .....................................................     United States       22,700,000         22,132,500
         7.25%, 3/15/17 .....................................................     United States       48,500,000         47,530,000
                                                                                                                     ---------------
                                                                                                                        249,119,500
                                                                                                                     ---------------
      REAL ESTATE INVESTMENT TRUSTS 0.8%
      Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 ...............     United States       87,600,000         87,819,000
      Host Marriott LP, senior note,
         K, 7.125%, 11/01/13 ................................................     United States       50,000,000         50,625,000
         O, 6.375%, 3/15/15 .................................................     United States      215,000,000        211,237,500
         Q, 6.75%, 6/01/16 ..................................................     United States      160,000,000        159,200,000
                                                                                                                     ---------------
                                                                                                                        508,881,500
                                                                                                                     ---------------
      RETAIL TRADE 0.9%
    b Dollar General Corp., senior note, 144A,
         10.625%, 7/15/15 ...................................................     United States      580,000,000        548,100,000
         PIK, 11.875%, 7/15/17 ..............................................     United States       35,000,000         30,625,000
                                                                                                                     ---------------
                                                                                                                        578,725,000
                                                                                                                     ---------------
      TECHNOLOGY SERVICES 0.3%
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 .......................................     United States       59,300,000         61,968,500
         senior sub. note, 10.25%, 8/15/15 ..................................     United States      100,000,000        105,000,000
                                                                                                                     ---------------
                                                                                                                        166,968,500
                                                                                                                     ---------------
      UTILITIES 0.3%
    b Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ................      Netherlands       165,000,000        174,075,000
                                                                                                                     ---------------
      TOTAL CORPORATE BONDS (COST $25,597,297,525) ..........................                                        25,715,721,920
                                                                                                                     ---------------


90 | Annual Report

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                           COUNTRY     PRINCIPAL AMOUNT e      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CONVERTIBLE BONDS 1.4%
      ALTERNATIVE POWER GENERATION 0.5%
  h,i Calpine Corp., cvt., sub. note, 7.75%, 6/01/15 ........................     United States      295,000,000     $  303,062,350
                                                                                                                     ---------------
      ELECTRONIC TECHNOLOGY 0.8%
    b Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%,
         8/15/12 ............................................................     United States      325,000,000        334,659,000
      Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ..............        Canada          192,187,000        189,546,735
                                                                                                                     ---------------
                                                                                                                        524,205,735
                                                                                                                     ---------------
      INDUSTRIAL SERVICES 0.1%
      Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08 .............     United States       50,000,000         49,625,000
                                                                                                                     ---------------
      TOTAL CONVERTIBLE BONDS (COST $829,409,801) ...........................                                           876,893,085
      MORTGAGE-BACKED SECURITIES 4.0%                                                                                ---------------
      FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.5%
      FHLMC Gold 30 Year, 5.00%, 5/01/33 - 8/01/34 ..........................     United States      426,944,715        408,559,751
      FHLMC Gold 30 Year, 5.50%, 8/01/35 - 11/01/35 .........................     United States      294,868,991        289,132,882
      FHLMC Gold 30 Year, 6.00%, 8/01/35 - 6/01/36 ..........................     United States      259,130,816        259,533,476
                                                                                                                     ---------------
                                                                                                                        957,226,109
                                                                                                                     ---------------
      FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.0%
      FNMA 30 Year, 5.50%, 2/01/35 - 8/01/37 ................................     United States      624,240,650        611,835,486
      FNMA 30 Year, 6.00%, 5/01/37 - 8/01/37 ................................     United States      621,804,570        622,831,821
                                                                                                                     ---------------
                                                                                                                      1,234,667,307
                                                                                                                     ---------------
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.5%
      GNMA I SF 30 Year, 5.00%, 4/15/33 - 6/15/34 ...........................     United States      329,414,542        319,197,337
                                                                                                                     ---------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $2,508,802,912) ................                                         2,511,090,753
                                                                                                                     ---------------
      TOTAL LONG TERM INVESTMENTS (COST $52,040,902,999) ....................                                        58,257,054,802
                                                                                                                     ---------------

                                                                                                 ------------------
                                                                                                       SHARES
                                                                                                 ------------------
      SHORT TERM INVESTMENTS 6.0%
      MONEY MARKET FUND (COST $210,467,939) 0.3%
    k Franklin Institutional Fiduciary Trust Money Market Portfolio,
         4.95% ..............................................................     United States      210,467,939        210,467,939
                                                                                                                     ---------------
      INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.2%
      MONEY MARKET FUND (COST $140,837,000) 0.2%
    l Bank of New York Institutional Cash Reserve Fund, 5.48% ...............     United States      140,837,000        140,837,000
                                                                                                                     ---------------


                                                              Annual Report | 91

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                           COUNTRY     PRINCIPAL AMOUNT e      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (CONTINUED)
      REPURCHASE AGREEMENT (COST $3,405,193,421) 5.5%
    m Joint Repurchase Agreement, 4.656%, 10/01/07 (Maturity Value
      $3,406,514,664) ........................................................    United States    3,405,193,421    $ 3,405,193,421
      ABN AMRO Bank NV, New York Branch (Maturity Value $315,715,779)
      Banc of America Securities LLC (Maturity Value $315,715,779)
      Barclays Capital Inc. (Maturity Value $315,715,779)
      BNP Paribas Securities Corp. (Maturity Value $315,715,779)
      Deutsche Bank Securities Inc. (Maturity Value $315,715,779)
      Goldman, Sachs & Co. (Maturity Value $315,715,779)
      Greenwich Capital Markets Inc. (Maturity Value $315,715,779)
      Lehman Brothers Inc. (Maturity Value $249,356,874)
      Merrill Lynch Government Securities Inc. (Maturity Value $315,715,779)
      Morgan Stanley & Co. Inc. (Maturity Value $315,715,779)
      UBS Securities LLC (Maturity Value $315,715,779)
        Collateralized by U.S. Government Agency Securities, 2.84% - 7.25%,
         10/05/07 - 8/23/12; n U.S. Government Agency Discount Notes,
         10/01/07 - 3/05/08; n U.S. Treasury Bill, 12/06/07 - 3/27/08 and
         U.S. Treasury Notes, 4.125% - 4.875%, 4/30/12 - 8/31/12                                                    ----------------
      TOTAL INVESTMENTS (COST $55,797,401,359) 99.5% .........................                                       62,013,553,162
      OTHER ASSETS, LESS LIABILITIES 0.5% ....................................                                          292,341,959
                                                                                                                    ----------------
      NET ASSETS 100.0% ......................................................                                      $62,305,895,121
                                                                                                                    ================

See Currency and Selected Portfolio Abbreviations on page 107.

a See Note 9 regarding holdings of 5% voting securities.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the aggregate value of these securities was $6,340,129,409, representing 10.18% of net assets.

c Non-income producing for the twelve months ended September 30, 2007.

d See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.

e The principal amount is stated in U.S. dollars unless otherwise indicated.

f The coupon rate shown represents the rate at period end.

g See Note 1(g) regarding senior floating rate interests.

h See Note 8 regarding defaulted securities.

i See Note 10 regarding other considerations.

j A portion or all of the security is on loan as of September 30, 2007. See Note 1(f).

k See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

l The rate shown is the annualized seven-day yield at period end.

m See Note 1(c) regarding repurchase agreement.

n The security is traded on a discount basis with no stated coupon rate.


92 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                       ----------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS A                                                    2007            2006            2005            2004            2003
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $      6.43     $      6.53     $      6.68     $      6.81     $      6.99
                                                       ----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................          0.31            0.30            0.28            0.27            0.28
   Net realized and unrealized gains (losses) ......         (0.02)          (0.09)          (0.11)          (0.04)          (0.10)
                                                       ----------------------------------------------------------------------------
Total from investment operations ...................          0.29            0.21            0.17            0.23            0.18
                                                       ----------------------------------------------------------------------------
Less distributions from net investment income ......         (0.33)          (0.31)          (0.32)          (0.36)          (0.36)
                                                       ----------------------------------------------------------------------------
Redemption fees ....................................            -- d            -- d            -- d            -- d            --
                                                       ----------------------------------------------------------------------------
Net asset value, end of year .......................   $      6.39     $      6.43     $      6.53     $      6.68     $      6.81
                                                       ============================================================================

Total return c .....................................          4.63%           3.40%           2.67%           3.46%           2.66%

RATIOS TO AVERAGE NET ASSETS
Expenses ...........................................          0.72% e         0.72% e         0.72% e         0.70% e         0.70%
Net investment income ..............................          4.78%           4.64%           4.29%           4.09%           4.11%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $ 5,073,449     $ 5,291,117     $ 5,901,449     $ 6,420,381     $ 7,286,317
Portfolio turnover rate ............................         12.34%          20.54%          29.14%          41.45%          66.96%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 93

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                       ----------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS B                                                    2007            2006            2005            2004            2003
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $      6.42     $      6.52     $      6.67     $      6.80     $      6.98
                                                       ----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................          0.27            0.26            0.25            0.24            0.25
   Net realized and unrealized gains (losses) ......         (0.01)          (0.08)          (0.11)          (0.05)          (0.10)
                                                       ----------------------------------------------------------------------------
Total from investment operations ...................          0.26            0.18            0.14            0.19            0.15
                                                       ----------------------------------------------------------------------------
Less distributions from net investment income ......         (0.30)          (0.28)          (0.29)          (0.32)          (0.33)
                                                       ----------------------------------------------------------------------------
Redemption fees ....................................            -- d            -- d            -- d            -- d            --
                                                       ----------------------------------------------------------------------------
Net asset value, end of year .......................   $      6.38     $      6.42     $      6.52     $      6.67     $      6.80
                                                       ============================================================================

Total return c .....................................          4.10%           2.87%           2.13%           2.92%           2.13%

RATIOS TO AVERAGE NET ASSETS
Expenses ...........................................          1.25% e         1.24% e         1.25% e         1.23% e         1.23%
Net investment income ..............................          4.25%           4.12%           3.76%           3.56%           3.58%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $   316,720     $   388,807     $   478,788     $   568,276     $   678,814
Portfolio turnover rate ............................         12.34%          20.54%          29.14%          41.45%          66.96%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


94 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                       ----------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS C                                                    2007            2006            2005            2004            2003
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $      6.40     $      6.50     $      6.65     $      6.78     $      6.97
                                                       ----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........................         0.27            0.26            0.25            0.24            0.25
   Net realized and unrealized gains (losses) ......         (0.01)          (0.08)          (0.11)          (0.05)          (0.11)
                                                       ----------------------------------------------------------------------------
Total from investment operations ...................          0.26            0.18            0.14            0.19            0.14
                                                       ----------------------------------------------------------------------------
Less distributions from net investment income ......         (0.30)          (0.28)          (0.29)          (0.32)          (0.33)
                                                       ----------------------------------------------------------------------------
Redemption fees ....................................            -- d            -- d            -- d            -- d            --
                                                       ----------------------------------------------------------------------------
Net asset value, end of year .......................   $      6.36     $      6.40     $      6.50     $      6.65     $      6.78
                                                       ============================================================================

Total return c .....................................          4.12%           2.88%           2.14%           2.91%           2.00%

RATIOS TO AVERAGE NET ASSETS
Expenses ...........................................          1.25% e         1.23% e         1.25% e         1.23% e         1.23%
Net investment income ..............................          4.25%           4.13%           3.76%           3.56%           3.58%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $   418,951     $   424,462     $   508,539     $   597,451     $   814,635
Portfolio turnover rate ............................         12.34%          20.54%          29.14%          41.45%          66.96%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 95

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                       ----------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS R                                                    2007            2006            2005            2004            2003
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $      6.43     $      6.53     $      6.68     $      6.81     $      6.99
                                                       ----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................          0.28            0.27            0.26            0.25            0.25
   Net realized and unrealized gains (losses) ......         (0.01)          (0.08)          (0.11)          (0.05)          (0.09)
                                                       ----------------------------------------------------------------------------
Total from investment operations ...................          0.27            0.19            0.15            0.20            0.16
                                                       ----------------------------------------------------------------------------
Less distributions from net investment income ......         (0.31)          (0.29)          (0.30)          (0.33)          (0.34)
                                                       ----------------------------------------------------------------------------
Redemption fees ....................................            -- d            -- d            -- d            -- d            --
                                                       ----------------------------------------------------------------------------
Net asset value, end of year .......................   $      6.39     $      6.43     $      6.53     $      6.68     $      6.81
                                                       ============================================================================

Total return c .....................................          4.25%           3.01%           2.29%           3.08%           2.29%

RATIOS TO AVERAGE NET ASSETS
Expenses ...........................................          1.10% e         1.09% e         1.10% e         1.08% e         1.08%
Net investment income ..............................          4.40%           4.27%           3.91%           3.71%           3.73%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $    74,537     $    71,104     $    65,790     $    59,431     $    54,042
Portfolio turnover rate ............................         12.34%          20.54%          29.14%          41.45%          66.96%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


96 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                       ----------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                              2007            2006            2005            2004            2003
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $      6.45     $      6.55     $      6.69     $      6.83     $      7.01
                                                       ----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................          0.31            0.31            0.29            0.28            0.29
   Net realized and unrealized gains (losses) ......         (0.01)          (0.09)          (0.10)          (0.06)          (0.10)
                                                       ----------------------------------------------------------------------------
Total from investment operations ...................          0.30            0.22            0.19            0.22            0.19
                                                       ----------------------------------------------------------------------------
Less distributions from net investment income ......         (0.34)          (0.32)          (0.33)          (0.36)          (0.37)
                                                       ----------------------------------------------------------------------------
Redemption fees ....................................            -- c            -- c            -- c            -- c            --
                                                       ----------------------------------------------------------------------------
Net asset value, end of year .......................   $      6.41     $      6.45     $      6.55     $      6.69     $      6.83
                                                       ============================================================================

Total return .......................................          4.75%           3.53%           2.95%           3.42%           2.79%

RATIOS TO AVERAGE NET ASSETS
Expenses ...........................................          0.60% d         0.59% d         0.60% d         0.58% d         0.58%
Net investment income ..............................          4.90%           4.77%           4.41%           4.21%           4.23%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $   470,751     $   387,239     $   334,681     $   340,279     $   308,411
Portfolio turnover rate ............................         12.34%          20.54%          29.14%          41.45%          66.96%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Amount rounds to less than $0.01 per share.

d Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 97

  Franklin Custodian Funds, Inc.

  STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                    PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 95.9%
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 95.9%
  GNMA GP 30 Year, 8.25%, 3/15/17 - 10/15/17 .............................................    $        115,112    $       122,605
  GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16 .............................................             289,479            311,127
  GNMA GP 30 Year, 10.00%, 11/15/09 - 4/15/10 ............................................             195,310            204,435
  GNMA GP 30 Year, 10.25%, 5/15/20 .......................................................              10,638             12,071
  GNMA GP 30 Year, 11.00%, 1/15/10 - 12/15/10 ............................................             407,306            435,001
  GNMA GP 30 Year, 11.25%, 7/15/13 - 1/15/16 .............................................             244,501            275,430
  GNMA GP 30 Year, 11.50%, 2/15/13 - 5/15/13 .............................................              38,769             43,508
  GNMA GP 30 Year, 11.75%, 7/15/13 - 8/15/13 .............................................              36,814             41,739
  GNMA GP 30 Year, 12.00%, 3/15/11 - 12/15/12 ............................................              17,419             19,325
  GNMA GP 30 Year, 12.50%, 5/15/10 - 6/15/10 .............................................              28,622             31,098
  GNMA GP 30 Year, 12.75%, 5/15/14 .......................................................               5,440              6,167
  GNMA I SF 15 Year, 6.50%, 5/15/18 ......................................................           2,071,700          2,122,526
  GNMA I SF 15 Year, 7.00%, 10/15/09 .....................................................             505,839            508,714
  GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/36 ............................................         656,588,096        636,215,191
  GNMA I SF 30 Year, 5.50%, 5/15/28 - 7/15/37 ............................................       1,194,414,000      1,179,321,518
a GNMA I SF 30 Year, 6.00%, 10/15/23 - 7/15/37 ...........................................       1,126,877,800      1,135,564,103
  GNMA I SF 30 Year, 6.50%, 5/15/23 - 7/15/37 ............................................         422,317,538        432,774,410
  GNMA I SF 30 Year, 6.75%, 3/15/26 - 4/15/26 ............................................              71,221             74,144
  GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32 ............................................         209,731,651        219,843,087
  GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ...........................................             664,545            693,373
  GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/32 ............................................          57,185,152         59,995,952
  GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22 ............................................             488,464            513,944
  GNMA I SF 30 Year, 8.00%, 12/15/07 - 9/15/30 ...........................................          44,528,430         47,203,339
  GNMA I SF 30 Year, 8.25%, 3/15/27 - 11/15/27 ...........................................             144,291            154,608
  GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ...........................................           9,991,281         10,775,848
  GNMA I SF 30 Year, 9.00%, 11/15/08 - 7/15/23 ...........................................          12,284,907         13,243,315
  GNMA I SF 30 Year, 9.50%, 5/15/09 - 1/15/23 ............................................           7,609,456          8,284,226
  GNMA I SF 30 Year, 10.00%, 4/15/12 - 3/15/25 ...........................................           9,678,392         10,982,360
  GNMA I SF 30 Year, 10.50%, 12/15/09 - 10/15/21 .........................................           7,283,454          8,298,967
  GNMA I SF 30 Year, 11.00%, 11/15/09 - 5/15/21 ..........................................           6,269,234          7,002,779
  GNMA I SF 30 Year, 11.50%, 3/15/13 - 2/15/16 ...........................................           1,612,040          1,825,842
  GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ...........................................           7,678,028          8,797,684
  GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ...........................................           6,537,016          7,347,957
  GNMA I SF 30 Year, 13.00%, 7/15/10 - 1/15/16 ...........................................           7,120,936          8,094,119
  GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ...........................................              65,518             69,858
  GNMA II GP 30 Year, 11.50%, 8/20/13 ....................................................              15,174             16,971
  GNMA II SF 30 Year, 4.50%, 5/20/33 - 10/20/34 ..........................................          41,577,546         38,817,216
  GNMA II SF 30 Year, 5.00%, 7/20/33 - 3/20/36 ...........................................         321,946,937        309,327,855
  GNMA II SF 30 Year, 5.00%, 9/20/33 .....................................................         277,384,804        266,729,019
  GNMA II SF 30 Year, 5.50%, 6/20/34 .....................................................          72,683,414         71,519,957
  GNMA II SF 30 Year, 5.50%, 7/20/34 - 6/20/36 ...........................................         364,716,970        358,725,588
  GNMA II SF 30 Year, 5.50%, 12/20/34 ....................................................         220,579,913        217,049,050
  GNMA II SF 30 Year, 5.50%, 1/20/35 .....................................................          90,002,005         88,524,574
  GNMA II SF 30 Year, 5.50%, 2/20/35 .....................................................         111,047,362        109,224,460
  GNMA II SF 30 Year, 5.50%, 6/20/35 .....................................................          66,347,638         65,258,506
  GNMA II SF 30 Year, 5.50%, 4/20/36 .....................................................          64,689,866         63,595,519
  GNMA II SF 30 Year, 6.00%, 10/20/23 - 5/20/37 ..........................................         420,465,516        422,881,118


98| Annual Report

  Franklin Custodian Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                    PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
  GNMA II SF 30 Year, 6.00%, 9/20/34 .....................................................    $     70,624,795    $    71,081,183
  GNMA II SF 30 Year, 6.00%, 11/20/35 ....................................................          65,929,652         66,297,527
  GNMA II SF 30 Year, 6.50%, 6/20/24 - 3/20/34 ...........................................          78,486,946         80,369,415
  GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33 ...........................................          42,129,476         43,997,060
  GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32 ..........................................           7,585,813          7,934,938
  GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 ...........................................           3,722,109          3,937,580
  GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 ...........................................           1,928,929          2,071,409
  GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21 ..........................................             568,850            611,793
  GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25 ...........................................             328,185            358,232
  GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 ..........................................             703,195            796,094
  GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 ..........................................           2,113,102          2,395,668
  GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 ..........................................             317,224            360,226
  GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 ..........................................             170,239            193,753
  GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 ..........................................             356,239            406,543
  GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 ........................................             244,786            278,114
  GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 .........................................             244,111            278,977
                                                                                                                  ----------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $6,173,941,600) .................................                          6,094,248,715
                                                                                                                  ----------------

                                                                                              ----------------
                                                                                                   SHARES
                                                                                              ----------------
  SHORT TERM INVESTMENTS 4.4%
  MONEY MARKET FUND (COST $210,435,916) 3.3%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ...................         210,435,916        210,435,916
                                                                                                                  ----------------

                                                                                              ----------------
                                                                                              PRINCIPAL AMOUNT
                                                                                              ----------------
  REPURCHASE AGREEMENT (COST $66,465,000) 1.1%
c Barclays De Zoete Wedd Securities Inc., 3.90%, 10/01/07 (Maturity Value $66,486,601)
    Collateralized by U.S. Treasury Note, 3.875%, 7/15/10 ................................    $     66,465,000         66,465,000
                                                                                                                  ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $276,900,916) .......................................                            276,900,916
                                                                                                                  ----------------
  TOTAL INVESTMENTS (COST $6,450,842,516) 100.3% .........................................                          6,371,149,631
  OTHER ASSETS, LESS LIABILITIES (0.3)% ..................................................                            (16,742,063)
                                                                                                                  ----------------
  NET ASSETS 100.0% ......................................................................                        $ 6,354,407,568
                                                                                                                  ================

See Selected Portfolio Abbreviations on page 107.

a See Note 1(d) regarding securities purchased on a to-be-announced basis.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

c See Note 1(c) regarding repurchase agreement.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 99

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS

FRANKLIN UTILITIES FUND

                                                          ------------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
CLASS A                                                          2007           2006           2005           2004           2003
                                                          ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................    $     12.89    $     12.59    $     10.16    $      8.80    $      7.96
                                                          ------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...........................           0.40           0.43           0.45           0.43           0.42
   Net realized and unrealized gains (losses) ........           2.16           0.37           2.42           1.33           0.85
                                                          ------------------------------------------------------------------------
Total from investment operations .....................           2.56           0.80           2.87           1.76           1.27
                                                          ------------------------------------------------------------------------
Less distributions from:
   Net investment income .............................          (0.40)         (0.41)         (0.44)         (0.40)         (0.43)
   Net realized gains ................................          (0.47)         (0.09)            --             --             --
                                                          ------------------------------------------------------------------------
Total distributions ..................................          (0.87)         (0.50)         (0.44)         (0.40)         (0.43)
                                                          ------------------------------------------------------------------------
Redemption fees ......................................             -- d           -- d           -- d           -- d           --
                                                          ------------------------------------------------------------------------
Net asset value, end of year .........................    $     14.58    $     12.89    $     12.59    $     10.16    $      8.80
                                                          ========================================================================

Total return c .......................................          20.32%          6.69%         28.81%         20.40%         16.38%

RATIOS TO AVERAGE NET ASSETS
Expenses .............................................           0.75% e        0.76% e        0.78% e        0.80%          0.83%
Net investment income ................................           2.83%          3.54%          3.92%          4.49%          5.00%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................    $ 2,157,614    $ 1,926,732    $ 1,986,034    $ 1,450,832    $ 1,259,886
Portfolio turnover rate ..............................          10.84%          7.97%         13.53%         16.13%         25.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


100 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND

                                                          ------------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
CLASS B                                                          2007           2006           2005           2004           2003
                                                          ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................    $     12.88    $     12.57    $     10.15    $      8.80    $      7.97
                                                          ------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...........................           0.33           0.37           0.39           0.38           0.37
   Net realized and unrealized gains (losses) ........           2.15           0.38           2.42           1.33           0.85
                                                          ------------------------------------------------------------------------
Total from investment operations .....................           2.48           0.75           2.81           1.71           1.22
                                                          ------------------------------------------------------------------------
Less distributions from:

   Net investment income .............................          (0.33)         (0.35)         (0.39)         (0.36)         (0.39)

   Net realized gains ................................          (0.47)         (0.09)            --             --             --
                                                          ------------------------------------------------------------------------
Total distributions ..................................          (0.80)         (0.44)         (0.39)         (0.36)         (0.39)
                                                          ------------------------------------------------------------------------
Redemption fees ......................................             -- d           -- d           -- d           -- d           --
                                                          ------------------------------------------------------------------------
Net asset value, end of year .........................    $     14.56    $     12.88    $     12.57    $     10.15    $      8.80
                                                          ========================================================================

Total return c .......................................          19.66%          6.25%         28.11%         19.71%         15.88%

RATIOS TO AVERAGE NET ASSETS
Expenses .............................................           1.26% e        1.26% e        1.28% e        1.30%          1.34%
Net investment income ................................           2.32%          3.04%          3.42%          3.99%          4.49%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................    $   127,587    $   133,824    $   154,277    $   127,105    $    95,321
Portfolio turnover rate ..............................          10.84%          7.97%         13.53%         16.13%         25.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 101

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND

                                                                   ---------------------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
CLASS C                                                              2007          2006         2005         2004         2003
                                                                   ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................   $   12.85     $   12.55    $   10.13    $    8.78    $    7.95
                                                                   ---------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................................        0.33          0.37         0.39         0.38         0.36
   Net realized and unrealized gains (losses) ..................        2.15          0.37         2.42         1.33         0.86
                                                                   ---------------------------------------------------------------
Total from investment operations ...............................        2.48          0.74         2.81         1.71         1.22
                                                                   ---------------------------------------------------------------
Less distributions from:
   Net investment income .......................................       (0.33)        (0.35)       (0.39)       (0.36)       (0.39)
   Net realized gains ..........................................       (0.47)        (0.09)          --           --           --
                                                                   ---------------------------------------------------------------
Total distributions ............................................       (0.80)        (0.44)       (0.39)       (0.36)       (0.39)
                                                                   ---------------------------------------------------------------
Redemption fees ................................................          -- d          -- d         -- d         -- d         --
                                                                   ---------------------------------------------------------------
Net asset value, end of year ...................................   $   14.53     $   12.85    $   12.55    $   10.13    $    8.78
                                                                   ===============================================================

Total return c .................................................       19.72%         6.19%       28.16%       19.76%       15.77%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................................        1.26% e       1.25% e      1.28% e      1.30%        1.34%
Net investment income ..........................................        2.32%         3.05%        3.42%        3.99%        4.49%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................   $ 424,977     $ 391,509    $ 435,714    $ 283,747    $ 222,030
Portfolio turnover rate ........................................       10.84%         7.97%       13.53%       16.13%       25.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


102 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND

                                                                   ---------------------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
CLASS R                                                             2007           2006         2005         2004         2003
                                                                   ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................   $   12.86     $   12.57    $   10.15    $    8.79    $    7.96
                                                                   ---------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................................        0.35          0.39         0.43         0.39         0.37
   Net realized and unrealized gains (losses) ..................        2.16          0.36         2.40         1.34         0.86
                                                                   ---------------------------------------------------------------
Total from investment operations ...............................        2.51          0.75         2.83         1.73         1.23
                                                                   ---------------------------------------------------------------
Less distributions from:
   Net investment income .......................................       (0.36)        (0.37)       (0.41)       (0.37)       (0.40)
   Net realized gains ..........................................       (0.47)        (0.09)          --           --           --
                                                                   ---------------------------------------------------------------
Total distributions ............................................       (0.83)        (0.46)       (0.41)       (0.37)       (0.40)
                                                                   ---------------------------------------------------------------
Redemption fees ................................................          -- d          -- d         -- d         -- d         --
                                                                   ---------------------------------------------------------------
Net asset value, end of year ...................................   $   14.54     $   12.86    $   12.57    $   10.15    $    8.79
                                                                   ===============================================================

Total return c .................................................       19.92%         6.29%       28.35%       20.02%       15.96%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................................        1.11% e       1.11% e      1.13% e      1.15%        1.19%
Net investment income ..........................................        2.47%         3.19%        3.57%        4.14%        4.64%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................   $  41,845     $  27,736    $  14,649    $   1,590    $   1,142
Portfolio turnover rate ........................................       10.84%         7.97%       13.53%       16.13%       25.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 103

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND

                                                                   ---------------------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                        2007          2006         2005         2004            2003
                                                                   ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................   $   12.95     $   12.64    $   10.20    $    8.84    $    7.99
                                                                   ---------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................................        0.42          0.45         0.48         0.44         0.42
   Net realized and unrealized gains (losses) ..................        2.17          0.38         2.42         1.34         0.87
                                                                   ---------------------------------------------------------------
Total from investment operations ...............................        2.59          0.83         2.90         1.78         1.29
                                                                   ---------------------------------------------------------------
Less distributions from:
   Net investment income .......................................       (0.43)        (0.43)       (0.46)       (0.42)       (0.44)
   Net realized gains ..........................................       (0.47)        (0.09)          --           --           --
                                                                   ---------------------------------------------------------------
Total distributions ............................................       (0.90)        (0.52)       (0.46)       (0.42)       (0.44)
                                                                   ---------------------------------------------------------------
Redemption fees ................................................          -- c          -- c         -- c         -- c         --
                                                                   ---------------------------------------------------------------
Net asset value, end of year ...................................   $   14.64     $   12.95    $   12.64    $   10.20    $    8.84
                                                                   ===============================================================

Total return ...................................................       20.43%         6.88%       29.00%       20.48%       16.61%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................................        0.61% d       0.61% d      0.63% d      0.65%        0.69%
Net investment income ..........................................        2.97%         3.69%        4.07%        4.64%        5.14%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................   $  86,823     $ 103,041    $ 110,249    $  51,586    $  47,167
Portfolio turnover rate ........................................       10.84%         7.97%       13.53%       16.13%       25.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Amount rounds to less than $0.01 per share.

d Benefit of expense reduction rounds to less than 0.01%.


104 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN UTILITIES FUND                                                        COUNTRY            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.9%
  COMMON STOCKS 94.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.4%
  AT&T Inc. ...........................................................       United States         1,200,000      $   50,772,000
  Verizon Communications Inc. .........................................       United States         1,000,000          44,280,000
                                                                                                                   ---------------
                                                                                                                       95,052,000
                                                                                                                   ---------------
  ELECTRIC UTILITIES 80.6%
  Alliant Energy Corp. ................................................       United States         1,300,000          49,816,000
  Ameren Corp. ........................................................       United States         1,429,441          75,045,652
  American Electric Power Co. Inc. ....................................       United States         1,200,000          55,296,000
  CenterPoint Energy Inc. .............................................       United States         1,500,000          24,045,000
  Cleco Corp. .........................................................       United States         1,000,000          25,270,000
  Consolidated Edison Inc. ............................................       United States           700,000          32,410,000
  Constellation Energy Group ..........................................       United States           600,000          51,474,000
  Dominion Resources Inc. .............................................       United States         1,162,600          98,007,180
  DTE Energy Co. ......................................................       United States           600,000          29,064,000
  Duke Energy Corp. ...................................................       United States         4,391,400          82,075,266
  Edison International ................................................       United States         2,200,000         121,990,000
  Entergy Corp. .......................................................       United States         1,750,000         189,507,500
  Exelon Corp. ........................................................       United States         2,200,000         165,792,000
  FirstEnergy Corp. ...................................................       United States         1,900,000         120,346,000
  FPL Group Inc. ......................................................       United States         1,700,000         103,496,000
  Hawaiian Electric Industries Inc. ...................................       United States           500,000          10,855,000
  National Grid PLC ...................................................      United Kingdom         4,987,755          80,075,412
  Northeast Utilities .................................................       United States         1,000,000          28,570,000
  Pepco Holdings Inc. .................................................       United States         1,400,000          37,912,000
  PG&E Corp. ..........................................................       United States         2,000,000          95,600,000
  Pinnacle West Capital Corp. .........................................       United States           800,000          31,608,000
  Portland General Electric Co. .......................................       United States         1,000,000          27,800,000
  PPL Corp. ...........................................................       United States         2,300,000         106,490,000
  Progress Energy Inc. ................................................       United States         1,500,000          70,275,000
  Public Service Enterprise Group Inc. ................................       United States         1,100,000          96,789,000
  Puget Energy Inc. ...................................................       United States         1,725,000          42,210,750
  RWE AG ..............................................................          Germany              300,000          37,666,153
  SCANA Corp. .........................................................       United States         1,200,000          46,488,000
  Sierra Pacific Resources ............................................       United States         3,000,000          47,190,000
  The Southern Co. ....................................................       United States         2,500,000          90,700,000
  TECO Energy Inc. ....................................................       United States           269,800           4,432,814
  TXU Corp. ...........................................................       United States         1,300,000          89,011,000
  UIL Holdings Corp. ..................................................       United States           300,000           9,450,000
  Westar Energy Inc. ..................................................       United States           800,000          19,648,000
  Wisconsin Energy Corp. ..............................................       United States         1,000,000          45,030,000
  Xcel Energy Inc. ....................................................       United States         2,100,000          45,234,000
                                                                                                                   ---------------
                                                                                                                    2,286,669,727
                                                                                                                   ---------------
  GAS DISTRIBUTORS 6.9%
  AGL Resources Inc. ..................................................       United States           800,000          31,696,000
  Atmos Energy Corp. ..................................................       United States            27,100             767,472
  Gaz de France .......................................................          France               700,000          36,376,959
  Sempra Energy .......................................................       United States         1,000,000          58,120,000


                                                             Annual Report | 105

Franklin Custodian Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN UTILITIES FUND                                                        COUNTRY            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  GAS DISTRIBUTORS (CONTINUED)
  Spectra Energy Corp. ................................................       United States         2,195,700      $   53,750,736
  Vectren Corp. .......................................................       United States           600,000          16,374,000
                                                                                                                   ---------------
                                                                                                                      197,085,167
                                                                                                                   ---------------
  OIL & GAS PIPELINES 1.6%
  TransCanada Corp. ...................................................          Canada               250,000           9,168,384
  The Williams Cos. Inc. ..............................................       United States         1,100,000          37,466,000
                                                                                                                   ---------------
                                                                                                                       46,634,384
                                                                                                                   ---------------
  WATER UTILITIES 1.9%
  California Water Service Group ......................................       United States           400,000          15,396,000
  United Utilities PLC ................................................       United States         2,777,892          39,793,718
                                                                                                                   ---------------
                                                                                                                       55,189,718
                                                                                                                   ---------------
  TOTAL COMMON STOCKS (COST $1,597,605,003) ...........................                                             2,680,630,996
                                                                                                                   ---------------
  CONVERTIBLE PREFERRED STOCKS 1.2%
  ELECTRIC UTILITIES 1.2%
  CMS Energy Trust I, 7.75%, cvt. pfd. ................................       United States           270,050          13,548,976
  PNM Resources Inc., 6.75%, cvt. pfd. ................................       United States           450,000          20,081,250
                                                                                                                   ---------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $36,440,245) ...............                                                33,630,226
                                                                                                                   ---------------

                                                                                              ------------------
                                                                                              PRINCIPAL AMOUNT a
                                                                                              ------------------
  CORPORATE BONDS 3.3%
  ELECTRIC UTILITIES 3.3%
  Aquila Inc., senior note,
     9.95%, 2/01/11 ...................................................       United States      $  6,000,000           6,565,548
     8.27%, 11/15/21 ..................................................       United States         6,100,000           7,130,522
  CMS Energy Corp., senior note, 9.875%, 10/15/07 .....................       United States         8,500,000           8,521,250
  MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28 ........       United States        25,000,000          30,577,125
  Northeast Generation Co., senior secured note, B-1, 8.812%,
     10/15/26 .........................................................       United States         7,458,985           7,738,696
  TXU Corp., senior note,
     P, 5.55%, 11/15/14 ...............................................       United States        31,300,000          25,400,263
     R, 6.55%, 11/15/34 ...............................................       United States         8,700,000           6,866,588
                                                                                                                   ---------------
  TOTAL CORPORATE BONDS (COST $86,997,892) ............................                                                92,799,992
                                                                                                                   ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,721,043,140) ...................                                             2,807,061,214
                                                                                                                   ---------------

                                                                                              ------------------
                                                                                                    SHARES
                                                                                              ------------------
  SHORT TERM INVESTMENT (COST $30,674,876) 1.1%
  MONEY MARKET FUND 1.1%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ....   United States        30,674,876          30,674,876
                                                                                                                   ---------------
  TOTAL INVESTMENTS (COST $1,751,718,016) 100.0% ..........................                                         2,837,736,090
  OTHER ASSETS, LESS LIABILITIES 0.0% c ...................................                                             1,109,371
                                                                                                                   ---------------
  NET ASSETS 100.0% .......................................................                                        $2,838,845,461
                                                                                                                   ===============

See Selected Portfolio abbreviations on page 107.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

c Rounds to less than 0.1% of net assets.


106 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

CURRENCY ABBREVIATIONS

EUR - Euro

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GP    - Graduated Payment
MTN   - Medium Term Note
PIK   - Payment-In-Kind
SF    - Single Family


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 107

Franklin Custodian Funds, Inc.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2007

                                                                           ---------------------------------------------------------
                                                                               FRANKLIN             FRANKLIN            FRANKLIN
                                                                             DYNATECH FUND        GROWTH FUND         INCOME FUND
                                                                           ---------------------------------------------------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ......................................   $    293,785,893    $  1,027,904,583    $ 50,517,886,063
      Cost - Non-controlled affiliated issuers (Note 9) ................                 --                  --       1,663,853,936
      Cost - Sweep Money Fund (Note 7) .................................            263,223          26,004,842         210,467,939
      Cost - Repurchase agreements .....................................                 --                  --       3,405,193,421
                                                                           ---------------------------------------------------------
      Total cost of investments ........................................   $    294,049,116    $  1,053,909,425    $ 55,797,401,359
                                                                           =========================================================
      Value - Unaffiliated issuers .....................................   $    641,436,299    $  2,995,808,498    $ 55,297,770,775
      Value - Non-controlled affiliated issuers (Note 9) ...............                 --                  --       3,100,121,027
      Value - Sweep Money Fund (Note 7) ................................            263,223          26,004,842         210,467,939
      Value - Repurchase agreements ....................................                 --                  --       3,405,193,421
                                                                           ---------------------------------------------------------
      Total value of investments a .....................................        641,699,522       3,021,813,340      62,013,553,162
   Cash ................................................................                 --                  --         323,682,455
   Receivables:
      Investment securities sold .......................................          1,620,235             248,403         226,072,618
      Capital shares sold ..............................................            751,457           4,311,066         153,904,468
      Dividends and interest ...........................................            142,460           2,305,708         605,167,536
                                                                           ---------------------------------------------------------
         Total assets ..................................................        644,213,674       3,028,678,517      63,322,380,239
                                                                           ---------------------------------------------------------
Liabilities:
   Payables:
      Investment securities purchased ..................................          1,534,956                  --         715,219,201
      Capital shares redeemed ..........................................          1,302,524           4,836,157          93,875,397
      Affiliates .......................................................            645,693           2,899,878          51,437,683
   Payable upon return of securities loaned ............................                 --                  --         140,837,000
   Accrued expenses and other liabilities ..............................            344,720           1,857,446          15,115,837
                                                                           ---------------------------------------------------------
         Total liabilities .............................................          3,827,893           9,593,481       1,016,485,118
                                                                           ---------------------------------------------------------
            Net assets, at value .......................................   $    640,385,781    $  3,019,085,036    $ 62,305,895,121
                                                                           =========================================================
Net assets consist of:
   Paid-in capital .....................................................   $    294,592,033    $  1,155,889,253    $ 54,766,374,944
   Undistributed net investment income (distributions in excess of
     net investment income) ............................................                 --           5,085,267          (9,898,818)
   Net unrealized appreciation (depreciation) ..........................        347,650,406       1,967,903,915       6,216,337,021
   Accumulated net realized gain (loss) ................................         (1,856,658)       (109,793,399)      1,333,081,974
                                                                           ---------------------------------------------------------
            Net assets, at value .......................................   $    640,385,781    $  3,019,085,036    $ 62,305,895,121
                                                                           =========================================================

a The Franklin Income Fund includes $136,422,451 of securities loaned.


108 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2007

                                                                           ---------------------------------------------------------
                                                                               FRANKLIN            FRANKLIN            FRANKLIN
                                                                             DYNATECH FUND        GROWTH FUND         INCOME FUND
                                                                           ---------------------------------------------------------
CLASS A:
   Net assets, at value ................................................   $    553,347,468    $  2,123,418,907    $ 35,476,603,321
                                                                           =========================================================
   Shares outstanding ..................................................         17,116,822          45,800,434      12,956,232,046
                                                                           =========================================================
   Net asset value per share b .........................................   $          32.33    $          46.36    $           2.74
                                                                           =========================================================
   Maximum offering price per share (net asset value per share / 94.25%,
     94.25%, 95.75%, respectively) .....................................   $          34.30    $          49.19    $           2.86
                                                                           =========================================================
CLASS B:
   Net assets, at value ................................................   $     16,625,129    $    138,640,161    $  3,745,636,455
                                                                           =========================================================
   Shares outstanding ..................................................            540,150           3,121,407       1,373,242,473
                                                                           =========================================================
   Net asset value and maximum offering price per share b ..............   $          30.78    $          44.42    $           2.73
                                                                           =========================================================
CLASS B1:
   Net assets, at value ................................................                 --                  --    $    397,223,913
                                                                           =========================================================
   Shares outstanding ..................................................                 --                  --         144,997,876
                                                                           =========================================================
   Net asset value and maximum offering price per share b ..............                 --                  --    $           2.74
                                                                           =========================================================
CLASS C:
   Net assets, at value ................................................   $     70,413,184    $    340,671,112    $ 16,203,795,576
                                                                           =========================================================
   Shares outstanding ..................................................          2,311,640           7,736,689       5,881,000,530
                                                                           =========================================================
   Net asset value and maximum offering price per share b ..............   $          30.46    $          44.03    $           2.76
                                                                           =========================================================
CLASS R:
   Net assets, at value ................................................                 --    $     53,134,189    $    286,670,300
                                                                           =========================================================
   Shares outstanding ..................................................                 --           1,155,269         105,739,263
                                                                           =========================================================
   Net asset value and maximum offering price per share b ..............                 --    $          45.99    $           2.71
                                                                           =========================================================
ADVISOR CLASS:
   Net assets, at value ................................................                 --    $    363,220,667    $  6,195,965,556
                                                                           =========================================================
   Shares outstanding ..................................................                 --           7,819,062       2,273,489,212
                                                                           =========================================================
   Net asset value and maximum offering price per share b ..............                 --    $          46.45    $           2.73
                                                                           =========================================================

b Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 109

Franklin Custodian Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2007

                                                                               ----------------------------------
                                                                                   FRANKLIN
                                                                               U.S. GOVERNMENT       FRANKLIN
                                                                               SECURITIES FUND    UTILITIES FUND
                                                                               ----------------------------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .........................................    $ 6,173,941,600   $ 1,721,043,140
      Cost - Sweep Money Fund (Note 7) ....................................        210,435,916        30,674,876
      Cost - Repurchase agreements ........................................         66,465,000                --
                                                                               ----------------------------------
      Total cost of investments ...........................................    $ 6,450,842,516   $ 1,751,718,016
                                                                               ==================================
      Value - Unaffiliated issuers ........................................    $ 6,094,248,715   $ 2,807,061,214
      Value - Sweep Money Fund (Note 7) ...................................        210,435,916        30,674,876
      Value - Repurchase agreements .......................................         66,465,000                --
                                                                               ----------------------------------
      Total value of investments ..........................................      6,371,149,631     2,837,736,090
   Cash ...................................................................              3,418                --
   Receivables:
      Investment securities sold ..........................................                 --         8,113,583
      Capital shares sold .................................................          7,624,182         2,692,639
      Dividends and interest ..............................................         28,331,596         7,448,727
                                                                               ----------------------------------
         Total assets .....................................................      6,407,108,827     2,855,991,039
                                                                               ----------------------------------
Liabilities:
   Payables:
      Investment securities purchased .....................................         35,180,469         8,300,250
      Capital shares redeemed .............................................         10,972,128         5,502,228
      Affiliates ..........................................................          4,448,218         2,287,713
   Accrued expenses and other liabilities .................................          2,100,444         1,055,387
                                                                               ----------------------------------
         Total liabilities ................................................         52,701,259        17,145,578
                                                                               ----------------------------------
            Net assets, at value ..........................................    $ 6,354,407,568   $ 2,838,845,461
                                                                               ==================================

Net assets consist of:
   Paid-in capital ........................................................    $ 6,839,135,397   $ 1,645,940,883
   Undistributed net investment income ....................................          4,662,479         5,263,467
   Net unrealized appreciation (depreciation) .............................        (79,692,885)    1,086,018,777
   Accumulated net realized gain (loss) ...................................       (409,697,423)      101,622,334
                                                                               ----------------------------------
            Net assets, at value ..........................................    $ 6,354,407,568   $ 2,838,845,461
                                                                               ==================================


110 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2007

                                                                                  ----------------------------------
                                                                                      FRANKLIN
                                                                                  U.S. GOVERNMENT       FRANKLIN
                                                                                  SECURITIES FUND   UTILITIES FUND
                                                                                  ----------------------------------
CLASS A:
   Net assets, at value .......................................................   $ 5,073,449,107   $ 2,157,613,814
                                                                                  ==================================
   Shares outstanding .........................................................       793,431,744       147,996,646
                                                                                  ==================================
   Net asset value per share a ................................................   $          6.39   $         14.58
                                                                                  ==================================
   Maximum offering price per share (net asset value per share / 95.75%) ......   $          6.67   $         15.23
                                                                                  ==================================
CLASS B:
   Net assets, at value .......................................................   $   316,719,707   $   127,586,574
                                                                                  ==================================
   Shares outstanding .........................................................        49,609,415         8,760,179
                                                                                  ==================================
   Net asset value and maximum offering price per share a .....................   $          6.38   $         14.56
                                                                                  ==================================
CLASS C:
   Net assets, at value .......................................................   $   418,950,970   $   424,977,085
                                                                                  ==================================
   Shares outstanding .........................................................        65,843,352        29,245,975
                                                                                  ==================================
   Net asset value and maximum offering price per share a .....................   $          6.36   $         14.53
                                                                                  ==================================
CLASS R:
   Net assets, at value .......................................................   $    74,537,024   $    41,845,091
                                                                                  ==================================
   Shares outstanding .........................................................        11,665,635         2,878,169
                                                                                  ==================================
   Net asset value and maximum offering price per share a .....................   $          6.39   $         14.54
                                                                                  ==================================
ADVISOR CLASS:
   Net assets, at value .......................................................   $   470,750,760   $    86,822,897
                                                                                  ==================================
   Shares outstanding .........................................................        73,451,369         5,930,325
                                                                                  ==================================
   Net asset value and maximum offering price per share a .....................   $          6.41   $         14.64
                                                                                  ==================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 111

Franklin Custodian Funds, Inc.

STATEMENTS OF OPERATIONS
for the year ended September 30, 2007

                                                                                    ------------------------------------------------
                                                                                       FRANKLIN        FRANKLIN         FRANKLIN
                                                                                    DYNATECH FUND    GROWTH FUND      INCOME FUND
                                                                                    ------------------------------------------------
Investment income:
   Dividends:
      Unaffiliated issuers ......................................................   $   4,168,120   $  34,382,551   $   989,895,964
      Non-controlled affiliated issuers (Note 9) ................................              --              --       115,013,095
      Sweep Money Fund (Note 7) .................................................         151,275         851,955         9,575,526
   Interest .....................................................................              --              --     2,225,447,148
   Income from securities loaned - net ..........................................           5,748              --         1,813,847
                                                                                    ------------------------------------------------
         Total investment income ................................................       4,325,143      35,234,506     3,341,745,580
                                                                                    ------------------------------------------------
Expenses:
   Management fees (Note 3a) ....................................................       3,041,448      12,385,803       216,732,727
   Distribution fees: (Note 3c)
      Class A ...................................................................       1,307,941       4,521,378        47,844,037
      Class B ...................................................................         165,788       1,300,489        38,160,672
      Class B1 ..................................................................              --              --         2,882,756
      Class C ...................................................................         662,624       3,032,292        95,323,455
      Class R ...................................................................              --         232,705         1,184,633
   Transfer agent fees (Note 3e) ................................................       1,421,452       5,476,947        44,035,234
   Custodian fees (Note 4) ......................................................          20,748          49,186         1,163,403
   Reports to shareholders ......................................................         100,129         524,806         4,963,498
   Registration and filing fees .................................................          46,080         117,697         2,168,544
   Professional fees (Note 3f) ..................................................          32,209          86,504           635,121
   Directors' fees and expenses .................................................           2,512          11,649           210,787
   Other ........................................................................           8,678         112,798         1,219,545
                                                                                    ------------------------------------------------
         Total expenses .........................................................       6,809,609      27,852,254       456,524,412
         Expense reductions (Note 4) ............................................            (239)         (1,669)         (160,004)
                                                                                    ------------------------------------------------
            Net expenses ........................................................       6,809,370      27,850,585       456,364,408
                                                                                    ------------------------------------------------
               Net investment income (loss) .....................................      (2,484,227)      7,383,921     2,885,381,172
                                                                                    ------------------------------------------------

Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments
        Unaffiliated Issuers ....................................................      54,271,520       8,038,467     1,413,294,280
        Non-controlled affiliated issuers (Note 9) ..............................              --              --        60,558,457
      Foreign currency transactions .............................................          (3,532)        (11,158)          (73,779)
                                                                                    ------------------------------------------------
               Net realized gain (loss) .........................................      54,267,988       8,027,309     1,473,778,958
                                                                                    ------------------------------------------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ...............................................................      88,303,700     436,966,418     2,517,802,132
      Translation of assets and liabilities denominated in foreign currencies ...              --              --           185,218
                                                                                    ------------------------------------------------
               Net change in unrealized appreciation (depreciation) .............      88,303,700     436,966,418     2,517,987,350
                                                                                    ------------------------------------------------
Net realized and unrealized gain (loss) .........................................     142,571,688     444,993,727     3,991,766,308
                                                                                    ------------------------------------------------
Net increase (decrease) in net assets resulting from operations .................   $ 140,087,461   $ 452,377,648   $ 6,877,147,480
                                                                                    ================================================


112 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENTS OF OPERATIONS (CONTINUED)
for the year ended September 30, 2007

                                                                                     ---------------------------------
                                                                                         FRANKLIN
                                                                                     U.S. GOVERNMENT      FRANKLIN
                                                                                     SECURITIES FUND   UTILITIES FUND
                                                                                     ---------------------------------
Investment income:
   Dividends:
      Unaffiliated issuers .......................................................   $            --   $   92,535,791
      Sweep Money Fund (Note 7) ..................................................         8,729,045          725,690
   Interest ......................................................................       343,103,843        8,066,807
                                                                                     ---------------------------------
         Total investment income .................................................       351,832,888      101,328,288
                                                                                     ---------------------------------
Expenses:
   Management fees (Note 3a) .....................................................        28,392,090       12,952,372
   Distribution fees: (Note 3c)
      Class A ....................................................................         6,253,855        3,030,555
      Class B ....................................................................         2,264,337          892,901
      Class C ....................................................................         2,676,641        2,795,951
      Class R ....................................................................           368,724          192,834
   Transfer agent fees (Note 3e) .................................................         9,119,500        3,559,121
   Custodian fees (Note 4) .......................................................           112,163           83,142
   Reports to shareholders .......................................................           532,380          405,538
   Registration and filing fees ..................................................           155,237          110,922
   Professional fees (Note 3f) ...................................................           116,642          114,009
   Directors' fees and expenses ..................................................            25,056           10,734
   Other .........................................................................            99,135           22,846
                                                                                     ---------------------------------
         Total expenses ..........................................................        50,115,760       24,170,925
         Expense reductions (Note 4) .............................................            (2,977)          (5,488)
                                                                                     ---------------------------------
            Net expenses .........................................................        50,112,783       24,165,437
                                                                                     ---------------------------------
               Net investment income .............................................       301,720,105       77,162,851
                                                                                     ---------------------------------

Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ................................................................        (2,097,105)     122,881,061
      Foreign currency transactions ..............................................                --          (19,952)
                                                                                     ---------------------------------
               Net realized gain (loss) ..........................................        (2,097,105)     122,861,109
                                                                                     ---------------------------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ................................................................       (10,362,317)     304,460,860
      Translation of assets and liabilities denominated in foreign currencies ....                --              703
                                                                                     ---------------------------------
               Net change in unrealized appreciation (depreciation) ..............       (10,362,317)     304,461,563
                                                                                     ---------------------------------
Net realized and unrealized gain (loss) ..........................................       (12,459,422)     427,322,672
                                                                                     ---------------------------------
Net increase (decrease) in net assets resulting from operations ..................   $   289,260,683   $  504,485,523
                                                                                     =================================


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 113

Franklin Custodian Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        ---------------------------------------------------------------------------
                                                               FRANKLIN DYNATECH FUND                  FRANKLIN GROWTH FUND
                                                        ---------------------------------------------------------------------------
                                                              YEAR ENDED SEPTEMBER 30,                YEAR ENDED SEPTEMBER 30,
                                                              2007                2006                2007               2006
                                                        ---------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ....................   $     (2,484,227)   $     (2,150,136)   $     7,383,921    $     5,235,063
    Net realized gain (loss) from investments and
      foreign currency transactions .................         54,267,988          37,234,123          8,027,309         94,169,928
    Net change in unrealized appreciation
      (depreciation) on investments .................         88,303,700         (13,111,219)       436,966,418        169,320,275
                                                        ---------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from operations ...............................        140,087,461          21,972,768        452,377,648        268,725,266
                                                        ---------------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A .......................................                 --                  --         (4,596,420)        (2,878,816)
      Class R .......................................                 --                  --             (7,075)            (1,109)
      Advisor Class .................................                 --                  --         (1,417,769)          (964,032)
                                                        ---------------------------------------------------------------------------
  Total distributions to shareholders ...............                 --                  --         (6,021,264)        (3,843,957)
                                                        ---------------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A .......................................       (159,197,616)        (58,206,956)       111,946,191        (61,066,872)
      Class B .......................................         (5,690,695)         (1,156,433)        (5,331,820)       (14,734,540)
      Class C .......................................        (13,236,699)         (6,007,946)        18,194,989        (27,044,966)
      Class R .......................................                 --                  --          8,345,533          6,380,501
      Advisor Class .................................                 --                  --         34,972,750         24,459,918
                                                        ---------------------------------------------------------------------------
  Total capital share transactions ..................       (178,125,010)        (65,371,335)       168,127,643        (72,005,959)
                                                        ---------------------------------------------------------------------------
  Redemption fees ...................................              3,893               2,037              8,351              8,229
                                                        ---------------------------------------------------------------------------
        Net increase (decrease) in net assets .......        (38,033,656)        (43,396,530)       614,492,378        192,883,579
Net assets:
  Beginning of year .................................        678,419,437         721,815,967      2,404,592,658      2,211,709,079
                                                        ---------------------------------------------------------------------------
  End of year .......................................   $    640,385,781    $    678,419,437    $ 3,019,085,036    $ 2,404,592,658
                                                        ===========================================================================
Undistributed net investment income (loss) included
  in net assets:
    End of year .....................................   $             --    $             --    $     5,085,267    $     3,691,950
                                                        ===========================================================================


114 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                        ---------------------------------------------------------------------------
                                                                                                             FRANKLIN
                                                                FRANKLIN INCOME FUND             U.S. GOVERNMENT SECURITIES FUND
                                                        ---------------------------------------------------------------------------
                                                              YEAR ENDED SEPTEMBER 30,                YEAR ENDED SEPTEMBER 30,
                                                              2007                2006                2007               2006
                                                        ---------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................   $  2,885,381,172    $  2,251,128,737    $   301,720,105    $   313,718,824
    Net realized gain (loss) from investments and
      foreign currency transactions .................      1,473,778,958         708,504,197         (2,097,105)        (1,705,377)
    Net change in unrealized appreciation
      (depreciation) on investments and translation
      of assets and liabilities denominated in
      foreign currencies ............................      2,517,987,350       1,064,942,294        (10,362,317)       (93,987,541)
                                                        ---------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from operations ...............................      6,877,147,480       4,024,575,228        289,260,683        218,025,906
                                                        ---------------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A .......................................     (1,687,207,815)     (1,378,791,711)      (264,748,989)      (270,849,710)
      Class B .......................................       (173,469,301)       (189,035,634)       (16,375,700)       (18,899,716)
      Class B1 ......................................        (21,754,097)        (25,054,794)                --                 --
      Class C .......................................       (694,869,015)       (571,320,771)       (19,237,012)       (20,148,370)
      Class R .......................................        (11,742,767)         (8,167,468)        (3,515,272)        (2,989,468)
      Advisor Class .................................       (280,791,335)       (175,243,446)       (22,110,321)       (18,476,100)
  Net realized gains:
      Class A .......................................       (420,454,280)       (140,038,105)                --                 --
      Class B .......................................        (56,272,957)        (23,629,261)                --                 --
      Class B1 ......................................         (6,844,643)         (2,953,524)                --                 --
      Class C .......................................       (190,856,659)        (63,765,145)                --                 --
      Class R .......................................         (2,957,517)           (827,485)                --                 --
      Advisor Class .................................        (62,928,530)        (15,806,072)                --                 --
                                                        ---------------------------------------------------------------------------
  Total distributions to shareholders ...............     (3,610,148,916)     (2,594,633,416)      (325,987,294)      (331,363,364)
                                                        ---------------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A .......................................      6,982,490,371       3,892,312,218       (188,222,491)      (518,339,020)
      Class B .......................................       (237,976,392)       (281,240,958)       (69,804,640)       (82,378,909)
      Class B1 ......................................        (91,477,067)        (46,251,019)                --                 --
      Class C .......................................      3,211,521,930       1,657,633,123         (3,037,771)       (76,075,166)
      Class R .......................................         89,672,613          55,454,673          3,854,638          6,209,239
      Advisor Class .................................      2,131,138,371       1,379,240,071         85,580,325         57,275,425
                                                        ---------------------------------------------------------------------------
  Total capital share transactions ..................     12,085,369,826       6,657,148,108       (171,629,939)      (613,308,431)
                                                        ---------------------------------------------------------------------------
  Redemption fees ...................................            231,167             265,535             35,787            125,755
                                                        ---------------------------------------------------------------------------
        Net increase (decrease) in
          net assets ................................     15,352,599,557       8,087,355,455       (208,320,763)      (726,520,134)
Net assets:
  Beginning of year .................................     46,953,295,564      38,865,940,109      6,562,728,331      7,289,248,465
                                                        ---------------------------------------------------------------------------
  End of year .......................................   $ 62,305,895,121    $ 46,953,295,564    $ 6,354,407,568    $ 6,562,728,331
                                                        ===========================================================================
Undistributed net investment income (distributions in
  excess of net investment income) included in net
  assets:
    End of year .....................................   $     (9,898,818)   $    (48,475,302)   $     4,662,479    $    11,480,909
                                                        ===========================================================================


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 115

Franklin Custodian Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                -----------------------------------
                                                                                                       FRANKLIN UTILITIES FUND
                                                                                                -----------------------------------
                                                                                                      YEAR ENDED SEPTEMBER 30,
                                                                                                      2007               2006
                                                                                                -----------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................................................................    $    77,162,851    $    86,200,184
    Net realized gain (loss) from investments and foreign currency transactions ............        122,861,109         79,469,077
    Net change in unrealized appreciation (depreciation) on investments and translation of
      assets and liabilities denominated in foreign currencies .............................        304,461,563        (14,294,348)
                                                                                                -----------------------------------
        Net increase (decrease) in net assets resulting from operations ....................        504,485,523        151,374,913
                                                                                                -----------------------------------
  Distributions to shareholders from:
      Net investment income:
      Class A ..............................................................................        (60,045,625)       (63,192,877)
      Class B ..............................................................................         (3,213,589)        (3,961,723)
      Class C ..............................................................................        (10,097,373)       (11,209,132)
      Class R ..............................................................................           (958,675)          (562,410)
      Advisor Class ........................................................................         (2,754,192)        (3,148,388)
    Net realized gains:
      Class A ..............................................................................        (68,750,277)       (14,345,312)
      Class B ..............................................................................         (4,691,564)        (1,090,928)
      Class C ..............................................................................        (14,079,324)        (3,070,998)
      Class R ..............................................................................         (1,073,396)          (117,357)
      Advisor Class ........................................................................         (2,861,866)          (696,993)
                                                                                                -----------------------------------
  Total distributions to shareholders ......................................................       (168,525,881)      (101,396,118)
                                                                                                -----------------------------------
  Capital share transactions: (Note 2)
      Class A ..............................................................................        (21,840,975)       (98,910,206)
      Class B ..............................................................................        (23,358,533)       (22,687,061)
      Class C ..............................................................................        (17,678,674)       (50,418,336)
      Class R ..............................................................................         10,467,103         12,337,719
      Advisor Class ........................................................................        (27,554,529)        (8,392,780)
                                                                                                -----------------------------------
  Total capital share transactions .........................................................        (79,965,608)      (168,070,664)
                                                                                                -----------------------------------
  Redemption fees ..........................................................................             10,165             10,894
                                                                                                -----------------------------------
        Net increase (decrease) in net assets ..............................................        256,004,199       (118,080,975)
Net assets:
  Beginning of year ........................................................................      2,582,841,262      2,700,922,237
                                                                                                -----------------------------------
  End of year ..............................................................................    $ 2,838,845,461    $ 2,582,841,262
                                                                                                ===================================
Undistributed net investment income included in net assets:
  End of year ..............................................................................    $     5,263,467    $    10,368,034
                                                                                                ===================================


116 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Custodian Funds, Inc. (the Custodian Funds) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of five funds (the Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

----------------------------------------------------------------------------------------------------
CLASS A, CLASS B         CLASS A, CLASS B, CLASS C,                 CLASS A, CLASS B, CLASS B1,
& CLASS C                CLASS R & ADVISOR CLASS                    CLASS C, CLASS R & ADVISOR CLASS
----------------------------------------------------------------------------------------------------
Franklin DynaTech Fund   Franklin Growth Fund                       Franklin Income Fund
                         Franklin U.S. Government Securities Fund
                         Franklin Utilities Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.


                                                             Annual Report | 117

Franklin Custodian Funds, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Custodian Funds' Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Custodian Funds' Board of Directors.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.


118 | Annual Report

Franklin Custodian Funds, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements, which are accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The Funds may also enter into joint repurchase agreements whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. All repurchase agreements held by the Funds at year end had been entered into on September 28, 2007. Repurchase agreements are valued at cost.

D. SECURITIES PURCHASED ON A WHEN-ISSUED, DELAYED DELIVERY, OR TBA BASIS

Certain funds may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

E. FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                             Annual Report | 119

Franklin Custodian Funds, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. SECURITIES LENDING

Certain funds may loan securities to certain brokers through a securities lending agent for which they receive initial cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in short-term instruments as noted in the Statement of Investments. The fund receives interest income from the investment of cash collateral, adjusted by lender fees and broker rebates. The fund bears the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the fund in the case of default of any securities borrower.

G. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the fund invests are generally readily marketable, but may be subject to some restrictions on resale.

H. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

I. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


120 | Annual Report

Franklin Custodian Funds, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Custodian Funds are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Custodian Funds. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

J. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

K. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

L. GUARANTEES AND INDEMNIFICATIONS

Under the Custodian Funds' organizational documents, their officers and directors are indemnified by the Custodian Funds against certain liabilities arising out of the performance of their duties to the Custodian Funds. Additionally, in the normal course of business, the Custodian Funds enter into contracts with service providers that contain general indemnification clauses. The Custodian Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Custodian Funds that have not yet occurred. Currently, the Custodian Funds expect the risk of loss to be remote.

2. CAPITAL STOCK

At September 30, 2007, there were 46.2 billion shares of the Custodian Funds authorized ($0.01 par value) and allocated to the Funds as follows (in millions):

 ------------------------------------------------------------------------------
                                                FRANKLIN
   FRANKLIN        FRANKLIN      FRANKLIN    U.S. GOVERNMENT      FRANKLIN
 DYNATECH FUND   GROWTH FUND   INCOME FUND   SECURITIES FUND   UTILITIES FUND
 ------------------------------------------------------------------------------
   1,000           3,250         30,400        8,000               3,550


                                                             Annual Report | 121

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)

Shareholders approved an Amended and Restated Declaration of Trust, which changed the authorized shares from $0.01 par value to no par value, effective February 1, 2008. Transactions in the Funds' shares were as follows:

                                                                      --------------------------------------------------------------
                                                                          FRANKLIN DYNATECH FUND           FRANKLIN GROWTH FUND
                                                                      --------------------------------------------------------------
                                                                         SHARES          AMOUNT          SHARES           AMOUNT
                                                                      --------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2007
   Shares sold ....................................................      2,290,315   $   65,251,876      7,116,058   $  308,077,143
   Shares issued on merger (Note 11) ..............................             --               --      3,043,797      137,823,135
   Shares issued in reinvestment of distributions .................             --               --        101,412        4,209,599
   Shares redeemed ................................................     (8,062,352)    (224,449,492)    (7,830,995)    (338,163,686)
                                                                      --------------------------------------------------------------
   Net increase (decrease) ........................................     (5,772,037)  $ (159,197,616)     2,430,272   $  111,946,191
                                                                      ==============================================================
Year ended September 30, 2006
   Shares sold ....................................................      7,549,106   $  196,574,987      5,839,020   $  216,936,848
   Shares issued in reinvestment of distributions .................             --               --         72,200        2,651,898
   Shares redeemed ................................................     (9,824,846)    (254,781,943)    (7,553,843)    (280,655,618)
                                                                      --------------------------------------------------------------
   Net increase (decrease) ........................................     (2,275,740)  $  (58,206,956)    (1,642,623)  $  (61,066,872)
                                                                      ==============================================================
CLASS B SHARES:
Year ended September 30, 2007
   Shares sold ....................................................         35,535   $      983,338        126,580   $    5,254,130
   Shares issued on merger (Note 11) ..............................             --               --        417,038       18,128,654
   Shares redeemed ................................................       (251,520)      (6,674,033)      (685,999)     (28,714,604)
                                                                      --------------------------------------------------------------
   Net increase (decrease) ........................................       (215,985)  $   (5,690,695)      (142,381)  $   (5,331,820)
                                                                      ==============================================================
Year ended September 30, 2006
   Shares sold ....................................................        130,112   $    3,277,620        131,693   $    4,727,781
   Shares redeemed ................................................       (181,335)      (4,434,053)      (542,288)     (19,462,321)
                                                                      --------------------------------------------------------------
   Net increase (decrease) ........................................        (51,223)  $   (1,156,433)      (410,595)  $  (14,734,540)
                                                                      ==============================================================
CLASS C SHARES:
Year ended September 30, 2007
   Shares sold ....................................................        309,370   $    8,310,379        908,813   $   37,554,639
   Shares issued on merger (Note 11) ..............................             --               --        716,864       30,896,850
   Shares redeemed ................................................       (816,939)     (21,547,078)    (1,217,586)     (50,256,500)
                                                                      --------------------------------------------------------------
   Net increase (decrease) ........................................       (507,569)  $  (13,236,699)       408,091   $   18,194,989
                                                                      ==============================================================
Year ended September 30, 2006
   Shares sold ....................................................        544,669   $   13,596,186        805,722   $   28,644,387
   Shares redeemed ................................................       (804,572)     (19,604,132)    (1,568,706)     (55,689,353)
                                                                      --------------------------------------------------------------
   Net increase (decrease) ........................................       (259,903)  $   (6,007,946)      (762,984)  $  (27,044,966)
                                                                      ==============================================================


122 | Annual Report

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)

                                                                                                       -----------------------------
                                                                                                          FRANKLIN GROWTH FUND
                                                                                                       -----------------------------
                                                                                                        SHARES           AMOUNT
                                                                                                       -----------------------------
CLASS R SHARES:
Year ended September 30, 2007
   Shares sold .....................................................................................       673,616   $   29,574,369
   Shares issued on merger (Note 11) ...............................................................       111,203        4,998,560
   Shares issued in reinvestment of distributions ..................................................           170            7,025
   Shares redeemed .................................................................................      (604,060)    (26,234,421)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................       180,929   $    8,345,533
                                                                                                       =============================

Year ended September 30, 2006
   Shares sold .....................................................................................       761,379   $   28,236,014
   Shares issued in reinvestment of distributions ..................................................            30            1,108
   Shares redeemed .................................................................................      (591,370)    (21,856,621)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................       170,039   $    6,380,501
                                                                                                       =============================

ADVISOR CLASS SHARES:
Year ended September 30, 2007
   Shares sold .....................................................................................     1,295,736   $   56,171,819
   Shares issued in reinvestment of distributions ..................................................        30,693        1,273,761
   Shares redeemed .................................................................................      (517,639)    (22,472,830)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................       808,790   $   34,972,750
                                                                                                       =============================

Year ended September 30, 2006
   Shares sold .....................................................................................     1,865,004   $   68,842,317
   Shares issued in reinvestment of distributions ..................................................        23,979          880,512
   Shares redeemed .................................................................................    (1,234,780)    (45,262,911)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................       654,203   $   24,459,918
                                                                                                       =============================

                                                             -----------------------------------------------------------------------
                                                                                                        FRANKLIN U.S. GOVERNMENT
                                                                    FRANKLIN INCOME FUND                    SECURITIES FUND
                                                             -----------------------------------------------------------------------
                                                                  SHARES            AMOUNT             SHARES            AMOUNT
                                                             -----------------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2007
   Shares sold ...........................................      3,628,482,534   $ 9,782,378,082       89,570,006   $    572,054,399
   Shares issued in reinvestment of distributions ........        571,568,447     1,528,060,841       27,176,503        173,586,391
   Shares redeemed .......................................     (1,607,011,948)   (4,327,948,552)    (146,074,856)      (933,863,281)
                                                             -----------------------------------------------------------------------
   Net increase (decrease) ...............................      2,593,039,033   $ 6,982,490,371      (29,328,347)  $   (188,222,491)
                                                             =======================================================================
Year ended September 30, 2006
   Shares sold ...........................................      2,696,366,641   $ 6,638,171,639       74,108,689   $    475,165,349
   Shares issued in reinvestment of distributions ........        419,071,279     1,027,948,938       27,302,160        174,712,964
   Shares redeemed .......................................     (1,536,463,921)   (3,773,808,359)    (182,139,799)    (1,168,217,333)
                                                             -----------------------------------------------------------------------
   Net increase (decrease) ...............................      1,578,973,999   $ 3,892,312,218      (80,728,950)  $   (518,339,020)
                                                             =======================================================================


                                                             Annual Report | 123

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)

                                      ----------------------------------------------------------------
                                                                           FRANKLIN U.S. GOVERNMENT
                                            FRANKLIN INCOME FUND               SECURITIES FUND
                                      ----------------------------------------------------------------
                                         SHARES            AMOUNT          SHARES           AMOUNT
                                      ----------------------------------------------------------------
CLASS B SHARES:
Year ended September 30, 2007
   Shares sold ....................      26,283,586   $    70,278,655      3,616,339   $   23,020,104
   Shares issued in reinvestment
     of distributions .............      57,504,745       152,858,061      1,811,967       11,565,622
   Shares redeemed ................    (171,972,882)     (461,113,108)   (16,362,133)    (104,390,366)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........     (88,184,551)  $  (237,976,392)   (10,933,827)  $  (69,804,640)
                                      ================================================================
Year ended September 30, 2006
   Shares sold ....................      26,637,625   $    65,369,671      1,981,038   $   12,637,018
   Shares issued in reinvestment
     of distributions .............      55,871,397       136,411,780      2,075,139       13,272,404
   Shares redeemed ................    (197,429,792)     (483,022,409)   (16,913,499)    (108,288,331)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........    (114,920,770)  $  (281,240,958)   (12,857,322)  $  (82,378,909)
                                      ================================================================
CLASS B1 SHARES:
Year ended September 30, 2007
   Shares sold ....................         899,431   $     2,413,953
   Shares issued in reinvestment
     of distributions .............       6,473,282        17,262,644
   Shares redeemed ................     (40,982,281)     (111,153,664)
                                      --------------------------------
   Net increase (decrease) ........     (33,609,568)  $   (91,477,067)
                                      ================================
Year ended September 30, 2006
   Shares sold ....................       1,061,971   $     2,609,506
   Shares issued in reinvestment
     of distributions .............       6,529,196        15,992,703
   Shares redeemed ................     (26,407,031)      (64,853,228)
                                      --------------------------------
   Net increase (decrease) ........     (18,815,864)  $   (46,251,019)
                                      ================================
CLASS C SHARES:
Year ended September 30, 2007
   Shares sold ....................   1,644,870,588   $ 4,457,040,035     15,412,013   $   97,975,806
   Shares issued in reinvestment
     of distributions .............     222,758,383       598,767,427      2,096,225       13,330,712
   Shares redeemed ................    (680,795,624)   (1,844,285,532)   (17,971,749)    (114,344,289)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........   1,186,833,347   $ 3,211,521,930       (463,511)  $   (3,037,771)
                                      ================================================================
Year ended September 30, 2006
   Shares sold ....................   1,197,637,346   $ 2,970,142,401      9,638,095   $   61,502,139
   Shares issued in reinvestment
     of distributions .............     166,806,121       411,488,472      2,119,611       13,512,599
   Shares redeemed ................    (698,120,168)   (1,723,997,750)   (23,652,039)    (151,089,904)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........     666,323,299   $ 1,657,633,123    (11,894,333)  $  (76,075,166)
                                      ================================================================


124 | Annual Report

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)

                                      ----------------------------------------------------------------
                                                                           FRANKLIN U.S. GOVERNMENT
                                           FRANKLIN INCOME FUND               SECURITIES FUND
                                      ----------------------------------------------------------------
                                          SHARES           AMOUNT          SHARES          AMOUNT
                                      ----------------------------------------------------------------
CLASS R SHARES:
Year ended September 30, 2007
   Shares sold ....................      53,585,214   $   142,909,679      4,541,307   $   28,992,426
   Shares issued in reinvestment
     of distributions .............       5,151,276        13,638,691        540,550        3,451,439
   Shares redeemed ................     (25,079,906)      (66,875,757)    (4,480,075)     (28,589,227)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........      33,656,584   $    89,672,613        601,782   $    3,854,638
                                      ================================================================
Year ended September 30, 2006
   Shares sold ....................      35,951,956   $    87,751,074      3,883,199   $   24,836,010
   Shares issued in reinvestment
     of distributions .............       3,434,439         8,359,852        460,538        2,944,655
   Shares redeemed ................     (16,667,648)      (40,656,253)    (3,359,689)     (21,571,426)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........      22,718,747   $    55,454,673        984,048   $    6,209,239
                                      ================================================================
ADVISOR CLASS SHARES:
Year ended September 30, 2007
   Shares sold ....................     769,652,986   $ 2,071,994,710     12,993,585   $   83,208,714
   Shares issued in reinvestment
     of distributions .............     125,446,877       334,084,120      3,251,900       20,807,294
   Shares redeemed ................    (101,321,041)     (274,940,459)    (2,877,041)     (18,435,683)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........     793,778,822   $ 2,131,138,371     13,368,444   $   85,580,325
                                      ================================================================
Year ended September 30, 2006
   Shares sold ....................     536,707,405   $ 1,314,899,137     20,893,833   $  134,424,816
   Shares issued in reinvestment
     of distributions .............      75,142,358       183,808,062      2,672,825       17,119,867
   Shares redeemed ................     (49,253,364)     (119,467,128)   (14,613,605)     (94,269,258)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........     562,596,399   $ 1,379,240,071      8,953,053   $   57,275,425
                                      ================================================================

                                                                        -----------------------------
                                                                           FRANKLIN UTILITIES FUND
                                                                        -----------------------------
                                                                           SHARES          AMOUNT
                                                                        -----------------------------
CLASS A SHARES:
Year ended September 30, 2007
   Shares sold ......................................................     16,452,979    $ 234,790,574
   Shares issued in reinvestment of distributions ...................      7,413,021      102,543,663
   Shares redeemed ..................................................    (25,346,996)    (359,175,212)
                                                                        ------------------------------
   Net increase (decrease) ..........................................     (1,480,996)   $ (21,840,975)
                                                                        ==============================
Year ended September 30, 2006
   Shares sold ......................................................     21,710,054    $ 263,631,372
   Shares issued in reinvestment of distributions ...................      4,863,147       59,003,083
   Shares redeemed ..................................................    (34,893,525)    (421,544,661)
                                                                        ------------------------------
   Net increase (decrease) ..........................................     (8,320,324)   $ (98,910,206)
                                                                        ==============================
CLASS B SHARES:
Year ended September 30, 2007
   Shares sold ......................................................        350,265    $   4,952,986
   Shares issued in reinvestment of distributions ...................        336,830        4,638,541
   Shares redeemed ..................................................     (2,318,432)     (32,950,060)
                                                                        ------------------------------
   Net increase (decrease) ..........................................     (1,631,337)   $ (23,358,533)
                                                                        ==============================


                                                             Annual Report | 125

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)

                                                                        ------------------------------
                                                                           FRANKLIN UTILITIES FUND
                                                                        ------------------------------
                                                                           SHARES          AMOUNT
                                                                        ------------------------------
CLASS B SHARES: (CONTINUED)
Year ended September 30, 2006
   Shares sold ......................................................        520,507    $   6,326,393
   Shares issued in reinvestment of distributions ...................        231,269        2,799,228
   Shares redeemed ..................................................     (2,628,864)     (31,812,682)
                                                                        ------------------------------
   Net increase (decrease) ..........................................     (1,877,088)   $ (22,687,061)
                                                                        ==============================
CLASS C SHARES:
Year ended September 30, 2007
   Shares sold ......................................................      4,165,031    $  59,095,738
   Shares issued in reinvestment of distributions ...................        944,817       12,995,547
   Shares redeemed ..................................................     (6,325,289)     (89,769,959)
                                                                        ------------------------------
   Net increase (decrease) ..........................................     (1,215,441)   $ (17,678,674)
                                                                        ==============================
Year ended September 30, 2006
   Shares sold ......................................................      4,480,664    $  54,267,851
   Shares issued in reinvestment of distributions ...................        576,307        6,963,061
   Shares redeemed ..................................................     (9,312,099)    (111,649,248)
                                                                        ------------------------------
   Net increase (decrease) ..........................................     (4,255,128)   $ (50,418,336)
                                                                        ==============================
CLASS R SHARES:
Year ended September 30, 2007
   Shares sold ......................................................      1,804,789    $  25,896,475
   Shares issued in reinvestment of distributions ...................        144,680        2,003,404
   Shares redeemed ..................................................     (1,227,664)     (17,432,776)
                                                                        ------------------------------
   Net increase (decrease) ..........................................        721,805    $  10,467,103
                                                                        ==============================
Year ended September 30, 2006
   Shares sold ......................................................      1,759,282    $  21,583,826
   Shares issued in reinvestment of distributions ...................         54,640          665,605
   Shares redeemed ..................................................       (823,343)      (9,911,712)
                                                                        ------------------------------
   Net increase (decrease) ..........................................        990,579    $  12,337,719
                                                                        ==============================
ADVISOR CLASS SHARES:
Year ended September 30, 2007
   Shares sold ......................................................      2,917,605    $  42,109,228
   Shares issued in reinvestment of distributions ...................        339,912        4,731,472
   Shares redeemed ..................................................     (5,286,535)     (74,395,229)
                                                                        ------------------------------
   Net increase (decrease) ..........................................     (2,029,018)   $ (27,554,529)
                                                                        ==============================
Year ended September 30, 2006
   Shares sold ......................................................      2,685,330    $  33,289,067
   Shares issued in reinvestment of distributions ...................        269,026        3,282,823
   Shares redeemed ..................................................     (3,720,560)     (44,964,670)
                                                                        ------------------------------
   Net increase (decrease) ..........................................       (766,204)   $  (8,392,780)
                                                                        ==============================


126 | Annual Report

Franklin Custodian Funds, Inc.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Custodian Funds are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
-----------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Investment manager
Franklin Investment Advisory Services, LLC (Investment Advisory)   Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Funds, except Franklin Growth Fund, pay an investment management fee to Advisers, whereas the Franklin Growth Fund pays an investment management fee to Investment Advisory, based on the month-end net assets of each of the funds as follows:

-------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
-------------------------------------------------------------------------
     0.625%           Up to and including $100 million
     0.500%           Over $100 million, up to and including $250 million
     0.450%           Over $250 million, up to and including $10 billion
     0.440%           Over $10 billion, up to and including $12.5 billion
     0.420%           Over $12.5 billion, up to and including $15 billion
     0.400%           Over $15 billion, up to and including $17.5 billion
     0.380%           Over $17.5 billion, up to and including $20 billion
     0.360%           Over $20 billion, up to and including $35 billion
     0.355%           Over $35 billion, up to and including $50 billion
     0.350%           In excess of $50 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers and Investment Advisory, FT Services provides administrative services to the Funds. The fee is paid by Advisers and Investment Advisory based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Custodian Funds Board of Directors has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.


                                                             Annual Report | 127

Franklin Custodian Funds, Inc.

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                          ------------------------------------------------------------
                                                               FRANKLIN
                          FRANKLIN   FRANKLIN   FRANKLIN   U.S. GOVERNMENT   FRANKLIN
                          DYNATECH    GROWTH     INCOME       SECURITIES     UTILITIES
                            FUND       FUND       FUND           FUND          FUND
                          ------------------------------------------------------------
Reimbursement Plans:
   Class A ............     0.25%      0.25%      0.15%          0.15%         0.15%

Compensation Plans:
   Class B ............     1.00%      1.00%      1.00%          0.65%         0.65%
   Class B1 ...........       --         --       0.65%            --            --
   Class C ............     1.00%      1.00%      0.65%          0.65%         0.65%
   Class R ............       --       0.50%      0.50%          0.50%         0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                ---------------------------------
                                                FRANKLIN   FRANKLIN    FRANKLIN
                                                DYNATECH    GROWTH      INCOME
                                                  FUND       FUND        FUND
                                                ---------------------------------
Sales charges retained net of commissions
   paid to unaffiliated broker/dealers ......    $79,633   $803,599   $29,777,030
Contingent deferred sales charges retained ..    $41,862   $134,002   $ 6,432,303

                                                -------------------------
                                                FRANKLIN U.S.
                                                 GOVERNMENT     FRANKLIN
                                                 SECURITIES     UTILITIES
                                                    FUND          FUND
                                                -------------------------
Sales charges retained net of commissions
   paid to unaffiliated broker/dealers ......     $729,106       $438,393
Contingent deferred sales charges retained ..     $646,551       $149,316

E. TRANSFER AGENT FEES

For the year ended September 30, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                             -----------------------------------
                                             FRANKLIN    FRANKLIN     FRANKLIN
                                             DYNATECH     GROWTH       INCOME
                                               FUND        FUND         FUND
                                             -----------------------------------
Transfer agent fees ......................   $945,615   $3,283,430   $20,622,792


128 | Annual Report

Franklin Custodian Funds, Inc.

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES (CONTINUED)

                                                    ----------------------------
                                                       FRANKLIN
                                                    U.S. GOVERNMENT    FRANKLIN
                                                      SECURITIES      UTILITIES
                                                         FUND           FUND
                                                    ----------------------------
Transfer agent fees .............................     $5,628,720      $1,954,890

F. OTHER AFFILIATED TRANSACTIONS

Included in professional fees are legal fees of $162,276 that were paid to a law firm in which a partner is an officer of the Funds.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended September 30, 2007, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At September 30, 2007, the capital loss carryforwards were as follows:

                                             -------------------------------------------
                                                                             FRANKLIN
                                              FRANKLIN      FRANKLIN     U.S. GOVERNMENT
                                              DYNATECH       GROWTH         SECURITIES
                                                FUND          FUND            FUND
                                             -------------------------------------------
Capital loss carryforwards expiring in:
2008 .....................................   $       --   $         --    $ 21,105,846
2009 .....................................           --             --      46,256,951
2010 .....................................           --             --      11,768,551
2011 .....................................           --     70,730,110      33,556,845
2012 .....................................           --     39,052,129     129,102,166
2013 .....................................    1,854,237             --      74,283,298
2014 .....................................           --             --      47,763,112
2015 .....................................           --             --      28,034,940
                                             -------------------------------------------
                                             $1,854,237   $109,782,239    $391,871,709
                                             ===========================================

During the year ended September 30, 2007, the Franklin DynaTech Fund, Franklin Growth Fund and Franklin Income Fund utilized $53,798,142, $8,038,468, and $2,516,775, respectively, of capital loss carryforwards.

On September 30, 2007, the Franklin U.S. Government Securities Fund had expired capital loss carryforwards of $18,954,412, which were reclassified to paid-in capital.


                                                             Annual Report | 129

Franklin Custodian Funds, Inc.

5. INCOME TAXES (CONTINUED)

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2007, the Franklin U.S. Government Securities Fund deferred realized capital losses of $17,825,714. At September 30, 2007, the Franklin DynaTech Fund, Franklin Growth Fund and Franklin Income Fund deferred realized currency losses of $2,421, $11,158, and $73,767, respectively.

The tax character of distributions paid during the years ended September 30, 2007 and 2006, was as follows:

                                     --------------------------------------------------------------
                                         FRANKLIN GROWTH FUND            FRANKLIN INCOME FUND
                                     --------------------------------------------------------------
                                         2007           2006            2007             2006
                                     --------------------------------------------------------------
Distributions paid from:
   Ordinary income ...............   $  6,021,264   $  3,843,957   $3,235,233,816   $2,449,083,601
   Long term capital gain ........             --             --      374,915,100      145,549,815
                                     --------------------------------------------------------------
                                     $  6,021,264   $  3,843,957   $3,610,148,916   $2,594,633,416
                                     --------------------------------------------------------------

                                     --------------------------------------------------------------
                                       FRANKLIN U.S. GOVERNMENT
                                           SECURITIES FUND             FRANKLIN UTILITIES FUND
                                     --------------------------------------------------------------
                                         2007           2006            2007             2006
                                     --------------------------------------------------------------
Distributions paid from:
   Ordinary income ...............   $325,987,294   $331,363,364   $   95,172,967   $   82,074,530
   Long term capital gain ........             --             --       73,352,914       19,321,588
                                     --------------------------------------------------------------
                                     $325,987,294   $331,363,364   $  168,525,881   $  101,396,118
                                     ==============================================================

At September 30, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                    ------------------------------------------------
                                                      FRANKLIN        FRANKLIN          FRANKLIN
                                                      DYNATECH         GROWTH            INCOME
                                                        FUND            FUND              FUND
                                                    ------------------------------------------------
Cost of investments .............................   $294,049,116   $1,056,527,539   $55,809,618,692
                                                    ================================================

Unrealized appreciation .........................   $347,685,349   $1,971,541,654   $ 7,326,768,613
Unrealized depreciation .........................        (34,943)      (6,255,853)   (1,122,834,143)
                                                    ------------------------------------------------
Net unrealized appreciation (depreciation) ......   $347,650,406   $1,965,285,801   $ 6,203,934,470
                                                    ================================================
Undistributed ordinary income ...................   $         --   $    5,085,268   $   347,418,979
Undistributed long term capital gains ...........             --               --     1,021,603,565
                                                    ------------------------------------------------
Distributable earnings ..........................   $         --   $    5,085,268   $ 1,369,022,544
                                                    ================================================


130 | Annual Report

Franklin Custodian Funds, Inc.

5. INCOME TAXES (CONTINUED)

                                               ---------------------------------
                                                   FRANKLIN
                                               U.S. GOVERNMENT      FRANKLIN
                                                  SECURITIES        UTILITIES
                                                     FUND             FUND
                                               ---------------------------------
Cost of investments ........................   $ 6,450,842,516   $1,754,389,821
                                               =================================

Unrealized appreciation ....................   $    31,902,856   $1,092,003,204
Unrealized depreciation ....................      (111,595,741)      (8,656,935)
                                               ---------------------------------
Net unrealized appreciation (depreciation)..   $   (79,692,885)  $1,083,346,269
                                               =================================

Undistributed ordinary income ..............   $     4,662,479   $   10,472,226
Undistributed long term capital gains ......                --       99,227,408
                                               ---------------------------------
Distributable earnings .....................   $     4,662,479   $  109,699,634
                                               =================================

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, paydown losses and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2007, were as follows:

                               -------------------------------------------------
                                  FRANKLIN         FRANKLIN         FRANKLIN
                                DYNATECH FUND     GROWTH FUND      INCOME FUND
                               -------------------------------------------------
Purchases ..................   $   112,581,153   $  9,980,277   $21,275,861,791
Sales ......................   $   289,655,031   $ 37,141,473   $13,342,221,760

                               ----------------------------------
                                  FRANKLIN
                               U.S. GOVERNMENT       FRANKLIN
                               SECURITIES FUND    UTILITIES FUND
                               ----------------------------------
Purchases ..................   $   766,889,031   $   302,880,463
Sales ......................   $ 1,120,074,248   $   494,916,274

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                                                             Annual Report | 131

Franklin Custodian Funds, Inc.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin Income Fund has 40.9% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Franklin Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2007, the aggregate value of these securities was $438,687,350, representing 0.71% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Income Fund for the year ended September 30, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                            NUMBER OF                          NUMBER OF
                                             SHARES                             SHARES                                    REALIZED
                                             HELD AT                            HELD AT        VALUE                       CAPITAL
                                            BEGINNING    GROSS       GROSS        END         AT END       INVESTMENT       GAIN
NAME OF ISSUER                               OF YEAR   ADDITIONS  REDUCTIONS    OF YEAR       OF YEAR        INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Ameren Corp. ...........................   11,274,400  1,225,600          --  12,500,000  $  656,250,000  $ 30,920,309  $         --
Canadian Oil Sands Trust ...............   25,770,600         --          --  25,770,600     855,176,027    27,619,121            --
Pinnacle West Capital Corp. ............    5,500,000         --          --   5,500,000     217,305,000    11,550,000            --
Public Service Enterprise Group Inc. ...   16,500,000  1,179,600   4,179,600  13,500,000   1,187,865,000    37,423,665    60,558,457
Puget Energy Inc. ......................    7,500,000         --          --   7,500,000     183,525,000     7,500,000            --
                                                                                          ------------------------------------------
                 TOTAL AFFILIATED SECURITIES (4.98% of Net Assets) .....................  $3,100,121,027  $115,013,095  $ 60,558,457
                                                                                          ==========================================

10. OTHER CONSIDERATIONS

Officers, directors or employees of the Franklin Income Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees or official creditors' committees. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


132 | Annual Report

Franklin Custodian Funds, Inc.

11. MERGER

On June 15, 2007, the Franklin Growth Fund acquired the net assets of the Franklin Blue Chip Fund pursuant to a plan of reorganization approved by the Franklin Blue Chip Fund's shareholders. The merger was accomplished by a tax-free exchange of 3,043,797 shares of Class A, 417,038 shares of Class B, 716,864 shares of Class C and 111,203 shares of Class R of the Franklin Growth Fund (valued at $45.28 for Class A, $43.47 for Class B, $43.10 for Class C and $44.95 for Class R) for the net assets of the Franklin Blue Chip Fund which aggregated $191,847,199, including $49,120,531 of unrealized appreciation (depreciation). The combined net assets of the Franklin Growth Fund immediately after the merger were $2,955,373,004.

12. REORGANIZATION TO A DELAWARE STATUTORY TRUST

On October 17, 2006, the Board of Directors approved an Agreement and Plan of Reorganization (the Agreement) whereby the Custodian Funds would be reorganized and their domicile changed from a Maryland corporation to a Delaware statutory trust. On April 11, 2007, shareholders of the Custodian Funds approved the agreement. The reorganization becomes effective on February 1, 2008.

13. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (marketing support), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the Company), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.


                                                             Annual Report | 133

Franklin Custodian Funds, Inc.

13. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Custodian Funds, it is committed to making the Custodian Funds or their shareholders whole, as appropriate.

14. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period beginning after December 15, 2006. The Custodian Funds believe the adoption of FIN 48 will have no material impact on their financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Custodian Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.


134 | Annual Report

Franklin Custodian Funds, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN CUSTODIAN FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, separate portfolios of Franklin Custodian Funds, Inc. (hereafter referred to as the "Funds") at September 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 16, 2007


                                                             Annual Report | 135

Franklin Custodian Funds, Inc.

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividend for the fiscal year ended September 30, 2007:

                         -------------------------------
                            FRANKLIN         FRANKLIN
                           INCOME FUND    UTILITIES FUND
                         -------------------------------
                         $1,120,067,944    $107,966,791

Under Section 871(k)(2)(C) of the Code, the funds designate the maximum amount allowable but no less than the following amounts as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2007:

                         -------------------------------
                            FRANKLIN         FRANKLIN
                           INCOME FUND    UTILITIES FUND
                         -------------------------------
                         $  323,948,301   $   14,286,613

Under Section 854(b)(2) of the Code, the funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2007.

                   ------------------------------------------
                     FRANKLIN      FRANKLIN       FRANKLIN
                   GROWTH FUND   INCOME FUND   UTILITIES FUND
                   ------------------------------------------
                       100%         23.41%         86.50%

Under Section 854(b)(2) of the Code, the funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2007.

                   ------------------------------------------
                     FRANKLIN     FRANKLIN        FRANKLIN
                   GROWTH FUND   INCOME FUND   UTILITIES FUND
                   ------------------------------------------
                   $34,520,254  $817,657,340   $   90,420,245

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the funds designate the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2007.

        ----------------------------------------------------------------
                                            FRANKLIN
          FRANKLIN        FRANKLIN      U.S. GOVERNMENT      FRANKLIN
        GROWTH FUND      INCOME FUND    SECURITIES FUND   UTILITIES FUND
        ----------------------------------------------------------------
          $179,137     $2,079,423,422     $316,874,618      $8,770,542


136 | Annual Report

Franklin Custodian Funds, Inc.

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Custodian Funds was held at the Custodian Funds' offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007. The purpose of the meeting was to elect Directors of the Custodian Funds and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Custodian Funds from a Maryland corporation to a Delaware statutory trust; to approve amendments to certain of the Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund (each, a "Fund") and to approve the elimination of certain of the Custodian Funds' fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Directors of the Custodian Funds:
Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W.T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Directors. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Custodian Funds from a Maryland corporation to a Delaware statutory trust, amendments to certain of the Custodian Funds' fundamental investment restrictions (including several Sub-Proposals), and the elimination of certain of the Custodian Funds' fundamental investment restrictions. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The Election of Trustees:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         % OF        % OF                          % OF       % OF
                                                                     OUTSTANDING    VOTED                      OUTSTANDING    VOTED
NAME                                                    FOR             SHARES      SHARES       WITHHELD         SHARES     SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Harris J. Ashton ............................   13,559,580,139.838     64.527%     97.778%   308,094,509.408     1.467%      2.222%
Robert F. Carlson ...........................   13,576,387,672.321     64.607%     97.900%   291,286,976.925     1.387%      2.100%
Sam Ginn ....................................   13,577,809,678.864     64.614%     97.910%   289,864,970.382     1.380%      2.090%
Edith E. Holiday ............................   13,561,400,010.262     64.536%     97.791%   306,274,638.984     1.458%      2.209%
Frank W.T. LaHaye ...........................   13,575,022,002.746     64.601%     97.890%   292,652,646.500     1.393%      2.110%
Frank A. Olson ..............................   13,561,035,752.592     64.534%     97.789%   306,638,896.654     1.460%      2.211%
Larry D. Thompson ...........................   13,586,263,584.807     64.654%     97.971%   281,411,064.439     1.340%      2.029%
John B. Wilson ..............................   13,587,505,180.208     64.660%     97.980%   280,169,469.038     1.334%      2.020%
Charles B. Johnson ..........................   13,576,311,514.292     64.607%     97.899%   291,363,134.954     1.387%      2.101%
Rupert H. Johnson, Jr. ......................   13,579,838,065.652     64.624%     97.924%   287,836,583.594     1.370%      2.076%


                                                             Annual Report | 137

Franklin Custodian Funds, Inc.

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Custodian Funds from a Maryland corporation to a Delaware statutory trust:

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
                                        SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................    9,610,220,145.944     45.734%      69.300%
Against ..........................      236,094,071.978      1.124%       1.703%
Abstain ..........................      575,495,164.324      2.738%       4.149%
Broker Non-Votes .................    3,445,865,267.000     16.398%      24.848%
--------------------------------------------------------------------------------
TOTAL ............................   13,867,674,649.246     65.994%     100.000%

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Funds' fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
FRANKLIN DYNATECH FUND                    SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................        9,897,508.034     40.854%      71.535%
Against ..........................          357,134.165      1.474%       2.581%
Abstain ..........................          285,591.354      1.179%       2.064%
Broker Non-Votes .................        3,295,682.000     13.604%      23.820%
--------------------------------------------------------------------------------
TOTAL ............................       13,835,915.553     57.111%     100.000%

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
FRANKLIN GROWTH FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................       23,179,271.483     37.393%     69.946%
Against ..........................        1,070,714.663      1.727%      3.231%
Abstain ..........................        1,283,324.255      2.071%      3.873%
Broker Non-Votes .................        7,605,495.000     12.270%     22.950%
--------------------------------------------------------------------------------
TOTAL ............................       33,138,805.401     53.461%    100.000%

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
FRANKLIN INCOME FUND                    SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................    8,862,773,489.910     44.949%      67.803%
Against ..........................      345,294,261.271      1.751%       2.641%
Abstain ..........................      546,098,017.321      2.769%       4.178%
Broker Non-Votes .................    3,317,258,841.000     16.824%      25.378%
--------------------------------------------------------------------------------
TOTAL ............................   13,071,424,609.502     66.293%     100.000%


138 | Annual Report

Franklin Custodian Funds, Inc.

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(a) To amend the Funds' fundamental investment restriction regarding borrowing:
(CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF         % OF
FRANKLIN U.S. GOVERNMENT                                  OUTSTANDING     VOTED
SECURITIES FUND                           SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................      467,627,389.268     46.403%      75.447%
Against ..........................       23,549,700.986      2.337%       3.799%
Abstain ..........................       34,344,534.722      3.408%       5.542%
Broker Non-Votes .................       94,283,154.000      9.356%      15.212%
--------------------------------------------------------------------------------
TOTAL ............................      619,804,778.976     61.504%     100.000%

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
FRANKLIN UTILITIES FUND                   SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................       95,163,040.233     47.083%      73.501%
Against ..........................        4,975,890.676      2.462%       3.843%
Abstain ..........................        5,909,513.905      2.924%       4.565%
Broker Non-Votes .................       23,422,095.000     11.589%      18.091%
--------------------------------------------------------------------------------
TOTAL ............................      129,470,539.814     64.058%     100.000%

(b) To amend the Funds' fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
FRANKLIN DYNATECH FUND                    SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................        9,950,021.073     41.070%      71.914%
Against ..........................          305,203.010      1.260%       2.206%
Abstain ..........................          285,009.470      1.177%       2.060%
Broker Non-Votes .................        3,295,682.000     13.604%      23.820%
--------------------------------------------------------------------------------
TOTAL ............................       13,835,915.553     57.111%     100.000%

--------------------------------------------------------------------------------
                                                             % OF          % OF
                                                          OUTSTANDING     VOTED
FRANKLIN GROWTH FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................       23,450,628.787     37.831%      70.765%
Against ..........................          780,915.389      1.260%       2.356%
Abstain ..........................        1,301,766.225      2.100%       3.929%
Broker Non-Votes .................        7,605,495.000     12.270%      22.950%
--------------------------------------------------------------------------------
TOTAL ............................       33,138,805.401     53.461%     100.000%


                                                             Annual Report | 139

Franklin Custodian Funds, Inc.

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(b) To amend the Funds' fundamental investment restriction regarding underwriting: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
FRANKLIN INCOME FUND                    SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................    8,905,591,857.419     45.166%      68.130%
Against ..........................      282,426,928.765      1.432%       2.161%
Abstain ..........................      566,146,982.318      2.871%       4.331%
Broker Non-Votes .................    3,317,258,841.000     16.824%      25.378%
--------------------------------------------------------------------------------
TOTAL ............................   13,071,424,609.502     66.293%     100.000%

--------------------------------------------------------------------------------
                                                              % OF         % OF
FRANKLIN U.S. GOVERNMENT                                  OUTSTANDING     VOTED
SECURITIES FUND                           SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................      472,016,696.007     46.839%      76.155%
Against ..........................       19,284,702.136      1.914%       3.111%
Abstain ..........................       34,220,226.833      3.395%       5.522%
Broker Non-Votes .................       94,283,154.000      9.356%      15.212%
--------------------------------------------------------------------------------
TOTAL ............................      619,804,778.976     61.504%     100.000%

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
FRANKLIN UTILITIES FUND                   SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................       95,708,498.519     47.353%      73.923%
Against ..........................        4,208,000.233      2.082%       3.250%
Abstain ..........................        6,131,946.062      3.034%       4.736%
Broker Non-Votes .................       23,422,095.000     11.589%      18.091%
--------------------------------------------------------------------------------
TOTAL ............................      129,470,539.814     64.058%     100.000%

(c) To amend the Funds' fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
FRANKLIN DYNATECH FUND                    SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................        9,939,084.584     41.025%      71.835%
Against ..........................          318,414.894      1.315%       2.302%
Abstain ..........................          282,734.075      1.167%       2.043%
Broker Non-Votes .................        3,295,682.000     13.604%      23.820%
--------------------------------------------------------------------------------
TOTAL ............................       13,835,915.553     57.111%     100.000%


140 | Annual Report

Franklin Custodian Funds, Inc.

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(c) To amend the Funds' fundamental investment restriction regarding lending:
(CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
FRANKLIN GROWTH FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................       23,318,782.457     37.618%      70.367%
Against ..........................          974,829.576      1.573%       2.942%
Abstain ..........................        1,239,698.368      2.000%       3.741%
Broker Non-Votes .................        7,605,495.000     12.270%      22.950%
--------------------------------------------------------------------------------
TOTAL ............................       33,138,805.401     53.461%     100.000%

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
FRANKLIN INCOME FUND                    SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................    8,869,088,816.414     44.981%      67.851%
Against ..........................      328,356,259.181      1.665%       2.512%
Abstain ..........................      556,720,692.907      2.823%       4.259%
Broker Non-Votes .................    3,317,258,841.000     16.824%      25.378%
--------------------------------------------------------------------------------
TOTAL ............................   13,071,424,609.502     66.293%     100.000%

--------------------------------------------------------------------------------
                                                              % OF         % OF
FRANKLIN U.S. GOVERNMENT                                  OUTSTANDING     VOTED
SECURITIES FUND                           SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................      469,048,814.656     46.544%      75.677%
Against ..........................       21,745,872.885      2.158%       3.508%
Abstain ..........................       34,726,937.435      3.446%       5.603%
Broker Non-Votes .................       94,283,154.000      9.356%      15.212%
--------------------------------------------------------------------------------
TOTAL ............................      619,804,778.976     61.504%     100.000%

--------------------------------------------------------------------------------
                                                              % OF         % OF
                                                          OUTSTANDING     VOTED
FRANKLIN UTILITIES FUND                   SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................       95,173,126.619     47.088%      73.509%
Against ..........................        4,880,914.643      2.415%       3.770%
Abstain ..........................        5,994,403.552      2.966%       4.630%
Broker Non-Votes .................       23,422,095.000     11.589%      18.091%
--------------------------------------------------------------------------------
TOTAL ............................      129,470,539.814     64.058%     100.000%


                                                             Annual Report | 141

Franklin Custodian Funds, Inc.

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED
ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Funds' fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN DYNATECH FUND                  SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................        9,970,851.564     41.156%      72.065%
Against ..........................          292,879.249      1.209%       2.117%
Abstain ..........................          276,502.740      1.142%       1.998%
Broker Non-Votes .................        3,295,682.000     13.604%      23.820%
--------------------------------------------------------------------------------
TOTAL ............................       13,835,915.553     57.111%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN GROWTH FUND                    SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       23,533,979.721     37.965%      71.017%
Against ..........................          786,759.532      1.269%       2.375%
Abstain ..........................        1,212,571.148      1.957%       3.658%
Broker Non-Votes .................        7,605,495.000     12.270%      22.950%
--------------------------------------------------------------------------------
TOTAL ............................       33,138,805.401     53.461%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN INCOME FUND                    SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................    8,905,965,997.235     45.168%      68.133%
Against ..........................      299,978,194.279      1.521%       2.295%
Abstain ..........................      548,221,576.988      2.780%       4.194%
Broker Non-Votes .................    3,317,258,841.000     16.824%      25.378%
--------------------------------------------------------------------------------
TOTAL ............................   13,071,424,609.502     66.293%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN U.S. GOVERNMENT                                  OUTSTANDING    VOTED
SECURITIES FUND                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................      470,903,708.043     46.729%      75.976%
Against ..........................       20,451,808.810      2.029%       3.300%
Abstain ..........................       34,166,108.123      3.390%       5.512%
Broker Non-Votes .................       94,283,154.000      9.356%      15.212%
--------------------------------------------------------------------------------
TOTAL ............................      619,804,778.976     61.504%     100.000%


142 | Annual Report

Franklin Custodian Funds, Inc.

MEETING  OF  SHAREHOLDERS,  MARCH 21,  2007 AND  RECONVENED
ON APRIL  11,  2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Funds' fundamental investment restriction regarding investments in real estate: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN UTILITIES FUND                 SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       95,544,812.853     47.272%      73.796%
Against ..........................        4,479,138.438      2.216%       3.459%
Abstain ..........................        6,024,493.523      2.981%       4.654%
Broker Non-Votes .................       23,422,095.000     11.589%      18.091%
--------------------------------------------------------------------------------
TOTAL ............................      129,470,539.814     64.058%     100.000%

(e) To amend the Funds' fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN DYNATECH FUND                  SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................        9,937,637.192     41.019%      71.825%
Against ..........................          315,535.981      1.303%       2.280%
Abstain ..........................          287,060.380      1.185%       2.075%
Broker Non-Votes .................        3,295,682.000     13.604%      23.820%
--------------------------------------------------------------------------------
TOTAL ............................       13,835,915.553     57.111%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN GROWTH FUND                    SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       23,362,612.801     37.689%      70.500%
Against ..........................          920,535.264      1.485%       2.778%
Abstain ..........................        1,250,162.336      2.017%       3.772%
Broker Non-Votes .................        7,605,495.000     12.270%      22.950%
--------------------------------------------------------------------------------
TOTAL ............................       33,138,805.401     53.461%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN INCOME FUND                    SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................    8,858,194,267.184     44.925%      67.768%
Against ..........................      336,090,631.282      1.705%       2.571%
Abstain ..........................      559,880,870.036      2.839%       4.283%
Broker Non-Votes .................    3,317,258,841.000     16.824%      25.378%
--------------------------------------------------------------------------------
TOTAL ............................   13,071,424,609.502     66.293%     100.000%


                                                             Annual Report | 143

Franklin Custodian Funds, Inc.

MEETING  OF  SHAREHOLDERS,  MARCH 21,  2007 AND  RECONVENED
ON APRIL  11,  2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Funds' fundamental investment restriction regarding investments in commodities: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN U.S. GOVERNMENT                                  OUTSTANDING    VOTED
SECURITIES FUND                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................      467,918,406.440     46.432%      75.494%
Against ..........................       22,628,489.901      2.246%       3.651%
Abstain ..........................       34,974,728.635      3.470%       5.643%
Broker Non-Votes .................       94,283,154.000      9.356%      15.212%
--------------------------------------------------------------------------------
TOTAL ............................      619,804,778.976     61.504%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN UTILITIES FUND                 SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       95,088,326.841     47.046%      73.444%
Against ..........................        4,816,408.562      2.383%       3.720%
Abstain ..........................        6,143,709.411      3.040%       4.745%
Broker Non-Votes .................       23,422,095.000     11.589%      18.091%
--------------------------------------------------------------------------------
TOTAL ............................      129,470,539.814     64.058%     100.000%

(f) To amend the Funds' fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN DYNATECH FUND                  SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................        9,946,018.101     41.054%      71.885%
Against ..........................          299,377.303      1.236%       2.163%
Abstain ..........................          294,838.149      1.217%       2.132%
Broker Non-Votes .................        3,295,682.000     13.604%      23.820%
--------------------------------------------------------------------------------
TOTAL ............................       13,835,915.553     57.111%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN GROWTH FUND                    SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       23,402,734.133     37.753%      70.621%
Against ..........................          853,288.411      1.377%       2.575%
Abstain ..........................        1,277,287.857      2.061%       3.854%
Broker Non-Votes .................        7,605,495.000     12.270%      22.950%
--------------------------------------------------------------------------------
TOTAL ............................       33,138,805.401     53.461%     100.000%


144 | Annual Report

Franklin Custodian Funds, Inc.

MEETING  OF  SHAREHOLDERS,  MARCH 21,  2007 AND  RECONVENED
ON APRIL  11,  2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(f) To amend the Funds' fundamental investment restriction regarding issuing senior securities: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN INCOME FUND                    SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................    8,900,488,955.914     45.140%      68.091%
Against ..........................      292,918,635.801      1.485%       2.241%
Abstain ..........................      560,758,176.787      2.844%       4.290%
Broker Non-Votes .................    3,317,258,841.000     16.824%      25.378%
--------------------------------------------------------------------------------
TOTAL ............................   13,071,424,609.502     66.293%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN U.S. GOVERNMENT                                  OUTSTANDING    VOTED
SECURITIES FUND                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................      471,815,006.767     46.819%      76.123%
Against ..........................       19,055,037.470      1.891%       3.075%
Abstain ..........................       34,651,580.739      3.438%       5.590%
Broker Non-Votes .................       94,283,154.000      9.356%      15.212%
--------------------------------------------------------------------------------
TOTAL ............................      619,804,778.976     61.504%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
                                                          OUTSTANDING    VOTED
FRANKLIN UTILITIES FUND                 SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       95,557,887.138     47.278%      73.806%
Against ..........................        4,398,936.864      2.177%       3.397%
Abstain ..........................        6,091,620.812      3.014%       4.706%
Broker Non-Votes .................       23,422,095.000     11.589%      18.091%
--------------------------------------------------------------------------------
TOTAL ............................      129,470,539.814     64.058%     100.000%

(g) To amend the Funds' fundamental investment restriction regarding industry concentration:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN DYNATECH FUND                  SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................        9,971,611.914     41.160%      72.070%
Against ..........................          269,322.407      1.111%       1.947%
Abstain ..........................          299,299.232      1.236%       2.163%
Broker Non-Votes .................        3,295,682.000     13.604%      23.820%
--------------------------------------------------------------------------------
TOTAL ............................       13,835,915.553     57.111%     100.000%


                                                             Annual Report | 145

Franklin Custodian Funds, Inc.

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(g) To amend the Funds' fundamental investment restriction regarding industry concentration: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN GROWTH FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       23,505,037.865     37.919%      70.929%
Against ..........................          746,589.333      1.204%       2.253%
Abstain ..........................        1,281,683.203      2.068%       3.868%
Broker Non-Votes .................        7,605,495.000     12.270%      22.950%
--------------------------------------------------------------------------------
TOTAL ............................       33,138,805.401     53.461%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN INCOME FUND                    SHARES VOTED         SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................    8,887,685,206.706     45.075%      67.993%
Against ..........................      294,760,719.944      1.495%       2.255%
Abstain ..........................      571,719,841.852      2.899%       4.374%
Broker Non-Votes .................    3,317,258,841.000     16.824%      25.378%
--------------------------------------------------------------------------------
TOTAL ............................   13,071,424,609.502     66.293%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN U.S. GOVERNMENT                                  OUTSTANDING     VOTED
SECURITIES FUND                           SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................      470,720,337.513     46.710%      75.946%
Against ..........................       19,619,157.857      1.947%       3.165%
Abstain ..........................       35,182,129.606      3.491%       5.677%
Broker Non-Votes .................       94,283,154.000      9.356%      15.212%
--------------------------------------------------------------------------------
TOTAL ............................      619,804,778.976     61.504%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN UTILITIES FUND                   SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       95,725,035.431     47.361%      73.935%
Against ..........................        4,194,492.992      2.075%       3.239%
Abstain ..........................        6,128,916.391      3.033%       4.735%
Broker Non-Votes .................       23,422,095.000     11.589%      18.091%
--------------------------------------------------------------------------------
TOTAL ............................      129,470,539.814     64.058%     100.000%


146 | Annual Report

Franklin Custodian Funds, Inc.

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Funds' fundamental investment restriction regarding diversification of investments:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN DYNATECH FUND                    SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       10,042,733.209     41.453%      72.584%
Against ..........................          242,619.824      1.002%       1.753%
Abstain ..........................          254,880.520      1.052%       1.843%
Broker Non-Votes .................        3,295,682.000     13.604%      23.820%
--------------------------------------------------------------------------------
TOTAL ............................       13,835,915.553     57.111%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN GROWTH FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       23,748,601.590     38.311%      71.664%
Against ..........................          657,947.326      1.062%       1.985%
Abstain ..........................        1,126,761.485      1.818%       3.401%
Broker Non-Votes .................        7,605,495.000     12.270%      22.950%
--------------------------------------------------------------------------------
TOTAL ............................       33,138,805.401     53.461%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN INCOME FUND                    SHARES VOTED         SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................    8,960,854,568.782     45.446%      68.553%
Against ..........................      264,375,334.290      1.341%       2.023%
Abstain ..........................      528,935,865.430      2.682%       4.046%
Broker Non-Votes .................    3,317,258,841.000     16.824%      25.378%
--------------------------------------------------------------------------------
TOTAL ............................   13,071,424,609.502     66.293%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN U.S. GOVERNMENT                                  OUTSTANDING     VOTED
SECURITIES FUND                           SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................      477,803,820.078     47.413%      77.089%
Against ..........................       16,793,836.143      1.667%       2.710%
Abstain ..........................       30,923,968.755      3.068%       4.989%
Broker Non-Votes .................       94,283,154.000      9.356%      15.212%
--------------------------------------------------------------------------------
TOTAL ............................      619,804,778.976     61.504%     100.000%


                                                             Annual Report | 147

Franklin Custodian Funds, Inc.

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Funds' fundamental investment restriction regarding diversification of investments: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN UTILITIES FUND                   SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       96,920,619.319     47.952%      74.859%
Against ..........................        3,624,505.480      1.794%       2.800%
Abstain ..........................        5,503,320.015      2.723%       4.250%
Broker Non-Votes .................       23,422,095.000     11.589%      18.091%
--------------------------------------------------------------------------------
TOTAL ............................      129,470,539.814     64.058%     100.000%

Proposal 4. To approve the elimination of certain of the Funds' fundamental investment restrictions:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN DYNATECH FUND                    SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..............................        9,897,646.073     40.854%      71.536%
Against ..........................          351,313.243      1.450%       2.539%
Abstain ..........................          291,274.237      1.203%       2.105%
Broker Non-Votes .................        3,295,682.000     13.604%      23.820%
--------------------------------------------------------------------------------
TOTAL ............................       13,835,915.553     57.111%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN GROWTH FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       23,251,305.188     37.509%      70.164%
Against ..........................          988,289.389      1.595%       2.983%
Abstain ..........................        1,293,715.824      2.087%       3.903%
Broker Non-Votes .................        7,605,495.000     12.270%      22.950%
--------------------------------------------------------------------------------
TOTAL ............................       33,138,805.401     53.461%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN INCOME FUND                    SHARES VOTED         SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................    8,790,060,920.256     44.580%      67.246%
Against ..........................      384,659,784.674      1.951%       2.943%
Abstain ..........................      579,445,063.572      2.938%       4.433%
Broker Non-Votes .................    3,317,258,841.000     16.824%      25.378%
--------------------------------------------------------------------------------
TOTAL ............................   13,071,424,609.502     66.293%     100.000%


148 | Annual Report

Franklin Custodian Funds, Inc.

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 4. To approve the elimination of certain of the Funds' fundamental investment restrictions: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN U.S. GOVERNMENT                                  OUTSTANDING     VOTED
SECURITIES FUND                           SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................      466,579,030.041     46.299%      75.278%
Against ..........................       23,981,506.196      2.380%       3.870%
Abstain ..........................       34,961,088.739      3.469%       5.640%
Broker Non-Votes .................       94,283,154.000      9.356%      15.212%
--------------------------------------------------------------------------------
TOTAL ............................      619,804,778.976     61.504%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
FRANKLIN UTILITIES FUND                 SHARES VOTED         SHARES      SHARES
--------------------------------------------------------------------------------
For ..............................       94,333,258.508     46.672%      72.860%
Against ..........................        5,447,930.850      2.696%       4.208%
Abstain ..........................        6,267,255.456      3.101%       4.841%
Broker Non-Votes .................       23,422,095.000     11.589%      18.091%
--------------------------------------------------------------------------------
TOTAL ............................      129,470,539.814     64.058%     100.000%


                                                             Annual Report | 149

Franklin Custodian Funds, Inc.

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)           Director          Since 1976          139                       Bar-S Foods (meat packing
One Franklin Parkway                                                                              company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

ROBERT F. CARLSON (1928)          Director          Since April 2007    120                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------

SAM GINN (1937)                   Director          Since April 2007    120                       Chevron Corporation (global energy
One Franklin Parkway                                                                              company) and ICO Global
San Mateo, CA 94403-1906                                                                          Communications (Holdings) Limited
                                                                                                  (satellite company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------

EDITH E. HOLIDAY (1952)           Director          Since 1998          139                       Hess Corporation (exploration and
One Franklin Parkway                                                                              refining of oil and gas), H.J.
San Mateo, CA 94403-1906                                                                          Heinz Company (processed foods and
                                                                                                  allied products), RTI
                                                                                                  International Metals, Inc.
                                                                                                  (manufacture and distribution of
                                                                                                  titanium), Canadian National
                                                                                                  Railway (railroad) and White
                                                                                                  Mountains Insurance Group, Ltd.
                                                                                                  (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


150 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)          Director          Since April 2007    120                       Center for Creative Land Recycling
One Franklin Parkway                                                                              (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------

FRANK A. OLSON (1932)             Director          Since 2005          139                       Hess Corporation (exploration and
One Franklin Parkway                                                                              refining of oil and gas) and
San Mateo, CA 94403-1906                                                                          Sentient Jet (private jet
                                                                                                  service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------

LARRY D. THOMPSON (1945)          Director          Since April 2007    139                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------

JOHN B. WILSON (1959)             Director          Since April 2007    120                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)       Director,         Director since      139                       None
One Franklin Parkway              President,        1969, President
San Mateo, CA 94403-1906          Chief             since 1984, Chief
                                  Executive         Executive Officer
                                  Officer -         - Investment
                                  Investment        Management
                                  Management        since 2002 and
                                                    Chairman of the
                                                    Board since
                                                    October 2007.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 151

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)   Director and      Since 1983          55                        None
One Franklin Parkway              Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

JAMES M. DAVIS (1952)             Chief             Chief Compliance    Not Applicable            Not Applicable
One Franklin Parkway              Compliance        Officer since
San Mateo, CA 94403-1906          Officer and       2004 and Vice
                                  Vice President    President - AML
                                  - AML             Compliance
                                  Compliance        since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------

LAURA FERGERSON (1962)            Treasurer         Since 2004          Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 28 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------

JIMMY D. GAMBILL (1947)           Senior Vice       Since 2002          Not Applicable            Not Applicable
500 East Broward Blvd.            President
Suite 2100                        and Chief
Fort Lauderdale, FL               Executive
33394-3091                        Officer -
                                  Finance and
                                  Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (1947)              Vice President    Since 2000          Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


152 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)          Vice President    Since 2006          Not Applicable            Not Applicable
One Franklin Parkway              and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

CRAIG S. TYLE (1960)              Vice President    Since 2005          Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------

GALEN G. VETTER (1951)            Chief Financial   Since 2004          Not Applicable            Not Applicable
500 East Broward Blvd.            Officer and
Suite 2100                        Chief
Fort Lauderdale, FL               Accounting
33394-3091                        Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of October 17, 2007. It is possible that information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                             Annual Report | 153

Franklin Custodian Funds, Inc.

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


154 | Annual Report

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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                              Not part of the annual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com.See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CUSTODIAN FUNDS, INC.

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FCF A2007 11/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $319,991 for the fiscal year ended September 30, 2007 and $339,046 for the fiscal year ended September 30, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended September 30, 2007 and $0 for the fiscal year ended September 30, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2007 and $30,073 for the fiscal year ended September 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2007 and $145,788 for the fiscal year ended September 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connect with the investment management contract renewal process.


(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended September 30, 2007 and $175,861 for the fiscal year ended September 30, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS, INC.

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2007